SEC. File Nos. 033-66214

811-07888

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

____________

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 33

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 35

____________

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1447

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

____________

COURTNEY R. TAYLOR, Secretary

Limited Term Tax-Exempt Bond Fund of America

333 South Hope Street

Los Angeles, California 90071-1447

(Name and Address of Agent for Service)

____________

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

(Counsel for the Registrant)

____________

Approximate date of proposed public offering:

It is proposed that this filing will become effective on October 1, 2013, pursuant to paragraph (b) of rule 485.

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®

Prospectus

October 1, 2013

F und	Class A	B	C	F-1	F-2
American Funds Short-Term Tax-Exempt Bond Fund	ASTEX	N/A	N/A	FSTTX	ASTFX
Limited Term Tax-Exempt Bond Fund of America	LTEBX	LTXBX	LTXCX	LTXFX	LTEFX
The Tax-Exempt Bond Fund of America	AFTEX	TEBFX	TEBCX	AFTFX	TEAFX
American High-Income Municipal Bond Fund	AMHIX	ABHMX	AHICX	ABHFX	AHMFX
American Funds Tax-Exempt Fund of New York	NYAAX	NYABX	NYACX	NYAEX	NYAFX
The Tax-Exempt Fund of California	TAFTX	TECBX	TECCX	TECFX	TEFEX

Table of contents
Summaries
American Funds Short-Term Tax-Exempt Bond Fund	1
Limited Term Tax-Exempt Bond Fund of America	7
The Tax-Exempt Bond Fund of America	13
American High-Income Municipal Bond Fund	19
American Funds Tax-Exempt Fund of New York	26
The Tax-Exempt Fund of California	33
Investment objectives, strategies and risks	40
Management and organization	48
Shareholder information	52
Purchase, exchange and sale of shares	53
How to sell shares	56
Distributions and taxes	59
Choosing a share class	61
Sales charges	62
Sales charge reductions and waivers	64
Rollovers from retirement plans to IRAs	67
Plans of distribution	68
Other compensation to dealers	69
Fund expenses	70
Financial highlights	71
Appendix	83

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

American Funds Short-Term Tax-Exempt Bond Fund

Investment objective

The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 64 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	F-1	F-2
Management fees	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees	0.15	0.25	none
Other expenses	0.07	0.22	0.19
Total annual fund operating expenses	0.59	0.84	0.56
*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Tax-exempt income funds / Prospectus 1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$309	$434	$571	$ 969
F-1	86	268	466	1,037
F-2	57	179	313	701

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax. The fund invests primarily in municipal bonds rated AA- or better or Aa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit. The fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The fund may invest significantly in municipal obligations of issuers in the same state, or engaged in the same types of projects or industries.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment

Tax-exempt income funds / Prospectus 2

adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Tax-exempt income funds / Prospectus 3

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. The results below and on the following page for certain periods shown reflect the operation of the fund as a money market fund prior to its conversion on August 7, 2009 to a short-term tax-exempt bond fund. Accordingly, results for such periods are not representative of the fund’s results had the fund been operated as a short-term tax-exempt bond fund during the entire period. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Tax-exempt income funds / Prospectus 4

Average annual total returns For the periods ended December 31, 2012 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years
A − Before taxes	10/24/1989	–0.88%	1.11%	1.47%
− After taxes on distributions		–0.88	1.11	1.47
− After taxes on distributions and sale of fund shares		–0.12	1.11	1.47

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
F-1	8/27/09	1.42%	N/A	N/A	1.91%
F-2	8/12/09	1.69	N/A	N/A	2.14

Indexes	1 year	5 years	10 years
Barclays Municipal Short 1-5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.73%	3.58%	N/A
Lipper Short Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	1.38	2.18	2.16%
Class A annualized 30-day yield at July 31, 2013: 0.38% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Brenda S. Ellerin President	4 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Neil L. Langberg Senior Vice President	4 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Tax-exempt income funds / Prospectus 5

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Tax-exempt income funds / Prospectus 6

Limited Term Tax-Exempt Bond Fund of America

Investment objective

The fund’s investment objective is to provide you with current income that is exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 64 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A	B	C	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.30	1.00	1.00	0.25	none
Other expenses	0.06	0.05	0.10	0.20	0.18
Total annual fund operating expenses	0.60	1.29	1.34	0.69	0.42
*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Tax-exempt income funds / Prospectus 7

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$310	$437	$576	$ 981
B	631	809	908	1,366
C	236	425	734	1,613
F-1	70	221	384	859
F-2	43	135	235	530

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$131	$409	$708	$1,366
C	136	425	734	1,613

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in municipal bonds. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax.

The fund invests primarily in municipal bonds rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds rated BBB and Baa by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit. The dollar-weighted average maturity of the fund’s portfolio is between three and 10 years.

The fund may invest significantly in municipal obligations of issuers in the same state, or engaged in the same types of projects or industries.

Tax-exempt income funds / Prospectus 8

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund's investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Tax-exempt income funds / Prospectus 9

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Tax-exempt income funds / Prospectus 10

Average annual total returns For the periods ended December 31, 2012 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/6/1993	1.24%	4.02%	3.55%	4.41%
− After taxes on distributions		1.23	4.02	3.55	N/A
− After taxes on distributions and sale of fund shares		1.72	3.88	3.49	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–1.91%	3.48%	3.24%	4.07%
C	3/15/2001	2.04	3.77	3.03	3.43
F-1	3/15/2001	3.74	4.51	3.77	4.06
F-2	8/18/2008	4.01	N/A	N/A	5.03

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.07%	4.84%	4.07%	4.75%
Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.09	4.84	3.93	4.67
Class A annualized 30-day yield at July 31, 2013: 1.20% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Brenda S. Ellerin President	17 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Neil L. Langberg Senior Vice President	20 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Tax-exempt income funds / Prospectus 11

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Tax-exempt income funds / Prospectus 12

The Tax-Exempt Bond Fund of America

Investment objective

The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In 2013, the fund changed its fiscal year-end from August 31 to July 31. The expenses shown in the Annual Fund Operating Expenses table below are annualized. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 64 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A	B	C	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	none
Other expenses	0.06	0.06	0.10	0.19	0.18
Total annual fund operating expenses	0.55	1.30	1.34	0.68	0.42
*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Tax-exempt income funds / Prospectus 13

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$429	$545	$671	$1,038
B	632	812	913	1,361
C	236	425	734	1,613
F-1	69	218	379	847
F-2	43	135	235	530

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$132	$412	$713	$1,361
C	136	425	734	1,613

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the eleven-month period ended July 31, 2013, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objective by investing primarily in municipal bonds.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities that subject you to federal alternative minimum tax. The fund invests substantially in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

The fund may invest significantly in municipal obligations of issuers in the same state, or engaged in the same type of projects or industries.

Tax-exempt income funds / Prospectus 14

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Tax-exempt income funds / Prospectus 15

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper General & Insured Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Tax-exempt income funds / Prospectus 16

Average annual total returns For the periods ended December 31, 2012 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/3/1979	4.81%	4.77%	4.33%	6.86%
− After taxes on distributions		4.81	4.77	4.33	N/A
− After taxes on distributions and sale of fund shares		4.39	4.64	4.27	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	3.11%	4.46%	4.10%	4.96%
C	3/15/2001	7.06	4.74	3.87	4.25
F-1	3/15/2001	8.79	5.47	4.62	4.88
F-2	8/1/2008	9.07	N/A	N/A	6.51

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.78%	5.91%	5.10%	N/A
Lipper General & Insured Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.84	5.31	4.43	6.74%
Class A annualized 30-day yield at July 31, 2013: 2.62% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Neil L. Langberg President	34 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Brenda S. Ellerin Senior Vice President	15 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Karl J. Zeile Vice President and Trustee	10 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Tax-exempt income funds / Prospectus 17

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Tax-exempt income funds / Prospectus 18

American High-Income Municipal Bond Fund

Investment objective

The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 64 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A	B	C	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.27	1.00	1.00	0.25	none
Other expenses	0.10	0.10	0.14	0.22	0.20
Total annual fund operating expenses	0.69	1.42	1.46	0.79	0.52
*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Tax-exempt income funds / Prospectus 19

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$443	$587	$745	$1,201
B	645	849	976	1,503
C	249	462	797	1,746
F-1	81	252	439	978
F-2	53	167	291	653

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$145	$449	$776	$1,503
C	149	462	797	1,746

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Tax-exempt income funds / Prospectus 20

Principal investment strategies

In seeking to achieve its objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in securities that may subject you to federal alternative minimum tax. The fund invests a significant portion of its portfolio in municipal bonds rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

The fund may invest significantly in municipal obligations of issuers in the same state, or engaged in the same types of projects or industries.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Tax-exempt income funds / Prospectus 21

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Tax-exempt income funds / Prospectus 22

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Barclays High Yield Municipal Bond Index is a market-value-weighted index composed of municipal bonds rated below BBB/Baa. The Lipper High Yield Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Tax-exempt income funds / Prospectus 23

Average annual total returns For the periods ended December 31, 2012 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	9/26/1994	9.89%	4.75%	4.57%	5.61%
− After taxes on distributions		9.89	4.75	4.57	N/A
− After taxes on distributions and sale of fund shares		8.01	4.70	4.56	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	8.37%	4.44%	4.37%	4.92%
C	3/15/2001	12.31	4.72	4.15	4.36
F-1	3/19/2001	14.10	5.46	4.90	4.99
F-2	8/12/2008	14.39	N/A	N/A	7.01

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.78%	5.91%	5.10%	6.03%
Barclays High Yield Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	18.14	6.15	7.08	N/A
Lipper High Yield Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	14.13	4.83	4.86	5.37
Class A annualized 30-day yield at July 31, 2013: 3.88% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Karl J. Zeile President and Trustee	9 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Neil L. Langberg Senior Vice President	19 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Chad M. Rach	2 years	Senior Vice President – Fixed Income, Capital Research Company

Tax-exempt income funds / Prospectus 24

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Tax-exempt income funds / Prospectus 25

American Funds Tax-Exempt Fund of New York

Investment objectives

The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 64 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A	B	C	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or service (12b-1) fees	0.13	1.00	1.00	0.20	none
Other expenses	0.18	0.18	0.23	0.31	0.29
Total annual fund operating expenses	0.66	1.53	1.58	0.86	0.64
Expense reimbursement[2]	0.07	0.07	0.08	0.07	0.07
Total annual fund operating expenses after expense reimbursement	0.59	1.46	1.50	0.79	0.57
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect at least through September 30, 2014. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Tax-exempt income funds / Prospectus 26

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$433	$572	$ 722	$1,160
B	649	877	1,028	1,582
C	253	491	853	1,872
F-1	81	267	470	1,054
F-2	58	198	350	792

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$149	$477	$828	$1,582
C	153	491	853	1,872

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Tax-exempt income funds / Prospectus 27

Principal investment strategies

The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of New York and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside New York. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest in bonds exempt from federal and state taxation that are used to fund private projects.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal, New York state and New York City income taxes and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax. The fund is intended primarily for taxable residents of New York.

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Tax-exempt income funds / Prospectus 28

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risks of investing in municipal bonds of issuers within the state of New York — Because the fund invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile. More detailed information about the risks of investing in New York municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Tax-exempt income funds / Prospectus 29

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund.The Lipper New York Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s primary objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Tax-exempt income funds / Prospectus 30

Average annual total returns For the periods ended December 31, 2012 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	11/1/2010	4.19%	N/A	N/A	5.20%
− After taxes on distributions		4.19	N/A	N/A	5.20
− After taxes on distributions and sale of fund shares		3.76	N/A	N/A	4.86

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	11/1/2010	2.34%	N/A	N/A	4.46%
C	11/1/2010	6.28	N/A	N/A	6.17
F -1	11/1/2010	8.07	N/A	N/A	6.92
F -2	11/1/2010	8.30	N/A	N/A	7.17

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays New York Municipal Funds Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.21%	5.78%	N/A	5.58%
Lipper New York Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.87	5.11	4.39%	5.68
Class A annualized 30-day yield at July 31, 2013: 2.29% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Karl J. Zeile President and Trustee	3 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Jerome Solomon Vice President	1 year	Vice President - Fixed Income, Capital Research Company

Tax-exempt income funds / Prospectus 31

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $1,000 and the minimum to add to an account is $50.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from New York income tax will also be exempt from New York state and local income taxes. To the extent the fund’s dividends are derived from interest on debt obligations not exempt from New York income tax, such dividends will be subject to New York state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Tax-exempt income funds / Prospectus 32

The Tax-Exempt Fund of California

Investment objectives

The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In 2013, the fund changed its fiscal year-end from August 31 to July 31. The expenses shown in the Annual Fund Operating Expenses table below are annualized. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 64 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A	B	C	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	none
Other expenses	0.06	0.05	0.10	0.20	0.19
Total annual fund operating expenses	0.63	1.37	1.42	0.77	0.51
*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Tax-exempt income funds / Prospectus 33

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$437	$569	$713	$1,132
B	639	834	950	1,443
C	245	449	776	1,702
F-1	79	246	428	954
F-2	52	164	285	640

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$139	$434	$750	$1,443
C	145	449	776	1,702

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the eleven-month period ended July 31, 2013, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Tax-exempt income funds / Prospectus 34

Principal investment strategies

The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest in bonds exempt from federal and state taxation that are used to fund private projects.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax. The fund is intended primarily for taxable residents of California.

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Tax-exempt income funds / Prospectus 35

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risks of investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Tax-exempt income funds / Prospectus 36

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper California Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s primary objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Tax-exempt income funds / Prospectus 37

Average annual total returns For the periods ended December 31, 2012 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/28/1986	5.84%	5.22%	4.45%	5.80%
− After taxes on distributions		5.84	5.22	4.45	N/A
− After taxes on distributions and sale of fund shares		5.14	5.04	4.38	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	4.15%	4.91%	4.23%	4.99%
C	3/19/2001	8.10	5.19	4.00	4.23
F-1	3/20/2001	9.83	5.92	4.75	4.87
F-2	8/22/2008	10.12	N/A	N/A	7.10

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays California Municipal Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	8.15%	6.10%	5.29%	N/A
Lipper California Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	10.22	5.51	4.55	5.93%
Class A annualized 30-day yield at July 31, 2013: 3.16% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Neil L. Langberg President	27 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Karl J. Zeile Vice President and Trustee	10 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Tax-exempt income funds / Prospectus 38

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $1,000 and the minimum to add to an account is $50.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California state and local income taxes. To the extent the fund’s dividends are derived from interest on debt obligations not exempt from California income tax, such dividends will be subject to California state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Tax-exempt income funds / Prospectus 39

Investment objectives, strategies and risks

Except where the context indicates otherwise, references to the “fund” apply to each of these tax-exempt bond funds.

American Funds Short-Term Tax-Exempt Bond Fund The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax.

The fund invests primarily in municipal bonds rated AA- or better or Aa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds rated A- or better or A3 or better, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit. The fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

Limited Term Tax-Exempt Bond Fund of America The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital. The fund invests primarily in municipal bonds. The fund is designed for investors seeking current income exempt from federal income tax. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax.

The fund invests primarily in municipal bonds rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds rated BBB and Baa by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The dollar-weighted average maturity of the fund’s portfolio is between three and 10 years.

The Tax-Exempt Bond Fund of America The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital. The fund is designed for investors seeking a high level of current income exempt from federal income tax. The fund seeks to achieve its objective by investing primarily in municipal bonds.

Tax-exempt income funds / Prospectus 40

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities that subject you to federal alternative minimum tax. The fund invests substantially in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

American High-Income Municipal Bond Fund The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax. The fund is designed for investors who are able to tolerate greater credit risk and price fluctuations than investors in funds with higher quality portfolios. In seeking to achieve its objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in securities that may subject you to federal alternative minimum tax. The fund invests a significant portion of its portfolio in municipal bonds rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

American Funds Tax-Exempt Fund of New York The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by primarily investing in municipal bonds issued by the state of New York and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside of New York (including territories and Commonwealths of the United States). The fund is designed for investors seeking income exempt from federal, New York state and New York City income taxes and capital preservation over the long term, and is intended primarily for taxable residents of New York.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal, New York state and New York City income taxes and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax.

Tax-exempt income funds / Prospectus 41

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit. Securities that are not general obligations of the state or are obligations of issuers in other jurisdictions may have lower ratings than general obligations of the state.

Because the fund invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile. More detailed information about the risks of investing in New York municipal securities is contained in the statement of additional information.

The Tax-Exempt Fund of California The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California (including territories and Commonwealths of the United States). The fund is designed for investors seeking income exempt from federal and California income taxes and capital preservation over the long term, and is intended primarily for taxable residents of California.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax.

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including

Tax-exempt income funds / Prospectus 42

guarantees and letters of credit. Securities that are not general obligations of the state or are obligations of issuers in other jurisdictions may have lower ratings than general obligations of the state.

Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Applicable to all funds

The fund may invest significantly in municipal obligations of issuers in the same state or engaged in the same types of projects or industries.

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Each fund other than The Tax-Exempt Bond Fund of America may also invest in bonds exempt from federal and state taxation that are used to fund private projects.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Tax-exempt income funds / Prospectus 43

Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

To the extent the fund invests significantly in municipal obligations of issuers in the same state or of similar project type, the fund may be more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Tax-exempt income funds / Prospectus 44

The fund (other than The Tax-Exempt Bond Fund of America) may invest in securities that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks associated with those practices.

Tax-exempt income funds / Prospectus 45

Fund comparative indexes The investment results tables in this prospectus show how the fund’s average annual total returns compare with various broad measures of market results.

American Funds Short-Term Tax-Exempt Bond Fund The Barclays Municipal Short 1–5 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index began on July 31, 2005; therefore, results covering periods prior to that date are not shown. The Lipper Short Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Limited Term Tax-Exempt Bond Fund of America The Barclays Municipal Short Intermediate 1-10 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Intermediate Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The Tax-Exempt Bond Fund of America The Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence when the fund’s Class A shares became available; therefore, lifetime results are not shown. The Lipper General & Insured Municipal Debt Funds Average is composed of funds that invest in municipal debt issues in the top four credit rating categories. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Tax-exempt income funds / Prospectus 46

American High-Income Municipal Bond Fund The Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays High Yield Municipal Bond Index is a market-value-weighted index composed of municipal bonds rated below BBB/Baa. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence as of the date the fund’s Class A shares became available; therefore, lifetime results are not shown. The Lipper High Yield Municipal Debt Funds Average is composed of funds that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Tax-Exempt Fund of New York The Barclays New York Municipal Index is a market-value-weighted index that includes only investment-grade tax-exempt bonds of issuers within the state of New York. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper New York Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in New York. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The Tax-Exempt Fund of California The Barclays California Municipal Index is a market-value-weighted index that includes only investment-grade tax-exempt bonds of issuers within the state of California. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence when the fund’s Class A shares became available; therefore, lifetime results are not shown. The Lipper California Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in California. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

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Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses tables under “Fees and expenses of the fund.” The management fee for the fund is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreements by the fund’s board of trustees is contained in the fund’s annual report to shareholders for the fiscal year ended July 31, 2013.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

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The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. The table below shows the investment experience and role in management of the fund for the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Brenda S. Ellerin	Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate
American Funds Short-Term Tax-Exempt Bond Fund		4 years	Serves as a fixed-income portfolio manager
Limited Term Tax-Exempt Bond Fund of America		17 years	Serves as a fixed-income portfolio manager
The Tax-Exempt Bond Fund of America		15 years (plus 6 years of prior experience as an investment analyst for the fund)	Serves as a municipal bond portfolio manager
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Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Neil L. Langberg	Investment professional for 37 years, all with Capital Research and Management Company or affiliate
American Funds Short-Term Tax-Exempt Bond Fund		4 years	Serves as a fixed-income portfolio manager
Limited Term Tax-Exempt Bond Fund of America		20 years	Serves as a fixed-income portfolio manager
The Tax-Exempt Bond Fund of America		34 years	Serves as a municipal bond portfolio manager
American High-Income Municipal Bond Fund		19 years	Serves as a fixed-income portfolio manager
The Tax-Exempt Fund of California		27 years	Serves as a municipal bond portfolio manager
Chad M. Rach	Investment professional for 20 years in total; 9 years with Capital Research and Management Company or affiliate
American High-Income Municipal Bond Fund		2 years (plus 6 years of prior experience as an analyst for the fund)	Serves as a fixed-income portfolio manager
Jerome Solomon	Investment professional for 21 years in total; 5 years with Capital Research and Management Company or affiliate
American Funds Tax-Exempt Fund of New York		1 year	Serves as a fixed-income portfolio manager
Tax-exempt income funds / Prospectus 50

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Karl J. Zeile	Investment professional for 22 years in total; 14 years with Capital Research and Management Company or affiliate
American High-Income Municipal Bond Fund		9 years (plus 5 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager
The Tax-Exempt Bond Fund of America		10 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as a municipal bond portfolio manager
American Funds Tax-Exempt Fund of New York		3 years	Serves as a fixed-income portfolio manager
The Tax-Exempt Fund of California		10 years	Serves as a municipal bond portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

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Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer. Please see your financial advisor or investment dealer for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. These documents are available by writing to or calling American Funds Service Company.

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Purchase, exchange and sale of shares

The fund reserves the right not to make its shares available to tax-deferred retirement plans and accounts. American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California are intended primarily for taxable residents of New York and California, respectively, and may not be appropriate for residents of other states and tax-exempt entities.

The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making fair value determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

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Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class C shares are not offered by American Funds Short-Term Tax-Exempt Bond Fund at this time.

Purchase of Class F shares Unless otherwise noted, references in this prospectus to Class F shares refer to both Class F-1 and F-2 shares.

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class B shares Class B shares may not be purchased or acquired, except by exchange from Class B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class B shares will instead be invested in Class A shares and subject to any applicable sales charges.

Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares. However, no additional investments will be accepted in Class B shares. Dividends and capital gain distributions may continue to be reinvested in Class B shares until their conversion dates. In addition, shareholders invested in Class B shares will be able to exchange those shares for Class B shares of other American Funds offering Class B shares until they convert.

Automatic conversion of Class B and C shares Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

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Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 (or $1,000 for American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California) may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 (or $1,000 for American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California) within five months of account establishment.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

Exchange Generally, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

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How to sell shares

You may sell (redeem) shares in any of the following ways:

Through your dealer or financial advisor (certain charges may apply)

•	Shares held for you in your dealer’s name must be sold through the dealer.
•	Generally, Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

•	Requests must be signed by the registered shareholder(s).
•	A signature guarantee is required if the redemption is:
—	more than $125,000;
—	made payable to someone other than the registered shareholder(s); or
—	sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.
•	American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.
•	Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

•	Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.
•	Checks must be made payable to the registered shareholder.
•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees.

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Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	purchases and redemptions of shares having a value of less than $5,000;
•	purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and
Tax-exempt income funds / Prospectus 57

transactions allowing the investment company to meet its redemptions and purchases of shares;

•	retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;
•	purchase transactions involving in-kind transfers of fund shares, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and
•	systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

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Distributions and taxes

Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in November or December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash.

Taxes on dividends and distributions Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, the fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, and American High-Income Municipal Bond Fund may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by those funds.

Each of American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California anticipates that the federally exempt interest dividends paid by the applicable fund and derived from interest on bonds exempt from New York and California income tax, respectively, will also be exempt from New York and California state income tax, respectively. To the extent the applicable fund’s dividends are derived from interest on debt obligations that is not exempt from New York or California income tax, however, such dividends will be subject to applicable state income tax.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Tax-exempt income funds / Prospectus 59

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information.

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Choosing a share class

The fund offers different classes of shares through this prospectus. Shares of the fund are available through various investment programs or accounts. However, tax-exempt funds should generally not serve as investments for tax-deferred retirement plans and accounts. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund. Since shares of American Funds Short-Term Tax-Exempt Bond Fund are only available in Class A, F-1 and F-2, references to Class B and C shares are not applicable to American Funds Short-Term Tax-Exempt Bond Fund.

Each share class of the fund represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of the fund, you should choose a share class. If none is chosen, your investment will be made in Class A shares.

Factors you should consider in choosing a class of shares include:

•	how long you expect to own the shares;
•	how much you intend to invest;
•	total expenses associated with owning shares of each class;
•	whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);
•	whether you plan to take any distributions in the near future; and
•	availability of share classes:
—	Class B shares may not be purchased or acquired except by exchange from Class B shares of another fund in the American Funds family;
—	Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares of the American Funds, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;
—	Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to certain registered investment advisors and to other intermediaries approved by the fund’s distributor.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

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Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

Sales charges for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

Sales charges for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the tables above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Tax-exempt income funds / Prospectus 62

Class A share purchases not subject to sales charge The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

•	investments in Class A shares made by endowments or foundations with $50 million or more in assets;
•	investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds; and
•	certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisors authorized to sell American Funds, and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class B and C shares For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of the date you purchased the Class B shares, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class F shares Class F shares are sold without any initial or contingent deferred sales charge.

Tax-exempt income funds / Prospectus 63

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the section “Sales charge reductions and waivers” of this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

Sales charge reductions and waivers

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your advisor or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial advisor.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series,® American Funds Portfolio SeriesSM and American Funds College Target Date SeriesSM may also be combined for this purpose. Please see the applicable series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

•	trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);
•	solely controlled business accounts; and
•	single-participant retirement plans.

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more

Tax-exempt income funds / Prospectus 64

American Funds (excluding American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.

Right of reinvestment If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to

Tax-exempt income funds / Prospectus 65

your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;
•	tax-free returns of excess contributions to IRAs;
•	redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);
•	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and
•	the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):
—	redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and
—	if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your advisor or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Tax-exempt income funds / Prospectus 66

Rollovers from retirement plans to IRAs

The fund reserves the right not to make its shares available to tax-deferred retirement plans and accounts.

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

•	rollovers to IRAs from 403(b) plans with Capital Bank and Trust CompanySM as custodian; and
•	rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:
—	the assets being rolled over were invested in American Funds at the time of distribution; and
—	the rolled over assets are contributed to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Tax-exempt income funds / Prospectus 67

Plans of distribution

The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
Class A shares:
0.15%	American Funds Short-Term Tax-Exempt Bond Fund
0.25%	The Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of California
0.30%	Limited Term Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York
0.50%	Class F-1 shares
1.00%	Class B and C shares

For all share classes indicated above, up to .25% (.15% for Class A shares of American Funds Short-Term Tax-Exempt Bond Fund may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of each fund, as a percentage of average net assets for the previous fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of each fund’s assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Tax-exempt income funds / Prospectus 68

Other compensation to dealers

American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to dealers based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .10% of the previous year’s American Funds sales by that dealer and (b) up to .02% of American Funds assets attributable to that dealer, with an adjustment made for the dealer’s relative redemption rate and the quality of the dealer’s relationship with American Funds Distributors. For calendar year 2012, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments may also change from year to year. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

Tax-exempt income funds / Prospectus 69

Fund expenses

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

For all share classes except Class B shares, “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The fund's investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C and F shares for administrative services provided to these share classes.

The “Other expenses” items in the Annual Fund Operating Expenses table for the fund also include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses applicable to all share classes.

Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account.

Tax-exempt income funds / Prospectus 70

Financial highlights

T he Financial Highlights tables are intended to help you understand the fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The information for the periods provided for American Funds Short-Term Tax-Exempt Bond Fund includes information that is prior to the fund's conversion from a money market fund to a short-term tax-exempt bond fund, but reflects the 10-for-1 reverse stock split of the shares of the fund, effective August 7, 2009. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund’s statement of additional information and annual reports. The information in the Financial Highlights tables for each fund other than The Tax-Exempt Fund of California has been audited by PricewaterhouseCoopers LLP, and the information for the Tax-Exempt Fund of California has been audited by Deloitte & Touche LLP. The current reports of PricewaterhouseCooper LLP or Deloitte & Touche LLP, as applicable, along with the fund’s financial statements, are included in the statement of additional information for the fund, which is available upon request.

American Funds Short-Term Tax-Exempt Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim-bursements/ waivers	Ratio of expenses to average net assets after reim-bursements/ waivers[3]	Ratio of net income to average net assets[3]
Class A4:
Year ended 7/31/2013	$10.32	$.13	$(.11)	$ .02	$(.13)	$ —[5]	$(.13)	$10.21	.16%	$701.59%		.59%	1.21%
Year ended 7/31/2012	10.23	.13	.09	.22	(.13)	—	(.13)	10.32	2.17	606.59		.59	1.27
Year ended 7/31/2011	10.20	.12	.03	.15	(.12)	—	(.12)	10.23	1.53	520.60		.60	1.24
Year ended 7/31/2010	10.00	.10	.20	.30	(.10)	—	(.10)	10.20	3.06	412.65		.53	1.00
Period from 10/1/2008 to 7/31/2009[6,7]	10.00	.03	—	.03	(.03)	—	(.03)	10.00	.33	501	.52[8]	.46[8]	.44[8]
Year ended 9/30/2008	10.00	.20	—	.20	(.20)	—	(.20)	10.00	1.99	810.47		.43	1.93

Tax-exempt income funds / Prospectus 71

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim-bursements/ waivers	Ratio of expenses to average net assets after reim-bursements/ waivers[3]	Ratio of net income to average net assets[3]
Class F-1:
Year ended 7/31/2013	$10.32	$.10	$(.11)	$(.01)	$(.10)	$ —[5]	$(.10)	$10.21	(.08)%	$30.84%		.84%	.96%
Year ended 7/31/2012	10.23	.11	.09	.20	(.11)	—	(.11)	10.32	1.98	18.78		.78	1.09
Year ended 7/31/2011	10.20	.11	.03	.14	(.11)	—	(.11)	10.23	1.34	14.79		.79	1.04
Period from 8/27/2009 to 7/31/2010[6]	10.00	.10	.19	.29	(.09)	—	(.09)	10.20	2.93	5	.79[8]	.64[8]	1.06[8]
Class F-2:
Year ended 7/31/2013	10.32	.13	(.11)	.02	(.13)	—[5]	(.13)	10.21	.19	37.56		.56	1.23
Year ended 7/31/2012	10.23	.14	.09	.23	(.14)	—	(.14)	10.32	2.24	15.52		.52	1.33
Year ended 7/31/2011	10.20	.13	.03	.16	(.13)	—	(.13)	10.23	1.58	17.55		.55	1.28
Period from 8/12/2009 to 7/31/2010[6]	10.00	.13	.18	.31	(.11)	—	(.11)	10.20	3.16	8	.51[8]	.45[8]	1.39[8]

	Year ended July 31
	2013	2012	2011	2010
Portfolio turnover rate for all share classes	22%	14%	12%	5%
[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the periods shown, Capital Research and Management Company agreed to pay a portion of fees and expenses due to lower short-term interest rates.
[4]	Reflects the board of trustees’ approval of a 10-for-1 reverse stock split of the shares of the fund, effective August 7, 2009.
[5]	Amount less than $.01.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	In 2009, the fund changed its fiscal year-end from September 30 to July 31.
[8]	Annualized.
Tax-exempt income funds / Prospectus 72

Limited Term Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2013	$16.36	$.40	$(.42)	$ (.02)	$(.40)	$ —[4]	$(.40)	$15.94	(.13)%	$2,625.60%		.60%	2.45%
Year ended 7/31/2012	15.85	.44	.51	.95	(.44)	—	(.44)	16.36	6.06	2,549.60		.60	2.72
Year ended 7/31/2011	15.78	.46	.07	.53	(.46)	—	(.46)	15.85	3.41	2,232.60		.60	2.93
Year ended 7/31/2010	15.11	.48	.67	1.15	(.48)	—	(.48)	15.78	7.71	2,316.61		.61	3.08
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	—	(.50)	15.11	4.12	1,700.64		.63	3.36
Class B:
Year ended 7/31/2013	16.36	.29	(.42)	(.13)	(.29)	—[4]	(.29)	15.94	(.82)	3	1.29	1.29	1.78
Year ended 7/31/2012	15.85	.33	.51	.84	(.33)	—	(.33)	16.36	5.33	6	1.30	1.30	2.04
Year ended 7/31/2011	15.78	.35	.07	.42	(.35)	—	(.35)	15.85	2.69	10	1.31	1.31	2.24
Year ended 7/31/2010	15.11	.37	.67	1.04	(.37)	—	(.37)	15.78	6.96	21	1.31	1.31	2.40
Year ended 7/31/2009	15.01	.40	.10	.50	(.40)	—	(.40)	15.11	3.40	25	1.34	1.33	2.69
Class C:
Year ended 7/31/2013	16.36	.28	(.42)	(.14)	(.28)	—[4]	(.28)	15.94	(.87)	49	1.34	1.34	1.72
Year ended 7/31/2012	15.85	.32	.51	.83	(.32)	—	(.32)	16.36	5.27	75	1.34	1.34	1.99
Year ended 7/31/2011	15.78	.34	.07	.41	(.34)	—	(.34)	15.85	2.64	69	1.36	1.36	2.19
Year ended 7/31/2010	15.11	.36	.67	1.03	(.36)	—	(.36)	15.78	6.91	91	1.36	1.36	2.34
Year ended 7/31/2009	15.01	.39	.10	.49	(.39)	—	(.39)	15.11	3.35	73	1.39	1.38	2.64
Class F-1:
Year ended 7/31/2013	16.36	.39	(.42)	(.03)	(.39)	—[4]	(.39)	15.94	(.22)	122.69		.69	2.37
Year ended 7/31/2012	15.85	.43	.51	.94	(.43)	—	(.43)	16.36	6.00	132.65		.65	2.67
Year ended 7/31/2011	15.78	.45	.07	.52	(.45)	—	(.45)	15.85	3.37	104.65		.65	2.89
Year ended 7/31/2010	15.11	.47	.67	1.14	(.47)	—	(.47)	15.78	7.68	112.63		.63	3.06
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	—	(.50)	15.11	4.11	108.66		.64	3.33

Tax-exempt income funds / Prospectus 73

		(Loss) income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class F-2:
Year ended 7/31/2013	$16.36	$.43	$(.42)	$.01	$(.43)	$ —[4]	$(.43)	$15.94	.05%	$148.42%		.42%	2.64%
Year ended 7/31/2012	15.85	.47	.51	.98	(.47)	—	(.47)	16.36	6.28	162.38		.38	2.94
Year ended 7/31/2011	15.78	.49	.07	.56	(.49)	—	(.49)	15.85	3.65	132.38		.38	3.15
Year ended 7/31/2010	15.11	.52	.67	1.19	(.52)	—	(.52)	15.78	7.97	125.36		.36	3.35
Period from 8/18/2008 to 7/31/2009[5]	15.15	.50	(.04)	.46	(.50)	—	(.50)	15.11	3.15	204	.38[6]	.38[6]	3.51[6]

	Year ended July 31
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	13%	9%	14%	13%	7%
[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.
[4]	Amount less than $.01.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Annualized.
Tax-exempt income funds / Prospectus 74

The Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Period from 9/1/2012 to 7/31/2013[4,5]	$13.08	$.40	$(.64)	$ (.24)	$(.40)	$12.44	(1.93)%	$6,984	.55%[6]	.55%[6]	3.35%[6]
Year ended 8/31/2012	12.26	.47	.82	1.29	(.47)	13.08	10.71	7,445.55		.55	3.73
Year ended 8/31/2011	12.53	.48	(.27)	.21	(.48)	12.26	1.85	6,557.55		.55	4.01
Year ended 8/31/2010	11.82	.48	.71	1.19	(.48)	12.53	10.23	7,740.54		.54	3.92
Year ended 8/31/2009	12.03	.50	(.21)	.29	(.50)	11.82	2.65	7,130.56		.56	4.39
Year ended 8/31/2008	12.19	.51	(.16)	.35	(.51)	12.03	2.87	6,319.56		.53	4.16
Class B:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.59)	20	1.30[6]	1.30[6]	2.61[6]
Year ended 8/31/2012	12.26	.38	.82	1.20	(.38)	13.08	9.90	30	1.29	1.29	3.01
Year ended 8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.08	40	1.30	1.30	3.26
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.41	78	1.30	1.30	3.18
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.88	107	1.32	1.31	3.65
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.10	114	1.31	1.28	3.42
Class C:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.64)	375	1.34[6]	1.34[6]	2.56[6]
Year ended 8/31/2012	12.26	.37	.82	1.19	(.37)	13.08	9.85	420	1.34	1.34	2.94
Year ended 8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.03	370	1.35	1.35	3.21
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.35	475	1.34	1.34	3.11
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.83	399	1.36	1.36	3.58
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.05	313	1.36	1.33	3.36
Tax-exempt income funds / Prospectus 75

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class F-1:
Period from 9/1/2012 to 7/31/2013[4,5]	$13.08	$.39	$(.64)	$(.25)	$(.39)	$12.44	(2.05)%	$1,659	.68%[6]	.68%[6]	3.21%[6]
Year ended 8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59	1,526.66		.66	3.62
Year ended 8/31/2011	12.53	.47	(.27)	.20	(.47)	12.26	1.73	1,356.66		.66	3.90
Year ended 8/31/2010	11.82	.46	.71	1.17	(.46)	12.53	10.12	1,380.64		.64	3.80
Year ended 8/31/2009	12.03	.49	(.21)	.28	(.49)	11.82	2.56	976.65		.64	4.31
Year ended 8/31/2008	12.19	.50	(.16)	.34	(.50)	12.03	2.79	1,020.63		.61	4.07
Class F-2:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.42	(.64)	(.22)	(.42)	12.44	(1.81)	327	.42[6]	.42[6]	3.49[6]
Year ended 8/31/2012	12.26	.49	.82	1.31	(.49)	13.08	10.88	239.40		.40	3.87
Year ended 8/31/2011	12.53	.50	(.27)	.23	(.50)	12.26	1.99	196.41		.41	4.15
Year ended 8/31/2010	11.82	.50	.71	1.21	(.50)	12.53	10.41	216.37		.37	4.09
Year ended 8/31/2009	12.03	.51	(.21)	.30	(.51)	11.82	2.80	253.39		.39	4.36
Period from 8/1/2008 to 8/31/2008[4]	11.94	.04	.09	.13	(.04)	12.03	1.10	3.04		.03	.34

	For the period 9/1/2012 to 7/31/2013[4,5]	Year ended August 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	16%	14%	12%	16%	18%	20%
[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During one the periods shown, Capital Research and Management Company reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, may not be representative of a full year.
[5]	In 2013, the fund changed its fiscal year-end from August 31 to July 31.
[6]	Annualized.
Tax-exempt income funds / Prospectus 76

American High-Income Municipal Bond Fund

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2013	$15.13	$.63	$ (.65)	$ (.02)	$(.63)	$14.48	(.25)%	$2,246.69%		.69%	4.14%
Year ended 7/31/2012	13.78	.66	1.35	2.01	(.66)	15.13	14.98	2,286.68		.68	4.64
Year ended 7/31/2011	13.97	.67	(.19)	.48	(.67)	13.78	3.57	1,849.64		.64	4.86
Year ended 7/31/2010	12.69	.66	1.28	1.94	(.66)	13.97	15.50	2,109.68		.68	4.82
Year ended 7/31/2009	14.21	.68	(1.52)	(.84)	(.68)	12.69	(5.69)	1,738.72		.70	5.43
Class B:
Year ended 7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(.97)	10	1.42	1.42	3.42
Year ended 7/31/2012	13.78	.56	1.35	1.91	(.56)	15.13	14.14	16	1.42	1.42	3.96
Year ended 7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.78	21	1.41	1.41	4.07
Year ended 7/31/2010	12.69	.56	1.28	1.84	(.56)	13.97	14.67	36	1.42	1.42	4.11
Year ended 7/31/2009	14.21	.59	(1.52)	(.93)	(.59)	12.69	(6.39)	43	1.46	1.45	4.70
Class C:
Year ended 7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(1.02)	161	1.46	1.46	3.37
Year ended 7/31/2012	13.78	.55	1.35	1.90	(.55)	15.13	14.09	170	1.46	1.46	3.86
Year ended 7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.73	137	1.46	1.46	4.03
Year ended 7/31/2010	12.69	.55	1.28	1.83	(.55)	13.97	14.60	163	1.46	1.46	4.03
Year ended 7/31/2009	14.21	.58	(1.52)	(.94)	(.58)	12.69	(6.44)	126	1.51	1.50	4.63
Tax-exempt income funds / Prospectus 77

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class F-1:
Year ended 7/31/2013	$15.13	$.62	$ (.65)	$ (.03)	$(.62)	$14.48	(.35)%	$172.79%		.79%	4.04%
Year ended 7/31/2012	13.78	.65	1.35	2.00	(.65)	15.13	14.89	191.76		.76	4.56
Year ended 7/31/2011	13.97	.65	(.19)	.46	(.65)	13.78	3.45	146.76		.76	4.73
Year ended 7/31/2010	12.69	.65	1.28	1.93	(.65)	13.97	15.42	181.75		.75	4.75
Year ended 7/31/2009	14.21	.67	(1.52)	(.85)	(.67)	12.69	(5.77)	156.80		.78	5.35
Class F-2:
Year ended 7/31/2013	15.13	.66	(.65)	.01	(.66)	14.48	(.09)	126.52		.52	4.31
Year ended 7/31/2012	13.78	.69	1.35	2.04	(.69)	15.13	15.20	87.49		.49	4.81
Year ended 7/31/2011	13.97	.69	(.19)	.50	(.69)	13.78	3.74	58.48		.48	5.03
Year ended 7/31/2010	12.69	.68	1.28	1.96	(.68)	13.97	15.72	50.48		.48	5.00
Period from 8/12/2008 to 7/31/2009[4]	14.28	.66	(1.58)	(.92)	(.67)	12.69	(6.19)	32	.53[5]	.53[5]	5.50[5]

	Year ended July 31
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	25%	20%	18%	15%	29%
[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Annualized.
Tax-exempt income funds / Prospectus 78

American Funds Tax-Exempt Fund of New York

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2013	$10.85	$.31	$(.64)	$(.33)	$(.31)	$10.21	(3.16)%	$ 99,811.66%		.59%	2.88%
Year ended 7/31/2012	9.98	.32	.87	1.19	(.32)	10.85	12.11	106,145.76		.63	3.06
Period from 11/1/2010[4] to 7/31/2011[5]	10.00	.21	(.03)	.18	(.20)	9.98	1.83	62,229	.97[6]	.67[6]	2.82[6]
Class B:
Year ended 7/31/2013	10.85	.22	(.64)	(.42)	(.22)	10.21	(4.00)	174	1.53	1.46	1.99
Year ended 7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.18	271	1.59	1.45	2.24
Period from 11/1/2010[4] to 7/31/2011[5]	10.00	.15	(.03)	.12	(.14)	9.98	1.24	120	1.76[6]	1.48[6]	2.21[6]
Class C:
Year ended 7/31/2013	10.85	.21	(.64)	(.43)	(.21)	10.21	(4.04)	7,763	1.58	1.50	1.96
Year ended 7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.12	6,875	1.62	1.50	2.17
Period from 11/1/2010[4] to 7/31/2011[5]	10.00	.15	(.03)	.12	(.14)	9.98	1.26	2,103	1.75[6]	1.55[6]	2.27[6]
Class F-1:
Year ended 7/31/2013	10.85	.29	(.64)	(.35)	(.29)	10.21	(3.36)	1,372.86		.79	2.67
Year ended 7/31/2012	9.98	.31	.87	1.18	(.31)	10.85	11.95	2,392.86		.74	2.94
Period from 11/1/2010[4] to 7/31/2011[5]	10.00	.20	(.03)	.17	(.19)	9.98	1.76	872	1.03[6]	.78[6]	2.71[6]
Tax-exempt income funds / Prospectus 79

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class F-2:
Year ended 7/31/2013	$10.85	$.31	$(.64)	$ (.33)	$(.31)	$10.21	(3.14)%	$14,378.64%		.57%	2.90%
Year ended 7/31/2012	9.98	.33	.87	1.20	(.33)	10.85	12.21	12,983.63		.53	3.13
Period from 11/1/2010[4] to 7/31/2011[5]	10.00	.22	(.03)	.19	(.21)	9.98	1.92	3,162	.70[6]	.55[6]	3.08[6]

	Year ended July 31		For the period 11/1/2010[4] to 7/31/2011[5]
	2013	2012
Portfolio turnover rate for all share classes	23%	15%	16%
[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain reimbursements from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reimbursed other fees and expenses.
[4]	Commencement of operations.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Annualized.
Tax-exempt income funds / Prospectus 80

The Tax-Exempt Fund of California

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Period from 9/1/2012 to 7/31/2013[4,5]	$17.54	$.59	$(.82)	$(.23)	$(.59)	$16.72	(1.45)%	$1,250	.63%[6]	.63%[6]	3.64%[6]
Year ended 8/31/2012	16.32	.66	1.22	1.88	(.66)	17.54	11.70	1,334.63		.63	3.89
Year ended 8/31/2011	16.63	.65	(.31)	.34	(.65)	16.32	2.24	1,218.64		.64	4.08
Year ended 8/31/2010	15.31	.64	1.32	1.96	(.64)	16.63	13.07	1,442.62		.62	4.04
Year ended 8/31/2009	15.79	.67	(.48)	.19	(.67)	15.31	1.49	1,311.63		.62	4.59
Year ended 8/31/2008	16.26	.66	(.47)	.19	(.66)	15.79	1.22	1,493.61		.58	4.16
Class B:
Period from 9/1/2012 to 7/31/2013[4,5]	17.54	.47	(.82)	(.35)	(.47)	16.72	(2.12)	3	1.37[6]	1.37[6]	2.90[6]
Year ended 8/31/2012	16.32	.53	1.22	1.75	(.53)	17.54	10.89	5	1.37	1.37	3.17
Year ended 8/31/2011	16.63	.53	(.31)	.22	(.53)	16.32	1.48	7	1.39	1.39	3.33
Year ended 8/31/2010	15.31	.52	1.32	1.84	(.52)	16.63	12.22	11	1.37	1.37	3.31
Year ended 8/31/2009	15.79	.56	(.48)	.08	(.56)	15.31	.73	16	1.39	1.37	3.85
Year ended 8/31/2008	16.26	.54	(.47)	.07	(.54)	15.79	.46	21	1.36	1.33	3.41
Class C:
Period from 9/1/2012 to 7/31/2013[4,5]	17.54	.46	(.82)	(.36)	(.46)	16.72	(2.16)	87	1.42[6]	1.42[6]	2.85[6]
Year ended 8/31/2012	16.32	.52	1.22	1.74	(.52)	17.54	10.83	101	1.42	1.42	3.10
Year ended 8/31/2011	16.63	.52	(.31)	.21	(.52)	16.32	1.42	91	1.44	1.44	3.28
Year ended 8/31/2010	15.31	.51	1.32	1.83	(.51)	16.63	12.17	116	1.42	1.42	3.24
Year ended 8/31/2009	15.79	.55	(.48)	.07	(.55)	15.31	.68	105	1.43	1.42	3.79
Year ended 8/31/2008	16.26	.54	(.47)	.07	(.54)	15.79	.41	118	1.41	1.38	3.36

Tax-exempt income funds / Prospectus 81

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class F-1:
Period from 9/1/2012 to 7/31/2013[4,5]	$17.54	$.56	$(.82)	$(.26)	$(.56)	$16.72	(1.58)%	$74	.77%[6]	.77%[6]	3.50%[6]
Year ended 8/31/2012	16.32	.64	1.22	1.86	(.64)	17.54	11.59	82.73		.73	3.79
Year ended 8/31/2011	16.63	.64	(.31)	.33	(.64)	16.32	2.13	82.74		.74	3.98
Year ended 8/31/2010	15.31	.63	1.32	1.95	(.63)	16.63	12.97	108.70		.70	3.97
Year ended 8/31/2009	15.79	.65	(.48)	.17	(.65)	15.31	1.41	113.71		.70	4.52
Year ended 8/31/2008	16.26	.65	(.47)	.18	(.65)	15.79	1.14	192.69		.65	4.08
Class F-2:
Period from 9/1/2012 to 7/31/2013[4,5]	17.54	.60	(.82)	(.22)	(.60)	16.72	(1.35)	91	.51[6]	.51[6]	3.77[6]
Year ended 8/31/2012	16.32	.68	1.22	1.90	(.68)	17.54	11.87	74.48		.48	4.02
Year ended 8/31/2011	16.63	.67	(.31)	.36	(.67)	16.32	2.38	41.50		.50	4.22
Year ended 8/31/2010	15.31	.67	1.32	1.99	(.67)	16.63	13.27	46.43		.43	4.27
Year ended 8/31/2009	15.79	.69	(.48)	.21	(.69)	15.31	1.67	99.45		.45	4.61
Period from 8/22/2008 to 8/31/2008[4]	15.79	.02	—[7]	.02	(.02)	15.79	.09	—[8]	.01	.01	.10

	For the period 9/1/2012 to 7/31/2013[4,5]	Year ended August 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	12%	15%	10%	18%	17%	16%
[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During one of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, may not be representative of a full year.
[5]	In 2013, the fund changed its fiscal year-end from August 31 to July 31.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Amount less than $1 million.
Tax-exempt income funds / Prospectus 82

Appendix

Moody’s long-term rating definitions

Aaa — Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s long-term-issue credit ratings

Standard & Poor’s (“S&P”) rates the long-term debt securities of various entities in categories ranging from AAA to D according to quality. The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories. Ratings are described as follows:

AAA — An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated AA differs from the highest rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

Tax-exempt income funds / Prospectus 83

BBB — An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C — Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated CC is currently highly vulnerable to nonpayment.

C — A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action that have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D — An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–) — The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Tax-exempt income funds / Prospectus 84

NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Fitch Ratings, Inc. long-term credit ratings

AAA — Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB — Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB — Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Substantial credit risk. Default is a real possibility.

CC — Very high levels of credit risk. Default of some kind appears probable.

C — Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

•	The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;
•	The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
Tax-exempt income funds / Prospectus 85

RD — Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

•	The selective payment default on a specific class or currency of debt;
•	The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
•	Execution of a distressed debt exchange on one or more material financial obligations.

D — Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Tax-exempt income funds / Prospectus 86

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 24-hour information	American FundsLine (800) 325-3590 americanfunds.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s reports (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406, or for American Funds Tax-Exempt Fund of New York at One Market, Steuart Tower, Suite 2000, San Francisco, California 94105-1409.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-965-1013P Litho in USA CGD/UNL/8020	Investment Company File No. 811-05750
Investment Company File No. 811-07888
Investment Company File No. 811-02421
Investment Company File No. 811-08576
Investment Company File No. 811-22448
Investment Company File No. 811-04694

Limited Term Tax-Exempt Bond Fund of America® The Tax-Exempt Bond Fund of America® American High-Income Municipal Bond Fund® Prospectus October 1, 2013

Fund	Class R-6
Limited Term Tax-Exempt Bond Fund of America	N/A
The Tax-Exempt Bond Fund of America	N/A
American High-Income Municipal Bond Fund	N/A

Table of contents
Summaries
Limited Term Tax-Exempt Bond Fund of America	1
The Tax-Exempt Bond Fund of America	7
American High-Income Municipal Bond Fund	13
Investment objectives, strategies and risks	19
Management and organization	24
Purchase, exchange and sale of shares	27
How to sell shares	30
Distributions and taxes	33
Choosing a share class	34
Sales charges	34
Other compensation to dealers	35
Fund expenses	36
Financial highlights	37
Appendix	43

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Limited Term Tax-Exempt Bond Fund of America

Investment objective

The fund’s investment objective is to provide you with current income that is exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Share class
R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class
R-6
Management fees	0.24%
Distribution and/or service (12b-1) fees	none
Other expenses	0.07
Total annual fund operating expenses	0.31

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	1 year	3 years	5 years	10 years
R-6	$32	$100	$174	$393

Tax-exempt income funds / Prospectus 1

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in municipal bonds. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax.

The fund invests primarily in municipal bonds rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds rated BBB and Baa by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit. The dollar-weighted average maturity of the fund’s portfolio is between three and 10 years.

The fund may invest significantly in municipal obligations of issuers in the same state, or engaged in the same types of projects or industries.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Tax-exempt income funds / Prospectus 2

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Tax-exempt income funds / Prospectus 3

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com. Investment results for Class R-6 shares are not presented because the class had not commenced operations as of December 31, 2011. However, results for Class A shares are presented because Class A is the class of shares with the longest period of operations. Other share classes, including Class R-6 shares, have different expenses and therefore different investment results.

Tax-exempt income funds / Prospectus 4

Average annual total returns For the periods ended December 31, 2012 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/6/1993	1.24%	4.02%	3.55%	4.41%
− After taxes on distributions		1.23	4.02	3.55	N/A
− After taxes on distributions and sale of fund shares		1.72	3.88	3.49	N/A

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.07%	4.84%	4.07%	4.75%
Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.09	4.84	3.93	4.67
Class A annualized 30-day yield at July 31, 2013: 1.20% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Brenda S. Ellerin President	17 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Neil L. Langberg Senior Vice President	20 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Tax-exempt income funds / Prospectus 5

Purchase and sale of fund shares

Class R-6 shares are generally available for purchase only by American Funds Portfolio SeriesSM and other investment companies deemed appropriate by the fund’s investment adviser.

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Tax-exempt income funds / Prospectus 6

The Tax-Exempt Bond Fund of America

Investment objective

The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In 2013, the fund changed its fiscal year-end from August 31 to July 31. The expenses shown in the Annual Fund Operating Expenses table below are annualized.

Shareholder fees (fees paid directly from your investment)
Share class
R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class
R-6
Management fees	0.24%
Distribution and/or service (12b-1) fees	none
Other expenses	0.07
Total annual fund operating expenses	0.31

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	1 year	3 years	5 years	10 years
R-6	$32	$100	$174	$393

Tax-exempt income funds / Prospectus 7

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the eleven-month period ended July 31, 2013, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objective by investing primarily in municipal bonds.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities that subject you to federal alternative minimum tax. The fund invests substantially in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

The fund may invest significantly in municipal obligations of issuers in the same state, or engaged in the same type of projects or industries.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Tax-exempt income funds / Prospectus 8

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Tax-exempt income funds / Prospectus 9

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper General & Insured Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com. Investment results for Class R-6 shares are not presented because the class had not commenced operations as of December 31, 2011. However, results for Class A shares are presented because Class A is the class of shares with the longest period of operations. Other share classes, including Class R-6 shares, have different expenses and therefore different investment results.

Tax-exempt income funds / Prospectus 10

Average annual total returns For the periods ended December 31, 2012 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/3/79	4.81%	4.77%	4.33%	6.86%
− After taxes on distributions		4.81	4.77	4.33	N/A
− After taxes on distributions and sale of fund shares		4.39	4.64	4.27	N/A

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.78%	5.91%	5.10%	N /A
Lipper General & Insured Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.84	5.31	4.43	6.74%
Class A annualized 30-day yield at July 31, 2013: 2.62% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Neil L. Langberg President	34 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Brenda S. Ellerin Senior Vice President	15 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Karl J. Zeile Vice President and Trustee	10 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Tax-exempt income funds / Prospectus 11

Purchase and sale of fund shares

Class R-6 shares are generally available for purchase only by American Funds Portfolio SeriesSM and other investment companies deemed appropriate by the fund’s investment adviser.

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Tax-exempt income funds / Prospectus 12

American High-Income Municipal Bond Fund

Investment objective

The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Share class
R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class
R-6
Management fees	0.32%
Distribution and/or service (12b-1) fees	none
Other expenses	0.08
Total annual fund operating expenses	0.40

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	1 year	3 years	5 years	10 years
R-6	$41	$128	$224	$505

Tax-exempt income funds / Prospectus 13

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies

In seeking to achieve its objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in securities that may subject you to federal alternative minimum tax. The fund invests a significant portion of its portfolio in municipal bonds rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

The fund may invest significantly in municipal obligations of issuers in the same state, or engaged in the same types of projects or industries.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Tax-exempt income funds / Prospectus 14

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Tax-exempt income funds / Prospectus 15

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Barclays High Yield Municipal Bond Index is a market-value-weighted index composed of municipal bonds rated below BBB/Baa. The Lipper High Yield Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com. Investment results for Class R-6 shares are not presented because the class had not commenced operations as of December 31, 2011. However, results for Class A shares are presented because Class A is the class of shares with the longest period of operations. Other share classes, including Class R-6 shares, have different expenses and therefore different investment results.

Tax-exempt income funds / Prospectus 16

Average annual total returns For the periods ended December 31, 2012 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	9/26/1994	9.89%	4.75%	4.57%	5.61%
− After taxes on distributions		9.89	4.75	4.57	N/A
− After taxes on distributions and sale of fund shares		8.01	4.70	4.56	N/A

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.78%	5.91%	5.10%	6.03%
Barclays High Yield Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	18.14	6.15	7.08	N/A
Lipper High Yield Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	14.13	4.83	4.86	5.37
Class A annualized 30-day yield at July 31, 2013: 3.88% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Karl J. Zeile President and Trustee	9 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Neil L. Langberg Senior Vice President	19 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Chad M. Rach	2 years	Senior Vice President – Fixed Income, Capital Research Company

Tax-exempt income funds / Prospectus 17

Purchase and sale of fund shares

Class R-6 shares are generally available for purchase only by American Funds Portfolio SeriesSM and other investment companies deemed appropriate by the fund’s investment adviser.

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Tax-exempt income funds / Prospectus 18

Investment objectives, strategies and risks

Except where the context indicates otherwise, references to the “fund” apply to each of these tax-exempt bond funds.

Limited Term Tax-Exempt Bond Fund of America The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital. The fund invests primarily in municipal bonds. The fund is designed for investors seeking current income exempt from federal income tax. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax.

The fund invests primarily in municipal bonds rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds rated BBB and Baa by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The dollar-weighted average maturity of the fund’s portfolio is between three and 10 years.

The Tax-Exempt Bond Fund of America The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital. The fund is designed for investors seeking a high level of current income exempt from federal income tax. The fund seeks to achieve its objective by investing primarily in municipal bonds.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities that subject you to federal alternative minimum tax. The fund invests substantially in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

American High-Income Municipal Bond Fund The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax. The fund is designed for investors who are able to tolerate greater credit risk and price fluctuations than investors in funds with higher quality portfolios. In seeking to achieve its objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

Tax-exempt income funds / Prospectus 19

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in securities that may subject you to federal alternative minimum tax. The fund invests a significant portion of its portfolio in municipal bonds rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

Applicable to all funds

The fund may invest significantly in municipal obligations of issuers in the same state or engaged in the same types of projects or industries.

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Each fund other than The Tax-Exempt Bond Fund of America may also invest in bonds exempt from federal and state taxation that are used to fund private projects.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Tax-exempt income funds / Prospectus 20

Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

To the extent the fund invests significantly in municipal obligations of issuers in the same state or of similar project type, the fund may be more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Tax-exempt income funds / Prospectus 21

The fund (other than The Tax-Exempt Bond Fund of America) may invest in securities that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks associated with those practices.

Tax-exempt income funds / Prospectus 22

Fund comparative indexes The investment results tables in this prospectus show how the fund’s average annual total returns compare with various broad measures of market results.

Limited Term Tax-Exempt Bond Fund of America The Barclays Municipal Short Intermediate 1-10 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Intermediate Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The Tax-Exempt Bond Fund of America The Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence when the fund’s Class A shares became available; therefore, lifetime results are not shown. The Lipper General & Insured Municipal Debt Funds Average is composed of funds that invest in municipal debt issues in the top four credit rating categories. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American High-Income Municipal Bond Fund The Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays High Yield Municipal Bond Index is a market-value-weighted index composed of municipal bonds rated below BBB/Baa. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence as of the date the fund’s Class A shares became available; therefore, lifetime results are not shown. The Lipper High Yield Municipal Debt Funds Average is composed of funds that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Tax-exempt income funds / Prospectus 23

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses tables under “Fees and expenses of the fund.” The management fee for the fund is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s annual report to shareholders for the fiscal year ended July 31, 2013.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Tax-exempt income funds / Prospectus 24

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. The table below shows the investment experience and role in management of the fund for the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Brenda S. Ellerin	Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate
Limited Term Tax-Exempt Bond Fund of America		17 years	Serves as a fixed-income portfolio manager
The Tax-Exempt Bond Fund of America		15 years (plus 6 years of prior experience as an investment analyst for the fund)	Serves as a municipal bond portfolio manager
Neil L. Langberg	Investment professional for 37 years, all with Capital Research and Management Company or affiliate
Limited Term Tax-Exempt Bond Fund of America		20 years	Serves as a fixed-income portfolio manager
The Tax-Exempt Bond Fund of America		34 years	Serves as a municipal bond portfolio manager
American High-Income Municipal Bond Fund		19 years	Serves as a fixed-income portfolio manager
Tax-exempt income funds / Prospectus 25

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Chad M. Rach	Investment professional for 20 years in total; 9 years with Capital Research and Management Company or affiliate
American High-Income Municipal Bond Fund		2 years (plus 6 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager
Karl J. Zeile	Investment professional for 22 years in total; 14 years with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		10 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as a municipal bond portfolio manager
American High-Income Municipal Bond Fund		9 years (plus 5 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer. Please see your financial advisor or investment dealer for more information.

Tax-exempt income funds / Prospectus 26

Purchase, exchange and sale of shares

The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making fair value determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company® receives your request, provided that your request contains all information and legal documentation necessary to process the transaction.

Tax-exempt income funds / Prospectus 27

Purchase of Class R shares Class R-6 shares are generally available for purchase only by American Funds Portfolio Series and other investment companies deemed appropriate by the fund’s investment adviser or distributor. Therefore, any information included in this prospectus regarding purchases by retirement plans or other group accounts is not applicable. Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Tax-exempt income funds / Prospectus 28

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

Exchange Generally, you may exchange your shares for shares of the same class of other American Funds without a sales charge.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

Tax-exempt income funds / Prospectus 29

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Writing to American Funds Service Company

•	Requests must be signed by the registered shareholder(s).
•	A signature guarantee is required if the redemption is:
—	more than $125,000;
—	made payable to someone other than the registered shareholder(s); or
—	sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.
•	American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.
•	Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

•	Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.
•	Checks must be made payable to the registered shareholder.
•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company

Tax-exempt income funds / Prospectus 30

and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	purchases and redemptions of shares having a value of less than $5,000;
•	purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases of shares;
•	retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;
•	purchase transactions involving in-kind transfers of fund shares, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and
•	systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Tax-exempt income funds / Prospectus 31

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

Tax-exempt income funds / Prospectus 32

Distributions and taxes

Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in November or December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash.

Taxes on dividends and distributions Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, the fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of the fund may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by the fund.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information.

Tax-exempt income funds / Prospectus 33

Choosing a share class

Class R-6 shares are generally available for purchase only by American Funds Portfolio Series and other investment companies deemed appropriate by the fund’s investment adviser or distributor. Therefore, any information included in this prospectus regarding purchases by retirement plans or other group accounts is not applicable. Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Sales charges

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. No dealer compensation is paid from fund assets on sales of Class R-6 shares.

Tax-exempt income funds / Prospectus 34

Other compensation to dealers

American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to dealers based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .10% of the previous year’s American Funds sales by that dealer and (b) up to .02% of American Funds assets attributable to that dealer, with an adjustment made for the dealer’s relative redemption rate and the quality of the dealer’s relationship with American Funds Distributors. For calendar year 2012, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments may also change from year to year. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

Tax-exempt income funds / Prospectus 35

Fund expenses

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

“Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The fund's investment adviser receives an administrative services fee at the annual rate of .05% of the average daily net assets of the fund attributable to Class R-6 shares for administrative services provided to this share class.

The “Other expenses” items in the Annual Fund Operating Expenses table for the fund also include custodial, legal, transfer agent payments and various other expenses.

Tax-exempt income funds / Prospectus 36

Financial highlights

The Financial Highlights tables are intended to help you understand the fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund’s statement of additional information and annual reports. The information in the Financial Highlights tables has been audited by PricewaterhouseCoopers LLP, whose current reports, along with the fund’s financial statements, are included in the statement of additional information for the fund, which is available upon request.

Limited Term Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2013	$16.36	$.40	$(.42)	$ (.02)	$(.40)	$ —[4]	$(.40)	$15.94	(.13)%	$2,625.60%		.60%	2.45%
Year ended 7/31/2012	15.85	.44	.51	.95	(.44)	—	(.44)	16.36	6.06	2,549.60		.60	2.72
Year ended 7/31/2011	15.78	.46	.07	.53	(.46)	—	(.46)	15.85	3.41	2,232.60		.60	2.93
Year ended 7/31/2010	15.11	.48	.67	1.15	(.48)	—	(.48)	15.78	7.71	2,316.61		.61	3.08
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	—	(.50)	15.11	4.12	1,700.64		.63	3.36
Class B:
Year ended 7/31/2013	16.36	.29	(.42)	(.13)	(.29)	—[4]	(.29)	15.94	(.82)	3	1.29	1.29	1.78
Year ended 7/31/2012	15.85	.33	.51	.84	(.33)	—	(.33)	16.36	5.33	6	1.30	1.30	2.04
Year ended 7/31/2011	15.78	.35	.07	.42	(.35)	—	(.35)	15.85	2.69	10	1.31	1.31	2.24
Year ended 7/31/2010	15.11	.37	.67	1.04	(.37)	—	(.37)	15.78	6.96	21	1.31	1.31	2.40
Year ended 7/31/2009	15.01	.40	.10	.50	(.40)	—	(.40)	15.11	3.40	25	1.34	1.33	2.69
Class C:
Year ended 7/31/2013	16.36	.28	(.42)	(.14)	(.28)	—[4]	(.28)	15.94	(.87)	49	1.34	1.34	1.72
Year ended 7/31/2012	15.85	.32	.51	.83	(.32)	—	(.32)	16.36	5.27	75	1.34	1.34	1.99
Year ended 7/31/2011	15.78	.34	.07	.41	(.34)	—	(.34)	15.85	2.64	69	1.36	1.36	2.19
Year ended 7/31/2010	15.11	.36	.67	1.03	(.36)	—	(.36)	15.78	6.91	91	1.36	1.36	2.34
Year ended 7/31/2009	15.01	.39	.10	.49	(.39)	—	(.39)	15.11	3.35	73	1.39	1.38	2.64
Tax-exempt income funds / Prospectus 37

		(Loss) income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class F-1:
Year ended 7/31/2013	16.36	.39	(.42)	(.03)	(.39)	—[4]	(.39)	15.94	(.22)	122.69		.69	2.37
Year ended 7/31/2012	15.85	.43	.51	.94	(.43)	—	(.43)	16.36	6.00	132.65		.65	2.67
Year ended 7/31/2011	15.78	.45	.07	.52	(.45)	—	(.45)	15.85	3.37	104.65		.65	2.89
Year ended 7/31/2010	15.11	.47	.67	1.14	(.47)	—	(.47)	15.78	7.68	112.63		.63	3.06
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	—	(.50)	15.11	4.11	108.66		.64	3.33
Class F-2:
Year ended 7/31/2013	$16.36	$.43	$(.42)	$.01	$(.43)	$ —[4]	$(.43)	$15.94	.05%	$148.42%		.42%	2.64%
Year ended 7/31/2012	15.85	.47	.51	.98	(.47)	—	(.47)	16.36	6.28	162.38		.38	2.94
Year ended 7/31/2011	15.78	.49	.07	.56	(.49)	—	(.49)	15.85	3.65	132.38		.38	3.15
Year ended 7/31/2010	15.11	.52	.67	1.19	(.52)	—	(.52)	15.78	7.97	125.36		.36	3.35
Period from 8/18/2008 to 7/31/2009[5]	15.15	.50	(.04)	.46	(.50)	—	(.50)	15.11	3.15	204	.38[6]	.38[6]	3.51[6]
Class R-6:
Year ended 7/31/2013	16.36	.44	(.41)	.03	(.45)	—[4]	(.45)	15.94	.16	132.31		.31	2.72
Period from 5/11/2012 to 7/31/2012[5]	16.32	.10	.05	.15	(.11)	—	(.11)	16.36	.90	43.07		.07	.64

	Year ended July 31
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	13%	9%	14%	13%	7%
[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.
[4]	Amount less than $.01.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Annualized.
Tax-exempt income funds / Prospectus 38

The Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Period from 9/1/2012 to 7/31/2013[4,5]	$13.08	$.40	$(.64)	$ (.24)	$(.40)	$12.44	(1.93)%	$6,984	.55%[6]	.55%[6]	3.35%[6]
Year ended 8/31/2012	12.26	.47	.82	1.29	(.47)	13.08	10.71	7,445.55		.55	3.73
Year ended 8/31/2011	12.53	.48	(.27)	.21	(.48)	12.26	1.85	6,557.55		.55	4.01
Year ended 8/31/2010	11.82	.48	.71	1.19	(.48)	12.53	10.23	7,740.54		.54	3.92
Year ended 8/31/2009	12.03	.50	(.21)	.29	(.50)	11.82	2.65	7,130.56		.56	4.39
Year ended 8/31/2008	12.19	.51	(.16)	.35	(.51)	12.03	2.87	6,319.56		.53	4.16
Class B:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.59)	20	1.30[6]	1.30[6]	2.61[6]
Year ended 8/31/2012	12.26	.38	.82	1.20	(.38)	13.08	9.90	30	1.29	1.29	3.01
Year ended 8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.08	40	1.30	1.30	3.26
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.41	78	1.30	1.30	3.18
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.88	107	1.32	1.31	3.65
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.10	114	1.31	1.28	3.42
Class C:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.64)	375	1.34[6]	1.34[6]	2.56[6]
Year ended 8/31/2012	12.26	.37	.82	1.19	(.37)	13.08	9.85	420	1.34	1.34	2.94
Year ended 8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.03	370	1.35	1.35	3.21
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.35	475	1.34	1.34	3.11
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.83	399	1.36	1.36	3.58
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.05	313	1.36	1.33	3.36
Tax-exempt income funds / Prospectus 39

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class F-1:
Period from 9/1/2012 to 7/31/2013[4,5]	$13.08	$.39	$(.64)	$(.25)	$(.39)	$12.44	(2.05)%	$1,659	.68%[6]	.68%[6]	3.21%[6]
Year ended 8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59	1,526.66		.66	3.62
Year ended 8/31/2011	12.53	.47	(.27)	.20	(.47)	12.26	1.73	1,356.66		.66	3.90
Year ended 8/31/2010	11.82	.46	.71	1.17	(.46)	12.53	10.12	1,380.64		.64	3.80
Year ended 8/31/2009	12.03	.49	(.21)	.28	(.49)	11.82	2.56	976.65		.64	4.31
Year ended 8/31/2008	12.19	.50	(.16)	.34	(.50)	12.03	2.79	1,020.63		.61	4.07
Class F-2:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.42	(.64)	(.22)	(.42)	12.44	(1.81)	327	.42[6]	.42[6]	3.49[6]
Year ended 8/31/2012	12.26	.49	.82	1.31	(.49)	13.08	10.88	239.40		.40	3.87
Year ended 8/31/2011	12.53	.50	(.27)	.23	(.50)	12.26	1.99	196.41		.41	4.15
Year ended 8/31/2010	11.82	.50	.71	1.21	(.50)	12.53	10.41	216.37		.37	4.09
Year ended 8/31/2009	12.03	.51	(.21)	.30	(.51)	11.82	2.80	253.39		.39	4.36
Period from 8/1/2008 to 8/31/2008[4]	11.94	.04	.09	.13	(.04)	12.03	1.10	3.04		.03	.34
Class R-6:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.43	(.64)	(.21)	(.43)	12.44	(1.71)	115	.31[6]	.31[6]	3.58[6]
Period from 5/11/2012 to 8/31/2012[4]	12.94	.14	.15	.29	(.15)	13.08	2.25	42.09		.09	1.15

	For the period 9/1/2012 to 7/31/2013[4,5]	Year ended August 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	16%	14%	12%	16%	18%	20%
[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During one of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, may not be representative of a full year.
[5]	In 2013, the fund changed its fiscal year-end from August 31 to July 31.
[6]	Annualized.

Tax-exempt income funds / Prospectus 40

American High-Income Municipal Bond Fund

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2013	$15.13	$.63	$(.65)	$(.02)	$(.63)	$14.48	(.25)%	$2,246.69%		.69%	4.14%
Year ended 7/31/2012	13.78	.66	1.35	2.01	(.66)	15.13	14.98	2,286.68		.68	4.64
Year ended 7/31/2011	13.97	.67	(.19)	.48	(.67)	13.78	3.57	1,849.64		.64	4.86
Year ended 7/31/2010	12.69	.66	1.28	1.94	(.66)	13.97	15.50	2,109.68		.68	4.82
Year ended 7/31/2009	14.21	.68	(1.52)	(.84)	(.68)	12.69	(5.69)	1,738.72		.70	5.43
Class B:
Year ended 7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(.97)	10	1.42	1.42	3.42
Year ended 7/31/2012	13.78	.56	1.35	1.91	(.56)	15.13	14.14	16	1.42	1.42	3.96
Year ended 7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.78	21	1.41	1.41	4.07
Year ended 7/31/2010	12.69	.56	1.28	1.84	(.56)	13.97	14.67	36	1.42	1.42	4.11
Year ended 7/31/2009	14.21	.59	(1.52)	(.93)	(.59)	12.69	(6.39)	43	1.46	1.45	4.70
Class C:
Year ended 7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(1.02)	161	1.46	1.46	3.37
Year ended 7/31/2012	13.78	.55	1.35	1.90	(.55)	15.13	14.09	170	1.46	1.46	3.86
Year ended 7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.73	137	1.46	1.46	4.03
Year ended 7/31/2010	12.69	.55	1.28	1.83	(.55)	13.97	14.60	163	1.46	1.46	4.03
Year ended 7/31/2009	14.21	.58	(1.52)	(.94)	(.58)	12.69	(6.44)	126	1.51	1.50	4.63
Tax-exempt income funds / Prospectus 41

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class F-1:
Year ended 7/31/2013	$15.13	$.62	$ (.65)	$ (.03)	$(.62)	$14.48	(.35)%	$172.79%		.79%	4.04%
Year ended 7/31/2012	13.78	.65	1.35	2.00	(.65)	15.13	14.89	191.76		.76	4.56
Year ended 7/31/2011	13.97	.65	(.19)	.46	(.65)	13.78	3.45	146.76		.76	4.73
Year ended 7/31/2010	12.69	.65	1.28	1.93	(.65)	13.97	15.42	181.75		.75	4.75
Year ended 7/31/2009	14.21	.67	(1.52)	(.85)	(.67)	12.69	(5.77)	156.80		.78	5.35
Class F-2:
Year ended 7/31/2013	15.13	.66	(.65)	.01	(.66)	14.48	(.09)	126.52		.52	4.31
Year ended 7/31/2012	13.78	.69	1.35	2.04	(.69)	15.13	15.20	87.49		.49	4.81
Year ended 7/31/2011	13.97	.69	(.19)	.50	(.69)	13.78	3.74	58.48		.48	5.03
Year ended 7/31/2010	12.69	.68	1.28	1.96	(.68)	13.97	15.72	50.48		.48	5.00
Period from 8/12/2008 to 7/31/2009[4]	14.28	.66	(1.58)	(.92)	(.67)	12.69	(6.19)	32	.53[5]	.53[5]	5.50[5]
Class R-6:
Year ended 7/31/2013	15.13	.68	(.65)	.03	(.68)	14.48	.02	58.40		.40	4.44
Period from 5/11/2012 to 7/31/2012[4]	14.86	.14	.28	.42	(.15)	15.13	2.85	13.08		.08	1.00

	Year ended July 31
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	25%	20%	18%	15%	29%
[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Annualized.
Tax-exempt income funds / Prospectus 42

Appendix

Moody’s long-term rating definitions

Aaa — Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s long-term-issue credit ratings

Standard & Poor’s (“S&P”) rates the long-term debt securities of various entities in categories ranging from AAA to D according to quality. The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories. Ratings are described as follows:

AAA — An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated AA differs from the highest rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

Tax-exempt income funds / Prospectus 43

BBB — An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C — Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated CC is currently highly vulnerable to nonpayment.

C — A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action that have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D — An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–) — The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Tax-exempt income funds / Prospectus 44

NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Fitch Ratings, Inc. long-term credit ratings

AAA — Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB — Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB — Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Substantial credit risk. Default is a real possibility.

CC — Very high levels of credit risk. Default of some kind appears probable.

C — Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

•	The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;
•	The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
Tax-exempt income funds / Prospectus 45

RD — Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

•	The selective payment default on a specific class or currency of debt;
•	The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
•	Execution of a distressed debt exchange on one or more material financial obligations.

D — Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Tax-exempt income funds / Prospectus 46

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 24-hour information	American FundsLine (800) 325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s reports (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

Litho in USA CGD/UNL/8020	Investment Company File No. 811-07888 Investment Company File No. 811-02421 Investment Company File No. 811-08576

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
American Funds Tax-Exempt Fund of New York®
The American Funds Tax-Exempt Series IISM
(The Tax-Exempt Fund of California®)

Part B
Statement of Additional Information

October 1, 2013

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Short-Term Tax-Exempt Bond Fund (“STEX”), Limited Term Tax-Exempt Bond Fund of America (“LTEX”), The Tax-Exempt Bond Fund of America (“TEBF”), American High-Income Municipal Bond Fund (“AHIM”), American Funds Tax-Exempt Fund of New York (“TEFNY”), and The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (“TEFCA”), dated October 1, 2013, and, where applicable, the Class R-6 prospectus for LTEX, TEBF and AHIM, dated October 1, 2013. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. The prospectus may be obtained from your financial advisor, by calling American Funds Service Company® at (800) 421-4225 or by writing to the funds at the following address:

Attention: Secretary

American Funds Short-Term Tax-Exempt Bond Fund	American Funds Tax-Exempt Fund of New York
Limited Term Tax-Exempt Bond Fund of America
The Tax-Exempt Bond Fund of America
American High-Income Municipal Bond Fund
The American Funds Tax-Exempt Series II
(The Tax-Exempt Fund of California)
333 South Hope Street	One Market, Steuart Tower, Suite 1800
Los Angeles, California 90071	San Francisco, California 94105

	Class A	Class B	Class C	Class F-1	Class F-2	Class R-6
American Funds Short-Term Tax-Exempt Bond Fund	ASTEX	N/A	N/A	FSTTX	ASTFX	N/A
Limited Term Tax-Exempt Bond Fund of America	LTEBX	LTXBX	LTXCX	LTXFX	LTEFX	N/A
The Tax-Exempt Bond Fund of America	AFTEX	TEBFX	TEBCX	AFTFX	TEAFX	N/A
American High-Income Municipal Bond Fund	AMHIX	ABHMX	AHICX	ABHFX	AHMFX	N/A
American Funds Tax-Exempt Fund of New York	NYAAX	NYABX	NYACX	NYAEX	NYAFX	N/A
The Tax-Exempt Fund of California	TAFTX	TECBX	TECCX	TECFX	TEFEX	N/A

Tax-exempt income funds - Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the funds’ investment limitations.

American Funds Short-Term Tax-Exempt Bond Fund

•	The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax.
•	The fund may invest up to 20% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.
•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
•	The fund may invest up to 20% of its assets in debt securities rated in the A rating category (by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
•	The fund will not purchase debt securities rated BBB+ or below and Baa1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund is not normally required to dispose of a security in the event its rating is reduced to BBB+ or below or Baa1 or below from a higher rating at the time of the security’s purchase (or if unrated, when its quality falls to the equivalent of BBB+ or below or Baa1 or below as determined by the fund’s investment adviser).
•	The fund’s dollar-weighted average maturity will be no greater than three years. The maturity of a debt instrument is normally its ultimate maturity date unless the fund’s investment adviser determines it is likely that a maturity shortening device (such as a call, put, refunding or redemption provision) will cause the debt instrument to be repaid earlier.

Limited Term Tax-Exempt Bond Fund of America

•	The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax and that do not subject fund shareholders to alternative minimum tax.
•	The fund may invest up to 20% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.
•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
•	The fund may invest up to 20% of its assets in debt securities in the rating category of BBB and the rating category of Baa (by NRSROs designated by the fund’s investment adviser) or unrated
Tax-exempt income funds - Page 2

but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

•	The fund will not purchase debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund is not normally required to dispose of a security in the event its rating is reduced to BB+ or below or Ba1 or below from a higher rating at the time of the security’s purchase (or if unrated, when its quality falls to the equivalent of BB+ or below or Ba1 or below as determined by the fund’s investment adviser).
•	The dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

The Tax-Exempt Bond Fund of America

•	The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax.
•	The fund will not invest in securities that subject fund shareholders to federal alternative minimum tax.
•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
•	The fund will invest at least 65% of its assets in debt securities rated A- or better or A3 or better (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality, including cash and money market instruments. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
•	The fund may invest up to 35% of its assets in debt securities rated BBB+ or below and Baa1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.
•	The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.
•	The fund will invest substantially in securities with maturities in excess of three years.
Tax-exempt income funds - Page 3

American High-Income Municipal Bond Fund

•	The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax (including securities subject to alternative minimum tax).
•	The fund may invest, without limitation, in securities that may subject fund shareholders to federal alternative minimum tax.
•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
•	The fund will invest at least 65% of its assets in debt securities rated A+ or below or A1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the lowest of these ratings, consistent with the fund’s investment policies.
•	The fund will invest at least 50% of its assets in debt securities rated BBB+ or below or Baa1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

American Funds Tax-Exempt Fund of New York

•	The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal, New York State and New York City income taxes and that do not subject fund shareholders to alternative minimum tax.
•	The fund may invest up to 20% of its assets in securities that may subject fund shareholders to alternative minimum tax.
•	The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
•	The fund will invest substantially in securities with maturities in excess of three years.
Tax-exempt income funds - Page 4

The Tax-Exempt Fund of California

•	The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject fund shareholders to alternative minimum tax.
•	The fund may invest up to 20% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.
•	The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
•	The fund will invest substantially in securities with maturities in excess of three years.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Tax-exempt income funds - Page 5

Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Changes in the value of the fund’s portfolio securities will not necessarily affect the income derived from these securities, but may affect the fund’s net asset value.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Tax-exempt income funds - Page 6

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Municipal bonds — Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed

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or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Municipal lease obligations — The fund may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

Municipal inflation-indexed bonds — The fund may invest in inflation-indexed bonds issued by municipalities. Interest payments are made to bondholders semi-annually and are made up of two components: a fixed “real coupon” or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In a period of deflation payments may decrease to zero, but in any event will not be less than zero.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. When assigning a credit rating to an insured municipal bond the investment adviser considers the higher of the credit rating of the insurer, based on the insurer’s claims-paying ability, and the credit rating of the issuer (or the equivalent as determined by the investment adviser if the issuer is not rated by the rating agencies). Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. If the credit rating of the insurer were reduced, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value.

U.S. Territories and Commonwealth obligations — The fund may invest in obligations of the territories and Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any territory or Commonwealth may, in turn, affect negatively the value of the fund’s holdings in such obligations.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded bonds — From time to time, a municipality may refund a bond that it has already issued prior to the original bond’s call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

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Cash and cash equivalents — The fund may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or that may be redeemed in 270 days or less); (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or that may be redeemed in one year or less); (c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or that may be redeemed in one year or less; (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors; and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed in one year or less.

Temporary investments — The fund may invest in short-term municipal obligations of up to one year in maturity when temporary defensive strategies are used as a result of abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of the fund’s assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (d) repurchase agreements.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Variable and floating rate obligations — The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the fund’s portfolio accordingly, keeping in mind the fund’s objectives.

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Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Private placements — Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by each fund’s board of trustees.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the fund. Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

Investing in similar municipal bonds — The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type that may pay interest on their obligations with revenue from similar projects. This may make a fund more susceptible to economic, political, or regulatory occurrences that affect such issuers, obligation types and projects, such as changes in healthcare regulations, environmental considerations, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers of municipal obligations held by a fund increases, the potential for fluctuations in the fund’s share price also may increase.

The fund may invest more than 25% of its assets in industrial development bonds. In addition to the risks set forth in the paragraph above, the prices of industrial development bonds could be negatively influenced by movements in similar sectors of both the corporate bond market and the municipal bond market.

Tax-exempt securities — While the fund seeks to purchase securities which bear interest that is exempt from federal income taxes – and in the case of TEFNY and TEFCA, also seeks to purchase securities which bear interest that is exempt from (1) New York City and New York state and (2) California income taxes, respectively – there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

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Securities subject to alternative minimum tax — The fund (other than TEBF) may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

Maturity — In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

Risk factors relating to New York debt obligations — Because TEFNY invests primarily in securities issued by the State of New York, its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of New York securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to New York debt obligations. Certain information is drawn from official statements relating to securities offerings of the State of New York and various local agencies in New York available as of the date of this statement of additional information and is subject to change. The fund assumes no obligation to independently verify or update this information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of state related bonds, could have an adverse impact on the financial condition of the state, its various agencies and political subdivisions, as well as other municipal issuers in New York. New York’s economy and general financial condition affect the ability of state and local governments to raise revenues to make timely payments on their obligations. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, changes in the credit ratings assigned to New York’s municipal issuers and natural disasters may have an adverse impact on the fund. Such events can negatively impact the state’s credit rating, make it more expensive for the state to borrow money, and impact issuers’ ability to pay their obligations. Such events could also heighten the risk that prices of debt obligations purchased by the fund, and the fund’s net asset value, will experience greater volatility.

In addition, New York State and New York City represent a large portion of the municipal bond market in New York. Therefore, fiscal and economic challenges facing these entities may have an adverse impact on the overall New York municipal bond market.

The ability of some New York issuers to make principal and interest payments depends in large part on their ability to raise revenues, primarily through taxes, and to control spending. Many factors can affect the state’s revenues including the rate of population growth, unemployment rates, personal income growth, federal aid, and the ability to attract and keep successful businesses. A number of factors can also affect the state’s spending including the need for infrastructure improvements, increased costs for education and other services, current debt levels, and the existence of accumulated budget deficits.

While New York State’s economy is diverse, it has a comparatively large share of the nation’s financial activities, information, education and health services employment, and a very small share of the nation’s farming and mining activity. Travel and tourism constitute an important part of the economy. Like the rest of the nation, the state has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.

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The services sector, which includes professional and business services, private education and healthcare, leisure and hospitality services, among others, is the state’s leading economic sector. New York State is more likely to be affected by a recession that is concentrated in the services sector than other states. Additionally, New York State and New York City’s heavy reliance on the financial services sector makes it vulnerable to an economic slowdown and volatility in the financial services sector. Within New York City, the Finance, Insurance, and Real Estate (FIRE) sector represents the third largest number of jobs, but the largest amount of wages on a sector basis.

Today, unemployment rates remain significantly higher than before the recession that began in late 2007.

Future New York constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of New York issuers. In addition, if constitutional challenges to state laws or other court actions are brought against the state or its agencies and municipalities relating to financing, or the amount and use of taxes, these actions could adversely affect the ability of the state and its political subdivisions to meet their debt obligations, and may require extraordinary appropriations, expenditure reductions, or both.

While the fund’s portfolio managers try to reduce risks by investing in a diversified portfolio of securities, including state related bonds, it is not possible to predict the extent to which any or all of the factors described above will affect the ability of the state or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

Risk factors relating to California debt obligations — Because TEFCA invests primarily in securities issued by the State of California, its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State of California and various local agencies in California available as of the date of this statement of additional information and is subject to change. The fund assumes no obligation to independently verify or update this information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of state related bonds, could have an adverse impact on the financial condition of the state, its various agencies and political subdivisions, as well as other municipal issuers in California. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California’s municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the state’s economy.

California’s economy and general financial condition affect the ability of state and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the state level, fiscal weakness or an overall slowdown in the California economy could adversely impact the fund. Such events can negatively impact the state’s credit rating, make it more expensive for the state to borrow money, and impact municipal issuers’ ability to pay their obligations. Such events could also heighten the risk that prices of debt obligations purchased by the fund, and the fund’s net asset value, will experience greater volatility.

California is the most populous state in the nation and has a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and

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construction sectors. However, certain of California’s significant industries are sensitive to economic disruptions in their export markets. The state’s rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California’s economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State of California’s General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and many local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities’ ability to raise real property taxes) and 218 (limiting local governments' ability to impose “property related” fees, assessments and taxes) have constrained local governments’ ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

While the fund’s portfolio managers try to reduce risks by investing in a diversified portfolio of securities, including state related bonds, it is not possible to predict the extent to which any or all of the factors described above will affect the ability of the state or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

Risk of non-compliance with certain federal requirements — The Internal Revenue Code of 1986 (the “Code”) imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. The investment adviser relies on the opinion of bond counsel. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer’s future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year.

	Fiscal year	Portfolio turnover rate
STEX	2013	22%
	2012	14
LTEX	2013	13
	2012	9
TEBF	2013	16
	2012	14
AHIM	2013	25
	2012	20
TEFNY	2013	23
	2012	15
TEFCA	2013	12
	2012	15

See “Financial highlights” in the fund’s prospectus for annual portfolio turnover rates for each of the last five fiscal years for LTEX, TEBF, AHIM and TEFCA and annual portfolio turnover rates for STEX and TEFNY.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f.	Purchase the securities of any issuer if, as a result of such purchase, such fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

3. The fund will maintain its status as a tax-exempt fund consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Nonfundamental policies — The following policy may be changed without shareholder approval and applies to STEX, LTEX, TEBF and AHIM only :

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the funds. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

For purposes of fundamental policy 3, the fund will, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from regular federal income tax. Additionally, each of STEX, LTEX, AHIM, TEFNY and TEFCA may only invest up to 20% of its assets in securities that are subject to the alternative minimum tax.

The fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

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Management of the fund

Board of trustees and officers

“Independent” trustees1

The fund’s nominating and governance committee and board selects independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of such fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of such fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which each fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in each fund’s registration statement.

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Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
William H. Baribault, 68 Trustee (2010)	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	68	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 66 Trustee (STEX–2009; LTEX–2006; TEBF–2006; AHIM–2006; TEFNY–2010; TEFCA–2006)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	69	Quiksilver, Inc. Former director of Genius Products (until 2008)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, municipal and nonprofit organizations • M.B.A.
Leonard R. Fuller, 67 Trustee (STEX–1995; LTEX–1994; TEBF–1994; AHIM–1994; TEFNY–2010; TEFCA–1994)	President and CEO, Fuller Consulting (financial management consulting firm)	69	None	• Former partner, public accounting firm • Financial management consulting • Service on advisory and trustee boards for municipal, educational and nonprofit organizations • M.B.A.
W. Scott Hedrick, 68 Trustee (2010)	Founding General Partner, InterWest Partners (a venture capital firm)	65	Hot Topic, Inc.; Office Depot, Inc.	• Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • M.B.A.
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Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
R. Clark Hooper, 67 Chairman of the Board (Independent and Non-Executive) (STEX–2005; LTEX–2005; TEBF–2005; AHIM–2005; TEFNY–2010; TEFCA–2005)	Private investor	71	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 55 Trustee (2010)	Dean and Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body (2003 – 2007)	68	The NASDAQ Stock Market LLC; Trimble Navigation Limited

•    Service with Office of the U.S. Trade Representative and U.S. Department of Justice

•    Corporate board experience

•    Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•    Experience as corporate lawyer

•    J.D.

Laurel B. Mitchell, Ph.D., 58 Trustee (STEX–2009; LTEX–2010; TEBF–2010; AHIM–2010; TEFNY–2010; TEFCA–2009)	Clinical Professor and Director, Accounting Program, University of Redlands	65	None

•    Assistant professor, accounting

•    Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

•    Experience in corporate management and public accounting

•    Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•    Ph.D., accounting

•    Formerly licensed as C.P.A.

Tax-exempt income funds - Page 19

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
Frank M. Sanchez, 69 Trustee (STEX–1999; LTEX–1999; TEBF–1999; AHIM–1999; TEFNY–2010; TEFCA–1999)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	65	None	• Senior academic leadership position • Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • Ph.D., education administration and finance
Margaret Spellings, 55 Trustee (STEX–2009; LTEX–2010; TEBF–2010; AHIM–2010; TEFNY–2010; TEFCA–2010)	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	68	Former director of Apollo Group (until 2013)

•    Former Assistant to the President for Domestic Policy, The White House

•    Former senior advisor to the Governor of Texas

•    Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, Ph.D., 64 Trustee (STEX–2009; LTEX–2007; TEBF–2007; AHIM–2007; TEFNY–2010; TEFCA–2007)	President and University Professor, The University of Tulsa	68	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

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“Interested” trustee(s)5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the funds’ service providers also permits them to make a significant contribution to the funds’ boards.

Name, age and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years
Karl J. Zeile, 46 President and Trustee (AHIM-2008; TEFNY-2010) Vice President and Trustee (LTEX-2004; TEBF-2009; TEFCA -2009) Trustee (STEX-2011)	Senior Vice President – Fixed Income, Capital Research and Management Company; Vice President, Capital Guardian Trust Company*	6	None

Other officers6

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds
Brenda S. Ellerin, 50 President (STEX-2009; LTEX-1997) Senior Vice President (TEBF–1999)	Senior Vice President – Fixed Income, Capital Research and Management Company
Neil L. Langberg, 60 President (TEBF-1985; TEFCA-1986) Senior Vice President (STEX–1989; LTEX–1993; AHIM–1994)	Senior Vice President – Fixed Income, Capital Research and Management Company; Senior Vice President – Capital Fixed Income Investors, Capital Guardian Trust Company*
Kristine M. Nishiyama, 43 Senior Vice President (STEX, LTEX, TEBF, AHIM and TEFCA –2003; TEFNY–2010)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company*
Jerome H. Solomon, 50 Vice President (TEFNY–2011)	Vice President — Fixed Income, Capital Research Company*
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Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds
Courtney R. Taylor, 38 Secretary (STEX, LTEX, TEBF, AHIM and TEFCA–2006; TEFNY–2010)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Steven I. Koszalka, 49 Assistant Secretary (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 45 TEBF, TEFNY and TEFCA: Treasurer STEX, LTEX and AHIM: Assistant Treasurer (STEX, TEBF, TEFNY and TEFCA –2010; LTEX and AHIM–2012)	Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 62 STEX, LTEX and AHIM: Treasurer TEBF, TEFNY and TEFCA: Assistant Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 41 Assistant Treasurer (TEBF, TEFNY and TEFCA–2012)	Vice President — Fund Business Management Group, Capital Research and Management Company
*	Company affiliated with Capital Research and Management Company.
[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.
[2]	Includes service as a director/trustee or officer of the fund’s predecessor, The Tax-Exempt Bond Fund of America, Inc. or American High-Income Municipal Bond Fund, Inc., each a Maryland corporation, or Limited Term Tax-Exempt Bond Fund of America or The Tax-Exempt Fund of California, each a Massachusetts business trust. Trustees and officers of the funds serve until their resignation, removal or retirement.
[3]	Reflects funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series®, which serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series®; American Funds Portfolio SeriesSM; and American Funds College Target Date SeriesSM.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.
[5]	“Interested persons” of the funds within the meaning of the 1940 Act, on the basis of their current or former affiliation with the funds’ investment adviser, Capital Research and Management Company, or affiliated entities (including the funds’ principal underwriter). The listed individual may not be a trustee of all funds listed for him or her, but rather may be an officer of one or more such funds.
[6]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2012:

Name	Dollar range[1] of fund shares owned		Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund		Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
William H. Baribault	STEX: LTEX: TEBF: AHIM: TEFNY: TEFCA:	None None None None None None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFNY: TEFCA:	N/A N/A N/A N/A N/A N/A	$1 – $10,000
James G. Ellis	STEX: None LTEX: $10,001 – $50,000 TEBF: $10,001 – $50,000 AHIM: $10,001 – $50,000 TEFNY: None TEFCA: None		Over $100,000	STEX: LTEX: TEBF: AHIM: TEFNY: TEFCA:	N/A N/A N/A N/A N/A N/A	N/A
Leonard R. Fuller	STEX: LTEX: TEBF: AHIM: TEFNY: TEFCA:	None None None None None None	Over $100,000	STEX: $1 – $10,000 LTEX: $1 – $10,000 TEBF: N/A AHIM: N/A TEFNY: N/A TEFCA: N/A		Over $100,000
W. Scott Hedrick	STEX: LTEX: TEBF: AHIM: TEFNY: TEFCA:	None None None None None None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFNY: TEFCA:	N/A N/A N/A N/A N/A N/A	N/A
R. Clark Hooper	STEX: None LTEX: None TEBF: $10,001 – $50,000 AHIM: None TEFNY: None TEFCA: None		Over $100,000	STEX: LTEX: TEBF: AHIM: TEFNY: TEFCA:	N/A N/A N/A N/A N/A N/A	Over $100,000
Merit E. Janow	STEX: LTEX: TEBF: AHIM: TEFNY: TEFCA:	None None None None None None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFNY: TEFCA:	N/A N/A N/A N/A N/A N/A	N/A

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Name	Dollar range[1] of fund shares owned		Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund		Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
Laurel B. Mitchell	STEX: $1 – $10,000 LTEX: $1 – $10,000 TEBF: $1 – $10,000 AHIM: $10,001 – $50,000 TEFNY: None TEFCA: $1 – $10,000		$50,001 – $100,000	STEX: LTEX: TEBF: AHIM: TEFNY: TEFCA:	N/A N/A N/A N/A N/A N/A	$10,001 – $50,000
Frank M. Sanchez	STEX: $1 – $10,000 LTEX: $1 – $10,000 TEBF: $1 – $10,000 AHIM: $1 – $10,000 TEFNY: None TEFCA: $1 – $10,000		$10,001 – $50,000	STEX: LTEX: TEBF: AHIM: TEFNY: TEFCA:	N/A N/A N/A N/A N/A N/A	N/A
Margaret Spellings	STEX: $10,001 – $50,000 LTEX: None TEBF: None AHIM: $10,001 – $50,000 TEFNY: None TEFCA: None		Over $100,000	STEX: LTEX: TEBF: AHIM: TEFNY: TEFCA:	N/A N/A N/A N/A N/A N/A	$10,001 – $50,000
Steadman Upham	STEX: LTEX: TEBF: AHIM: TEFNY: TEFCA:	None None None None None None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFNY: TEFCA:	N/A N/A N/A N/A N/A N/A	Over $100,000

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Name	Dollar range[1,2] of fund shares owned		Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustee
Karl J. Zeile	STEX: LTEX: TEBF: AHIM: TEFNY: TEFCA:	None $50,001 – $100,000 Over $100,000 Over $100,000 None Over $100,000	Over $100,000

[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	N/A indicates that the listed individual, as of December 31, 2012, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.
[3]	Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — ‘Independent’ trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $201 to $321 for STEX, $928 to $1,484 for LTEX, $2,967 to $4,748 for TEBF, $876 to $1,402 for AHIM, $38 to $63 for TEFNY and from $480 to $768 for TEFCA , based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and their committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended July 31, 2013:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the funds		Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates[2]
William H. Baribault	STEX LTEX TEBF AHIM TEFNY TEFCA	$ 582 2,611 8,379 2,344 100 1,327	$326,566
James G. Ellis	STEX LTEX TEBF AHIM TEFNY TEFCA	404 1,809 5,798 1,633 66 956	325,062
Leonard R. Fuller[3]	STEX LTEX TEBF AHIM TEFNY TEFCA	507 2,290 7,338 2,064 86 1,157	369,774
W. Scott Hedrick	STEX LTEX TEBF AHIM TEFNY TEFCA	496 2,234 7,162 2,034 85 1,127	219,898
R. Clark Hooper	STEX LTEX TEBF AHIM TEFNY TEFCA	588 2,641 8,483 2,382 106 1,366	459,687
Merit E. Janow	STEX LTEX TEBF AHIM TEFNY TEFCA	425 1,914 6,135 1,723 70 1,013	355,121
Laurel B. Mitchell[3]	STEX LTEX TEBF AHIM TEFNY TEFCA	630 2,828 9,068 2,553 106 1,444	287,398
Frank M. Sanchez	STEX LTEX TEBF AHIM TEFNY TEFCA	583 2,621 8,404 2,369 98 1,334	251,370
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Name	Aggregate compensation (including voluntarily deferred compensation1) from the funds		Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates[2]
Margaret Spellings[3]	STEX LTEX TEBF AHIM TEFNY TEFCA	388 1,738 5,572 1,569 64 919	294,434
Steadman Upham[3]	STEX LTEX TEBF AHIM TEFNY TEFCA	390 1,741 5,588 1,591 67 864	261,621
[1]	Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the funds in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended July 31, 2013 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
[2]	Reflects funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series®, which serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series®; American Funds Portfolio SeriesSM; and American Funds College Target Date SeriesSM.
[3]	Since the deferred compensation plans’ adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the end of the 2013 fiscal year for participating trustees is as follows:
STEX – Leonard R. Fuller ($739), Laurel B. Mitchell ($100), Margaret Spellings ($170) and Steadman Upham ($2,199);
LTEX – Leonard R. Fuller ($27,524), Laurel B. Mitchell ($446), Margaret Spellings ($761) and Steadman Upham ($13,832);
TEBF – Leonard R. Fuller ($62,980), Laurel B. Mitchell ($1,422), Margaret Spellings ($2,417) and Steadman Upham ($49,926);
AHIM – Leonard R. Fuller ($19,796), Laurel B. Mitchell ($395), Margaret Spellings ($673) and Steadman Upham ($15,104);
TEFNY – Leonard R. Fuller ($26), Laurel B. Mitchell ($16), Margaret Spellings ($26) and Steadman Upham ($151); and
TEFCA – Leonard R. Fuller ($27,294) , Laurel B. Mitchell ($231), Margaret Spellings ($402) and Steadman Upham ($12,322). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the trustees.

As of September 1, 2013, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Fund organization and the board of trustees — The fund, is an open-end, diversified management investment company. American Funds Short-Term Tax-Exempt Bond Fund was organized as The Tax-Exempt Money Fund of America, a Massachusetts business trust, on December 5, 1988, and was reorganized as a Delaware statutory trust on August 7, 2009. Limited Term Tax-Exempt Bond Fund of America was organized as a Massachusetts business trust on July 12, 1993 and was reorganized as a Delaware statutory trust on November 1, 2010. The Tax-Exempt Bond Fund of America was organized as a Maryland corporation on July 20, 1979 and was reorganized as a Delaware statutory trust on November 1, 2010. American High-Income Municipal Bond Fund was organized as a Maryland corporation on June 14, 1994 and was reorganized as a Delaware statutory trust on November 1, 2010. American Funds Tax-Exempt Fund of New York was organized as a Delaware statutory trust on July 16, 2010. The Tax-Exempt Fund of California was organized as a Massachusetts business trust on May 30, 1986 and was reorganized as a Delaware statutory trust on November 1, 2010. All fund operations are supervised by the fund’s boards of trustees (“board”) which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

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Independent board members are paid certain fees for services rendered to each fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in each fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders of the fund may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office with the fund and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees of the fund when requested in writing to do so by the record holders of at least 10% of such fund’s outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and independent counsel to the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives

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compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund's transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of William H. Baribault, Leonard R. Fuller, W. Scott Hedrick, Laurel B. Mitchell, Frank M. Sanchez, and Steadman Upham, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the funds’ accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds’ principal service providers. The committee acts as a liaison between the funds’ independent registered public accounting firm and the full board of trustees. The audit committees of STEX, LTEX, TEBF, AHIM and TEFNY held seven meetings during the 2013 fiscal year, and the TEFCA audit committee held six meetings during the 2013 fiscal year.

The fund has a contracts committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, W. Scott Hedrick, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings and Steadman Upham, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and their investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2013 fiscal year.

The fund has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell and Margaret Spellings, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as each board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the boards. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The fund’s nominating and governance committee held three meetings during the 2013 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to

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voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the funds’ boards monitor the proxy voting process and generally provide guidance with respect to the Principles through a joint proxy committee of the American Funds.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a board member of one or more American Funds is also a board member of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to

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shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following tables identify those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on September 1, 2013. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

American Funds Short-Term Tax-Exempt Bond Fund

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A	13.87%
First Clearing, LLC Custody Account Saint Louis, MO	Record	Class A Class F-1	9.97 41.42
Trust Account Los Angeles, CA	Beneficial	Class A	7.44
Pershing, LLC Custody Account Jersey City, NJ	Record	Class A Class F-1 Class F-2	5.88 14.23 18.52
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class A	5.22
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class F-1	16.14
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1 Class F-2	9.71 8.55
Raymond James Omnibus Account St. Petersburg, FL	Record	Class F-1	8.37
Capital Group Private Client Services Account #1 Irvine, CA	Record	Class F-2	32.65
Capital Group Private Client Services Account #2 Irvine, CA	Record	Class F-2	19.13
LPL Financial Omnibus Account San Diego, CA	Record	Class F-2	11.37

Limited Term Tax-Exempt Bond Fund of America

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class B Class C	23.45% 25.54 8.17
First Clearing, LLC Custody Account Saint Louis, MO	Record	Class A Class B Class C Class F-1	10.26 12.79 9.81 16.97
Pershing, LLC Custody Account Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2	10.06 8.35 10.10 17.25 25.25
Tax-exempt income funds - Page 32

Name and address	Ownership	Ownership percentage
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class A Class F-1	5.71 16.35
National Financial Services, LLC Omnibus Account New York, NY	Record	Class A Class B Class F-1 Class F-2	5.47 6.63 9.12 5.60
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class A Class B Class C Class F-2	5.44 8.06 13.52 14.23
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class B Class F-2	5.12 8.29
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class C Class F-2	6.46 5.23
Raymond James Omnibus Account St. Petersburg, FL	Record	Class F-1	10.78
LPL Financial Omnibus Account San Diego, CA	Record	Class F-1 Class F-2	6.43 5.32
Capital Group Private Client Services Account #1 Irvine, CA	Record	Class F-2	13.57
Capital Group Private Client Services Account #2 Irvine, CA	Record	Class F-2	12.25

The Tax-Exempt Bond Fund of America

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class B Class C Class F-1	25.55% 26.24 10.60 59.55
First Clearing, LLC Custody Account Saint Louis, MO	Record	Class A Class B Class C	9.55 10.93 9.53
Pershing, LLC Custody Account Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2	9.29 8.57 9.87 11.83 13.83
National Financial Services, LLC Omnibus Account New York, NY	Record	Class A Class B Class C Class F-1 Class F-2	5.35 10.91 5.36 7.20 9.10
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class C Class F-2	8.59 11.16
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class C Class F-2	6.39 17.83
Tax-exempt income funds - Page 33

Name and address	Ownership	Ownership percentage
Raymond James Omnibus Account St. Petersburg, FL	Record	Class C	5.03
Capital Group Private Client Services Account #1 Irvine, CA	Record	Class F-2	8.66
Capital Group Private Client Services Account #2 Irvine, CA	Record	Class F-2	7.40
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-2	6.36
LPL Financial Omnibus Account San Diego, CA	Record	Class F-2	5.39

American High-Income Municipal Bond Fund

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class B Class C	32.43% 25.11 9.95
First Clearing, LLC Custody Account Saint Louis, MO	Record	Class A Class B Class C Class F-1	9.95 11.04 13.18 10.01
Pershing, LLC Custody Account Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2	7.91 10.16 9.14 13.42 11.60
National Financial Services, LLC Omnibus Account New York, NY	Record	Class A Class B Class F-1 Class F-2	5.02 6.24 40.66 16.87
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class C Class F-2	8.30 9.07
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class C Class F-1	7.46 9.58
Raymond James Omnibus Account St. Petersburg, FL	Record	Class C	7.26
LPL Financial Omnibus Account San Diego, CA	Record	Class C Class F-2	5.04 7.48
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1 Class F-2	11.52 6.96
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class F-1	5.66
Capital Group Private Client Services Account #1 Irvine, CA	Record	Class F-2	21.94
Capital Group Private Client Services Account #2 Irvine, CA	Record	Class F-2	5.45
Tax-exempt income funds - Page 34

American Funds Tax-Exempt Fund of New York

Name and address	Ownership	Ownership percentage
Capital Research & Management Company Corporate Account Los Angeles, CA	Record	Class A Class B Class F-1	37.91% 5.87 39.03
Pershing, LLC Custody Account Jersey City, NJ	Record	Class A Class C Class F-1	7.28 18.65 11.49
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class A	5.17
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class A Class F-2	5.03 7.35
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class B	5.01 17.76
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class B	35.66
Individual Investor #1 Akron, NY	Beneficial	Class B	13.27
Individual Investor #2 Oakton, VA	Beneficial	Class B	12.08
First Clearing, LLC Custody Account Saint Louis, MO	Record	Class C Class F-1	16.03 20.61
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class C	9.33
Raymond James Omnibus Account St. Petersburg, FL	Record	Class C	7.02
National Financial Services, LLC Omnibus Account New York, NY	Record	Class C Class F-1	5.31 6.91
LPL Financial Omnibus Account San Diego, CA	Record	Class F-1	17.11
Capital Group Private Client Services Account Irvine, CA	Record	Class F-2	74.82

Tax-exempt income funds - Page 35

The Tax-Exempt Fund of California

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class B	14.75% 9.05
First Clearing, LLC Custody Account Saint Louis, MO	Record	Class A Class B Class C Class F-1	10.86 30.47 15.27 10.50
Pershing, LLC Custody Account Jersey City, NJ	Record	Class A Class B Class C Class F-1	8.03 5.69 8.05 19.81
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class A Class C Class F-2	6.28 10.22 10.10
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class A Class C Class F-1	6.08 5.91 21.34
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class A Class C Class F-2	6.00 16.21 17.25
National Financial Services, LLC Omnibus Account New York, NY	Record	Class B Class F-1 Class F-2	7.07 11.62 14.17
LPL Financial Omnibus Account San Diego, CA	Record	Class B Class C Class F-1	6.77 6.41 7.26
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1 Class F-2	11.04 21.38
Capital Group Private Client Services Account Irvine, CA	Record	Class F-2	21.70

Unless otherwise noted, references in this statement of additional information to Class F shares refer to both Class F-1 and F-2 share classes.

Tax-exempt income funds - Page 36

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, for The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio, within their research coverage. For the Tax-Exempt Fund of New York, while the size of the fund is still small,  the portfolio managers will work together to oversee the fund’s entire portfolio.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are principally determined by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as:

American Funds Short-Term Tax-Exempt Bond Fund — Lipper Short Municipal Debt Funds Average and Barclays Municipal Short 1-5 Years Index;

Limited Term Tax-Exempt Bond Fund of America — Lipper Intermediate Municipal Debt Funds Average and Barclays Municipal Short-Intermediate 1-10 Years Index;

Tax-exempt income funds - Page 37

The Tax-Exempt Bond Fund of America — Lipper General & Insured Municipal Debt Funds Average and Barclays Municipal Bond Index;

American High-Income Municipal Bond Fund — Lipper High Yield Municipal Debt Funds Average, Barclays Municipal Bond Index and Barclays High Yield Municipal Index;

American Funds Tax-Exempt Fund of New York — Lipper New York Municipal Debt Funds Average and Barclays New York Municipal Index; and

The Tax-Exempt Fund of California — Lipper California Municipal Debt Funds Average and Barclays California Municipal Index.

From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of July 31, 2013:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
American Funds Short-Term Tax-Exempt Bond Fund
Brenda S. Ellerin	$100,001 – $500,000	4	$13.4	None	None
Neil L. Langberg	$100,001 – $500,000	6	$17.3	None	None
Limited Term Tax-Exempt Bond Fund of America
Brenda S. Ellerin	$500,001 – $1,000,000	4	$11.1	None	None
Neil L. Langberg	$100,001 – $500,000	6	$15.0	None	None
The Tax-Exempt Bond Fund of America
Neil L. Langberg	$100,001 – $500,000	6	$8.6	None	None
Brenda S. Ellerin	$100,001 – $500,000	4	$4.7	None	None
Karl J. Zeile	$500,001 – $1,000,000	5	$4.7	None	None
Tax-exempt income funds - Page 38

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
American High-Income Municipal Bond Fund
Karl J. Zeile	$500,001 – $1,000,000	5	$11.4	None	None
Neil L. Langberg	$100,001 – $500,000	6	$15.3	None	None
Chad M. Rach	$500,001 – $1,000,000	2	$0.8	None	None
American Funds Tax-Exempt Fund of New York
Karl J. Zeile	None[5]	5	$14.1	None	None
Jerome H. Solomon	None[5]	None		None	None
The Tax-Exempt Bond Fund of California
Neil L. Langberg	$100,001 – $500,000	6	$16.6	None	None
Karl J. Zeile	$100,001 – $500,000	5	$12.7	None	None
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.
[2]	Indicates fund(s) where the portfolio manager also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.
[3]	Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
[4]	Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.
[5]	Funds are designed primarily for taxable residents in the state of New York. Because the portfolio managers do not reside in this state, investment in the fund may not be appropriate for their personal portfolio.
Tax-exempt income funds - Page 39

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until March 31, 2014, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

Tax-exempt income funds - Page 40

American Funds Short-Term Tax-Exempt Bond Fund: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Net asset level

Rate	In excess of	Up to
0.39%	$ 0	$ 200,000,000
0.37	200,000,000	600,000,000
0.33	600,000,000	1,200,000,000
0.29	1,200,000,000

For the fiscal years ended July 31, 2013, 2012 and 2011, the investment adviser was entitled to receive from the fund management fees of $2,614,000, $2,257,000, and $1,844,000, respectively.

Limited Term Tax-Exempt Bond Fund of America: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Net asset level

Rate	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.18	60,000,000	1,000,000,000
0.15	1,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Monthly gross investment income

Rate	In excess of	Up to
3.00%	$ 0	$ 3,333,333
2.50	3,333,333

For the purposes of such computations under the Agreement, the fund’s gross investment income is determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended July 31, 2013, 2012 and 2011, the investment adviser was entitled to receive from the fund management fees of $7,710,000, $6,954,000, and $6,707,000, respectively.

Tax-exempt income funds - Page 41

The Tax-Exempt Bond Fund of America: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Net asset level

Rate	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000	3,000,000,000
0.15	3,000,000,000	6,000,000,000
0.13	6,000,000,000	10,000,000,000
0.12	10,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Monthly gross investment income

Rate	In excess of	Up to
3.00%	$ 0	$ 3,333,333
2.50	3,333,333	8,333,333
2.00	8,333,333

For the purposes of such computations under the Agreement, the fund’s gross investment income is determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended July 31, 2013, and August 31, 2012 and 2011, the investment adviser was entitled to receive from the fund management fees of $22,050,000, $22,562,000,and $22,717,000, respectively.

Tax-exempt income funds - Page 42

American High-Income Municipal Bond Fund: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Net asset level

Rate	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000	3,000,000,000
0.15	3,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Monthly gross investment income

Rate	In excess of	Up to
3.00%	$ 0	$ 3,333,333
2.50	3,333,333

For the purposes of such computations under the Agreement, the fund’s gross investment income is determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended July 31, 2013, 2012 and 2011, the investment adviser was entitled to receive from the fund management fees of $9,503,000, $8,099,000, and $7,961,000, respectively.

Tax-exempt income funds - Page 43

American Funds Tax-Exempt Fund of New York: The management fee is based on the following annualized rates and daily net asset levels:

Rate	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Rate	In excess of	Up to
3.00%	$ 0	$3,333,333
2.50	3,333,333

For the fiscal years ended July 31, 2013, 2012, and 2011 the investment adviser was entitled to receive from the fund a management fee of $471,000, $376,000, and $168,000, respectively.

Fee waiver - The investment adviser has agreed to reimburse a portion of the fees and expenses of the fund during its start-up period for TEFNY. This reimbursement will be in effect at least through September 30, 2014. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. For the periods ended July 31, 2013, 2012 and 2011, the total fees and expenses reimbursed by the investment adviser were $100,000, $122,000 and $125,000, respectively. Fees and expenses in the statement of operations are presented gross of any reimbursements from the investment adviser.

The Tax-Exempt Fund of California: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Net asset level

Rate	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Monthly gross investment income

Rate	In excess of	Up to
3.00%	$ 0	$ 3,333,333
2.50	3,333,333

For the purposes of such computations under the Agreement, the fund’s gross investment income is determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended July 31, 2013, and August 31, 2012 and 2011, the investment adviser was entitled to receive from the fund management fees of $4,749,000, $4,978,000, and $5,009,000, respectively.

Tax-exempt income funds - Page 44

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, F and R-6 shares, to the extent that they are offered by the fund. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, F and R-6 shares, to the extent that they are offered by the fund. Each fund’s Administrative Agreement will continue in effect until at least March 31, 2014, unless sooner terminated or renewed. It may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F and R-6 shares to the extent they are offered by the fund, for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily.

Tax-exempt income funds - Page 45

During the 2013 fiscal year, administrative services fees were:

		Administrative services fee
STEX	Class A	$ 65,000
	Class F-1	11,000
	Class F-2	17,000
LTEX	Class A	269,000
	Class C	31,000
	Class F-1	67,000
	Class F-2	78,000
	Class R-6	55,000
TEBF	Class A	696,000
	Class C	193,000
	Class F-1	742,000
	Class F-2	142,000
	Class R-6	39,000
AHIM	Class A	244,000
	Class C	90,000
	Class F-1	98,000
	Class F-2	58,000
	Class R-6	17,000
TEFNY	Class A	11,000
	Class C	4,000
	Class F-1	1,000
	Class F-2	7,000
TEFCA	Class A	123,000
	Class C	45,000
	Class F-1	36,000
	Class F-2	41,000

STEX did not offer Class B or C shares in the 2013 fiscal year and is not currently offering B and C shares.

Tax-exempt income funds - Page 46

Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

•	For Class A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.
•	For Class B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the ..75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.
•	For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisors upon the sale of Class C shares. The fund also reimburses the Principal Underwriter for service fees paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisors, in connection with investments in Class F-1 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained		Allowance or compensation to dealers
Class A	2013	STEX LTEX TEBF AHIM TEFNY TEFCA	$ 132,000 780,000 2,770,000 1,349,000 59,000 303,000	STEX LTEX TEBF AHIM TEFNY TEFCA	$ 566,000 3,105,000 10,653,000 5,187,000 229,000 1,174,000
	2012	STEX LTEX TEBF AHIM TEFNY TEFCA	96,000 702,000 2,302,000 909,000 64,000 278,000	STEX LTEX TEBF AHIM TEFNY TEFCA	382,000 2,755,000 8,862,000 3,508,000 251,000 1,068,000
	2011	STEX LTEX TEBF AHIM TEFNY TEFCA	92,000 543,000 1,410,000 525,000 21,000 184,000	STEX LTEX TEBF AHIM TEFNY TEFCA	359,000 2,147,000 5,358,000 2,017,000 80,000 733,000
Tax-exempt income funds - Page 47

	Fiscal year	Commissions, revenue or fees retained		Allowance or compensation to dealers
Class C*	2013	LTEX TEBF AHIM TEFNY TEFCA	53,000 6,000 14,000 9,000 32,000	LTEX TEBF AHIM TEFNY TEFCA	4,000 862,000 427,000 26,000 123,000
	2012	LTEX TEBF AHIM TEFNY TEFCA	4,000 — — — —	LTEX TEBF AHIM TEFNY TEFCA	— 754,000 41,000 34,000 148,000
	2011	LTEX TEBF AHIM TEFNY TEFCA	54,000 213,000 72,000 — 42,000	LTEX TEBF AHIM TEFNY TEFCA	1,000 472,000 187,000 14,000 84,000
*	STEX does not currently offer Class C shares.
Tax-exempt income funds - Page 48

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2 or Class R-6, no 12b-1 fees are paid from Class F-2 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

Following is a brief description of the Plans:

Class A — For Class A shares, up to .25% (and, in the case of STEX, up to .15%) of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. STEX may annually expend up to .15%, LTEX, AHIM and TEFNY may annually expend up to .30%, and TEBF and TEFCA may annually expend up to .25% for Class A shares under the applicable Plan.

Distribution-related expenses for Class A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information document) in excess of the Class A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable. As of the fund’s most recent fiscal year, unreimbursed expenses which remained subject to reimbursement under the Plan for Class A shares totaled $1,134,000 or .16% of Class A net assets for STEX, $909,000 or .03% of Class A net assets for LTEX, $4,144,000 or .06% of Class A net assets for TEBF and $558,000 or .04% of Class A net assets for TEFCA.

Class B — The Plan for Class B shares provide for payments to the Principal Underwriter of up to .25% of each fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

Class C — The Plan for Class C shares provide for payments to the Principal Underwriter of up to .25% of each fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses.

Class F-1 — The Plan for Class F-1 shares provide for payments to the Principal Underwriter of up to .25% of each fund’s average daily net assets attributable to such shares for paying service-related expenses. The fund may annually expend up to .50% for Class F-1 shares under the applicable Plan with the approval of the board of trustees.

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During the 2013 fiscal year, 12b-1 expenses, accrued and paid, and if applicable, unpaid were:

	12b-1 expenses		12b-1 unpaid liability outstanding
Class A	STEX LTEX TEBF AHIM TEFNY TEFCA	$ 977,000 8,067,000 17,412,000 6,513,000 138,000 3,081,000	STEX LTEX TEBF AHIM TEFNY TEFCA	$ 69,000 478,000 1,857,000 708,000 19,000 332,000
Class B	LTEX TEBF AHIM TEFNY TEFCA	44,000 233,000 132,000 3,000 39,000	LTEX TEBF AHIM TEFNY TEFCA	3,000 20,000 10,000 —* 4,000
Class C	LTEX TEBF AHIM TEFNY TEFCA	630,000 3,855,000 1,803,000 82,000 891,000	LTEX TEBF AHIM TEFNY TEFCA	61,000 458,000 196,000 9,000 105,000
Class F-1	STEX LTEX TEBF AHIM TEFNY TEFCA	54,000 331,000 3,701,000 486,000 4,000 182,000	STEX LTEX TEBF AHIM TEFNY TEFCA	8,000 39,000 425,000 46,000 2,000 20,000

*Amount less than $1,000.

STEX did not offer Class B or C shares during the 2013 fiscal year and is not currently offering B and C shares.

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisors to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial advisor. If you need a financial advisor, please call American Funds Distributors at (800) 421-4120 for assistance.

Reimbursement of certain expenses — Due to low short-term interest rates, the investment adviser has reimbursed expenses for STEX’s Class A shares. For the year ended July 31, 2010, the fees reimbursed by the investment adviser for Class A shares was $103,000.

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Other compensation to dealers — As of July 2013, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AXA Advisors, LLC

Cadaret, Grant & Co., Inc.

Cambridge Investment Research, Inc.

Cetera Financial Group

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

Commonwealth Financial Network

D.A. Davidson & Co.

Edward Jones

H. Beck, Inc.

Hefren-Tillotson, Inc.

HTK / Janney Montgomery Group

Hornor, Townsend & Kent, Inc.

Janney Montgomery Scott LLC

ING Financial Advisers, LLC

J. J. B. Hilliard, W. L. Lyons, LLC

Lincoln Network

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

LPL Group

LPL Financial LLC

Uvest Investment Services

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metlife Enterprises

Metlife Securities Inc.

New England Securities

Tower Square Securities, Inc.

Walnut Street Securities, Inc.

MML Investors Services, LLC

Morgan Stanley Smith Barney LLC

NFP Securities, Inc.

Northwestern Mutual Investment Services, LLC

NPH / Jackson National

Invest Financial Corporation

Investment Centers of America, Inc.

National Planning Corporation

SII Investments, Inc.

Park Avenue Securities LLC

PFS Investments Inc.

Raymond James Group

Morgan Keegan & Company, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services Inc.

RBC Capital Markets Corporation

Robert W. Baird & Co. Incorporated

Stifel, Nicolaus & Company, Incorporated

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The Advisor Group

FSC Securities Corporation

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Transamerica Financial Advisors, Inc.

UBS Financial Services Inc.

Wells Fargo Network

First Clearing LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors Investment Services Group

Wells Fargo Advisors Latin American Channel

Wells Fargo Advisors Private Client Group

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of the executions, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged, including on an execution-only basis, for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good

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faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser provides its trading desks with information regarding the relative value of services provided by particular broker-dealers. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

No brokerage commissions were paid by the fund on portfolio transactions for the 2013, 2012 and 2011 fiscal years.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website within 30 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund’s custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of Ethics” section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor their investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

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Subject to board policies, the authority to disclose the fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

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Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

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Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders including those holding fund shares in a tax-deferred account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their

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shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences applicable to tax-exempt funds — Interest on the municipal securities purchased by the fund is believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. If interest on a municipal security is not free from regular federal income tax, then the interest on that security would become taxable. If this were to happen, dividends derived from this interest may be taxable to shareholders.

By meeting certain requirements of the Code, the fund qualifies to pay exempt-interest dividends to shareholders. These exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state’s personal income taxes.

Distributions paid by a tax-exempt fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends paid by the fund will be reported to both the IRS and shareholders of the fund.

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Private activity bonds are bonds that, although federally tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states.

The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may result in the fund recognizing taxable ordinary income. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at americanfunds.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial advisor or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial advisor — Deliver or mail a check to your financial advisor.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-6 shares are generally only available to American Funds Portfolio Series and other registered investment companies approved by the fund’s investment adviser or distributor.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

•	Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and
•	Employer-sponsored CollegeAmerica accounts.
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The following account types may be established without meeting the initial purchase minimum:

•	Retirement accounts that are funded with employer contributions; and
•	Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

•	Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and
•	American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company’s Capital Group Private Client Services division.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds Money Market Fund to Class C shares of American Funds Short-Term Tax-Exempt Bond Fund, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or americanfunds.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion.

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In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios. Class B and C shares are not currently offered by STEX.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

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Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class F-1 shares for Class F-2 shares — If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

Tax-exempt funds in general should not serve as retirement plan investments.

A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc. In the case where the employer adopts any other plan (including, but not limited to, an IRS model agreement), each participant’s account in the plan will be aggregated with the participant’s own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November 15, 2004, may continue with that method so long as the employer has not modified the plan document since that date.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
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(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children (these policies are subject to the dealer’s policies and system capabilities);
(3)	currently registered investment advisors (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;
(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc. and its affiliated companies;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)	wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and
(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

•	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;
•	required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and
•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.
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Loan repayments — Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, .50% on amounts of at least $4 million but less than $10 million and .25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

Class C purchases

Direct purchases of Class C shares of Limited Term Tax-Exempt Bond Fund of America are not permitted. Class C shares of Limited Term Tax-Exempt Bond Fund of America may be acquired only by exchanging from Class C shares of other American Funds.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the “Statement”), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the appropriate number of shares held in escrow will be redeemed to pay the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

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Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

•	individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);
•	SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;
•	business accounts solely controlled by you or your immediate family (for example, you own the entire business);
•	trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);
•	endowments or foundations established and controlled by you or your immediate family; or
•	CollegeAmerica® accounts invested in American Funds other than the funds, which will be aggregated at the account owner level. (Class 529-E accounts may only be aggregated with an eligible employer plan. For more information about CollegeAmerica and Class 529 shares, please see the prospectus of American Funds that offer Class 529 shares.)

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;
•	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;
•	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;
•	for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;
•	for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or
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•	for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C shares of American High-Income Municipal Bond Fund or American Funds Tax-Exempt Fund of New York if such combined American Funds and American Funds Legacy holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

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If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

•	Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).
•	Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

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Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available if your account is held with an investment dealer.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — You may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic

Tax-exempt income funds - Page 76

withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your advisor or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial advisor or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to

Tax-exempt income funds - Page 77

reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolios, are held by JP Morgan Chase Bank NA, 270 Park Avenue, New York, NY 10017-2070 for STEX, LTEX, TEBF, AHIM and TEFCA, and by Bank of New York Mellon, One Wall Street, New York, NY 10286 for TEFNY, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2013 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

		Transfer agent fee
STEX	Class A	$ 184,000
	Class F-1	29,000
	Class F-2	39,000
LTEX	Class A	762,000
	Class B	1,000
	Class C	19,000
	Class F-1	173,000
	Class F-2	169,000
	Class R-6	—*
TEBF	Class A	2,247,000
	Class B	9,000
	Class C	132,000
	Class F-1	1,830,000
	Class F-2	294,000
	Class R-6	41
Tax-exempt income funds - Page 79

		Transfer agent fee
AHIM	Class A	1,251,000
	Class B	8,000
	Class C	97,000
	Class F-1	258,000
	Class F-2	131,000
	Class R-6	—*
TEFNY	Class A	37,000
	Class B	144
	Class C	3,000
	Class F-1	3,000
	Class F-2	15,000
TEFCA	Class A	299,000
	Class B	1,000
	Class C	23,000
	Class F-1	96,000
	Class F-2	94,000

* Amount less than $1,000.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. Prior to the 2014 fiscal year, Deloitte & Touche LLP served as the independent registered public accounting firm for TEFCA. The financial statements of each fund other than TEFCA included in this statement of additional information from the annual report have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. The financial statements of TEFCA included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the respective reports of such firms given upon their authority as experts in accounting and auditing.

Upon the recommendation of TEFCA’s Audit Committee, on September 11, 2013, a majority of the fund's board of trustees, including a majority of the independent trustees, approved the appointment of PricewaterhouseCoopers LLP as the fund's independent registered public accounting firm for the fund's fiscal 2014 audit subject to the right of the fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty. At no point during the current fiscal year have there been any disagreements between management and Deloitte & Touche LLP, the fund's former independent registered public accounting firm. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on July 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements

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and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The annual financial statements for each fund other than TEFCA are audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP, and TEFCA’s annual financial statements are audited by its independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

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American Funds Short-Term Tax-Exempt Bond Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.21
Maximum offering price per share (100/97.50 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.47

Limited Term Tax-Exempt Bond Fund of America

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$15.94
Maximum offering price per share (100/97.50 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$16.35

The Tax-Exempt Bond Fund of America

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$12.44
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$12.92

American High-Income Municipal Bond Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$14.48
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$15.04

American Funds Tax-Exempt Fund of New York

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.21
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.61
Tax-exempt income funds - Page 82

The Tax-Exempt Fund of California

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$16.72
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$17.37

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the reports of the fund’s independent registered public accounting firms contained in the annual reports, are included in this statement of additional information.

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Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
Stock and stock/bond funds
AMCAP Fund®	002	202	302	402	602
American Balanced Fund®	011	211	311	411	611
American Funds Global Balanced FundSM	037	237	337	437	637
American Mutual Fund®	003	203	303	403	603
Capital Income Builder®	012	212	312	412	612
Capital World Growth and Income Fund®	033	233	333	433	633
EuroPacific Growth Fund®	016	216	316	416	616
Fundamental Investors®	010	210	310	410	610
The Growth Fund of America®	005	205	305	405	605
The Income Fund of America®	006	206	306	406	606
International Growth and Income FundSM	034	234	334	434	634
The Investment Company of America®	004	204	304	404	604
The New Economy Fund®	014	214	314	414	614
New Perspective Fund®	007	207	307	407	607
New World Fund®	036	236	336	436	636
SMALLCAP World Fund®	035	235	335	435	635
Washington Mutual Investors FundSM	001	201	301	401	601
Bond funds
American Funds Mortgage Fund®	042	242	342	442	642
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	439	639
American Funds Tax-Exempt Fund of New York®	041	241	341	441	641
American High-Income Municipal Bond Fund®	040	240	340	440	640
American High-Income Trust®	021	221	321	421	621
The Bond Fund of America®	008	208	308	408	608
Capital World Bond Fund®	031	231	331	431	631
Intermediate Bond Fund of America®	023	223	323	423	623
Limited Term Tax-Exempt Bond Fund of America®	043	243	343	443	643
Short-Term Bond Fund of America®	048	248	348	448	648
The Tax-Exempt Bond Fund of America®	019	219	319	419	619
The Tax-Exempt Fund of California®	020	220	320	420	620
The Tax-Exempt Fund of Maryland®*	024	224	324	424	624
The Tax-Exempt Fund of Virginia®*	025	225	325	425	625
U.S. Government Securities Fund®	022	222	322	422	622
Money market fund
American Funds Money Market Fund®	059	259	359	459	659

___________

*Qualified for sale only in certain jurisdictions.

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	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	255	355	455	655
American Funds Growth PortfolioSM	053	253	353	453	653
American Funds Growth and Income PortfolioSM	051	251	351	451	651
American Funds Balanced PortfolioSM	050	250	350	450	650
American Funds Income PortfolioSM	047	247	347	447	647
American Funds Tax-Advantaged Income PortfolioSM	046	246	346	446	646
American Funds Preservation PortfolioSM	045	245	345	445	645
American Funds Tax-Exempt Preservation PortfolioSM	044	244	344	444	644

Tax-exempt income funds - Page 85

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and Standard & Poor’s.

Description of bond ratings

Moody’s

Municipal long-term rating definitions

Aaa

Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa

Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A

Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa

Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba

Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B

Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa

Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca

Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C

Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

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C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

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Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

•	The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;
•	The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
Tax-exempt income funds - Page 89

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

•	The selective payment default on a specific class or currency of debt;
•	The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
•	Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

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Description of note ratings

Moody’s

Municipal short-term debt ratings

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

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Standard & Poor’s

Short-term issue credit ratings

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Description of commercial paper ratings

Moody’s

Commercial paper ratings (highest three ratings)

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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American Funds Short-Term
Tax-Exempt Bond Fund®

Investment portfolio

July 31, 2013

Bonds, notes & other debt instruments 81.02%
	Principal amount	Value
Alabama 1.25%	(000)	(000)

21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	$1,500	$ 1,701
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2017	1,750	1,998
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2018	2,315	2,674
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	1,000	1,066
Public School and College Auth., Capital Improvement Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,156
		9,595
Alaska 0.13%

Housing Fin. Corp., Home Mortgage Rev. Ref. Bonds, Series 2012-A, 4.00% 2040	950	1,011
Arizona 1.17%

Pima County, Sewer System Rev. Obligations, Series 2012-A, 4.00% 2017	1,000	1,104
Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2018	500	580
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2014	2,585	2,715
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	2,000	2,295
Board of Regents, Ref. Certs. of Part. (University of Arizona Projects), Series 2012-C, 5.00% 2018	2,000	2,300
		8,994
California 8.27%

Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2006-C-1, 0.96% 2045 (put 2023)[1]	2,350	2,330
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2007-E-3, 0.76% 2047 (put 2019)[1]	3,000	3,018
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	1,250	1,305
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,500
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2013-A, 5.00% 2019	2,000	2,283
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC — Paradise Valley Estates Project),
Series 2013, 4.00% 2018	450	487
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.00% 2018	515	598
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,041
Health Facs. Fncg. Auth., Rev. Ref. Bonds (City of Hope), Series 2012-A, 5.00% 2017	500	572
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	1,000	1,077
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,724
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-B, 5.00% 2043 (put 2017)	1,145	1,298
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,500	1,705
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2011-A-1, 0.56% 2038 (put 2014)[1]	7,500	7,517
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2012-B-1, 0.36% 2047 (put 2015)[1]	530	530
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2013-A-1, 0.34% 2047 (put 2016)[1]	2,000	1,994
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2014	1,000	1,037
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 3.00% 2015	$1,000	$ 1,045
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2009-A, 5.00% 2014	1,000	1,024
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2014	1,180	1,233
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2013-A, 5.00% 2018	3,000	3,532
Metropolitan Water Dist. of Southern California, Waterworks Rev. Ref. Bonds,
Series 2012-B-2, 0.41% 2027 (put 2015)[1]	2,000	2,000
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2016	1,500	1,652
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2017	1,000	1,120
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp.,
Los Angeles International Airport), Issue of 2005, AMT, Assured Guaranty Municipal insured, 5.00% 2017	1,120	1,181
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds
(LAXFUEL Corp., Los Angeles International Airport), Issue of 2012, AMT, 5.00% 2018	310	348
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds
(LAXFUEL Corp., Los Angeles International Airport), Issue of 2012, AMT, 5.00% 2019	525	591
San Diego County Regional Airport Auth., Airport Rev. Ref. Bonds,
Series 2005, AMT, AMBAC insured, 5.00% 2014 (escrowed to maturity)	1,500	1,562
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2015	1,000	1,076
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2015	1,000	1,066
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2017	1,595	1,786
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2002-C, 5.00% 2029 (put 2017)	1,700	1,923
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2014	2,000	2,072
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2015	2,000	2,162
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2017	905	1,036
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-M, 5.00% 2014	2,000	2,072
		63,497
Colorado 1.06%

City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2020	1,000	1,119
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2010-B, 5.00% 2015	1,220	1,294
Dept. of Transportation, Transportation Rev. Ref. Anticipation Notes, 5.00% 2016	5,000	5,690
		8,103
Connecticut 0.53%

G.O. Notes, Econ. Recovery, Series 2009-A, 5.00% 2014	2,000	2,040
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue),
Series 2010-A-4, 5.00% 2049 (put 2015)	1,000	1,070
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	960	971
		4,081
Delaware 0.31%

Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	2,200	2,384
District of Columbia 1.05%

Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2011-E, 0.66% 2015[1]	2,500	2,518
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 4.00% 2014	1,000	1,042
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 4.00% 2016	2,000	2,174
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-B, 0.64% 2040 (put 2016)[1]	2,300	2,300
		8,034
Bonds, notes & other debt instruments
	Principal amount	Value
Florida 9.46%	(000)	(000)

Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	$1,575	$ 1,720
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2015	1,500	1,611
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	1,300	1,503
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	1,000	1,074
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2016	4,905	5,416
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds,
Series 2007-A, National insured, 5.00% 2015	550	586
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2017	1,000	1,120
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 5.50% 2015	1,800	1,978
Hillsborough County Aviation Auth., Tampa International Airport Rev. Ref. Bonds,
Series 2001-A, Assured Guaranty Municipal insured, 5.50% 2015	2,200	2,429
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	1,895	2,030
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	970	1,040
Housing Fin. Corp., Homeowner Mortgage Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2041	1,670	1,809
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	4,000	4,320
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	4,295	4,767
JEA, St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 23, 5.00% 2017	1,750	2,013
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.81% 2017[1]	3,800	3,777
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2014	2,575	2,701
Dept. of Management Services, Certs. of Part., Series 2009-B, 5.00% 2013	1,000	1,000
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.00% 2014	1,595	1,636
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	1,000	1,154
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2019	1,000	1,157
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,156
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2005-B, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,266
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 4.00% 2017	2,115	2,305
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2009, 5.00% 2013	1,620	1,633
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2009-C, 5.00% 2013	1,000	1,008
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2018	1,250	1,449
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2015	1,000	1,078
State Board of Education, Public Education Capital Outlay Bonds, Series 2011-F, 5.00% 2017	1,395	1,600
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	3,000	3,250
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2015	1,000	1,083
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2015	750	819
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds
(H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2017	925	1,012
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015	3,615	3,954
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015 (escrowed to maturity)	270	297
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2016	1,250	1,412
Dept. of Transportation, Turnpike Rev. Bonds, Series 2010-B, 5.00% 2014	2,395	2,501
		72,664
Georgia 1.44%

Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC Univeristy Commons Project),
Series 2013, 5.00% 2017	850	971
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2018	1,000	1,161
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2019	760	887
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Ninth
Series 1994, 1.20% 2032 (put 2014)	1,000	1,000
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.00% 2017	500	574
Bonds, notes & other debt instruments
	Principal amount	Value
Georgia (continued)	(000)	(000)

Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	$1,640	$ 1,713
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2014	2,450	2,571
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2015	2,000	2,166
		11,043
Hawaii 0.53%

G.O. Bonds of 2011, Series DZ, 5.00% 2017	2,500	2,903
City and County of Honolulu, G.O. Bonds, Series 2012-B, 5.00% 2018	1,000	1,178
		4,081
Idaho 0.37%

Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund),
Series 2009-A, 5.00% 2017	2,525	2,877
Illinois 3.85%

Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2014	1,500	1,563
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2015	1,000	1,060
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2010-B, 5.00% 2034 (put 2015)	900	951
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 4.00% 2015	1,000	1,044
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2010-D, AMT, 5.25% 2018	750	849
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, 5.00% 2018	600	690
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2006-B, FGIC-National insured, 5.00% 2018	370	413
County of Cook, G.O. Capital Equipment Bonds, Series 2009-D, 5.00% 2013 (escrowed to maturity)	1,000	1,014
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2000-A, National insured, 6.25% 2015	1,425	1,574
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,216
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	2,500	2,819
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	2,000	2,255
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	1,100	1,175
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2018	500	581
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 4.00% 2013	1,260	1,262
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2015	1,200	1,301
State Toll Highway Auth., Toll Highway Priority Rev. Bonds,
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2014	1,000	1,019
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2013-B, 5.00% 2018	1,750	2,035
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security),
Series 2012-A, 5.00% 2016	4,000	4,538
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security),
Series 2012-B, 5.00% 2017	1,500	1,693
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 4.00% 2015	500	529
		29,581
Indiana 2.80%

Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 5.00% 2016	1,000	1,113
Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 5.00% 2017	1,250	1,419
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2017	2,500	2,811
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,145
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2011-A-1, 1.50% 2036 (put 2014)	2,000	2,025
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2005-A-5, 2.00% 2027 (put 2017)	2,000	2,002
Bonds, notes & other debt instruments
	Principal amount	Value
Indiana (continued)	(000)	(000)

Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-6, 5.00% 2027 (put 2014)	$3,000	$ 3,118
Trustees of Indiana University, Indiana University Student Fee Bonds, Series 2011-U, 5.00% 2017	1,000	1,152
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2015	2,000	2,114
Indianapolis Local Public Improvement Bond Bank Rev. Bonds (Waterworks Project),
Series 2009-A, Assured Guaranty insured, 5.00% 2017	1,325	1,489
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds, Series 2009-B, 5.00% 2015	2,000	2,136
		21,524
Kansas 0.06%

Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2009-D, 5.00% 2013	200	202
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2009-D, 5.00% 2014	225	238
		440
Kentucky 0.41%

Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2010-1, 0.774% 2020[1]	1,130	1,124
State Property and Buildings Commission, Rev. Bonds (Project No. 71), 5.50% 2013	2,000	2,000
		3,124
Louisiana 0.72%

Jefferson Parish Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	1,315	1,379
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2014	1,905	1,957
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds,
Series 2010, Assured Guaranty Municipal insured, 4.00% 2015	1,000	1,072
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2017	1,000	1,123
		5,531
Maine 0.27%

Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	1,915	2,051
Maryland 0.48%

Health and Higher Educational Facs. Auth., Rev. Ref. Bonds
(Johns Hopkins Health System Obligated Group Issue), Series 2012-D, 0.961% 2038 (put 2017)[1]	1,400	1,392
Stadium Auth., Sports Facs. Lease Rev. Ref. Bonds (Baseball Stadium Issue), Series 2011-B, AMT, 5.00% 2017	1,000	1,137
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International
Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2018	1,000	1,132
		3,661
Massachusetts 2.26%

Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-U-1, 0.64% 2040 (put 2017)[1]	1,000	999
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2016	890	987
Dev. Fin. Agcy., Rev. Ref. Bonds (Partners HealthCare System Issue), Series 2011-K-4, 5.00% 2035 (put 2016)	500	550
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue J, Series 2012, AMT, 5.00% 2018	1,000	1,103
G.O. Bonds, Consolidated Loan of 2012, Series A, 0.51% 2015[1]	2,500	2,502
G.O. Bonds, Consolidated Loan of 2012, Series A, 0.58% 2016[1]	2,000	1,996
G.O. Bonds, Consolidated Loan of 2012, Series D, 0.49% 2018[1]	1,000	1,001
G.O. Ref. Bonds, Series 2004-C, Assured Guaranty Municipal insured, 5.50% 2017	800	945
Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series 2010-A, 2.125% 2013	1,860	1,868
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	935	967
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	1,000	1,027
Bonds, notes & other debt instruments
	Principal amount	Value
Massachusetts (continued)	(000)	(000)

Port Auth., Rev. Bonds, Series 2012-A, AMT, 3.00% 2017	$ 660	$ 696
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2015	360	389
School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2012-B, 5.00% 2018	2,000	2,345
		17,375
Michigan 3.65%

School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2018	2,225	2,471
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2016	500	538
Fin. Auth. State Revolving Fund, Clean Water Revolving Fund Rev. Bonds, Series 2012, 5.00% 2018	1,000	1,172
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-A, 5.00% 2015	1,000	1,093
Fin. Auth., Unemployment Obligation Assessment Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	2,000	2,339
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,361
Board of Trustees of Michigan State University, General Rev. Ref. Bonds, Series 2010-C, 5.00% 2015	2,000	2,179
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 6.25% 2014	2,500	2,642
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-F, 0.46% 2043 (put 2016)[1]	3,000	3,000
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2005, AMT, National insured, 5.25% 2016	2,000	2,166
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2007, AMT, FGIC-National insured, 5.00% 2018	2,660	2,926
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	2,000	2,119
		28,006
Minnesota 1.98%

G.O. State Ref. Bonds, Series 2007, 5.00% 2013	4,000	4,000
G.O. State Various Purpose Ref. Bonds, Series 2010-D, 4.00% 2013	4,650	4,650
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2012-B, 5.00% 2017	2,000	2,282
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program),
Series 2011-G, 4.25% 2035	1,200	1,272
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	1,615	1,744
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,200	1,243
		15,191
Mississippi 0.53%

Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County, Mississippi Highway Ref. Project),
Series 2013-A, 5.00% 2019	850	987
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	1,160	1,254
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	1,740	1,851
		4,092
Missouri 1.11%

Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-C, 4.90% 2036	775	791
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-D, 4.80% 2040	1,220	1,263
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program),
Series 2009-E-4, 4.25% 2030	925	979
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	5,000	5,515
		8,548
Bonds, notes & other debt instruments
	Principal amount	Value
Montana 0.38%	(000)	(000)

Board of Housing, Single-family Homeownership Rev. Ref. Bonds, Series 2012-A-2, AMT, 4.00% 2038	$2,820	$ 2,916
Nebraska 0.20%

Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 2.50% 2034	1,500	1,544
Nevada 2.40%

Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2015	1,000	1,040
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2017	4,500	4,691
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2010-F-1, 5.00% 2015	1,500	1,621
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2019	2,000	2,254
System of Higher Education, Universities Rev. Bonds, Series 2005-B, AMBAC insured, 5.00% 2014	2,000	2,085
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2003, National insured, 5.00% 2013	2,000	2,032
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2016	2,000	2,227
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-D, 5.00% 2017	1,185	1,350
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2018	1,000	1,159
		18,459
New Hampshire 0.29%

Turnpike System Rev. Bonds, Ref. Series 2012-B, 5.00% 2017	2,000	2,258
New Jersey 2.84%

Econ. Dev. Auth., School Facs. Construction Bonds, Assured Guaranty Municipal insured,
Subseries J-5, 5.00% 2029 (preref. 2015)	2,000	2,190
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2010-DD-1, 5.00% 2016	1,500	1,694
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	2,000	2,024
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2014	2,000	2,117
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.575% 2020[1]	460	457
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,751
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,228
Transportation Trust Fund Auth., Transportation System Bonds, Series 2012-AA, 5.00% 2017	1,000	1,139
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds,
Series 2003-A, AMBAC insured, 5.50% 2015	2,000	2,226
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.68% 2023 (put 2017)[1]	2,000	2,002
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.74% 2024 (put 2018)[1]	2,000	2,005
		21,833
New Mexico 0.88%

Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2009-C, AMT, 3.90% 2014	3,000	3,093
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, 0.925% 2028[1]	410	408
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	1,465	1,532
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2012-A, Class I, 4.25% 2043	1,570	1,710
		6,743
New York 8.61%

Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group,
Rev. Ref. Bonds, Series 2011-A, 4.00% 2016	2,555	2,755
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,168
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds,
Series 2005-D-1, FGIC-National insured, 5.00% 2014	2,000	2,051
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2014	1,000	1,043
Bonds, notes & other debt instruments
	Principal amount	Value
New York (continued)	(000)	(000)

Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2015	$2,500	$ 2,712
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2017	2,500	2,861
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2012-A, 5.00% 2018	1,205	1,398
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2012-A, 5.00% 2018	1,500	1,737
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3A, 0.81% 2017[1]	2,000	2,013
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2011-A, 4.00% 2014	2,000	2,095
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds,
Series 2002-A, XLCA insured, 5.75% 2016	1,525	1,706
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-1, 5.00% 2015	2,000	2,194
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	2,600	2,726
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.61% 2025[1]	5,000	5,066
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2014	1,000	1,048
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2015	1,000	1,090
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	1,000	1,090
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2015	1,000	1,090
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	1,000	1,145
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2018	1,000	1,165
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003 Series B, 5.00% 2016	500	554
New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003 Subseries 3B-1, 5.00% 2014	2,000	2,119
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2015	1,000	1,061
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	3,000	3,348
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2014	2,000	2,104
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2015	1,500	1,634
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2015	2,000	2,184
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2017	1,000	1,140
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2015	2,000	2,153
Tobacco Settlement Fin. Corp., Rev. Ref. Bonds (State Contingency Contract Secured),
Series 2011-B, 5.00% 2015	2,000	2,157
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	4,000	4,053
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A, 4.00% 2016	2,000	2,153
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing),
Series 2009-A-1, 5.00% 2017	2,010	2,345
		66,158
North Carolina 0.39%

Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (Wake Forest Baptist Obligated Group),
Series 2012-C, 0.80% 2033 (put 2017)[1]	3,000	3,000
North Dakota 0.52%

Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	3,785	3,960
Ohio 3.04%

County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2014	2,000	2,092
City of Cleveland, Airport System Rev. Bonds, Series 2000-C,
Assured Guaranty Municipal insured, 5.00% 2017	2,500	2,779
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A,
Assured Guaranty Municipal insured, 5.00% 2016	4,500	4,915
City of Cleveland, Various Purpose G.O. Ref. Bonds, Series 2005, AMBAC insured, 5.25% 2013	2,120	2,137
Higher Education G.O. Ref. Bonds, Series 2011-A, 5.00% 2016	1,750	1,977
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	1,595	1,717
Bonds, notes & other debt instruments
	Principal amount	Value
Ohio (continued)	(000)	(000)

Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	$ 780	$ 836
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 4.00% 2018	1,750	1,952
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2017	1,000	1,152
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group),
Series 2013-A, 3.00% 2015	1,250	1,292
Water Dev. Auth., Rev. Ref. Bonds, Series 2012-A, 0.46% 2035 (put 2015)[1]	2,500	2,500
		23,349
Oklahoma 0.44%

Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 0.85% 2023 (put 2018)[1]	2,000	2,000
Turnpike Auth., Turnpike System Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	1,215	1,374
		3,374
Oregon 1.33%

Dept. of Administrative Services, Lottery Rev. Ref. Bonds, Series 2012-B, 5.00% 2018	1,300	1,517
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2013	3,345	3,386
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2014	1,000	1,060
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2015	1,000	1,081
Port of Portland, Portland International Airport Rev. Ref. Bonds, Subseries 21-B, AMT, 5.00% 2015	2,000	2,163
Tri-County Metropolitan Transportation Dist., Payroll Tax and Grant Receipt Rev. Bonds,
Series 2013, 3.00% 2016	1,000	1,038
		10,245
Pennsylvania 2.15%

Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-A, 5.00% 2019	1,500	1,776
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,572
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2015	750	813
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2013	1,500	1,500
School Dist. of Philadelphia, G.O. Bonds, Series 2010-A, 5.00% 2015	2,000	2,154
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2017	2,500	2,794
Turnpike Commission, Turnpike Rev. Bonds, Series 2009-A, Assured Guaranty insured, 5.00% 2015	1,340	1,448
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 0.74% 2018[1]	1,500	1,477
		16,534
Puerto Rico 0.09%

Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2016	620	663
South Carolina 0.40%

Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2012-C, 5.00% 2013	3,000	3,048
South Dakota 0.39%

Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	1,000	1,032
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-A, AMT, 4.50% 2031	1,805	1,935
		2,967
Tennessee 2.02%

Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County,
Rev. Ref. Bonds (Vanderbilt University), Series 2012-B, 0.66% 2038 (put 2017)[1]	1,000	1,000
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	1,410	1,551
Bonds, notes & other debt instruments
	Principal amount	Value
Tennessee (continued)	(000)	(000)

Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	$ 980	$ 1,058
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	2,725	2,922
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	1,175	1,238
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	2,000	2,074
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds,
Series 2008-A, AMT, Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,090
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2016	3,220	3,536
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds
(Baptist Memorial Health Care), Series 2004-A, 5.00% 2014	1,000	1,048
		15,517
Texas 5.75%

Grand Parkway Transportation Corp., System Toll Rev. Bonds, Series 2013-C, 2.00% 2017 (put 2014)	5,000	5,040
Harris County, Toll Road Rev. Ref. Bonds, Series 2012-B, 0.65% 2021 (put 2015)[1]	1,000	1,000
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Ref. Bonds (Rice University Project),
Series 2013-B, 0.59% 2048 (put 2017)[1]	2,000	2,001
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2015	1,000	1,078
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2018	1,000	1,133
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 0.81% 2034 (put 2017)[1]	2,450	2,436
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-C, 0.66% 2034 (put 2016)[1]	1,000	1,000
City of Houston, Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2011-A, 5.00% 2014	1,000	1,050
City of Houston, Public Improvement Ref. Bonds, Series 2011-A, 5.00% 2016	2,000	2,226
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds,
Series 2013-B, 1.00% 2035 (put 2014)	6,000	6,027
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds,
Series 2013-B, 2.00% 2037 (put 2016)	3,400	3,489
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds,
Series 2010, 4.00% 2014	425	434
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds
(Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2018	1,000	1,146
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	2,000	1,969
Northside Independent School Dist., Unlimited Tax Ref. Bonds, Series 2011-A, 1.35% 2039 (put 2014)	1,930	1,943
Public Fin. Auth., G.O. Ref. Bonds, Series 2010-A, 5.00% 2013	1,500	1,512
Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds,
Series 2010-A, 5.00% 2014	2,000	2,088
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2017	1,050	1,181
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds,
Series 2012, AMT, 5.00% 2018	1,515	1,703
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2016)	1,160	1,195
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2013	1,095	1,112
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-D, 5.00% 2014	1,000	1,038
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2014	1,260	1,297
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006-A, 4.50% 2015	1,000	1,069
		44,167
Utah 0.30%

Intermountain Power Agcy., Subordinated Power Supply Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	2,000	2,331
Vermont 0.53%

Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.773% 2022[1]	4,054	4,066
Bonds, notes & other debt instruments
	Principal amount	Value
Virginia 0.43%	(000)	(000)

Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2005, 5.50% 2026 (preref. 2014)	$ 3,080	$ 3,285
Washington 2.65%

Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.50% 2015	1,625	1,772
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2015	1,250	1,358
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	2,000	2,299
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2018	2,000	2,332
Various Purpose G.O. Ref. Bonds, Series R-2012-A, 5.00% 2017	1,250	1,437
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds, Series 2011-I, 5.00% 2017	3,750	4,227
Public Utility Dist. No. 2 of Grant County, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project),
Series 2010-B, AMT, 5.00% 2016	1,250	1,373
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-A, 5.00% 2018	500	576
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	665	709
Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	900	938
Port of Seattle, Rev. Ref. Bonds, Series 2011-B, AMT, 5.00% 2015	1,000	1,088
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2010-A, 5.00% 2015	2,000	2,210
		20,319
Wisconsin 1.30%

Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group),
Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,087
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 4.00% 2015	600	636
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2017	2,000	2,238
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2013	570	579
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2015	1,315	1,438
Petroleum Inspection Fee Rev. Ref. Bonds, Series 2009-1, 5.00% 2014	1,000	1,044
Transportation Rev. Ref. Bonds, Series 2012-2, 4.00% 2018	2,000	2,236
University of Wisconsin Hospitals and Clinics Auth., Rev. Bonds, Series 2013-A, 4.00% 2016	680	731
		9,989
Total bonds, notes & other debt instruments (cost: $614,838,000)		622,213
Short-term securities 19.86%

State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project),
Series 2001, 0.05% 2029[1]	2,000	2,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project),
Series 1993-C, 0.05% 2033[1]	3,500	3,500
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds
(ExxonMobil Project), Series 2001-B, AMT, 0.05% 2029[1]	16,200	16,200
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1987-B, AMT, 0.04% 2017[1]	5,900	5,900
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1987-C, AMT, 0.04% 2017[1]	6,000	6,000
Maricopa County, Arizona Pollution Control Corp., Pollution Control Rev. Ref. Bonds
(Arizona Public Service Co. Palo Verde Project), Series 2009-B, JPMorgan Chase LOC, 0.05% 2029[1]	5,000	5,000
State of California, Antelope Valley-East Kern Water Agcy.,
Series 2008-A2, Wells Fargo & Co. LOC, 0.04% 2037[1]	1,000	1,000
California Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Buck Institute for Age Research),
Series 2001, U.S. Bank LOC, 0.04% 2037[1]	12,000	12,000
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 2000 Authorization,
Series B-3, 0.03% 2035[1]	1,200	1,200
California Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2011-B, 0.05% 2041[1]	1,000	1,000
California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-C, JPMorgan Chase LOC, 0.06% 2026[1]	4,100	4,100
	Principal amount	Value
Short-term securities	(000)	(000)

Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds
(National Jewish Federation Bond Program), Series D-5, JPMorgan Chase LOC, 0.06% 2038[1]	$ 300	$ 300
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue),
Series 2001-V-1, 0.03% 2036[1]	550	550
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue),
Series Y-3, 0.03% 2035[1]	4,600	4,600
City of Chicago, Illinois, Chicago Midway Airport, Rev. Ref. Bonds,
Series 2004-C-2, AMT, Wells Fargo & Co. LOC, 0.08% 2035[1]	2,400	2,400
Iowa Fin. Auth., Demand Health Facs. Rev. Ref. Bonds (Iowa Health System),
Series 2009-B, JPMorgan Chase LOC, 0.05% 2035[1]	775	775
County of Breckinridge, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2002-A, U.S. Bank LOC, 0.05% 2032[1]	910	910
County of Christian, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2007-B, US Bank LOC, 0.05% 2037[1]	1,000	1,000
Montgomery County, Maryland, Consolidated Public Improvement Bond Anticipation Notes,
Series 2006-A, 0.05% 2026[1]	1,800	1,800
Massachusetts Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue),
Series 2005-G, 0.03% 2026[1]	1,510	1,510
Jackson County, Mississippi, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project),
Series 1993, 0.04% 2023[1]	2,700	2,700
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), 0.05% 2030[1]	1,200	1,200
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2007-A, 0.05% 2030[1]	7,400	7,400
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2007-E, 0.05% 2030[1]	3,700	3,700
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2009-C, 0.04% 2030[1]	5,250	5,250
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2010-B, 0.04% 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2011-A, 0.04% 2035[1]	7,095	7,095
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 2004-B, 0.05% 2034[1]	1,000	1,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-A, 0.05% 2030[1]	2,800	2,800
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-D, 0.04% 2030[1]	2,300	2,300
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds
(Saint Louis University), Series 2008-A-2, 0.04% 2035[1]	8,050	8,050
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-A, 0.05% 2031[1]	9,500	9,500
New Jersey Health Care Facs. Fin. Auth., Rev. Bonds (Virtua Health Issue),
Series 2009-B, JPMorgan Chase LOC, 0.06% 2043[1]	2,600	2,600
New Jersey, Health Care Facs. Fncg. Auth., Rev. Ref. Bonds,
Series 2006-A, Wells Fargo & Co. LOC, 0.04% 2036[1]	2,700	2,700
Trust for Cultural Resources of the City of New York, New York, Rev. Ref. Bonds
(Lincoln Center for the Performing Arts, Inc.), Series 2008-A-1, JPMorgan Chase LOC, 0.06% 2035[1]	900	900
City of New York, New York, G.O. Bonds, Fiscal 1993 Series A-7, JPMorgan Chase LOC, 0.05% 2020[1]	6,300	6,300
City of New York, New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.04% 2038[1]	800	800
City of New York, New York, G.O. Bonds, Fiscal 2012 Series G, Subseries G-5, 0.03% 2042[1]	5,100	5,100
Charlotte-Mecklenburg Hospital Auth., North Carolina, Carolinas HealthCare System,
Health Care Rev. Ref. Bonds, Series 2007-B, Wells Fargo Bank LOC, 0.04% 2045[1]	9,575	9,575
State of Wisconsin, Health and Educational Facs. Auth., Rev. Bonds,
(Froedtert & Community Health, Inc., Obligated Group), Series 2009, US Bank LOC, 0.06% 2035[1]	790	790
Total short-term securities (cost: $152,505,000)		152,505
		Value
		(000)

Total investment securities (cost: $767,343,000)		$774,718
Other assets less liabilities		(6,709)
Net assets		$768,009
[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-039-0913O-S37646

Limited Term Tax-Exempt

Bond Fund of America®

Investment portfolio

July 31, 2013

unaudited

Bonds, notes & other debt instruments 90.49%
	Principal amount	Value
Alabama 1.20%	(000)	(000)

21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	$2,500	$ 2,826
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 5.00% 2013	1,000	1,010
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2018	1,000	1,155
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2020	5,000	5,812
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2022	8,385	9,583
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023	2,500	2,837
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	7,000	7,463
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.),
Series 2012-A, 5.00% 2020	1,140	1,289
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2006-A, 5.00% 2015	500	544
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2008-A, 5.25% 2017	1,160	1,334
Board of Trustees of the University of Alabama, General Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	2,500	2,960
		36,813
Alaska 0.04%

Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2016	1,000	1,099

Arizona 2.32%

Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 1.91% 2048 (put 2020)[1]	4,000	4,089
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2020	1,550	1,810
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2021	1,000	1,160
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2018	1,135	1,272
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2017	3,000	3,359
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.00% 2016	1,900	2,076
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.00% 2018	500	568
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2007-A, 4.125% 2015	1,000	1,063
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2007-A, 5.00% 2016	2,000	2,224
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2009-A, 5.00% 2016	2,400	2,668
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2009-C, 5.00% 2038 (put 2014)	8,500	8,803
Maricopa County Community College Dist., G.O. Bonds (Project of 2004), Series 2009-C, 5.00% 2018	3,500	4,095
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2019	1,000	1,171
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.25% 2017	2,000	2,280
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.25% 2018	1,000	1,155
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2018	1,000	1,189
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2018	2,300	2,694
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	97	100
Bonds, notes & other debt instruments
	Principal amount	Value
Arizona (continued)	(000)	(000)

Industrial Dev. Authorities of the City of Phoenix and the County of Maricopa, Single-family Mortgage Rev. Bonds,
Series 2007-A-2, AMT, 5.80% 2040	$ 170	$ 174
Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2021	400	461
Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2022	800	921
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2015	1,250	1,274
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2016	1,500	1,707
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2017	3,000	3,492
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2015	5,000	5,449
School Facs. Board, State School Improvement Rev. Ref. Bonds, Series 2005, 5.00% 2015	2,000	2,132
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	2,000	2,218
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2019	3,770	4,388
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,270	3,865
Board of Regents, Ref. Certs. of Part. (University of Arizona Projects), Series 2012-C, 5.00% 2020	3,180	3,671
		71,528
California 11.80%

Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	1,750	2,021
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 4.00% 2016	1,500	1,503
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2012-A, 4.00% 2021	935	1,005
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2012-A, 5.00% 2019	980	1,134
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.96% 2045 (put 2023)[1]	10,000	9,917
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-C-1, 0.96% 2047 (put 2023)[1]	3,500	3,471
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 0.76% 2047 (put 2019)[1]	1,000	1,006
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2023	3,550	4,112
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.40% 2014	695	710
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project),
Series 2009, 5.00% 2016	800	891
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project),
Series 2009, 5.00% 2017	1,130	1,287
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.00% 2016	1,000	1,114
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.00% 2017	1,000	1,139
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.75% 2018	5,170	6,179
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,642
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A,
AMBAC insured, 5.00% 2021	1,000	1,046
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2019	1,570	1,687
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2019	3,000	3,553
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020	9,000	10,557
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	11,250	11,742
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2020	1,640	1,894
Various Purpose G.O. Ref. Bonds, 5.00% 2020	5,000	5,868
Various Purpose G.O. Ref. Bonds, 5.00% 2021	5,000	5,850
Various Purpose G.O. Ref. Bonds, 5.00% 2023	6,500	7,407
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2013-A, 5.00% 2020	6,000	6,822
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC – Paradise Valley Estates Project),
Series 2013, 5.00% 2023	550	610
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	705	757
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	$ 665	$ 714
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,041
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.00% 2019	750	877
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.00% 2019	1,100	1,287
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 5.25% 2016	500	562
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 5.50% 2017	500	581
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.00% 2018	600	723
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	4,260	4,590
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	8,312
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,200	1,364
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2016	1,255	1,335
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-1, 0.56% 2038 (put 2014)[1]	5,000	5,012
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-1, 0.34% 2047 (put 2016)[1]	3,500	3,489
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, 0.34% 2047 (put 2016)[1]	3,500	3,489
Irvine Public Facs. and Infrastructure Auth., Assessment Rev. Bonds, Series 2012-A, 4.00% 2020	2,350	2,403
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2021	750	815
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2022	1,000	1,077
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2019	1,805	1,977
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	890	971
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,090	1,165
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2016	8,430	9,570
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,199
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2022	1,300	1,388
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-D, AMT, National insured, 5.00% 2020	3,100	3,271
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	1,500	1,722
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2011-A, 5.00% 2018	770	907
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2011-A, 5.00% 2019	2,000	2,382
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2021	3,000	3,762
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	2,500	2,932
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2016	1,570	1,721
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-B, 5.00% 2017	2,500	2,882
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2012-B, 5.00% 2020	3,140	3,729
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2012-B, 5.00% 2021	6,230	7,369
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2020	3,500	4,126
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2011-A-1, 5.00% 2018	7,010	8,220
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds, Series 2012-C, 5.00% 2020	2,000	2,283
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds, Series 2012-C, 5.00% 2022	3,250	3,671
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	1,220	1,290
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,000	1,104
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	1,000	1,168
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2020	2,000	2,283
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,121
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2015	2,220	2,416
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2016	1,000	1,133
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2017	1,000	1,153
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2020	2,020	2,278
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2021	7,750	8,680
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2022	4,000	4,438
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2023	2,750	3,001
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements),
Series 2013, 4.00% 2022	$1,000	$1,034
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements),
Series 2013, 5.00% 2023	750	824
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project),
Series 2002-C, AMT, 5.25% 2023 (put 2017)[2]	8,250	8,918
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects),
Series 2011-D, 5.00% 2019	2,000	2,332
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2011-A, 5.00% 2019	2,000	2,328
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles
International Airport), Issue of 2005, AMT, Assured Guaranty Municipal insured, 5.00% 2014	1,020	1,038
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles
International Airport), Issue of 2012, AMT, 5.00% 2020	545	608
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles
International Airport), Issue of 2012, AMT, 5.00% 2021	1,700	1,882
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2017	400	453
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty
Municipal insured, 5.00% 2023	1,100	1,233
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	6,000	6,700
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	9,729
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	2,500	2,861
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2022	1,000	1,060
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2016	2,500	2,722
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2020	7,820	8,646
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2022	2,500	2,748
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2018	3,750	4,249
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2019	3,000	3,408
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.25% 2020	3,070	3,513
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.25% 2022	3,650	4,055
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2022	2,795	3,254
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2016	2,420	2,568
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2016	1,000	1,083
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project),
Series 2009-A, 5.00% 2019	2,500	2,954
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2002-C, 5.00% 2029 (put 2017)	5,700	6,449
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,320
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2014	1,300	1,327
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 5.375% 2020	2,730	2,981
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus
Apartments, Phase II), Series 2004, 5.50% 2014	1,975	2,047
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus
Apartments, Phase II), Series 2008, 5.00% 2018	2,500	2,785
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus
Apartments, Phase I), Series 2011, 5.00% 2020	750	838
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 4.75% 2025	7,915	7,637
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2017	2,000	2,246
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2005-F-3, 5.00% 2021	1,500	1,717
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2017	2,250	2,577
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2018	$2,700	$ 3,157
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2019	5,000	5,919
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2019	2,500	2,960
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2020	2,500	2,966
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AM, 5.00% 2019	2,000	2,401
		363,434
Colorado 1.64%

Arapahoe County, Ref. Certs. of Part. (Sheriff/Coroner Building and Centrepoint Plaza),
Series 2006, AMBAC insured, 5.00% 2015	2,000	2,129
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2021	1,000	1,110
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	1,300	1,426
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2008-A1-4, AMT, 5.25% 2013	2,000	2,028
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2008-A1-4, AMT, 5.25% 2015	5,300	5,809
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	3,000	3,431
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2021	3,445	3,837
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.25% 2018	2,500	2,890
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.75% 2020	2,700	3,186
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2022	4,000	4,526
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.00% 2015	1,420	1,520
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-B, 5.00% 2039 (put 2014)	3,200	3,384
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015	440	481
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015 (escrowed to maturity)	980	1,079
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.25% 2014	1,810	1,882
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series D-3, 5.50% 2038 (put 2015)	3,500	3,882
Health Facs. Auth., Rev. Ref. Bonds (Catholic Health Initiatives), Series 2008-C-2, 4.00% 2040 (put 2015)	1,000	1,075
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,383
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,145	1,224
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 5.75% 2018	395	442
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.00% 2018	1,640	1,873
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.00% 2018	1,750	2,037
		50,634
Connecticut 0.47%

Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Connecticut Family Education Loan Program),
Series 2005-A, AMT, National insured, 4.20% 2014	625	646
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	960	971
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2018	2,500	2,905
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	10,066
		14,588
Delaware 0.07%

Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	800	867
Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	1,200	1,238
		2,105
District of Columbia 1.44%

Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.25% 2014	1,000	1,020
Convention Center Auth., Dedicated Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2016	2,500	2,773
Bonds, notes & other debt instruments
	Principal amount	Value
District of Columbia (continued)	(000)	(000)

Convention Center Auth., Dedicated Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2018	$ 5,000	$ 5,524
G.O. Ref. Bonds, Series 2007-B, AMBAC insured, 5.00% 2017	3,000	3,413
G.O. Ref. Bonds, Series B, XLCA-Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,358
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,468
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, Assured Guaranty Municipal insured, 5.00% 2014	1,785	1,854
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	4,000	4,643
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	3,000	3,527
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2011-E, 0.66% 2015[1]	5,000	5,036
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.50% 2017	1,000	1,155
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	3,000	3,419
		44,190
Florida 9.77%

Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,000	1,092
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2016	1,000	1,121
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2016	1,000	1,120
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,271
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	5,000	5,678
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	11,426
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	8,000	8,591
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	8,350	9,430
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2020	4,500	5,080
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2021	1,000	1,114
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2022	5,200	5,737
City of Coral Gables, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2004, Assured Guaranty Municipal insured, 5.00% 2034 (preref. 2014)	1,000	1,050
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,000	3,412
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.00% 2017	2,510	2,755
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.125% 2020	1,270	1,398
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	1,250	1,258
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2007-A, AMT, Assured Guaranty
Municipal insured, 5.00% 2016	2,000	2,230
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2008-A, AMT, Assured Guaranty
Municipal insured, 5.25% 2018	1,200	1,385
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 6.00% 2016	2,500	2,864
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	5,915	6,681
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013	1,095	1,110
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	1,025	1,084
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2015	1,610	1,759
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013 (escrowed to maturity)	155	157
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014 (escrowed to maturity)	145	154
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt
Obligated Group), Series 2006-G, 5.00% 2015 (escrowed to maturity)	$ 30	$ 33
Hillsborough County Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2003-D, AMT,
National insured, 5.25% 2018	2,000	2,016
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	4,000	4,635
School Board of Hillsborough County, Master Lease Program, Series 2006-B, National insured, 5.00% 2015	2,000	2,167
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	845	912
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.35% 2016	420	421
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.45% 2017	395	396
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 5.75% 2037	760	800
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	620	664
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	13,500	14,077
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	1,900	2,052
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	4,000	4,440
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2017	4,000	4,583
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2019	5,000	5,837
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2018	7,585	8,408
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2021	1,830	1,993
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2023	1,935	2,083
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds (Carpenter’s Home Estates, Inc. Project),
Series 2008, 5.875% 2019	955	1,009
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2016	2,535	2,803
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2015	2,260	2,416
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2017	4,990	5,702
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2019	2,500	2,884
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2019	1,650	1,850
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2021	1,000	1,079
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.25% 2020	2,270	2,467
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2018	3,760	4,207
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,225	1,416
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	1,500	1,712
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,558
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	5,750	6,481
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	12,874
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.375% 2017	2,000	2,290
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	1,000	1,082
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.75% 2022	1,500	1,695
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-B, 5.50% 2018	3,580	4,198
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-B, 5.75% 2021	2,000	2,290
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B, 5.00% 2017	2,500	2,853
Miami-Dade County, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2019	1,250	1,453
Miami-Dade County, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2020	550	636
Miami-Dade County, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2021	1,500	1,724
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.25% 2017	3,000	3,462
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2017	1,140	1,286
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

School Board of Miami-Dade County, Certs. of Part., Series 2008-A, AMBAC insured, 5.00% 2017	$ 5,000	$ 5,625
School Board of Miami-Dade County, Certs. of Part., Series 2011-B, 5.00% 2032 (put 2016)	3,000	3,316
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2017	2,500	2,861
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2018	4,650	5,404
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009, 5.25% 2020	2,430	2,802
Municipal Power Agcy., Stanton Project Rev. Ref. Bonds, Series 2008, 5.125% 2017	5,000	5,731
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2009-A, 5.00% 2017	3,455	3,954
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2011-B, 5.00% 2022	2,000	2,260
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	1,000	1,126
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,250	1,451
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,500	1,730
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2020	1,000	1,153
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2022	1,250	1,411
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,500	1,682
Palm Beach County Health Facs. Auth., Hospital Rev. Bonds (Jupiter Medical Center, Inc. Project),
Series 2013-A, 4.00% 2014	600	623
Solid Waste Auth. of Palm Beach County, Improvement Rev. Ref. Bonds, Series 2011, 5.00% 2019	5,000	5,872
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2017	1,500	1,693
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2021	2,500	2,825
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project),
Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	5,370	6,187
State Board of Education, Public Education Capital Outlay Bonds, Series 2007-D, 5.00% 2020	3,500	4,044
State Board of Education, Public Education Capital Outlay Bonds, Series 2008-A, 5.00% 2014	1,000	1,040
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2016	1,410	1,579
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2017	1,500	1,709
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2018	5,000	5,747
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer
Center Project), Series 2012-A, 5.00% 2018	885	1,016
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	2,250	2,594
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2008-A, 5.00% 2017	3,435	3,948
Dept. of Transportation, Turnpike Rev. Bonds, Series 2007-A, National insured, 5.00% 2016	5,000	5,609
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	3,000	3,544
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	2,000	2,206
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	2,000	2,307
		300,950
Georgia 2.49%

Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2022	1,210	1,384
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2023	1,825	2,072
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 5.25% 2020	8,750	9,667
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.00% 2022	1,000	1,128
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2015	1,525	1,609
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2016	4,470	4,832
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	1,500	1,643
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	5,465
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.125% 2015	190	204
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series),
Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	4,672
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	1,650	1,905
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	16,000	18,870
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2017	5,000	5,628
Bonds, notes & other debt instruments
	Principal amount	Value
Georgia (continued)	(000)	(000)

Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	$10,930	$12,468
Savannah Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 5.10% 2014	1,000	1,039
State Road & Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	3,500	4,091
		76,677
Guam 0.08%

Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2014	1,000	1,020
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2016	1,000	1,033
Power Auth., Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2021	500	561
		2,614
Hawaii 0.78%

Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	11,178
G.O. Bonds of 2011, Series DZ, 5.00% 2020	1,885	2,243
G.O. Bonds, Series CM, FGIC-Assured Guaranty Municipal insured, 6.50% 2016	3,000	3,552
G.O. Ref. Bonds of 2011, Series EA, 5.00% 2019	1,000	1,189
G.O. Bonds, Series DQ, 5.00% 2016 (escrowed to maturity)	455	510
Harbor System Rev. Ref. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.25% 2016	1,000	1,111
City and County of Honolulu, G.O. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2019	1,000	1,132
City and County of Honolulu, G.O. Bonds, Series 2012-B, 5.00% 2021	1,250	1,484
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.),
Series 2010-B, 5.00% 2016	450	491
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.),
Series 2010-B, 5.00% 2017	450	495
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.),
Series 2010-B, 5.00% 2018	500	556
		23,941
Idaho 0.39%

Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund),
Series 2009-A, 5.00% 2017	4,500	5,127
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund),
Series 2009-A, 5.00% 2020	3,000	3,431
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-F, Class III, AMT, 4.875% 2023	470	478
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	355	355
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	420	420
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-G, Class III, AMT, 4.60% 2028	825	845
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-B, Class III, AMT, 4.60% 2028	480	482
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	715	720
		11,858
Illinois 6.95%

Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2015	2,500	2,710
Build Bonds (Sales Tax Rev. Ref. Bonds), Second Series May 2002, FGIC-National insured, 5.75% 2019	2,390	2,873
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2016	1,000	1,116
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2020	1,000	1,163
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	279	280
Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	374	373
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal
insured, 5.00% 2014	4,500	4,680
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois (continued)	(000)	(000)

Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal
insured, 5.00% 2016 (escrowed to maturity)	$5,000	$5,602
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds, Assured Guaranty insured, 5.00% 2019	4,595	5,023
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2021	2,000	2,264
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds, Assured Guaranty insured, 5.00% 2019 (preref. 2016)	905	1,031
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2010-B, 5.00% 2034 (put 2015)	1,000	1,056
City of Chicago, G.O. Bonds, Ref. Series 2012-C, 5.00% 2021	3,000	3,314
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2017	1,500	1,666
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	3,142
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B,
FGIC-National insured, 5.25% 2015	1,500	1,602
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B,
National insured, 5.25% 2016	3,000	3,313
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A,
Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,227
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2016	1,250	1,370
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2019	1,000	1,141
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, AMT, 5.00% 2018	2,000	2,243
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, AMT, 5.00% 2019	2,000	2,256
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2022	3,000	3,348
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, 5.00% 2021	850	981
County of Cook, G.O. Ref. Bonds, Series 2009-A, 5.00% 2016	2,500	2,804
County of Cook, G.O. Ref. Bonds, Series 2011-A, 5.00% 2019	2,500	2,874
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2001-A, FGIC-National insured, 5.50% 2020	2,000	2,359
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 1997, FGIC-National insured, 6.00% 2020	4,000	4,801
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 1999, Assured Guaranty Municipal insured, 5.75% 2017	5,000	5,806
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	1,000	1,190
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,072
Dev. Fin. Auth., Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2003-E, AMT, AMBAC insured, 4.875% 2038 (put 2018)	5,000	5,101
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,216
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.00% 2017	2,500	2,863
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2019	2,500	2,928
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2014	725	753
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.25% 2016	1,000	1,126
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.50% 2018	1,000	1,181
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-D, 5.00% 2019	1,000	1,144
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	6,000	6,764
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2003-A, 4.375% 2022 (put 2014)	745	769
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2009-A, 5.25% 2019	1,400	1,631
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	1,400	1,496
Fin. Auth., Rev. Bonds (Ascension Health Alliance Credit Group), Series 2012-E, 5.00% 2042 (put 2017)	1,000	1,117
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2017	2,180	2,467
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2018	2,230	2,547
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2019	2,185	2,496
Fin. Auth., Rev. Bonds (Memorial Health System), Series 2009-A, 5.00% 2019	1,600	1,809
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois (continued)	(000)	(000)

Fin. Auth., Rev. Bonds (Memorial Health System), Series 2009-A, 5.25% 2020	$1,645	$ 1,847
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 5.00% 2022	1,665	1,724
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2022	1,000	1,131
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2023	1,970	2,196
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2016	2,665	2,839
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 5.00% 2018	3,000	3,446
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 5.50% 2017	2,500	2,779
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2017	2,500	2,827
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2018	7,500	8,575
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2015	2,000	2,089
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2016	4,295	4,556
G.O. Bonds, Illinois FIRST, Series of August 2001, National insured, 5.50% 2017	1,575	1,778
G.O. Bonds, Series of March 2013, 5.00% 2022	1,250	1,344
G.O. Ref. Bonds, Series of February 2010, 5.00% 2019	3,000	3,344
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2014	2,150	2,180
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.15% 2014	495	500
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.15% 2014	450	459
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series K, 4.20% 2014	135	138
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series K, 4.25% 2015	140	145
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds,
Series 2012-B, 5.00% 2020	1,000	1,153
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	1,165	1,257
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	6,500	7,394
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	6,500	7,405
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.375% 2021	1,000	1,142
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2017	3,000	3,292
State Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2005-A, Assured Guaranty Municipal
insured, 5.00% 2014	2,000	2,039
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal
insured, 5.50% 2015	9,825	10,536
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2005-A, Assured Guaranty Municipal
insured, 5.00% 2019 (preref. 2015)	3,000	3,261
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2006-A-1, Assured Guaranty Municipal
insured, 5.00% 2018	2,000	2,227
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security),
Series 2012-B, 5.00% 2017	2,000	2,258
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2014	2,000	2,046
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2015	2,315	2,437
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2014	1,630	1,715
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 5.00% 2019	770	896
		214,043
Indiana 3.47%

Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2001, AMT, 4.70% 2031 (put 2015)	1,280	1,350
Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 5.00% 2021	1,000	1,135
Fin. Auth., Hospital Rev. Ref. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2020	1,460	1,639
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2020	5,000	5,718
Bonds, notes & other debt instruments
	Principal amount	Value
Indiana (continued)	(000)	(000)

Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2014	$ 1,060	$ 1,087
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2015	1,785	1,904
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2016	1,090	1,196
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2017	1,640	1,838
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2021	2,000	2,264
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2022	2,000	2,241
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-B, AMT, 5.00% 2019	10,440	11,295
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2018	3,545	4,112
Fin. Auth., State Revolving Fund Program Rev. Ref. Bonds, Series 2005-A, 5.25% 2018	3,000	3,510
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-B, 5.00% 2019	1,000	1,152
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2006-B-7, 4.10% 2046 (put 2016)	2,000	2,185
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 5.00% 2027 (put 2013)	3,000	3,000
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2005-A-1, 2.80% 2027 (put 2019)	2,000	2,001
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2005-A-5, 2.00% 2027 (put 2017)	1,000	1,001
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2017	1,000	1,147
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2018	1,000	1,169
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2019	1,000	1,182
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	4,485	5,213
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project),
Series 2004, AMT, 5.10% 2017	20,545	22,836
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2016	2,000	2,183
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2022	7,500	8,077
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2023	2,500	2,638
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	3,000	3,394
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, National insured, 5.60% 2016	4,000	4,431
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	2,000	2,286
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	2,000	2,233
Trustees of Purdue University, Purdue University Student Facs. System, Rev. Ref. Bonds.,
Series 2011-A, 5.00% 2022	1,200	1,391
		106,808
Iowa 0.09%

City of Altoona, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2008, 5.00% 2015	1,000	1,061
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2015	1,195	1,183
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2009-A, 5.00% 2038	495	513
		2,757
Kansas 0.10%

Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2009-D, 5.00% 2020	1,150	1,301

Bonds, notes & other debt instruments
	Principal amount	Value
Kansas (continued)	(000)	(000)

Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2009-D, 5.00% 2022	$1,750	$ 1,909
		3,210
Kentucky 0.90%

Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2007-1,
National insured, 5.00% 2015	2,500	2,728
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bond (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.00% 2015	2,000	2,164
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bond (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.00% 2017	2,000	2,252
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bond (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.00% 2018	2,250	2,567
State Property and Buildings Commission, Rev. Bonds (Project No. 89), Assured Guaranty Municipal
insured, 5.00% 2018	2,500	2,910
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 87), FGIC-National insured, 5.00% 2018	3,000	3,370
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 90), 5.00% 2018	2,500	2,918
State Property and Buildings Commission, Road Fund Rev. Bonds (Project No. 94), 5.00% 2018	3,630	4,185
Turnpike Auth., Econ. Dev. Road Rev. Bonds (Revitalization Projects), Series 2012-A, 5.00% 2019 §	4,000	4,723
		27,817
Louisiana 1.65%

Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	2,500	2,742
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2018	5,000	5,432
G.O. Bonds, Series 2011-A, 5.00% 2020	6,000	7,123
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2012-A-1, 5.00% 2020	2,000	2,356
Military Dept., Custodial Receipts, 5.00% 2014	870	905
Military Dept., Custodial Receipts, 5.00% 2015	1,725	1,851
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project),
Series 2001-A, 5.25% 2013	2,000	2,024
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2015	2,005	2,141
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2016	1,000	1,101
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2017	1,125	1,266
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 5.00% 2015	3,000	3,219
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 5.00% 2016	2,000	2,201
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds, Series 2010, Assured Guaranty Municipal
insured, 5.00% 2020	1,250	1,450
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2020	5,000	5,732
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2022	7,235	8,149
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2024	3,000	3,135
		50,827
Maine 0.09%

Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	1,200	1,286
Municipal Bond Bank, Transportation Infrastructure Rev. Bonds (TransCap Program), Series 2009-A, 5.00% 2015	1,435	1,567
		2,853
Maryland 0.80%

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	730	766
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,000	1,017
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2010, 5.00% 2020	1,000	1,125
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,530	1,533
Bonds, notes & other debt instruments
	Principal amount	Value
Maryland (continued)	(000)	(000)

Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.40% 2015	$ 665	$ 704
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall
Airport Projects), Series 2012-B, AMT, 5.00% 2020	8,150	9,309
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall
Airport Projects), Series 2012-B, AMT, 5.00% 2021	6,565	7,458
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.00% 2014	2,750	2,827
		24,739
Massachusetts 1.43%

Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2015	1,000	1,049
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2015	1,915	2,009
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2020	1,205	1,354
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2021	1,500	1,671
Dev. Fin. Agcy., Rev. Ref. Bonds, UMass Memorial Issue, Series 2011-H, 5.00% 2020	1,000	1,118
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue I, Series 2009, 5.25% 2016	2,000	2,169
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue J, Series 2012, AMT, 5.00% 2020	3,635	3,952
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013 (escrowed to maturity)	1,000	1,020
G.O. Ref. Bonds, Series 2008-A, 5.00% 2014	3,000	3,154
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue),
Series 2009-K-2, 5.00% 2039 (put 2015)	2,300	2,433
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-2, 5.00% 2017	5,000	5,674
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-B, 5.25% 2015	2,500	2,731
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.25% 2014	3,000	3,140
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2018	3,000	3,590
Port Auth., Rev. Bonds, Series 2012-A, AMT, 4.00% 2020	525	554
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2019	465	530
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2021	305	343
Port Auth., Special Facs. Rev. Ref. Bonds (BOSFUEL Project), Series 2007, AMT, FGIC-National insured, 5.00% 2015	1,000	1,063
School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2012-B, 5.00% 2019	3,000	3,554
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	2,580	2,941
		44,049
Michigan 4.06%

City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2012-A,
Assured Guaranty Municipal insured, 5.00% 2018	1,500	1,503
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2019	1,200	1,337
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	3,500	3,883
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2022	5,000	5,516
Fin. Auth., Unemployment Obligation Assessment Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	5,000	5,847
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,795
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	2,000	2,293
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2015	2,000	2,145
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.50% 2017	1,000	1,133
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2021	2,000	2,276
Hospital Fin. Auth., Rev. Ref. Bonds (McLaren Health Care), Series 2008-A, 5.25% 2016	3,000	3,327
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	4,000	4,724
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	2,000	2,145
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2017	1,500	1,701
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Ref. Bonds,
Series 2002, 5.50% 2015	3,315	3,669
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	6,000	6,881
Bonds, notes & other debt instruments
	Principal amount	Value
Michigan (continued)	(000)	(000)

City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 6.25% 2014	$ 5,200	$ 5,495
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2004-G, 5.00% 2017	1,000	1,033
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2010-H, 5.00% 2020	2,400	2,673
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	6,500	7,470
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-B, 5.00% 2019	2,000	2,322
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001,
AMT, 3.20% 2027 (put 2013)	2,500	2,501
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-2, 5.50% 2029 (put 2016)	7,000	7,768
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2005, AMT, National insured, 5.25% 2016	3,000	3,249
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,100
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	1,745	1,909
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-A, AMT, 5.00% 2017	4,365	4,881
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-A, AMT, 5.00% 2018	1,990	2,232
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2019	1,000	1,123
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2020	10,000	11,142
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-B, 5.00% 2019	1,000	1,143
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-D, AMT, 5.00% 2018	5,490	6,158
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-D, AMT, 5.00% 2019	3,560	3,999
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	1,050	1,112
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	3,235	3,641
		125,126
Minnesota 0.52%

G.O. State Ref. Bonds, Series 2007, 5.00% 2013	7,000	7,000
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	750	757
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2007-L, AMT, 5.50% 2048	930	974
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	900	972
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds,
Series 2010-D, AMT, 5.00% 2018	4,460	5,007
Regents of the University of Minnesota, G.O. Bonds, Series 2009-C, 5.00% 2018	1,000	1,189
		15,899
Mississippi 0.30%

Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County, Mississippi Highway Ref. Project),
Series 2013-C, 5.00% 2020	1,750	2,035
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project), Series 2007,
Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	6,850	7,287
		9,322
Bonds, notes & other debt instruments
	Principal amount	Value
Missouri 0.83%	(000)	(000)

Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2016	$1,000	$ 1,070
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2014	1,300	1,324
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2015	1,365	1,432
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2016	1,440	1,543
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2017	1,510	1,644
Highways and Transportation Commission, Rev. Ref. State Road Bonds, Series 2006, 5.00% 2018	2,700	3,155
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village
Obligated Group), Series 2007-A, 5.00% 2015	2,240	2,345
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village
Obligated Group), Series 2007-A, 5.00% 2016	2,300	2,469
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village
Obligated Group), Series 2007-A, 5.00% 2017	2,420	2,617
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-A,
Assured Guaranty Municipal insured, 5.00% 2021	2,000	2,212
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT,
Assured Guaranty Municipal insured, 5.00% 2015	1,260	1,351
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2011-B, 5.00% 2015	1,500	1,615
Public Building Corp. of the City of Springfield, Leasehold Rev. Improvement Bonds (Springfield-Branson
National Airport Terminal Project), Series 2006-B, AMT, AMBAC insured, 5.00% 2015	2,480	2,670
		25,447
Montana 0.01%

Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	310	320
Nebraska 0.36%

Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System),
Series 2008, 5.50% 2018	4,665	4,996
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	105	106
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,600	1,670
Public Power Dist., General Rev. Ref. Bonds, Series 2005-B-1, FGIC-National insured, 5.00% 2015	2,875	3,063
Public Power Dist., General Rev. Ref. Bonds, Series 2012-A, 4.00% 2020	1,000	1,104
		10,939
Nevada 2.30%

Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C, Assured Guaranty
Municipal insured, 5.00% 2015	2,500	2,703
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C, Assured Guaranty
Municipal insured, 5.00% 2018	2,000	2,194
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2017	2,500	2,842
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	1,000	1,117
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2009-B, 5.00% 2016	2,660	2,971
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2017	1,000	1,042
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2016	1,500	1,649
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2021	1,500	1,684
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2022	2,000	2,167
Bonds, notes & other debt instruments
	Principal amount	Value
Nevada (continued)	(000)	(000)

Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2023	$ 1,000	$ 1,069
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2024	2,000	2,119
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Improvement and Ref. Bonds, Series 2007,
AMBAC insured, 5.00% 2020	4,500	5,058
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2020	12,320	14,342
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2022	2,810	3,088
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	1,000	1,083
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds,
Series 2010-B, 5.00% 2019	3,000	3,493
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2008-C, 5.00% 2018	3,320	3,867
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2016	1,800	1,921
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2017	4,000	4,628
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2019	7,760	9,056
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2018	1,000	1,159
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2020	1,080	1,258
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	415	425
		70,935
New Jersey 2.38%

Certs. of Part., Series 2004-A, 5.00% 2015	2,000	2,072
Certs. of Part., Series 2008-A, 5.00% 2015	1,500	1,618
Certs. of Part., Series 2008-A, 5.00% 2018	1,000	1,145
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2010-DD-1, 5.00% 2017	5,000	5,742
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2017	2,500	2,825
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2022	750	812
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2023	1,000	1,069
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	3,500	3,897
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	2,000	2,024
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2017	2,000	2,259
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.575% 2020[1]	550	546
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2021	4,000	4,327
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2019	2,000	2,224
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2022	1,000	1,071
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.25% 2019	1,000	1,149
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2017	2,500	2,783
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2019	2,500	2,780
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2009-F, 5.00% 2019	1,000	1,157
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,415
Transportation Trust Fund Auth., Transportation System Bonds, Series 1999-A, 5.75% 2017	5,000	5,831
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.50% 2021	4,070	4,821
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2003-B-2, 5.00% 2016	2,500	2,825
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2003-B-2, 5.00% 2017	2,500	2,879
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2004-B,
FGIC-National insured, 5.25% 2013	4,410	4,494
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.74% 2024 (put 2018)[1]	2,000	2,005
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 0.74% 2024 (put 2018)[1]	2,375	2,375
		73,145
Bonds, notes & other debt instruments
	Principal amount	Value
New Mexico 0.09%	(000)	(000)

Fin. Auth., State Transportation Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	$1,000	$1,192
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	710	746
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-B-2, Class I, 5.65% 2039	680	740
		2,678
New York 7.82%

City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.25% 2017	1,500	1,729
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.50% 2013	1,100	1,117
Dormitory Auth., City University System, Consolidated Fifth General Resolution Rev. Ref. Bonds,
Series 2008-B, 5.00% 2017	4,550	5,198
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2009-A-1, 5.50% 2018	2,500	2,941
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	2,995	3,516
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds,
Series 2010-A, 5.00% 2019 (escrowed to maturity)	5	6
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2018	2,000	2,302
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2020	2,000	2,311
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2017	2,500	2,861
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2019	5,000	5,869
Dormitory Auth., State Personal Income Tax Rev. Ref. Bonds (General Purpose), Series 2012-A, 5.00% 2022	2,000	2,347
Dormitory Auth., State University Educational Facs. Rev. Ref. Bonds. Series 2000-C, Assured Guaranty
Municipal insured, 5.75% 2017	1,475	1,720
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2012-A, 5.00% 2018	3,000	3,480
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2012-A, 5.00% 2020	1,000	1,171
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2009-A, 5.00% 2017	2,500	2,885
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-A, 5.00% 2020	4,780	5,593
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2012-A, 5.00% 2020	2,770	3,238
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2025	1,670	1,789
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2006-E, 5.00% 2017	2,500	2,771
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.25% 2020	4,005	4,568
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.25% 2021	2,000	2,285
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2018	500	583
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3A, 0.81% 2017[1]	4,000	4,026
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds, Series 2002-A, 5.50% 2017	5,000	5,816
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds, Series 2002-A,
National insured, 5.75% 2017	1,500	1,731
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	6,448
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	8,500	9,503
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,757
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2018	1,105	1,280
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	7,000	8,091
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2021	1,000	1,147
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	500	510
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.61% 2025[1]	6,325	6,408
City of New York, G.O. Bonds, Fiscal 2009 Series H-1, 5.00% 2016	2,000	2,210
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	3,500	3,815
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	5,000	5,725
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2020	5,000	5,866
Bonds, notes & other debt instruments
	Principal amount	Value
New York (continued)	(000)	(000)

New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.70% 2015	$ 615	$ 652
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.75% 2016	635	688
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2014	1,000	1,019
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2015	2,485	2,632
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2016	7,025	7,647
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2024	2,000	2,156
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds,
Fiscal 2009 Series EE, 5.00% 2018	2,500	2,920
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds,
Fiscal 2009 Series FF-1, 5.00% 2018	2,000	2,336
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-4, 5.00% 2018	2,545	2,923
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.00% 2017	2,500	2,822
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013 Series S-1, 5.00% 2019	1,000	1,170
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013 Series S-1, 5.00% 2021	650	759
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003 Series A-1, 5.00% 2022	1,305	1,515
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2012 Series A, 5.00% 2023	1,080	1,236
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2022	1,750	2,022
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.00% 2017	2,000	2,241
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.50% 2019	4,000	4,582
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	6,180	6,898
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,500	1,665
Port Auth., Consolidated Rev. Ref. Bonds, Series 136, AMT, National insured, 5.00% 2021	2,000	2,085
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2020	4,790	5,468
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2021	3,420	3,857
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2015	2,000	2,184
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2020	5,000	5,710
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2022	2,210	2,475
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated
Group Project), Series 2011, 5.00% 2019	3,000	3,436
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2020	2,000	2,322
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2021	4,000	4,644
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	11,411
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds,
Series 2005-B, AMBAC insured, 5.00% 2019	1,580	1,729
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2009-A-1, 5.00% 2018	4,000	4,644
Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2009-A, 5.00% 2016	1,250	1,394
Tobacco Settlement Fin. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2017	2,000	2,256
Tobacco Settlement Fin. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	2,500	2,863
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	3,000	3,040
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-B, 5.00% 2017	2,500	2,819
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2009-A-1, 5.00% 2017	1,000	1,167
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 5.00% 2017	2,500	2,822
		240,822
North Carolina 0.75%

Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2014	2,900	2,964
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2016	2,000	2,201
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	1,500	1,691
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2008-A, 5.25% 2017	3,000	3,398
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	2,500	2,851
Bonds, notes & other debt instruments
	Principal amount	Value
North Carolina (continued)	(000)	(000)

Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2015	$ 740	$ 797
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2015	2,835	3,033
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	1,590	1,838
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2011, 4.00% 2023 (put 2018)	4,000	4,351
		23,124
North Dakota 0.04%

Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,210	1,266
Ohio 3.36%

Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2014	7,500	7,633
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	4,875	5,491
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	2,500	2,685
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	2,000	2,033
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners),
Series 2012-A, 5.00% 2021	2,250	2,535
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners),
Series 2012-A, 5.00% 2022	3,300	3,682
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2019	2,500	2,869
American Municipal Power – Ohio, Inc., Prairie State Energy Campus Project Rev. Ref. Bonds,
Series 2008-A, 5.00% 2017	1,500	1,687
Building Auth., State Facs. Rev. Ref. Bonds (Adult Correctional Building Fund Projects), Series 2010-A, 5.00% 2020	2,975	3,447
City of Cleveland, Airport System Rev. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2017	2,200	2,445
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2006-A, AMBAC insured, 5.25% 2017	450	501
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,540	3,988
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2021	2,345	2,655
City of Cleveland, Airport System Rev. Ref. Bonds, Series A, Assured Guaranty insured, 5.25% 2019	5,000	5,736
City of Cleveland, Water Rev. Ref. Bonds, Series 2009-T, 5.00% 2018	3,620	4,178
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2020	2,360	2,648
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2021	1,000	1,107
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2014	1,250	1,272
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,770
Infrastructure Improvement G.O. Bonds, Series 2012-A, 5.00% 2019	4,560	5,355
Infrastructure Improvement G.O. Ref. Bonds, Series 2011-B, 5.00% 2018	2,000	2,343
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-2, 4.875% 2039 (put 2015)	1,800	1,925
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	1,005	1,057
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2009-C, 4.50% 2039	600	615
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	1,710	1,841
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2017	1,375	1,542
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2018	1,195	1,355
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2018	6,350	6,911
Major New State Infrastructure Project Rev. Bonds, Series 2008-1, 5.75% 2019	1,000	1,175
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 4.00% 2019	1,250	1,394
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2014	1,000	1,038
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2016	1,815	2,010
Bonds, notes & other debt instruments
	Principal amount	Value
Ohio (continued)	(000)	(000)

Municipal Advisory Council, Beneficial Interest Rev. Ref. Certificates (Municipal Electric Generation Agcy.
Joint Venture 5 – OMEGA JV5), AMBAC insured, 5.00% 2015	$2,290	$ 2,346
Public Housing Capital Fund Rev. Trust I, Trust Certificates, 4.50% 2022[2]	3,407	3,563
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,500	2,675
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2020	1,000	1,143
Water Dev. Auth., Solid Waste Rev. Bonds (Waste Management Project), Series 2004, 2.25% 2021 (put 2016)	1,000	1,000
Water Dev. Auth., Water Dev. Fresh Water Rev. Ref. Bonds, Series 2009-A, 5.00% 2013	1,635	1,662
		103,312
Oklahoma 0.29%

Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical
Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.),
Series 2008-C, 5.00% 2018	1,000	1,142
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-B, 4.90% 2036	1,155	1,195
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 0.85% 2023 (put 2018)[1]	2,000	2,000
Tulsa County Industrial Auth., Health Care Rev. Bonds (St. Francis Health System, Inc.), Series 2006, 5.00% 2015	1,000	1,090
Turnpike Auth., Turnpike System Rev. Ref. Bonds, Series 2011-A, 5.00% 2019	3,000	3,503
		8,930
Oregon 0.46%

Dept. of Administrative Services, Certs. of Part., Series 2009-A, 5.00% 2020	2,500	2,877
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2017	2,000	2,288
Facs. Auth., Rev. Ref. Bonds (Legacy Health System), Series 2010-A, 5.00% 2016	1,500	1,643
City of Portland, Sewer System Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2015	2,500	2,707
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2017	1,000	1,132
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2021	1,000	1,120
Port of Portland, Portland International Airport Rev. Ref. Bonds, Subseries 21-B, AMT, 5.00% 2018	2,000	2,291
		14,058
Pennsylvania 3.35%

Allegheny County Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2024	1,025	1,101
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds,
Series 2008-A, 5.00% 2017	4,500	5,131
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds,
Series 2008-A, 5.00% 2018	4,000	4,617
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds,
Series 2008-B, 5.00% 2018	3,250	3,734
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Ref. Bonds,
Series 2010-A, 5.00% 2017	2,000	2,256
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project),
Series 2007-A, 4.25% 2014	1,405	1,460
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project),
Series 2007-A, 4.25% 2016	1,540	1,638
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Project),
Series 2006-A, 2.50% 2041 (put 2017)	6,000	5,806
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project),
Series 2008-A, 2.70% 2035 (put 2018)	2,000	1,932
Dauphin County General Auth., Health System Rev. Ref. Bonds (Pinnacle Health System Project),
Series 2009-A, 5.25% 2017	2,500	2,779
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,740	1,953
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,300	1,430
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2004-A, 3.70% 2021 (put 2015)	4,900	5,061
Bonds, notes & other debt instruments
	Principal amount	Value
Pennsylvania (continued)	(000)	(000)

Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2009, 1.75% 2033 (put 2015)	$2,000	$ 1,999
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-A, 5.00% 2019	5,000	5,922
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2020	5,000	5,832
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania),
Series 2005-A, AMBAC insured, 5.00% 2014	2,000	2,099
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	1,275	1,339
Higher Educational Facs. Auth., Rev. Bonds (State System of Higher Education), Series AJ, 5.00% 2017	5,000	5,722
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing
Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.25% 2019	1,300	1,410
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	235	239
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2016	2,500	2,793
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2017	1,500	1,713
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2019	2,000	2,338
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2009-A-1, 5.25% 2017	1,110	1,252
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2018	935	1,079
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2019	975	1,129
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,755	2,974
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2016	2,570	2,833
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2012, 5.00% 2023	1,200	1,283
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	1,000	1,055
City of Philadelphia, Airport Rev. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,103
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2018	2,500	2,941
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2019	3,000	3,565
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children’s Hospital of
Philadelphia Project), Series 2007-A, 4.25% 2016	700	762
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	2,370	2,360
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2019	1,000	1,127
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2021	2,000	2,228
Health Care Facs. Auth. of Sayre, Rev. Ref. Bonds (Guthrie Health Issue), Series 2007, 0.834% 2017[1]	5,300	5,210
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2037 (put 2013)	1,000	1,006
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2039 (put 2013)	1,000	1,006
		103,217
Puerto Rico 0.43%

Electric Power Auth., Power Rev. Ref. Bonds, Series VV, 5.50% 2020	5,000	5,150
Government Dev. Bank, Rev. Ref. Bonds, Series 2006-C, AMT, 5.25% 2015	1,000	1,023

Bonds, notes & other debt instruments
	Principal amount	Value
Puerto Rico (continued)	(000)	(000)

Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and
Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2020	$3,345	$ 3,567
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	2,500	2,532
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2022	1,000	1,091
		13,363
Rhode Island 0.19%

Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2015	2,635	2,819
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2014	1,250	1,250
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,241
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2013-A, AMT, 3.00% 2014	250	257
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2013-A, AMT, 4.00% 2015	400	423
		5,990
South Carolina 0.66%

Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Palmetto Health), Series 2009, 5.00% 2017	1,085	1,191
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2016	2,000	2,219
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Ref. Series 2008-A-3, 5.00% 2016	1,500	1,644
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2016	1,995	2,205
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2017	2,000	2,268
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2018	1,275	1,472
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	9,439
		20,438
South Dakota 0.13%

Educational Enhancement Funding Corp, Tobacco Settlement Rev. Bonds, Series 2013-B, 5.00% 2023	1,000	1,135
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	1,000	1,032
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	1,670	1,769
		3,936
Tennessee 1.39%

Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2006-1, AMT, 5.75% 2036	340	355
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	2,790	2,992
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	935	985
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	760	810
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	3,400	3,526
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health),
Series 2012-A, 5.00% 2019	1,000	1,140
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health),
Series 2012-A, 5.00% 2020	1,220	1,372
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health),
Series 2012-A, 5.00% 2022	3,320	3,677
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health),
Series 2012-A, 5.00% 2023	1,000	1,096
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2008-A, AMT, Assured Guaranty
Municipal insured, 5.00% 2016	3,000	3,268
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2017	5,375	5,987
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.375% 2018	6,590	7,509
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	2,873
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2015	1,000	1,074
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2018	2,500	2,805
Bonds, notes & other debt instruments
	Principal amount	Value
Tennessee (continued)	(000)	(000)

Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2019	$1,500	$ 1,683
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2021	1,580	1,712
		42,864
Texas 7.86%

Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project – Round Rock
Campus), Series 2008, 5.25% 2017	1,500	1,722
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2009, 5.00% 2018	1,500	1,759
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2017	2,665	3,010
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2018	3,015	3,461
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2015	2,235	2,395
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2014	2,045	2,098
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC-National insured,
0%/4.20% 2015 (escrowed to maturity)[3]	1,700	1,765
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2020	1,000	1,136
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	1,000	1,056
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	1,025	1,120
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	1,080	1,219
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds (Nueces County),
Series 2009, 5.00% 2019	2,070	2,456
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds,
Series 2009-A, 5.00% 2016	1,315	1,457
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2007, 5.00% 2018	1,080	1,219
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2005, 5.00% 2015 (preref. 2013)	955	963
City of Dallas, G.O. Limited Bonds, 5.00% 2018 (preref. 2017)	4,420	5,028
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2018	1,000	1,175
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2016	2,000	2,276
Dallas County Community College Dist. (Dallas County), G.O. Ref. and Improvement Bonds,
Series 2008, 5.00% 2018	5,690	6,633
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-A, AMT, 5.00% 2026	1,000	1,032
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-A, AMT, 5.00% 2027	1,200	1,223
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2009-A, 5.00% 2017	5,000	5,704
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2009-A, 5.00% 2018	1,000	1,153
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2011-C, 5.00% 2022	1,430	1,575
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2012-B, 5.00% 2021	2,500	2,786
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2013-D, 5.00% 2021	1,000	1,128
Donna Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,026
Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,156
G.O. Bonds, College Student Loan Bonds, Series 2011-A, AMT, 5.00% 2019	1,700	1,973
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2019	1,000	1,169
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	4,000	4,578
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	4,000	4,616
Grand Parkway Transportation Corp., System Toll Rev. Bonds, Series 2013-C, 2.00% 2017 (put 2014)	5,000	5,040
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2008-B, 5.25% 2017	$ 3,500	$ 4,039
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2013	1,000	1,016
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2014	1,500	1,592
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited
Partnership Project), Series 2006, 4.70% 2018	2,000	2,166
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2009-A, 5.00% 2017	3,990	4,599
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2017	1,100	1,259
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2020	1,255	1,470
Harris County, Toll Road Rev. Ref. Bonds, Series 2007-A, National insured, 4.50% 2020	2,000	2,217
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Ref. Bonds (Rice University Project),
Series 2013-B, 0.59% 2048 (put 2017)[1]	1,000	1,000
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	855	902
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2017	1,000	1,138
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	2,100	2,341
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2017	1,600	1,823
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2019	1,500	1,705
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	11,355
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	1,000	1,091
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	3,785	4,241
City of Houston, Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2020	2,500	2,886
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2008, 5.00% 2018	1,500	1,701
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds, Series 2006-A, AMT,
National insured, 5.00% 2015	1,530	1,673
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2018	1,000	1,175
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project),
Series 2011-B, 5.00% 2019	5,000	5,803
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds,
Series 2010, 5.00% 2020	5,890	6,971
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2008, AMT, 6.00% 2020 (put 2013)	3,500	3,500
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2015	3,500	3,751
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	1,500	1,667
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2022	2,800	3,001
North Texas Tollway Auth., Dallas North Tollway System Rev. Ref. Bonds, Series 2005-C, 5.00% 2019	2,000	2,260
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	3,000	3,427
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2019	5,000	5,745
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	9,850	10,920
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	1,250	1,413
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	5,000	4,924
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds
(University of the Incarnate Word Project), Series 2012, 5.00% 2022	2,000	2,242
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds
(University of the Incarnate Word Project), Series 2012, 5.00% 2023	1,500	1,655
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2008-A, 5.00% 2017	1,000	1,140
Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds, Series 2010-A, 5.00% 2016	3,500	3,869
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2017	1,000	1,102
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2018	2,000	2,273
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2007, AMT, Assured Guaranty
Municipal insured, 5.00% 2016	1,000	1,105
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2012, AMT, 4.00% 2021	1,000	1,047
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

City of San Antonio, Passenger Fac. Charge and Airport System Rev. Improvement Bonds,
Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2016	$2,015	$ 2,226
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2020	1,680	1,878
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2021	1,770	1,964
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	1,000	1,070
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2008-A, 5.50% 2015	2,000	2,154
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2012, 5.00% 2021	2,500	2,947
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2003-A, 5.25% 2014 (escrowed to maturity)	1,485	1,522
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series A, 5.25% 2014 (escrowed to maturity)	15	15
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2015	3,000	3,220
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2016	1,000	1,096
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2017	1,000	1,125
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital
and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2017	1,500	1,701
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement
Services, Inc. Project), Series 2007, 5.00% 2015	1,170	1,247
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement
Services, Inc. Project), Series 2007, 5.00% 2016	1,280	1,388
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 4.50% 2022	500	530
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2020	1,710	1,980
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2014	1,000	1,030
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2012-A, 5.00% 2023	1,000	1,141
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2015 (escrowed to maturity)	1,355	1,469
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2015	1,000	1,077
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2017	1,060	1,202
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,156
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2020	2,200	2,538
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2018	1,000	1,159
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2015	6,670	7,324
Weslaco Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	2,360	2,528
		241,998
Utah 0.40%

Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	425	429
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	220	221
Housing Corp., Single-family Mortgage Bonds, Series 2007-A-1, Class III, AMT, 4.625% 2027	885	886
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	80	80
Intermountain Power Agcy., Subordinated Power Supply Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	4,000	4,344
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2019	5,250	6,281
		12,241
Vermont 0.03%

Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.773% 2022[1]	916	919
Virginia 0.31%

Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,795	3,295
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT, Assured Guaranty
Municipal insured, 5.50% 2014	2,735	2,866
Bonds, notes & other debt instruments
	Principal amount	Value
Virginia (continued)	(000)	(000)

Public Building Auth., Public Facs. Rev. Bonds, Series 2008-B, 5.00% 2014	$1,525	$ 1,599
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-C, 5.00% 2015	1,750	1,908
		9,668
Virgin Islands 0.24%

Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,000	3,330
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	3,745	3,976
		7,306
Washington 2.52%

Public Utility Dist. No. 1 of Clark County, Electric System Rev. Ref. Bonds, Series 2007, FGIC-National
insured, 5.00% 2017	2,000	2,249
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2007-C, 5.00% 2017	3,000	3,448
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2009-A, 5.25% 2018	1,250	1,477
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	12,500	14,367
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2020	5,000	5,855
Various Purpose G.O. Bonds, Series 1992-B, 6.40% 2017	9,400	10,585
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	2,500	2,717
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds, Series 2011-I, 5.00% 2017	5,000	5,636
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds, Series 2011-I, 5.00% 2022	2,000	2,274
Health Care Facs. Auth., Rev. Ref. Bonds (Kadlec Medical Center), Series 2006-A, Assured Guaranty
insured, 5.00% 2013	915	929
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,136
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2010-B, 5.00% 2021	1,235	1,387
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2016	1,015	1,101
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2018	2,235	2,504
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2019	2,350	2,648
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2010-A, 5.00% 2018	1,000	1,118
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	1,040	1,105
King County, Public Hospital Dist. No. 1, Limited Tax G.O. and Ref. Bonds, Series 2008-A,
Assured Guaranty insured, 5.00% 2016	2,595	2,921
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005,
Assured Guaranty Municipal insured, 5.00% 2013	1,000	1,016
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2022	1,000	1,108
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2023	1,100	1,195
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,500	1,621
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation
Program – Phase III), Series 2007, AMT, Assured Guaranty Municipal insured, 4.55% 2017	1,440	1,511
Port of Seattle, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2016	2,000	2,235
Port of Seattle, Rev. Ref. Bonds, Series 2010-C, AMT, 5.00% 2016	2,000	2,199
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds, Series 2005,
Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,198
Snohomish County, Limited Tax G.O. Ref. Bonds, Series 2005-B, FGIC-National insured, 5.00% 2014	1,115	1,185
		77,725
Wisconsin 1.44%

City of Franklin, Regional Solid Waste Fin. Commission, Solid Waste Disposal Rev. Bonds (Waste Management
of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	3,500	3,710
G.O. Ref. Bonds, Series 2005-1, National insured, 5.00% 2017	2,500	2,688
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	2,000	2,320
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group),
Series 2013-B-1, 4.00% 2043 (put 2018)	1,500	1,642
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group),
Series 2013-B-3, 5.00% 2043 (put 2020)	6,000	6,881
Bonds, notes & other debt instruments
	Principal amount	Value
Wisconsin (continued)	(000)	(000)

Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2009-A, 5.25% 2017	$ 2,000	$ 2,298
Health and Educational Facs. Auth., Rev. Ref. Bonds (Thedacare, Inc.), Series 2009-B, 5.00% 2017	2,000	2,277
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2021	7,765	8,560
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2022	7,145	7,677
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care), Series 2012-C, 5.00% 2021	1,200	1,343
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2017	1,250	1,417
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2018	1,500	1,706
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2020	1,500	1,672
		44,191
Total bonds, notes & other debt instruments (cost: $2,662,498,000)		2,786,713

Short-term securities 9.08%

State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project),
Series 1993-A, 0.05% 2033[1]	12,000	12,000
State of Alaska, City of Valdez, Marine Terminal Ref. Rev. Bonds (ExxonMobil Project), Series 2001, 0.05% 2029[1]	1,900	1,900
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project),
Series 1993-B, 0.05% 2033[1]	850	850
Parish of East Baton Rouge, Louisiana, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.04% 2019[1]	3,190	3,190
Parish of St. Bernard, Louisiana, Exempt Fac. Rev. Bonds (Mobil Oil Corp. Project), Series 1996, AMT, 0.05% 2026[1]	3,700	3,700
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project),
Series 2000 AMT, 0.05% 2030[1]	5,800	5,800
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project),
Series 2001-A, AMT, 0.05% 2030[1]	5,865	5,865
Sublette County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1984, 0.04% 2014[1]	3,500	3,500
State of California, Various Purpose G.O. Bonds, JPMorgan Chase LOC, 0.03% 2033[1]	4,350	4,350
California Health Facs. Fncg. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2009-H, Wells Fargo & Co. LOC, 0.05% 2033[1]	7,250	7,250
City of Los Angeles, California, Dept. of Water and Power, Power System Rev. Ref. Bonds,
Series 2001-B, Subseries B-3, 0.05% 2034[1]	10,400	10,400
California Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project),
Series 2010-A, 0.04% 2035[1]	500	500
Jackson County, Mississippi, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2023[1]	1,900	1,900
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
0.05% 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2009-C, 0.04% 2030[1]	3,645	3,645
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2009-E, 0.05% 2030[1]	2,000	2,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2009-G, 0.04% 2030[1]	1,300	1,300
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2010-G, 0.04% 2035[1]	2,145	2,145
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2010-I, 0.04% 2035[1]	8,400	8,400
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2011-G, 0.05% 2035[1]	3,500	3,500
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2020[1]	5,800	5,800
California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-F, JPMorgan Chase LOC, 0.04% 2026[1]	4,700	4,700
Colorado Educational and Cultural Facs. Auth., Demand Rev. Ref. Bonds (National Jewish Federation Bond
Program), Series D-1, JPMorgan Chase LOC, 0.06% 2036[1]	1,300	1,300

	Principal amount	Value
Short-term securities	(000)	(000)

Colorado Educational and Cultural Facs. Auth., Demand Rev. Ref. Bonds (National Jewish Federation Bond
Program), Series D-7, JPMorgan Chase LOC, 0.06% 2035[1]	$ 3,900	$ 3,900
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue),
Series Y-3, 0.03% 2035[1]	1,000	1,000
Sarasota County, Florida, Public Hospital Dist., Hospital Rev. Ref. Bonds (Sarasota Memorial Hospital Project),
Series 2009-B, JPMorgan Chase LOC, 0.05% 2037[1]	5,400	5,400
City of Chicago, Illinois, G.O. Ref. Bonds, Series 2007-E, Barclays Bank PLC LOC, 0.06% 2042[1]	3,700	3,700
City of Chicago, Illinois, G.O. Ref. Bonds, Series 2007-F, JPMorgan Chase LOC, 0.06% 2042[1]	1,150	1,150
Illinois Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2008-C, JPMorgan Chase LOC, 0.06% 2032[1]	7,000	7,000
Illinois Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-B, JPMorgan Chase LOC, 0.06% 2035[1]	8,700	8,700
Iowa Fin. Auth., Demand Health Facs. Rev. Ref. Bonds (Iowa Health System), Series 2009-B,
JPMorgan Chase LOC, 0.05% 2035[1]	4,480	4,480
County of Christian, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2007-A, US Bank LOC, 0.05% 2037[1]	1,540	1,540
County of Christian, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2008-A, U.S. Bank LOC, 0.05% 2038[1]	3,070	3,070
County of Shelby, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2004-A, 0.05% 2034[1]	1,050	1,050
Louisiana Public Facs. Auth., Rev. Bonds (Dynamic Fuels, LLC Project), Series 2008,
JPMorgan Chase LOC, 0.05% 2033[1]	9,400	9,400
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds (Stonehill College Issue),
Series 2008-K, 0.05% 2037[1]	2,235	2,235
City of Minneapolis and Housing and Redev. Auth. of the City of Saint Paul, Minnesota, Health Care System
Demand Rev. Ref. Bonds (Allina Health System), Series 2009-B-2, JPMorgan Chase LOC, 0.05% 2035[1]	2,515	2,515
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-C, 0.04% 2030[1]	1,700	1,700
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 2004-A, 0.05% 2034[1]	4,795	4,795
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds
(Washington University), Series 1996-B, 0.05% 2030[1]	6,700	6,700
Nebraska Educational Fin. Auth., Rev. Ref. Bonds (Creighton University Projects), Series 2008,
JPMorgan Chase LOC, 0.05% 2035[1]	6,610	6,610
New York City Industrial Dev. Agcy., New York, Civic Fac. Ref. and Improvement Rev. Bonds (2005 American
Civil Liberties Union Foundation, Inc. Project), Series 2005, JPMorgan Chase LOC, 0.05% 2035[1]	1,250	1,250
New York State Housing Fin. Agcy, New York, Gotham West Housing Fin. Agcy. Rev. Bonds,
Series 2011-A-1, Wells Fargo & Co. LOC, 0.03% 2045[1]	25,700	25,700
City of New York, New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.04% 2038[1]	3,100	3,100
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, Bank of America LOC, 0.13% 2034[1]	750	750
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, Bank of America LOC, 0.13% 2032[1]	1,560	1,560
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Ref. Bonds (Dallas Center for the
Performing Arts Foundation, Inc. Project), Series 2008-B, JPMorgan Chase LOC, 0.05% 2041[1]	1,250	1,250
Tarrant County, Texas, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Methodist Hospitals of
Dallas Project), Series 2008-A, JPMorgan Chase LOC, 0.05% 2041[1]	1,600	1,600
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center),
Series 2008-B-1, JPMorgan Chase LOC, 0.05% 2031[1]	6,020	6,020
State of Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.50% 8/30/2013	65,000	65,132
Brazos River Harbor Navigation Dist. of Brazoria County, Texas, Environmental Facs. Rev. Bonds
(Merey Sweeny, L.P. Project), Series 2001-A, AMT, Bank of America LOC, 0.09% 2021[1]	2,300	2,300
Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-B, 0.04% 2026[1]	1,100	1,100

Total short-term securities (cost: $279,690,000)		279,702

Total investment securities (cost: $2,942,188,000)		$3,066,415
Other assets less liabilities		13,050
Net assets		$3,079,465

1 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

2 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,481,000, which represented .41% of the net assets of the fund.

3 Step bond; coupon rate will increase at a later date.

Key to abbreviations

Agcy. = Agency	Econ. = Economic	Preref. = Prerefunded
AMT = Alternative Minimum Tax	Fac. = Facility	Redev. = Redevelopment
Auth. = Authority	Facs. = Facilities	Ref. = Refunding
Certs. of Part. = Certificates of Participation	Fin. = Finance	Rev. = Revenue
Dept. = Department	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Dev. = Development	G.O. = General Obligation
Dist. = District	LOC = Letter of Credit

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-043-0913O-S37724

The Tax-Exempt Bond Fund
of America®

Investment portfolio

July 31, 2013

Bonds, notes & other debt instruments 90.67%
	Principal amount	Value
Alabama 0.70%	(000)	(000)

Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2021	$10,000	$ 11,537
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2022	7,000	8,000
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2025	15,000	16,561
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2026	13,470	14,658
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2024	2,375	2,561
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2029	1,250	1,307
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	3,000	3,199
Industrial Dev. Board. of the City of Selma, Gulf Opportunity Zone Bonds (International Paper Co. Project),
Series 2011-A, 5.375% 2035	4,000	4,017
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.),
Series 2012-A, 5.00% 2039	3,200	3,027
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds,
Series 2008-A, 5.25% 2025	1,000	1,062
		65,929
Alaska 0.08%

City of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac.,
Assured Guaranty Municipal insured, 5.00% 2016	870	925
City of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac.,
Assured Guaranty Municipal insured, 5.00% 2016 (preref. 2015)	1,165	1,246
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds,
Series 1996, National insured, 6.50% 2014	5,000	5,396
		7,567
Arizona 3.43%

Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 1.91% 2048 (put 2020)[1]	4,000	4,089
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2015	5,365	5,817
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.25% 2025	2,500	2,725
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.125% 2027	660	668
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.20% 2032	1,000	1,000
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2027	1,500	1,607
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2025	1,000	1,042
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2035	2,170	2,139
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.125% 2040	6,215	6,103
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	4,044
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2024	2,910	3,100
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2025	2,610	2,746
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2026	1,630	1,696
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2031	3,510	3,535
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2020	1,795	2,022
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2021	1,000	1,119
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2022	2,185	2,441
Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037[2]	5,645	4,751
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2014	2,000	2,039
Bonds, notes & other debt instruments
	Principal amount	Value
Arizona (continued)	(000)	(000)

Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2020	$ 2,000	$ 2,229
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 0.994% 2037[1]	22,200	19,794
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.25% 2022	1,500	1,639
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2009-C, 5.00% 2038 (put 2014)	1,500	1,553
McAllister Academic Village LLC, Rev. Ref. Bonds
(Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2027	5,035	5,279
McAllister Academic Village LLC, Rev. Ref. Bonds
(Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2028	4,000	4,146
McAllister Academic Village LLC, Rev. Ref. Bonds
(Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2038	10,000	10,060
McAllister Academic Village LLC, Rev. Ref. Bonds
(Arizona State University Hassayampa Academic Village Project), Series 2008, 5.25% 2026	3,500	3,778
Northern Arizona University Rev. (SPEED), 5.00% 2023	2,040	2,309
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2028	2,970	3,157
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2038	3,000	3,047
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2029	9,730	10,010
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2040	15,000	15,104
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2024	1,000	1,168
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2024	4,895	5,563
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	15,145	14,827
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	15,000	15,168
Industrial Dev. Auth. of the County of Pima, Industrial Dev. Rev. Bonds
(Tucson Electric Power Co. Project), 4.00% 2029	1,140	1,016
Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2026	1,500	1,628
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	1,000	863
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2026	4,075	4,150
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	4,000	4,046
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds,
Series 2004-A, 5.00% 2016	5,975	6,094
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2024	3,000	3,358
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2028	8,500	9,135
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2038	5,000	5,141
Salt River Project Agricultural Improvement and Power Dist.,
Salt River Project Electric System Rev. Ref. Bonds, Series 2009-A, 5.00% 2033	5,000	5,210
School Facs. Board, Certs. of Part., Series 2008, 5.125% 2021	13,000	14,418
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	3,000	3,327
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2018	2,000	2,243
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	8,000	8,831
Industrial Dev. Auth. of the City of Scottsdale, Hospital Rev. Ref. Bonds (Scottsdale Healthcare),
Series 2006-C, Assured Guaranty Municipal insured, 5.00% 2035	2,990	3,017
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2021	8,250	9,338
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2025	5,000	5,399
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2026	15,000	16,056
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe),
Series 2012-A, 6.25% 2042	2,500	2,518
Transportation Board Highway Rev. Bonds, Series 2008-A, 5.00% 2032	5,000	5,296
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.25% 2030	5,000	5,477
Transportation Board Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,000	2,304
Transportation Board Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2036	6,585	6,903
Board of Regents, Ref. Certs. of Part. (University of Arizona Projects), Series 2012-C, 5.00% 2023	7,300	8,141
Bonds, notes & other debt instruments
	Principal amount	Value
Arizona (continued)	(000)	(000)

Community Facs. Dist. No. 1 (Verrado), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2013-A, 6.00% 2027	$ 2,000	$ 2,054
Community Facs. Dist. No. 1 (Verrado), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2013-A, 5.00% 2023	825	817
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2005, 5.50% 2020	1,000	1,041
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	11,350	11,279
Water Infrastructure Fin. Auth., Water Quality Rev. Bonds, Series 2008-A, 5.00% 2023	4,000	4,539
		325,153
California 12.10%

Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	5,000	5,597
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	13,900	15,323
Community Facs. Dist. No. 2005-01 of the City of Aliso Viejo, 2007 Special Tax Bonds
(Glenwood at Aliso Viejo), 6.00% 2038	2,000	1,925
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	4,000	3,996
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Ref. Bonds, Series B, 5.85% 2015	560	561
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2037	2,360	2,086
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds
(Institute on Aging), Series 2008-A, 5.65% 2038	1,000	1,052
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds
(Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	4,025	4,318
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds
(Channing House), Series 2010, 6.00% 2030	2,000	2,126
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds
(Odd Fellows Home of California), Series 2012-A, 5.00% 2032	4,250	4,201
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds
(Odd Fellows Home of California), Series 2012-A, 5.00% 2042	1,000	961
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2021	1,010	1,064
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2024	1,160	1,190
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	1,635	1,490
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2011, 6.125% 2041	1,715	1,816
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-A, 5.00% 2042	2,000	1,841
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-A, 5.00% 2047	3,000	2,728
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-C-3, 2.15% 2019	3,875	3,735
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	1,740	1,654
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Sharp HealthCare), Series 2009-B, 6.00% 2024	1,000	1,140
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Sharp HealthCare), Series 2009-B, 6.125% 2029	1,000	1,113
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Sharp HealthCare), Series 2012-A, 5.00% 2023	1,640	1,818
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes
Obligated Group, Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,735	1,755
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	2,000	1,734
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 6.625% 2024	$ 1,680	$ 1,851
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	2,750	2,997
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2006-C-1, 0.96% 2045 (put 2023)[1]	5,000	4,959
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2007-C-1, 0.96% 2047 (put 2023)[1]	4,000	3,967
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2008-B-1, 1.16% 2045 (put 2024)[1]	10,000	10,032
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2034	3,980	4,110
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.00% 2034	20,000	20,656
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039	10,000	10,356
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2030	2,500	2,674
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2031	2,000	2,117
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2011-A, 5.00% 2037	4,000	4,081
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	2,000	2,248
Community Facs. Dist. No. 90-2, Capistrano Unified School Dist. (Talega), Special Tax Bonds
(Improvement Area No. 2002-1), Series 2003, 5.875% 2023	1,750	1,758
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2030	1,450	1,274
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2031	800	704
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 5.00% 2035	1,000	985
Castaic Lake Water Agcy., Rev. Ref. Certs. of Part. (1999 Ref. Project),
Series 2006-A, AMBAC insured, 5.00% 2020	2,015	2,188
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2020	5,000	5,310
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	2,880	3,125
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2019	1,000	1,074
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	7,500	7,732
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	2,000	1,924
Coast Community College Dist., Election of 2002 G.O. Bonds,
Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2016)	4,990	5,632
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	320	290
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	3,035	3,005
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	17,750	20,893
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2008-A, 5.125% 2028	1,100	1,142
Educational Facs. Auth., Rev. Bonds (Loyola Marymount University), Series 2010-A, 5.125% 2040	1,750	1,778
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2010-B, 0.86% 2015[1]	2,430	2,432
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2011, 5.00% 2020	250	290
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2011, 5.00% 2021	750	861
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020	1,115	1,150
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	2,720	2,558
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020	760	828
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,021
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2030	2,000	2,018
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.25% 2024	400	438
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029	1,650	1,752
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,840	3,091
Educational Facs. Auth., Rev. Bonds (Stanford University), Series U-1, 5.25% 2040	2,000	2,355
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	3,450	3,857
Educational Facs. Auth., Rev. Bonds (University of the Pacific), 5.50% 2039	965	996
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2021	850	888
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2026	$ 895	$ 959
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2030	750	778
Educational Facs. Auth., Rev. Bonds (University of the Pacific), 5.50% 2039 (preref. 2019)	85	103
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,070	3,284
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	6,015	6,200
Educational Facs. Auth., Rev. Ref. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	965	972
Educational Facs. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011, 5.00% 2022	600	684
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2035	1,200	1,209
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2030	2,330	2,434
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County),
2012 Special Tax Ref. Bonds, 4.00% 2033	5,000	4,083
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), Special Tax Ref. Bonds,
Series 2012, Assured Guaranty Municipal insured, 3.375% 2030	1,500	1,193
Various Purpose G.O. Bonds, 5.00% 2038	17,000	17,387
Various Purpose G.O. Bonds, 5.00% 2041	5,000	5,077
Various Purpose G.O. Bonds, 5.25% 2018	7,825	9,183
Various Purpose G.O. Bonds, 5.25% 2028	10,185	11,057
Various Purpose G.O. Bonds, 5.25% 2028	3,000	3,259
Various Purpose G.O. Bonds, 6.00% 2038	8,000	8,963
Various Purpose G.O. Bonds, 6.00% 2039	10,000	11,314
Various Purpose G.O. Bonds, 6.50% 2033	7,000	8,204
Various Purpose G.O. Ref. Bonds, 5.00% 2023	16,705	19,035
Various Purpose G.O. Ref. Bonds, 5.00% 2032	4,000	4,160
Various Purpose G.O. Ref. Bonds, 5.00% 2038	7,500	7,656
Various Purpose G.O. Ref. Bonds, 5.00% 2042	3,955	4,015
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2007-A-1, 5.125% 2047	3,500	2,499
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2013-A, 5.00% 2021	1,800	2,038
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2013-A, 5.00% 2029	1,000	1,023
Health Facs. Fncg. Auth. Rev. Bonds (Scripps Health), Series 2012-A, 4.50% 2035	2,500	2,346
Health Facs. Fncg. Auth. Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2029	1,215	1,254
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC — Paradise Valley Estates Project),
Series 2013, 5.00% 2024	1,295	1,421
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	955	1,025
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	3,385	3,634
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	4,230	4,276
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2007-F, Assured Guaranty Municipal insured, 0.65% 2040[1]	12,775	12,775
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,965	2,134
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	5,860	6,218
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 5.10% 2019 (escrowed to maturity)	725	809
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032 (preref. 2020)	3,800	4,709
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,480	5,482
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,320
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	14,000	13,904
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,078
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	9,000	10,119
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	2,500	2,700
Health Facs. Fncg. Auth., Rev. Ref. Bonds (City of Hope), Series 2012-A, 5.00% 2032	4,250	4,283
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038	980	1,124
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services),
Series 2008-C, 6.50% 2038 (preref. 2018)	20	25
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	4,000	4,433
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-A, 5.00% 2033	$1,300	$1,305
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2037	1,000	917
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2013-A-2, 0.34% 2047 (put 2016)[1]	3,500	3,489
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds,
Group Four, 5.00% 2029 (preref. 2013)	1,385	1,432
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2028	675	640
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 5.00% 2023	1,235	1,363
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2023	1,100	1,175
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2027	325	328
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2030	700	702
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.25% 2024	1,145	1,233
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-A, ACA insured, 5.60% 2033	1,260	1,183
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	1,185	1,197
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	3,250	3,179
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,250	1,236
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2024	1,000	1,070
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
Series 2003, 6.00% 2033	1,000	1,025
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
Series 2005, 5.30% 2035	1,500	1,536
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	1,785	1,829
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	5,000	4,372
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, 5.00% 2025	3,000	3,285
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2027	1,000	1,053
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2028	1,000	1,045
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2026	6,555	7,274
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A-2, 5.25% 2032	5,000	5,388
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2012-B, 5.00% 2043	5,000	5,167
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2009-A, 5.00% 2020	7,500	8,676
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2022	5,000	6,271
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2020	2,675	2,856
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,500	1,601
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,500	1,598
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2009-A, 5.25% 2029	7,000	7,608
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2010-A, 5.00% 2029	4,655	4,908
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2010-A, 5.00% 2035	5,000	5,118
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.00% 2029	1,000	1,084
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.375% 2039	3,000	3,230
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election,
Series 2010-C, 5.25% 2039	2,000	2,124
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	7,000	7,784
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds,
Series 2009-I, 5.00% 2024	2,580	2,914
Los Rios Community College Dist. (Sacramento County), 2012 G.O. Ref. Bonds, 5.00% 2028	3,000	3,190
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	$ 2,000	$ 2,311
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics),
Series 2006-A, 4.50% 2027	1,125	1,111
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics),
Series 2006-A, 4.50% 2036	3,260	2,941
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds,
Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,725
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands),
Series 2006, 5.00% 2016	965	996
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands),
Series 2006, 5.25% 2026	590	587
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds,
Series 2005, 5.10% 2028	2,410	2,411
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	3,380	3,574
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	5,400	5,887
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2024	3,785	3,986
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,770	2,764
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2038	1,000	965
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	924
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	2,130	2,353
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	518
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,000	1,006
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	923
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	3,400	3,790
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	1,200	1,173
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Issue of 2006,
AMBAC insured, 4.875% 2033	3,000	2,682
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds,
Series 2010-A, 5.00% 2023	5,000	5,460
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds,
Series 2012-A, 5.00% 2032	1,400	1,455
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	5,000	5,374
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds
(Serrano Heights Public Improvements), Series 2013, 5.00% 2026	1,070	1,128
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds
(Serrano Heights Public Improvements), Series 2013, 5.00% 2027	770	807
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds
(Serrano Heights Public Improvements), Series 2013, 5.00% 2028	750	778
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2003-A, 5.55% 2033	2,500	2,504
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2005-A, 5.00% 2025	2,000	1,988
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2005-A, 5.15% 2029	4,000	3,914
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2005-A, 5.20% 2034	1,000	959
Orange County Sanitation Dist., Certs. of Part.,
Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2037	25,000	25,868
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	2,925	3,172
Orange County Transportation Auth., Toll Road Rev. Ref. Bonds (91 Express Lanes), Series 2013, 5.00% 2026	350	376
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	1,995	1,566
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2011, 6.00% 2033	1,000	1,020
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds
(San Diego County Water Auth. Desalination Project Pipeline), Series 2012, 5.00% 2037	5,000	4,676
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds
(San Diego County Water Auth. Desalination Project Pipeline), Series 2012, 5.00% 2045	$ 8,000	$ 7,342
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 4.90% 2018	1,790	1,845
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.125% 2026	1,770	1,704
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.10% 2021	1,290	1,311
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds,
Series 2006, 5.25% 2036	3,485	3,181
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2021	325	333
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2023	715	707
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.375% 2030	2,330	2,392
Public Works Board, Lease Rev. Bonds (Trustees of the California State University,
J. Paul Leonard & Sutro Library), Series 2009-J, 6.00% 2034	3,000	3,419
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 5.50% 2023	10,000	11,506
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	3,000	3,472
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	1,375	1,379
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	2,000	2,018
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	17,000	16,929
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.00% 2019	4,240	4,682
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	2,000	1,980
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.15% 2025	1,250	1,254
Riverside County Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2048	2,000	1,973
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds,
Series 2013-E, 5.25% 2024	1,160	1,232
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds,
Series 2013-E, 5.25% 2033	1,500	1,464
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.),
Series 2006-E, AMBAC insured, 5.25% 2025	7,500	8,204
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41
2007 Water System Project), Series 2007-B, FGIC-National insured, 0.734% 2034[1]	5,000	4,324
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds,
Series 2006, National insured, 5.125% 2029	15,500	15,809
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2037	6,500	6,655
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	2,500	2,541
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2012-Y, 5.00% 2032	1,675	1,742
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2020	825	936
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds,
Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,059
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds,
Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,051
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2022	4,000	4,334
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	7,000	7,472
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,600	22,044
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	4,500	4,765
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	1,000	1,075
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Series 2009-B, 5.00% 2026	4,015	4,387
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2009-A, 5.00% 2021	1,000	1,136
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	3,000	3,325
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2029	2,000	2,082
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	1,355	1,382
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2043	$ 1,500	$ 1,509
San Diego Unified School Dist., G.O. Bonds (Election of 2008), Series 2012-E, 0% 2036	2,500	710
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	16,500	17,627
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	12,010	12,438
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects),
Series 2009-A, 5.00% 2023	6,000	6,537
City and County of San Francisco, Ref. Certs. of Part., Series 2010-A, 5.00% 2026	6,020	6,484
City and County of San Francisco, Ref. Certs. of Part., Series 2010-A, 5.00% 2027	6,325	6,738
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2024	7,500	8,263
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2029	5,665	5,994
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2019	4,000	4,299
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	4,345
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	3,000	3,085
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.00% 2018	400	434
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.00% 2024	800	813
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.125% 2025	840	859
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.50% 2035	1,500	1,530
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	5,000	5,127
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects),
Series 2009-A, 5.25% 2023	2,000	2,226
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects),
Series 2009-A, 5.25% 2024	1,000	1,103
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.00% 2022	3,350	3,746
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,387
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds
(Earthquake Recovery Redev. Project), 5.875% 2042	4,250	4,624
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 4.875% 2016[2]	890	906
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 5.00% 2020[2]	2,600	2,608
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2025	2,000	2,218
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2023	4,080	4,139
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	3,580	3,595
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2029	2,000	1,998
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project),
Series 2010-1, 5.00% 2026	10,000	10,966
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project),
Series 2010-1, 5.00% 2027	13,000	14,025
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project),
Series 2010-1, 5.00% 2030	7,165	7,511
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds
(Southern Transmission Project), Series 2009-A, 5.00% 2023	3,000	3,368
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	1,555	1,559
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[2]	8,900	8,244
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	$ 1,500	$ 1,515
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	1,000	940
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project),
Series 2012-B-2, 4.00% 2018	3,000	2,930
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 5.375% 2020	2,000	2,184
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 6.00% 2029	2,625	2,738
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 6.25% 2039	4,200	4,341
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2013-B-3, 2.10% 2019	1,250	1,232
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group),
Series 2010, 5.25% 2030	4,850	4,986
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	5,500	5,646
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	5,310	5,376
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2018	2,695	2,878
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2027	4,180	4,206
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2019	2,515	2,233
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds
(Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	1,000	966
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	9,525	7,487
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	23,000	17,528
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	3,000	3,020
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2022	1,000	1,120
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.25% 2023	3,000	3,397
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	2,870	3,180
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	25,990	27,080
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 4.50% 2023	1,160	1,208
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2028	705	715
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2032	1,000	978
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2031	5,000	5,276
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2037	3,000	3,108
Ventura County Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,126
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	6,000	6,026
Washington Township Health Care Dist., Rev. Bonds, Series 2009-A, 5.75% 2024	1,020	1,108
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 1999, 5.00% 2014	1,300	1,304
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2022	1,435	1,486
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2008-H, 5.00% 2021	2,000	2,290
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2008-K, 5.00% 2018	1,500	1,754
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2019	7,000	8,287
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021	1,170	1,359
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2022	11,800	13,648
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2021	2,000	2,362
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AF, 5.00% 2029	3,590	3,836
		1,146,831
Bonds, notes & other debt instruments
	Principal amount	Value
Colorado 2.37%	(000)	(000)

Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.00% 2016 (escrowed to maturity)	$ 1,000	$ 1,127
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.25% 2021	2,650	2,651
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	3,122
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 2037[1]	1,000	741
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2020	2,215	2,414
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2023	7,400	8,022
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2031	3,000	3,119
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2026	5,000	5,431
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2036	7,000	7,261
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2025	3,000	3,267
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2037	3,000	3,026
City and County of Denver, Airport System Rev. Ref. Bonds,
Series 2005-A, XLCA insured, 5.00% 2020 (preref. 2015)	1,285	1,417
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016 (preref. 2013)	6,925	7,036
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.00% 2035	1,500	1,505
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.25% 2019	4,155	4,509
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.284% 2033[1]	9,450	8,371
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	1,045	1,140
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2025	3,500	3,775
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.375% 2028	2,000	2,114
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.50% 2038	3,000	3,138
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2004-A, 5.25% 2034	1,300	1,301
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2016	625	655
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2035	1,500	1,458
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.25% 2023	1,725	1,775
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2017	1,000	1,097
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2018	2,250	2,446
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2020	1,100	1,197
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2022	3,260	3,529
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2025	4,215	4,444
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2031	3,970	3,983
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2012, 5.00% 2033	5,490	5,363
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2012, 5.00% 2042	19,500	18,425
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-A, 6.125% 2038 (preref. 2014)	1,000	1,049
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.00% 2015 (escrowed to maturity)	135	149
Bonds, notes & other debt instruments
	Principal amount	Value
Colorado (continued)	(000)	(000)

Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.125% 2017 (preref. 2016)	$ 175	$ 200
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2017	2,065	2,195
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2018	2,000	2,108
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2019	2,310	2,412
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-D-1, 6.25% 2033	1,000	1,136
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	15,400	13,876
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.25% 2025	3,510	3,537
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	5,000	4,607
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	4,000	3,942
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042	2,500	2,500
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047	1,000	1,003
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project),
Series 2011, 5.00% 2021	920	955
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project),
Series 2011, 5.75% 2031	1,235	1,261
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project),
Series 2011, 6.00% 2040	1,000	1,026
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project),
Series 2010-A, 6.00% 2030	350	366
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project),
Series 2010-A, 6.25% 2040	975	1,010
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/
Tax Increment Supported Rev. Bonds, Series 2003, 7.375% 2013 (escrowed to maturity)	500	512
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2021	1,000	1,040
Maher Ranch Metropolitan Dist. No. 4 (Town of Castle Rock), G.O. Limited Tax Ref. Bonds,
Series 2007, RADIAN insured, 5.00% 2022	2,560	2,515
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds,
Series 2007, ACA insured, 5.00% 2021	1,000	1,012
Park Meadows Business Improvement Dist. in the City of Lone Tree, Shared Sales Tax Rev. Bonds,
Series 2007, 5.00% 2017	1,255	1,332
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.25% 2021	1,120	1,068
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	4,493
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	4,500	5,223
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.375% 2031	3,000	3,154
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2034	1,600	1,710
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2041	23,765	25,506
Regional Transportation Dist., Sales Tax Rev. Ref. Bonds (FasTracks Project), Series 2013-A , 5.00% 2027	3,000	3,365
Regional Transportation Dist., Sales Tax Rev. Ref. Bonds (FasTracks Project), Series 2013-A , 5.00% 2028	3,000	3,327
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2017	1,115	1,108
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	1,250	1,089
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds
(Convertible to Unlimited Tax), Series 2007, 5.20% 2036	1,500	1,387
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.375% 2032	1,500	1,664
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2026	1,500	1,409
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2036	2,000	1,686
		224,791
Bonds, notes & other debt instruments
	Principal amount	Value
Connecticut 0.12%	(000)	(000)

Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	$ 1,000	$ 1,029
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-B, 6.125% 2014	90	90
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.125% 2023	3,000	2,907
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	1,000	907
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.00% 2016	630	631
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2021	4,500	4,503
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2031	1,500	1,500
		11,567
Delaware 0.10%

Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	605	625
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2026	1,715	1,913
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2027	1,395	1,553
Transportation Auth., Transportation System Rev. Bonds, Series 2008-B, 5.00% 2025	5,000	5,511
		9,602
District of Columbia 1.00%

Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.00% 2017	2,370	2,536
Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.25% 2016	1,000	1,087
Dist. of Columbia, Rev. Bonds (Brookings Institution Issue), Series 2009, 5.75% 2039	8,000	8,437
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue),
Series 2007, National insured, 5.00% 2029	4,000	4,089
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2018	2,000	2,178
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2019	2,000	2,173
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2020	2,780	3,013
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2023	1,575	1,695
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2024	7,000	7,517
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	24,000	26,475
Dist. of Columbia, Income Tax Secured Rev. Bonds, Series 2011-G, 5.00% 2036	3,000	3,143
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	2,000	2,351
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.25% 2034	10,000	10,838
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2010-A, 5.00% 2039	1,800	1,853
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	5,700	5,637
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-A, 5.00% 2037	3,000	3,093
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-B, 0.64% 2040 (put 2016)[1]	7,500	7,500
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2009-A, 6.00% 2035	1,000	1,122
		94,737
Florida 8.78%

Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project),
Series 2008-D-2, 6.75% 2030	9,000	9,757
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project),
Series 2007-A, 5.75% 2026	2,000	1,815
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2037	1,300	1,229
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,606
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2017	1,300	1,442
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2019	2,900	3,214
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2021	$ 3,210	$ 3,548
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2023	3,545	3,893
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2024	3,725	4,066
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2025	3,920	4,243
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2026	3,120	3,278
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,271
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	12,000	13,628
Citizens Property Insurance Corp., Coastal Account Secured Bonds,
Series 2011-A-3, Assured Guaranty Municipal insured, 1.71% 2014[1]	2,500	2,523
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	23,000	26,594
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	4,000	4,295
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	5,500	6,212
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds,
Series 2007-A, National insured, 5.00% 2017	2,000	2,229
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2019	5,000	5,678
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2020	5,000	5,645
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2021	9,500	10,581
School Board of Collier County, Certs. of Part. (Master Lease Program),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2024	4,080	4,530
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,920	4,459
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2020	5,780	6,407
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.75% 2029	14,755	15,462
Escambia County Health Facs. Auth., Rev. Ref. Bonds (Ascension Health Credit Group),
Series 2003-A, 5.25% 2013	2,000	2,029
Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	8,145	6,702
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014[3]	10,125	—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	39,660	5,169
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2010-A, 5.00% 2024	1,000	1,094
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2022	2,350	2,664
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2023	2,465	2,758
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2024	2,110	2,349
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2025	2,715	3,001
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2026	2,855	3,133
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2027	1,995	2,139
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2039	4,000	4,089
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2011-C, 5.00% 2032	1,500	1,561
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
Series 2002, 6.75% 2034	3,040	3,081
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	2,785	2,263
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project),
Series 2012-A, 5.00% 2027	2,000	2,046
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project),
Series 2012-A, 5.00% 2032	1,000	992
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2014	$ 875	$ 926
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2015	1,160	1,267
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.00% 2016	1,360	1,522
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2019	2,165	2,401
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2022	1,930	2,121
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023	1,780	1,956
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2014 (escrowed to maturity)	125	133
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2015 (escrowed to maturity)	165	182
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2017 (preref. 2015)	150	165
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2020 (preref. 2015)	140	154
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.00% 2016 (escrowed to maturity)	50	57
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2017 (preref. 2016)	85	97
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2019 (preref. 2016)	75	85
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2022 (preref. 2016)	70	80
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023 (preref. 2016)	145	165
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2022	3,945	4,228
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	2,000	2,317
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	850	917
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-A, 5.00% 2028	735	783
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	890	952
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	1,165	1,249
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	17,000	17,726
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	10,000	10,800
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	25,500	28,304
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2023	5,000	5,599
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,243
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	5,000	5,163
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 2027[2]	3,435	3,678
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2007-A, 5.00% 2023	2,130	2,311
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2007-A, 5.00% 2024	1,205	1,277
JEA, Electric System Rev. Ref. Bonds, Series 2012-A, 4.00% 2033	3,000	2,794
JEA, Electric System Rev. Ref. Bonds, Series Three 2012-A, 4.50% 2033	3,000	3,008
JEA, St. Johns River Power Park System Rev. Bonds, Issue Three, Series 2, 5.00% 2037	11,300	11,471
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	595	570
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 2011[3]	$ 250	$ 186
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2003-A, 6.50% 2032	1,480	1,410
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 4.875% 2010[3]	2,950	1,860
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2006-A, 5.30% 2038[3]	2,985	1,020
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2006-B, 5.00% 2011[3]	4,750	1,621
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2009, 1.16% 2014[1]	7,500	7,545
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.81% 2017[1]	11,880	11,808
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2020	2,030	2,150
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2024	2,000	2,052
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds
(Carpenter’s Home Estates, Inc. Project), Series 2008, 5.875% 2019	1,290	1,363
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project),
Series 2006, 5.40% 2037	2,765	2,157
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project),
Series 2006, 5.50% 2036	875	650
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	9,050	8,526
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,750	2,581
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.125% 2026	500	536
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2014	4,040	4,139
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2015	2,000	2,078
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	1,000	1,048
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2017	4,680	4,885
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	8,150	8,238
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	11,000	10,584
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2020	5,010	5,663
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2023	5,000	5,589
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2024	3,000	3,337
Marion County Hospital Dist., Health System Rev. Ref. and Improvement Bonds
(Munroe Regional Health System), Series 2007, 5.00% 2022	1,460	1,631
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds,
Series 2000-A, 7.65% 2032	3,385	3,385
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds,
Series 2002, 6.625% 2032	3,040	2,588
Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center),
Series 2012, 5.50% 2042	2,000	2,004
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds,
Series 2004, 4.60% 2018	3,205	3,208
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2004-A, 6.00% 2035	1,400	1,349
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2004-A, 6.00% 2036[3]	2,085	—
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2005, 5.25% 2015[3]	$ 725	$ —
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2007-A, 6.25% 2038[3]	3,005	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2007-B, 6.15% 2014[3]	1,385	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012, 5.25% 2015[3]	1,285	492
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-1, 0%/6.00% 2036[4]	1,210	982
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-2, 0%/6.25% 2038[4]	2,305	1,808
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-B, 0%/6.81% 2020[4]	3,085	2,795
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds
(Parking Garage Project), Series 2004-A, 6.25% 2037	5,000	5,042
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 4.00% 2018	2,000	2,146
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2020	1,000	1,100
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue),
Series 2012-A, 4.00% 2037	1,000	841
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2024	5,000	5,496
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	3,050	3,050
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	2,500	2,838
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,350	2,640
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	5,000	5,512
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	4,140	4,498
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	4,335	4,652
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2033	2,600	2,635
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2029	3,555	3,628
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2035	1,000	1,026
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2041	4,000	4,098
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.50% 2041	2,800	2,892
Miami-Dade County, Aviation Rev. Bonds, Series 2010-B, 5.00% 2041	5,000	5,018
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.50% 2036	8,000	8,365
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.75% 2023	5,480	6,128
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-B, 5.75% 2021	2,390	2,736
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B-1, 5.75% 2033	5,000	5,529
Miami-Dade County, Water and Sewer System Rev. Bonds, Series 2010, 5.00% 2028	8,000	8,453
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds,
Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	5,000	5,799
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.375% 2024	7,500	8,507
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2021	4,900	5,513
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC-National insured, 5.00% 2020	5,155	5,778
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	130
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2027	1,000	1,066
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028	5,000	5,280
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031	6,500	6,713
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.25% 2020	2,740	3,113
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2023	3,000	3,325
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2026	$ 1,500	$ 1,617
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	3,255	3,619
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2009-A, 5.00% 2020	2,000	2,278
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2011-B, 5.00% 2025	5,015	5,446
Municipal Power Agcy., Rev. Ref. Bonds (St. Lucie Project), Series 2012-A, 5.00% 2026	2,345	2,534
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	730	714
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds
(Mayflower Retirement Center, Inc. Project), Series 2012, 5.125% 2042	750	716
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2009, 5.00% 2014	1,000	1,050
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2005-B, 5.00% 2025 (preref. 2015)	5,030	5,521
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds,
Series 2001, 5.25% 2014 (escrowed to maturity)	2,000	2,118
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	1,500	1,689
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024	1,000	1,162
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	2,000	2,366
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	3,000	3,532
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2029	5,505	5,697
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2035	5,000	5,070
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2040	8,000	8,074
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-C, 5.00% 2040	7,500	7,569
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2024	2,000	2,240
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	27,863
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033	3,500	3,524
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	9,295	9,762
Palm Beach County Health Facs. Auth., Rev. Bonds (Harbour’s Edge Project),
Series 2004-B, 2.75% 2034 (put 2017)	1,200	1,184
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2008-B, 5.50% 2028	5,000	5,599
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2009, 5.25% 2021	4,000	4,682
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010[3]	1,210	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011[3]	575	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	305	319
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	3,765	1,242
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Bonds, Series 2008, 6.75% 2039	3,355	3,038
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund — Intermodal Program),
Series 2011-A, 5.00% 2029	1,240	1,313
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project),
Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	6,000	6,913
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds,
Series 2003-B, 6.375% 2013[3]	1,775	1,349
St. Johns County Industrial Dev. Auth., First Mortgage Rev. Bonds
(Presbyterian Retirement Communities Project), Series 2004-A, 5.625% 2034	1,000	1,012
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 5.75% 2030	1,000	1,039
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 5.875% 2040	5,625	5,809
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 6.00% 2045	3,500	3,639
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project),
Series 2007, 5.00% 2017	1,940	2,012
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project),
Series 2007, 5.00% 2027	4,130	4,067
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Ref. Bonds,
Series 2006, RADIAN insured, 4.50% 2026	$ 1,000	$ 915
Sarasota County, G.O. Bonds, 5.00% 2020	2,410	2,607
Sarasota County, G.O. Bonds, 5.00% 2021	2,555	2,724
Sarasota County, G.O. Bonds, 5.00% 2020 (preref. 2018)	285	336
Sarasota County, G.O. Bonds, 5.00% 2021 (preref. 2018)	300	354
Seminole Tribe of Florida, Series A, 5.25% 2027[2]	8,500	8,847
Seminole Tribe of Florida, Series A, 5.50% 2024[2]	8,000	8,451
Seminole Tribe of Florida, Series A, 5.75% 2022[2]	2,125	2,272
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2008, 5.00% 2028	13,000	13,512
South Lake County Hospital Dist., Rev. Ref. Bonds (South Lake Hospital, Inc.), Series 2010, 5.25% 2034	1,000	1,015
City of South Miami Health Facs. Auth., Hospital Rev. Ref. Bonds
(Baptist Health South Florida Obligated Group), Series 2007, 5.00% 2013	2,295	2,299
City of South Miami Health Facs. Auth., Hospital Rev. Ref. Bonds
(Baptist Health South Florida Obligated Group), Series 2007, 5.00% 2022	5,000	5,585
State Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2022	10,425	11,901
State Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2023	3,045	3,453
State Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2022	5,000	5,722
State Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2023	4,000	4,537
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2026	2,000	2,131
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2027	2,000	2,110
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2028	5,000	5,239
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2023	1,000	1,082
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds
(H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2033	3,000	2,671
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds
(H. Lee Moffitt Cancer Center Project), Series 2012-A, 5.00% 2029	1,430	1,482
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	1,000	1,060
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	1,250	1,313
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	4,000	4,095
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2042	3,000	3,008
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,285	1,208
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2008-A, 5.00% 2035	10,000	10,545
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	2,095	2,475
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
Series 2004, 6.00% 2020	635	626
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
Series 2004, 6.25% 2034	5,700	5,443
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	1,000	1,103
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.10% 2029	5,055	5,406
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds,
Series 2007-A, 6.60% 2039	1,195	1,054
		832,150
Georgia 3.42%

Atlanta Dev. Auth., Student Housing Facs. Rev. Bonds (Piedmont/Ellis, LLC Project Located on the
Campus of Georgia State University), Series 2005-A, XLCA insured, 5.00% 2022 (preref. 2015)	3,000	3,279
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC Univeristy Commons Project),
Series 2013, 5.00% 2027	7,165	7,636
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC Univeristy Commons Project),
Series 2013, 5.00% 2032	1,500	1,514
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2025	1,000	1,094
Bonds, notes & other debt instruments
	Principal amount	Value
Georgia (continued)	(000)	(000)

Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2026	$ 4,000	$ 4,320
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	1,500	1,170
City of Atlanta, Airport General Rev. Bonds, Series 2012-B, 5.00% 2037	2,000	2,022
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2010-C, 5.00% 2025	10,000	10,877
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2022	7,000	7,864
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2023	7,000	7,773
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2024	7,000	7,687
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	5,000	5,546
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	23,873
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Ninth
Series 1994, 1.20% 2032 (put 2014)	3,000	3,001
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-E, 7.00% 2023	19,670	23,178
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-C, 5.70% 2043	8,000	8,356
Dev. Auth. of Cobb County, Student Recreation and Activities Center Rev. Bonds
(KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2035	1,000	1,012
Dev. Auth. of Cobb County, Student Recreation and Activities Center Rev. Bonds
(KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2038	1,500	1,513
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.00% 2030	4,950	5,180
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.125% 2040	7,800	8,119
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2030	2,500	2,643
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2031	1,500	1,583
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2036	2,500	2,601
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds
(GGC Foundation, LLC Project), Series 2009, 6.00% 2029	5,000	5,399
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds
(GGC Foundation, LLC Project), Series 2009, 6.125% 2040	5,000	5,365
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	5,405	4,825
G.O. Ref. Bonds, Series 2009-I, 5.00% 2019	5,000	5,972
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	3,455	3,494
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	4,000	3,763
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2021	5,000	5,761
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2024	2,500	2,849
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2025	2,500	2,831
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates
(Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	12,345	12,451
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project),
Series 2008, 6.00% 2034	9,500	10,536
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project),
Series 2009-A, 5.375% 2029	2,500	2,612
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project),
Series 2009-A, 5.50% 2039	2,135	2,203
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation III, LLC Project),
Series 2010-A, Assured Guaranty insured, 5.00% 2022	1,940	2,162
Bonds, notes & other debt instruments
	Principal amount	Value
Georgia (continued)	(000)	(000)

Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	$ 1,570	$ 1,640
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2014	1,285	1,320
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2017	2,000	2,192
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2018	1,165	1,295
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2022	2,000	2,162
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	4,500	4,929
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	9,000	9,849
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2021	5,000	5,354
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 4.625% 2015	1,705	1,720
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 4.75% 2017	1,945	1,954
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 5.25% 2027	2,625	2,488
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 5.25% 2037	3,025	2,647
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.00% 2014 (escrowed to maturity)	2,000	2,104
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.00% 2015 (preref. 2014)	1,000	1,062
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.625% 2030 (preref. 2014)	3,000	3,205
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds
(Georgia College & State University Foundation Property V, LLC Project),
Series 2007, AMBAC insured, 0.834% 2033[1]	7,000	5,843
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	6,500	7,503
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.50% 2026	6,000	6,782
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	27,125
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 6.00% 2023	11,100	13,069
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2016	7,000	7,785
		324,092
Guam 0.06%

Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	998
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,100	1,125
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,064
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	2,500	2,570
		5,757
Hawaii 0.06%

Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.),
Series 2010-B, 5.625% 2030	1,000	1,030
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 5.25% 2034	1,575	1,673
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 6.00% 2038	2,645	3,005
		5,708
Idaho 0.06%

Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund),
Series 2009-A, 5.00% 2027	2,260	2,387
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund),
Series 2009-A, 5.25% 2025	3,260	3,548
		5,935
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois 8.34%	(000)	(000)

Village of Bartlett, Cook, DuPage and Kane Counties, Tax Increment Rev. Ref. Bonds
(Bartlett Quarry Redev. Project), Series 2007, 5.35% 2017	$ 1,935	$ 1,978
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds
(Forest City Project), Series 2005, 5.90% 2027	2,000	1,706
Build Bonds (Sales Tax Rev. Bonds), Series 2009-A, 5.00% 2027	6,450	6,866
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2024	5,510	6,128
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.25% 2034	2,500	2,617
Build Bonds (Sales Tax Rev. Bonds), Series April 2002, FGIC-National insured, 6.00% 2023	1,000	1,229
Build Bonds (Sales Tax Rev. Bonds), Series October 2011, 5.00% 2029	4,000	4,180
Build Bonds (Sales Tax Rev. Ref. Bonds), Second Series May 2002, FGIC-National insured, 5.75% 2019	6,250	7,514
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2020	5,000	5,815
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 5.00% 2030	1,925	1,840
Chicago Housing Auth., Capital Program Rev. Ref. Bonds,
Series 2006, Assured Guaranty Municipal insured, 5.00% 2019 (preref. 2016)	10,455	11,678
Chicago Housing Auth., Capital Program Rev. Ref. Bonds,
Series 2006, Assured Guaranty Municipal insured, 5.00% 2020 (preref. 2016)	12,565	14,035
Chicago Housing Auth., Capital Program Rev. Ref. Bonds,
Series 2006, Assured Guaranty Municipal insured, 5.00% 2022 (preref. 2016)	5,000	5,585
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2022	2,250	2,504
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.25% 2036	3,000	3,077
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.25% 2040	10,000	10,209
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2019	5,375	5,669
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2020	5,640	5,941
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2010-B, 5.00% 2034 (put 2015)	3,100	3,275
City of Chicago, G.O. Bonds (Emergency Telephone System),
Ref. Series 1999, FGIC-National insured, 5.25% 2020	2,000	2,291
City of Chicago, G.O. Bonds, Ref. Series 2009-A, 5.00% 2026	5,000	5,096
City of Chicago, G.O. Bonds, Ref. Series 2009-A, Assured Guaranty Municipal insured, 5.00% 2026	5,000	5,096
City of Chicago, G.O. Bonds, Series 2011-A, 5.00% 2040	5,000	4,857
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds,
Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,086
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds,
Series 2005-A, FGIC-National insured, 5.00% 2033	5,000	5,034
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2035	8,515	8,361
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2040	5,000	4,892
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	13,000	13,548
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-C, 5.50% 2031	3,000	3,189
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, FGIC-National insured, 5.25% 2015	1,500	1,602
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2016	5,000	5,521
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2017	4,000	4,525
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2023	4,000	4,426
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2029	5,000	5,206
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2011-A, 5.00% 2041	1,500	1,520
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015	3,245	3,102
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, 5.00% 2042	5,000	5,013
City of Chicago, Wastewater Transmission Rev. Project Bonds,
Series 2012, Assured Guaranty Municipal insured, 5.00% 2037	400	408
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds,
Unlimited Tax Series A of March 2007, 5.00% 2020	6,000	7,085
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois (continued)	(000)	(000)

Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2023	$ 2,000	$ 2,216
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2025	1,000	1,072
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2026	4,175	4,419
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2027	1,000	1,043
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	5,945	6,666
County of Cook, Sales Tax Rev. Bonds, Series 2012, 5.00% 2037	3,500	3,607
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 1994-D, FGIC-National insured, 7.75% 2019	4,500	5,427
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2003-B, National insured, 5.75% 2033	9,630	10,673
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2021	8,540	10,047
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2022	6,500	7,619
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	3,820	4,585
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	2,000	2,380
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	2,150	2,562
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2024 (preref. 2019)	2,810	3,332
Dev. Fin. Auth., Revolving Fund Rev. Bonds (Master Trust), Series 2002, 5.50% 2016	7,165	7,195
Dev. Fin. Auth., Revolving Fund Rev. Bonds (Master Trust), Series 2002, 5.50% 2017	2,885	2,897
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,000	1,042
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.60% 2036 (put 2015)	6,000	6,436
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.75% 2036 (put 2016)	2,000	2,198
Fin. Auth. Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044	3,000	3,253
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,975	2,071
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,475	1,502
Fin. Auth., Recovery Zone Fac. Rev. Bonds (Navistar International Corp. Project), Series 2010, 6.50% 2040	2,425	2,489
Fin. Auth., Rev. Bonds (Admiral at the Lake Project), Series 2010-D-3, 6.00% 2017	525	525
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 6.50% 2038	3,000	3,434
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2012, 5.00% 2042	4,000	3,934
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	1,000	1,127
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2010-B, 5.375% 2044	1,000	1,021
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	2,705	3,059
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 4.75% 2028	500	508
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 5.00% 2024	2,650	2,830
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040	16,020	17,563
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	2,035	2,305
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2017	1,860	2,157
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,192
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2024	600	665
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	9,500	9,954
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, 5.00% 2026	11,050	11,705
Fin. Auth., Rev. Bonds (Ingalls Health System), Series 2013, 5.00% 2043	1,000	922
Fin. Auth., Rev. Bonds (Lutheran Home and Services Obligated Group), Series 2012, 5.50% 2030	1,500	1,437
Fin. Auth., Rev. Bonds (Lutheran Home and Services Obligated Group), Series 2012, 5.625% 2042	800	739
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2008-A, 5.25% 2028	3,000	3,081
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois (continued)	(000)	(000)

Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 6.00% 2043	$ 2,700	$ 2,778
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014	1,740	1,812
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.625% 2018	2,320	2,369
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	1,250	1,192
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2020	1,340	1,497
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2021	2,455	2,731
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2028	4,630	5,130
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.75% 2033	1,250	1,381
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 6.25% 2038	12,000	13,332
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	4,250	4,541
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.25% 2040	5,350	5,493
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034	3,500	3,563
Fin. Auth., Rev. Ref. Bonds (Ascension Health Alliance Credit Group), Series 2012-A, 5.00% 2042	4,000	3,951
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-6, 6.00% 2028[3]	700	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-7, 6.125% 2041[3]	8,750	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-B, 0% 2050	4,050	—
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2004-B, 6.50% 2034	1,250	1,286
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2004-B, 6.50% 2034 (preref. 2017)	1,200	1,437
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2022	3,095	3,432
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2023	5,850	6,432
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2025	3,000	3,255
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2042	6,500	6,514
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2022 (preref. 2017)	345	396
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2023 (preref. 2017)	650	746
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2018	1,070	1,144
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	7,800	7,825
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.25% 2037	9,530	9,139
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial HealthCare), Series 2013, 5.00% 2037	1,000	1,020
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	14,000	15,698
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.25% 2022	2,500	2,692
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	2,000	2,075
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	4,500	4,663
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	15,335	16,550
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2021	2,300	2,475
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2022	4,520	4,735
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2023	4,755	4,948
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	8,000	9,724
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	14,000	14,879
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	5,360	5,387
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2018	1,910	2,070
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2019	2,005	2,149
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2020	2,105	2,230
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	3,000	3,105
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	10,500	11,111
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026	4,000	4,180
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. — Illinois State University Project),
Series 2011, 6.75% 2031	1,000	1,085
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. — Illinois State University Project),
Series 2011, 7.00% 2043	10,000	10,964
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. — Northern Illinois University Project),
Series 2011, 6.875% 2043	27,500	30,619
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	7,905	7,910
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	10,000	10,186
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois (continued)	(000)	(000)

Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	$ 4,000	$ 4,288
G.O. Bonds, Illinois FIRST, Series of May 2001, Assured Guaranty Municipal insured, 5.50% 2016	2,000	2,217
G.O. Bonds, Series of July 2013, 5.50% 2038	1,000	1,011
G.O. Bonds, Series of March 2012, 5.00% 2023	2,000	2,120
G.O. Bonds, Series of March 2012, 5.00% 2035	1,000	958
G.O. Ref. Bonds, 5.25% 2029	2,800	2,817
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.),
Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	4,977
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[5]	990	925
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.55% 2021	755	764
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.65% 2026	2,270	2,280
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.55% 2016	515	511
Village of Manhattan (Will County), Special Service Area Number 2007-5, Special Tax Bonds
(Lakeside Towns at Liberty Center Project), Series 2007, 6.125% 2040[3]	2,300	736
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022[3]	1,900	323
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds,
Series 2012-A, 5.00% 2042	3,100	3,131
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds
(Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	853	753
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2013	1,470	1,488
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	1,000	1,079
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2017	1,000	1,118
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	3,500	3,981
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	7,500	8,544
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2036	5,500	5,291
State Toll Highway Auth., Toll Highway Priority Rev. Bonds,
Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2024	5,000	5,501
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	18,210	19,638
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,397
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,060
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,152
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	3,500	3,630
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	25,850	26,217
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,144
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	10,784
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	10,474
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,131
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,177
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
Series 2013-A, 5.00% 2025	10,000	10,995
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 5.25% 2041	1,750	1,791
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 5.50% 2031	2,000	2,120
Board of Trustees of the University of Illinois, Certs. of Part. (Ref. and Projects),
Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2025	7,145	7,822
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2019	1,000	1,114
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds,
Series 2002, Assured Guaranty Municipal insured, 0% 2017	2,000	1,831
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, National insured, 5.00% 2017 (preref. 2015)	1,500	1,659
		790,373
Bonds, notes & other debt instruments
	Principal amount	Value
Indiana 2.10%	(000)	(000)

City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project),
Series 2007, 5.00% 2024	$ 1,355	$ 1,257
Bond Bank, Special Program Gas Rev. Bonds, Series 2007-A, 5.25% 2020	985	1,121
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2027	1,800	1,857
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	3,000	3,256
Fin. Auth., Health System Rev. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group),
Series 2009-A, 5.25% 2039	1,000	1,020
Fin. Auth., Hospital Rev. Ref. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042	1,350	1,295
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	7,000	7,099
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2039	17,750	17,661
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2018	1,125	1,216
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	7,500	8,079
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2033	5,000	5,006
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2029	1,450	1,504
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project),
Series 2012-A, 5.00% 2032	6,500	6,261
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project),
Series 2012-A, 5.00% 2039	16,415	15,375
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-B, 5.00% 2028	2,000	2,064
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2024	5,535	6,286
Fin. Auth., State Revolving Fund Program Rev. Ref. Bonds, Series 2005-A, 5.25% 2017	1,500	1,718
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-A, 5.25% 2031	5,000	5,268
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.25% 2017	1,400	1,579
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.50% 2022	5,000	5,362
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	5,870	6,108
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	9,400	9,665
Health and Educational Fac. Fncg. Auth., Rev. Ref. Bonds (Ascension Health Credit Group),
Series 2006-B-5, 5.00% 2036	10,000	10,035
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2019 (preref. 2015)	4,195	4,534
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2008-A, 5.00% 2038	1,405	1,460
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2028	2,000	2,188
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2012-A, 5.00% 2037	1,500	1,581
Trustees of Indiana University, Student Fee Rev. Ref. Bonds, Series O, FGIC-National insured, 5.375% 2016	4,690	5,332
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project),
Series 2007-B, National insured, 5.25% 2023	10,420	11,980
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project),
Series 2007-B, National insured, 5.25% 2023	6,055	6,964
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds, Series 2011-K, 5.00% 2024	2,000	2,170
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, National insured, 5.60% 2016	1,000	1,108
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.60% 2016	1,000	1,108
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	3,000	3,428
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	3,000	3,350
Bonds, notes & other debt instruments
	Principal amount	Value
Indiana (continued)	(000)	(000)

Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2009-B, 5.50% 2026	$ 2,000	$ 2,290
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2011-A, 5.00% 2031	2,000	2,075
North Side High School Building Corp. (Fort Wayne), First Mortgage Rev. Ref. Bonds,
Series 2007, Assured Guaranty Municipal insured, 5.00% 2018	1,650	1,886
City of Petersburg, Pollution Control Rev. Ref. Bonds (Indianapolis Power & Light Co. Project),
Series 1993-B, AMBAC insured, 5.40% 2017	5,000	5,616
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2018	1,130	1,313
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2019	1,430	1,678
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,307
Trustees of Purdue University, Purdue University Student Fee Bonds, Rev. Ref. Bonds,
Series 2012-AA, 5.00% 2030	1,500	1,609
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.00% 2028	1,500	1,641
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2021	1,620	1,900
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2022	1,825	2,140
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2027	1,000	1,128
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2018	1,185	1,283
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2019	1,245	1,344
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2026	4,000	4,036
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042	2,000	1,980
		199,521
Iowa 0.32%

Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2009-A, 5.00% 2038	495	513
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 2043[5]	988	958
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	18,000	17,645
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	2,000	1,983
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027	3,500	3,789
IJOBS Program Special Obligation Bonds, Series 2010-A, 5.00% 2029	4,590	4,932
		29,820
Kansas 0.48%

Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2012-A, 5.00% 2032	1,500	1,522
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	3,625	3,554
City of Lawrence, Hospital Rev. Ref. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2018	890	966
City of Lawrence, Hospital Rev. Ref. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2020	530	563
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	265
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	790
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.25% 2022	2,500	2,504
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	13,000	11,960
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 4.85% 2016	753	763
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	1,894	1,594
City of Salina, Hospital Rev. Ref. and Improvement Bonds (Salina Regional Health Center, Inc.),
Series 2006, 4.625% 2031	1,825	1,753
Dept. of Transportation, Highway Rev. Ref. Bonds, Series 2012-B, 5.00% 2019	15,000	17,942
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	890	910
		45,086
Bonds, notes & other debt instruments
	Principal amount	Value
Kentucky 0.20%	(000)	(000)

Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2013-A, 5.25% 2024	$ 5,000	$ 5,598
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bond (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.00% 2017	3,000	3,379
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.375% 2024	1,000	1,113
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,034
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	3,000	3,093
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2010-1, 0.774% 2020[1]	3,385	3,367
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,500	1,590
		19,174
Louisiana 2.13%

Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	7,500	8,226
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	22,000	23,839
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	4,000	4,311
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds
(Mortgage-backed Securities Program), Series 2007-A, 5.40% 2038	360	376
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. Ref. Bonds
(Mortgage-backed Securities Program), Series 2009-A-2, 5.25% 2039	845	883
G.O. Bonds, Series 2011-A, 5.00% 2022	10,000	11,696
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program),
Series 2007-A-1, 5.85% 2038	2,865	3,048
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program),
Series 2008-A, 6.55% 2040	365	388
Jefferson Parish Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	1,260	1,321
Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds
(West Jefferson Medical Center), Series 2011-A, 6.00% 2039	6,500	6,847
Lafayette Public Trust Fncg. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007 (Go Zone), 5.35% 2041	2,618	2,735
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	10,270	10,572
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	23,500	24,720
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	3,100	3,332
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	11,275	11,934
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	3,500	3,704
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	2,000	2,191
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	5,000	5,417
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	2,500	2,537
Military Dept., Custodial Receipts, 5.00% 2021	10,435	10,959
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, Assured Guaranty Municipal insured, 5.75% 2014	3,495	3,651
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	6,695	6,794
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	1,740	1,767
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.25% 2031	2,500	2,685
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.50% 2037	2,420	2,669
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.75% 2041	2,000	2,213
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Community Hospitals Project), Series 2007-B, 5.25% 2027	1,500	1,547
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	3,000	3,235
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds,
Series 2010, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,043
Bonds, notes & other debt instruments
	Principal amount	Value
Louisiana (continued)	(000)	(000)

Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	$ 1,100	$ 1,098
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	12,325	12,232
Fin. Auth. of St. Tammany Parish, Single-family Mortgage Rev. Bonds (Home Ownership Program),
Series 2007-A, 4.85% 2039	415	418
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2024	12,000	12,538
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2025	3,420	3,609
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2026	7,500	7,864
		202,399
Maine 0.13%

Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	8,000	8,931
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	2,000	2,216
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	500	562
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	720	771
		12,480
Maryland 0.77%

City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	654	611
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,050	2,132
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	2,000	2,028
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	17,000	17,050
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	2,000	2,085
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.25% 2023	1,300	1,374
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2020	1,000	1,050
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,295	1,416
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,350	3,447
G.O. Ref. Bonds, State and Local Facs. Loan of 2011, Second Series E, 5.00% 2018	4,750	5,612
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2006-A, 5.125% 2026	2,265	2,292
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2006-A, 5.125% 2036	5,640	5,443
Health and Higher Educational Facs. Auth., First Mortgage Rev. Ref. Bonds
(PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	2,400	2,149
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue),
Series 1998-B, AMBAC insured, 5.25% 2038	1,035	1,037
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue),
Series 2008, 5.75% 2033	1,500	1,538
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue),
Series 2010, 6.25% 2045	1,000	1,057
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,225	1,296
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 5.00% 2019	1,500	1,641
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds,
Series 2013-A, 4.00% 2031	1,500	1,579
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2012-A, 5.00% 2019	10,000	12,016
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2002-A, RADIAN insured, 5.375% 2020	910	916
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	2,300	2,268
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.70% 2026	1,000	1,012
Bonds, notes & other debt instruments
	Principal amount	Value
Maryland (continued)	(000)	(000)

Prince George’s County, Special Obligation Ref. Bonds
(Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2032	$ 1,150	$ 1,155
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	1,204	1,110
		73,314
Massachusetts 2.36%

Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017	2,905	3,400
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2007-A-1, 5.25% 2032	10,000	11,036
Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017 (escrowed to maturity)	95	111
Berkshire Wind Power Cooperative Corp. (Massachusetts Municipal Lighting Plant Cooperative),
Wind Project Rev. Bonds, Berkshire Series 1, 5.25% 2026	3,000	3,173
Catholic Health East, Health System Rev. Ref. Bonds, Series 2009, 6.25% 2032	795	878
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2019	1,000	1,072
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2021	3,000	3,152
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2022	1,495	1,560
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	8,375	8,031
Dev. Fin. Agcy., Hospital Rev. Bonds (Healthcare Obligated Group Issue), Series 2013, 5.25% 2041	4,500	4,464
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 2042	14,920	12,546
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-U-1, 0.64% 2040 (put 2017)[1]	1,000	999
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-X, 5.00% 2048	7,500	7,525
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series U-4, 5.60% 2035	5,000	5,590
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series V-1, 5.00% 2029	15,800	16,670
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.00% 2036	1,000	962
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,490	1,543
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2019	1,040	1,004
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2020	1,089	1,038
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2026	1,412	1,261
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	1,056	913
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	705	583
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	1,773	1,428
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	375	269
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	1,867	11
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2011-K-6, 5.375% 2041	1,000	1,031
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031	1,000	1,042
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue),
Series 2007-G-2, Assured Guaranty Municipal insured, 0.62% 2042[1]	5,000	5,000
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014	1,085	1,089
Dev. Fin. Agcy., Rev. Ref. Bonds (Harvard University Issue), Series 2010-B-2, 5.25% 2034	7,185	7,815
Health and Educational Facs. Auth., Rev. Ref. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036	12,320	13,756
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	2,000	2,220
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	3,000	3,330
Dev. Fin. Agcy., Rev. Ref. Bonds, UMass Memorial Issue, Series 2011-H, 5.50% 2031	1,500	1,553
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-A, 7.875% 2044	1,000	79
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-B-2, 6.25% 2014	2,315	210
G.O. Bonds, Consolidated Loan of 2008, Series A, 5.00% 2033	8,070	8,393
G.O. Ref. Bonds, Series 2013-B, 5.00% 2023	1,000	1,182
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue),
Series 2009-K-2, 5.00% 2039 (put 2015)	1,200	1,270
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
Series 2008-O, 6.00% 2036	7,000	7,979
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-1, 5.125% 2033	2,500	2,535
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-2, 5.375% 2025	2,500	2,720
Health and Educational Facs. Auth., Rev. Ref. Bonds (Lahey Clinic Medical Center Issue),
Series 2005-C, FGIC-National insured, 5.00% 2016	5,945	6,401
Bonds, notes & other debt instruments
	Principal amount	Value
Massachusetts (continued)	(000)	(000)

Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue),
Series 2008-T-1, 5.00% 2032	$ 1,050	$ 1,065
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	8,380	8,590
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	5,500	6,099
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	1,000	1,085
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 2049	4,000	4,093
Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series 2010-A, 3.375% 2016	2,795	2,914
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	3,585	3,681
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	5,000	5,139
Port Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,090	1,256
Port Auth., Special Facs. Rev. Bonds (ConRAC Project), Series 2011-A, 5.125% 2041	10,250	10,426
School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2012-B, 5.00% 2019	4,000	4,738
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	5,000	5,699
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	4,111
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	5,962
State College Building Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2030	1,000	1,063
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.25% 2018	1,000	1,189
		223,934
Michigan 2.96%

Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.00% 2038	5,800	5,691
City of Detroit, G.O. Bonds, Series 2001-A-1, National insured, 5.375% 2018	1,600	1,533
City of Detroit, Sewage Disposal System Rev. Ref. Bonds,
Series 2006-D, Assured Guaranty Municipal insured, 0.784% 2032[1]	4,850	3,675
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds,
Series 2012-A, 5.25% 2039	4,900	4,492
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	16,000	14,666
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,119
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2016	4,000	4,227
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2018	4,920	5,132
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	2,000	2,089
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2027	3,500	3,618
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2028	3,610	3,705
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2030	4,000	4,065
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	6,865	7,617
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2019	1,000	1,097
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2024	9,145	9,782
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	3,000	3,096
Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	6,250	6,213
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	2,500	2,953
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.50% 2033	5,000	5,733
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	3,000	2,873
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	500	456
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,795
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	2,500	2,867
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 4.75% 2031	3,360	3,218
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2026	6,665	6,756
Bonds, notes & other debt instruments
	Principal amount	Value
Michigan (continued)	(000)	(000)

Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	$12,705	$12,294
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2020	1,115	1,210
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2021	2,165	2,248
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	10,000	9,418
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.625% 2029	1,500	1,550
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2035	1,000	979
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020	2,580	2,737
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	6,000	6,434
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2029	2,000	2,031
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O bonds,
Series 2013-I, 5.00% 2023	560	615
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O bonds,
Series 2013-I, 5.00% 2026	1,050	1,095
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O bonds,
Series 2013-I, Assured Guaranty Municipal insured, 5.00% 2038	2,000	1,994
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds
(Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2019	1,405	1,532
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds
(Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2035	1,500	1,532
Oakland University, Ref. Bonds, Series 2013-A, 5.00% 2027	500	535
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	2,000	2,293
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.00% 2029	2,000	2,404
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.25% 2039	3,000	3,627
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2010-H, 5.00% 2030	5,300	5,267
State Trunk Line Fund Bonds, Series 2011, 5.00% 2036	2,000	2,087
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	1,000	1,149
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	8,000	9,029
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2011-I-A, 5.125% 2030	2,000	2,097
State Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 2.00% 2033 (put 2014)	5,400	5,493
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-1, 5.25% 2029 (put 2014)	4,750	4,978
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-2, 5.50% 2029 (put 2016)	2,000	2,220
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-KT, 5.625% 2020	1,500	1,767
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 6.00% 2034	1,000	832
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 6.00% 2048	34,730	27,541
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds,
Series 2008-A, 6.875% 2042	10,010	9,674
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-A, 5.00% 2032	2,500	2,460
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-A, 5.00% 2037	7,400	7,157
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-C, 5.00% 2021	12,190	13,568
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-C, 5.00% 2022	2,140	2,353
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-C, 5.50% 2020	9,000	10,443
Bonds, notes & other debt instruments
	Principal amount	Value
Michigan (continued)	(000)	(000)

Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-D, 5.00% 2016	$ 1,400	$ 1,567
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-B, 5.00% 2019	1,290	1,474
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2042	2,000	1,861
		281,013
Minnesota 0.19%

Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program),
Series 2012-B, 2.25% 2042[5]	9,511	9,348
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program),
Series 2010-A, 4.25% 2028	1,765	1,867
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program),
Series 2011-B, 4.50% 2031	830	878
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program),
Series 2011-D, 4.50% 2034	875	937
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program),
Series 2011-G, 4.25% 2035	1,195	1,266
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	895	967
Minneapolis/St. Paul Housing Fin. Board, Single-family Mortgage Rev. Bonds
(Mortgage-backed Securities Program — City Living Home Programs), Series 2006-A-3, 5.70% 2027	702	732
City of Wayzata, Senior Housing Entrance Deposit Rev. Bonds (Folkestone Senior Living Community),
Series 2012-B, 4.875% 2019	2,200	2,211
		18,206
Mississippi 0.56%

Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2026	5,065	5,106
Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County, Mississippi Highway Ref. Project),
Series 2013-A, 5.00% 2025	3,000	3,329
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County, Mississippi Highway Ref. Project),
Series 2013-C, 5.00% 2026	4,000	4,407
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013	2,000	2,026
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015	3,000	3,319
Home Corp., Homeownership Mortgage Rev. Bonds, Series 2010-A, 4.50% 2031	970	1,031
Home Corp., Single-family Mortgage Rev. Bonds, Series 2007-A-1, 5.50% 2038	3,305	3,529
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	1,455	1,573
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Baptist Memorial Health Care),
Series 2004-B-1, 5.00% 2024	15,205	15,845
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.),
Series 2007-A, 5.00% 2017	3,000	3,379
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.),
Series 2007-A, 5.00% 2026	2,000	2,057
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	3,740	3,979
Warren County, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	1,500	1,506
Warren County, Gulf Opportunity Zone Bonds, Series 2010-A, 5.80% 2034	2,000	2,101
		53,187
Missouri 0.73%

Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds
(Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2017	1,000	1,080
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds
(Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2018	1,500	1,622
Bonds, notes & other debt instruments
	Principal amount	Value
Missouri (continued)	(000)	(000)

Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds
(Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2036	$ 5,000	$ 4,799
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds,
Series 2006, Assured Guaranty insured, 4.00% 2026	1,250	1,125
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	630	634
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 5.00% 2014	1,260	1,291
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-B, 5.00% 2030	2,835	2,902
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds
(St. Luke’s Episcopal — Presbyterian Hospitals), Series 2006, 5.00% 2019	2,830	3,035
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects),
Series 2010, 5.50% 2042	2,250	2,248
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2027	2,930	2,936
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2037	3,065	2,839
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	4,215	3,887
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-C, 4.90% 2036	945	965
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-D, 4.80% 2040	1,255	1,299
I-470 and 350 Transportation Dev. Dist. (Lee’s Summit), Transportation Sales Tax Rev. Ref. and
Improvement Bonds, Series 2007, RADIAN insured, 4.60% 2029	1,700	1,664
Joint Municipal Electric Utility Commission, Power Project Rev. Bonds (Plum Point Project),
Series 2006, National insured, 5.00% 2020	1,620	1,690
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds
(John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	7,500	7,367
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds
(John Knox Village Obligated Group), Series 2007-A, 5.125% 2032	7,300	6,701
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,025	2,237
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	3,000	3,338
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2027	6,270	6,811
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2029	3,125	3,320
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds
(Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	5,500	5,501
		69,291
Nebraska 0.34%

Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2018	2,100	2,335
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2027	3,985	4,030
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2042	1,000	961
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.25% 2037	6,275	6,296
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	10,795	11,212
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,300	1,357
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2033	1,000	1,092
Public Power Dist., General Rev. Bonds, Series 2008-B, 5.00% 2028	4,490	4,781
		32,064
Nevada 2.56%

Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	2,420	2,704
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2022	8,000	8,904
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2023	7,000	7,728
Bonds, notes & other debt instruments
	Principal amount	Value
Nevada (continued)	(000)	(000)

Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds,
Series 2008, 5.625% 2032	$ 1,000	$ 1,117
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC-National insured, 5.00% 2036	20,000	20,031
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	18,489
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2017	1,500	1,708
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2023	7,025	7,704
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2010-A, 5.00% 2030	14,000	14,568
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2010-A, 5.125% 2034	10,980	11,364
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2010-A, 5.25% 2042	8,000	8,263
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, 5.00% 2028	5,780	6,081
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, 5.00% 2033	1,885	1,928
Clark County, G.O. (Limited Tax) Bond Bank Bonds, Series 2008, 5.00% 2021	11,155	12,713
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Improvement and Ref. Bonds,
Series 2010-B, 5.00% 2028	4,500	4,780
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2022	10,580	12,127
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds,
Series 2010-B, 5.00% 2019	3,000	3,494
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area),
Local Improvement Ref. Bonds, Series 2006-B, 5.30% 2029	3,780	3,115
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
Series 2001-B, 6.75% 2021	1,330	1,344
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds,
Series 2012, 5.00% 2019	4,375	4,486
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds,
Series 2007-B, FGIC-National insured, 5.00% 2026	9,640	10,424
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2008-C, 5.00% 2020	7,115	8,070
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2014	1,500	1,563
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2015	2,000	2,159
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 4.80% 2014	1,765	1,754
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2018	360	368
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2025	3,935	3,793
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.25% 2026	2,495	2,025
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.30% 2035	10,950	8,030
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013	1,075	1,083
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018	2,845	2,855
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2024	4,850	5,486
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project),
Series 2003-A, 5.00% 2014	3,920	3,925
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2030	8,000	8,401
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2025	2,360	2,607
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2026	4,330	4,728
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2032	2,000	2,082
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2037	3,500	3,583
Bonds, notes & other debt instruments
	Principal amount	Value
Nevada (continued)	(000)	(000)

Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2042	$ 1,000	$ 1,017
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2022	3,295	3,400
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2027	9,385	9,396
City of Reno, Hospital Rev. Bonds (Washoe Medical Center Project),
Series 2004-A, AMBAC insured, 5.50% 2028	1,625	1,658
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,480
		242,535
New Hampshire 0.42%

Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.00% 2027	3,000	3,179
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	18,115	18,886
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-B-1, 5.55% 2017	400	400
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-B-2, 5.30% 2017	2,595	2,595
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.00% 2037	8,500	8,568
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	2,500	2,553
Health and Educational Facs. Auth., Healthcare System Rev. Bonds
(Covenant Health Systems Obligated Group Issue), Series 2007-A, 5.25% 2024	1,910	2,016
Turnpike System Rev. Bonds, Ref. Series 2012-B, 5.00% 2020	1,000	1,164
		39,361
New Jersey 2.45%

Camden County Improvement Auth., Health Care Redev. Project Rev. Bonds
(Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	1,335	1,323
Certs. of Part., Series 2008-A, 5.00% 2023	1,000	1,085
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015
(escrowed to maturity)	1,500	1,639
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation
Improvement Dist. Project), Series 1998-A, 6.375% 2018 (preref. 2014)	1,000	1,049
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation
Improvement Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)	4,500	4,720
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.),
Series 2006, 5.00% 2016	1,000	1,038
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.),
Series 2006, 5.25% 2026	1,925	1,931
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.),
Series 2006, 5.25% 2036	5,250	4,983
Econ. Dev. Auth., Rev. Bonds (Provident Group — Montclair Properties LLC —
Montclair State University Student Housing Project), Series 2010-A, 5.375% 2025	4,160	4,443
Econ. Dev. Auth., Rev. Bonds (Provident Group — Montclair Properties LLC —
Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	5,000	5,246
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	325	336
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.50% 2018	750	807
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2018 (preref. 2015)	2,000	2,147
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-P, 5.25% 2018 (preref. 2015)	1,500	1,650
Econ. Dev. Auth., School Facs. Construction Notes, Series 2012-H, 0.96% 2017[1]	4,250	4,258
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2008-W, 5.00% 2019	2,315	2,624
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2024	3,630	3,959
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.50% 2036	2,500	2,637
G.O. Ref. Bonds, Series Q, 5.00% 2020	2,650	3,123
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,500	1,689
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032	3,500	3,603
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037	3,500	3,576
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2025	1,000	1,037
Bonds, notes & other debt instruments
	Principal amount	Value
New Jersey (continued)	(000)	(000)

Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Clare’s Hospital, Inc. Issue),
Series 2004-A, RADIAN insured, 5.25% 2016 (escrowed to maturity)	$ 4,740	$ 5,312
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Clare’s Hospital, Inc. Issue),
Series 2004-B, National insured, 5.25% 2015 (escrowed to maturity)	2,150	2,332
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue),
Series 2011, 6.00% 2026	1,000	1,057
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	8,000	8,908
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.00% 2015	3,000	3,271
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2013-J, 5.00% 2019	500	579
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2013-J, 5.00% 2028	7,000	7,625
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-1-A, 4.625% 2026	9,500	8,226
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-1-A, 5.00% 2041	27,500	20,139
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	5,500	5,533
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2018	7,750	8,375
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2021	5,000	5,357
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds),
Series 2010-A, 0% 2030	10,000	3,943
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds),
Series 2010-A, 0% 2040	9,000	1,803
Transportation Trust Fund Auth., Transportation System Bonds,
Series 2004-A, FGIC-National insured, 5.75% 2025	5,000	5,913
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	3,255	3,666
Transportation Trust Fund Auth., Transportation System Bonds, Series 2011-B, 5.50% 2031	2,000	2,134
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.25% 2020	10,000	11,722
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.25% 2021	10,000	11,661
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.25% 2022	20,000	23,150
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds,
Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,206
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,153
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020 (preref. 2015)	4,000	4,343
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038 (preref. 2018)	1,745	2,160
Turnpike Auth., Turnpike Rev. Bonds, Series 2013-A, 5.00% 2025	5,000	5,474
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.74% 2024 (put 2018)[1]	3,100	3,108
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 0.68% 2023 (put 2017)[1]	4,015	4,018
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 0.74% 2024 (put 2018)[1]	3,625	3,625
		232,696
New Mexico 0.27%

Bernalillo County, Gross Receipts Tax Rev. Ref. Bonds, Series 1998, 5.20% 2021	6,040	7,024
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, 0.925% 2028[1]	2,035	2,025
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2015	5,025	5,404
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group),
Series 2012, 5.00% 2032	1,000	899
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	720	757
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	410	429
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.50% 2028	940	992
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.625% 2025	435	460
Bonds, notes & other debt instruments
	Principal amount	Value
New Mexico (continued)	(000)	(000)

Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-B-2, Class I, 5.65% 2039	$ 1,020	$ 1,109
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-E, Class I, 5.30% 2040	1,385	1,482
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	5,000	5,236
		25,817
New York 5.04%

City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds
(St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2027	1,000	1,047
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds
(Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 6.00% 2031	1,000	1,106
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project),
Series 2009, 5.875% 2042	2,000	2,044
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group,
Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	11,000	11,137
Dormitory Auth., FHA insured Mortgage Hospital Rev. Bonds (Kaleida Health), Series 2006, 4.60% 2027	6,730	6,836
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	500	530
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	5,000	5,785
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2026	1,250	1,320
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-2, 5.00% 2023	10,000	11,142
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2023	7,150	7,967
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2026	3,535	3,790
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds,
Series 2005, RADIAN insured, 5.00% 2013 (escrowed to maturity)	2,710	2,753
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds,
Series 2005, RADIAN insured, 5.00% 2015 (escrowed to maturity)	1,495	1,648
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Bonds,
Series 2012-F, Assured Guaranty Municipal insured, 5.00% 2020	1,100	1,283
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2019	2,100	2,418
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	3,913
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2008-B, 5.00% 2023	10,000	11,531
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2028	8,000	8,707
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2010-E, 5.00% 2018	6,000	6,982
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2033	8,760	9,201
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-C, 5.00% 2041	1,890	1,950
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Ref. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	5,865
Environmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City
Municipal Water Fin. Auth. Projects — Second Resolution Bonds), Series 2011-B, 5.00% 2036	2,500	2,643
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-A, 5.25% 2025	500	554
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-B, 5.00% 2024	1,000	1,105
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2012-A, 5.00% 2025	1,000	1,100
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2013-A, 5.00% 2026	6,000	6,539
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2013-A, 5.00% 2027	2,000	2,149
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	7,500	7,581
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	9,500	10,105
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	3,500	3,590
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	4,000	3,981
Bonds, notes & other debt instruments
	Principal amount	Value
New York (continued)	(000)	(000)

Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	$ 4,000	$ 4,014
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project),
Series 2010, 6.375% 2049	21,000	22,890
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014 (preref. 2013)	2,400	2,411
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021 (preref. 2013)	1,000	1,004
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	4,000	4,265
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042	8,600	8,547
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.25% 2021	1,000	1,142
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.75% 2039	5,000	5,470
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 6.25% 2033	2,000	2,298
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2034	1,000	1,018
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2022	5,000	5,795
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2030	2,000	2,157
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3C, 1.01% 2019[1]	8,900	8,945
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.06% 2020[1]	11,100	11,176
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,680	1,934
Metropolitan Transportation Auth., Transportation Rev. Bonds,
Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	5,826
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,125
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	6,500	7,267
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036	6,000	6,060
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2024	2,000	2,218
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	5,000	5,561
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	10,000	11,089
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	7,339
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,207
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	3,000	3,129
Monroe County Industrial Dev. Corp., FHA insured Mortgage Rev. Bonds (Unity Hospital of Rochester Project),
Series 2010, 5.50% 2040	1,000	1,044
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	500	510
Municipal Bond Bank Agcy., Special School Purpose Rev. Ref. Bonds (Prior Year Claims — City of New York),
Series 2012-A, 5.00% 2021	2,000	2,329
Nassau County Local Econ. Assistance Corp., Rev. Ref. Bonds
(Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	1,000	973
City of New York, G.O. Bonds Series H, 5.00% 2015 (preref. 2014)	735	770
City of New York, G.O. Bonds, Fiscal 2004 Series H, 5.00% 2016 (preref. 2014)	1,415	1,483
City of New York, G.O. Bonds, Fiscal 2005 Series N, 5.00% 2020 (preref. 2015)	1,910	2,083
City of New York, G.O. Bonds, Fiscal 2004 Series H, 5.00% 2016	1,585	1,659
City of New York, G.O. Bonds, Fiscal 2005 Series N, 5.00% 2020	590	640
City of New York, G.O. Bonds, Fiscal 2006 Series J-1, 5.00% 2021	3,750	4,159
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.61% 2025[1]	2,350	2,381
City of New York, G.O. Bonds, Fiscal 2013 Series F-1, 5.00% 2037	3,000	3,106
City of New York, G.O. Bonds, Fiscal 2013 Series H, 5.00% 2023	3,855	4,478
City of New York, G.O. Bonds, Fiscal 2013 Series J, 5.00% 2023	1,500	1,743
City of New York, G.O. Bonds, Series H, 5.00% 2015	1,265	1,325
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-C-1, 5.50% 2034	1,000	1,042
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-K, 4.90% 2034	3,000	3,063
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Ref. Bonds,
Fiscal 2006 Series C, 4.75% 2033	5,000	5,025
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds,
Fiscal 2009 Series EE, 5.00% 2018	5,000	5,841
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds,
Fiscal 2012 Series BB, 5.25% 2044	3,000	3,136
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution
Rev. Ref. Bonds, Fiscal 2007 Series DD, 4.75% 2035	7,500	7,534
Bonds, notes & other debt instruments
	Principal amount	Value
New York (continued)	(000)	(000)

New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution
Rev. Ref. Bonds, Fiscal 2010 Series FF, 5.00% 2025	$ 2,255	$ 2,542
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution
Rev. Ref. Bonds, Fiscal 2011 Series GG, 5.00% 2026	2,000	2,209
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution
Rev. Ref. Bonds, Fiscal 2011 Series GG, 5.00% 2043	2,000	2,058
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.25% 2022	5,000	5,795
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	12,730	13,264
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013 Series S-1, 5.00% 2033	1,825	1,903
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series D, 5.00% 2024	1,000	1,124
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series E-1, 5.00% 2037	2,000	2,084
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series F-1, 5.00% 2039	5,000	5,193
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2028	1,500	1,637
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2036	1,000	1,049
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series A-1, 5.00% 2021	5	6
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2020	1,500	1,764
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series A-1, 5.00% 2021 (preref. 2016)	3,495	3,938
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.50% 2020	7,120	7,962
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,500	1,665
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	5,000	5,344
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,089
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	7,000	7,788
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	13,000	14,420
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	18,900	19,112
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[2]	2,565	2,642
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds
(Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028	2,500	2,605
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds
(Jefferson’s Ferry Project), Series 2006, 5.00% 2028	3,000	3,044
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2042	2,500	2,546
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2016	5,000	5,568
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-A, 5.00% 2022	1,500	1,714
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,065
Tobacco Settlement Fin. Corp., Rev. Ref. Bonds (State Contingency Contract Secured),
Series 2011-B, 5.00% 2018	500	573
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds,
Series 2005-B-4E, 0.845% 2032 (put 2017)[1]	4,000	3,992
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,500	2,856
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-D, 5.25% 2021	8,500	9,617
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 5.125% 2020	1,000	1,138
		477,819
North Carolina 1.06%

Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2015	1,260	1,355
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016	1,220	1,304
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017	1,390	1,474
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2027	2,500	2,736
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2028	2,245	2,434
Capital Facs. Fin. Agcy., Rev. Ref. Bonds (Johnson & Wales University), Series 2013-A, 5.00% 2022	740	829
Capital Facs. Fin. Agcy., Rev. Ref. Bonds (Johnson & Wales University), Series 2013-A, 5.00% 2025	1,000	1,086
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2011-A, 5.00% 2036	1,245	1,282
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2011-A, 5.00% 2041	1,000	1,028
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	3,399
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	2,396
Bonds, notes & other debt instruments
	Principal amount	Value
North Carolina (continued)	(000)	(000)

Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds,
Series 1993-B, FGIC-National insured, 6.00% 2025	$11,225	$ 13,576
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 2026	2,500	3,010
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,750	2,810
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	11,000	12,026
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2023	1,400	1,513
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2024	9,855	10,563
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2026	2,000	2,131
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds
(Lutheran Services for the Aging), Series 2012-A, 5.00% 2037	1,000	894
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds
(Lutheran Services for the Aging), Series 2012-A, 5.00% 2042	3,360	2,957
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (Wake Forest Baptist Obligated Group),
Series 2012-C, 0.80% 2033 (put 2017)[1]	2,000	2,000
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	5,000	5,028
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2009-A, 5.00% 2030	2,000	2,088
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	3,350	3,869
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 4.00% 2019	2,500	2,758
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 4.00% 2020	1,000	1,096
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	5,000	5,772
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	1,250	1,444
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2023	1,125	1,176
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2024	1,155	1,197
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2024	1,185	1,227
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.125% 2021	500	531
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.125% 2022	1,040	1,094
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	2,000	2,312
		100,395
North Dakota 0.02%

Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,580	1,653
Ohio 3.71%

Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2020	16,215	18,619
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2014	4,000	4,071
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	17,200	19,373
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	1,000	1,074
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	2,600	2,643
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds
(Akron General Health System), Series 2012, 5.00% 2031	3,000	2,910
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners),
Series 2012-A, 5.00% 2033	16,000	16,134
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-A, 5.00% 2038	5,850	5,856
American Municipal Power, Inc., AMP Fremont Energy Center Project Rev. Bonds, Series 2012-B, 5.00% 2037	2,000	2,012
Bonds, notes & other debt instruments
	Principal amount	Value
Ohio (continued)	(000)	(000)

Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds,
Convertible Capital Appreciation Bonds, Series 2007-A-3, 6.25% 2037	$ 5,000	$ 4,007
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	39,585	31,625
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2047	38,655	28,929
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 6.50% 2047	34,125	27,905
Building Auth., State Facs. Rev. Ref. Bonds (Adult Correctional Building Fund Projects),
Series 2004-C, National insured, 5.25% 2017	10,000	11,570
County of Butler, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center Project),
Series 2006-K, FGIC-National insured, 4.25% 2030	4,000	3,681
County of Hamilton, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center),
Series 2004-J, FGIC-National insured, 5.25% 2034	1,250	1,252
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	6,000	6,023
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	11,000	11,344
City of Centerville, Health Care Rev. Ref. Bonds
(Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2027	3,080	3,122
City of Centerville, Health Care Rev. Ref. Bonds
(Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2038	2,000	1,977
City of Cleveland, Airport System Rev. Ref. Bonds,
Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2031	8,000	8,147
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2006-A, AMBAC insured, 5.25% 2021	8,000	9,109
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2022	3,000	3,308
City of Cleveland, Airport System Rev. Ref. Bonds,
Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2021	2,000	2,264
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	3,000	3,123
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	3,000	3,058
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	3,000	3,026
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	3,655	3,660
City of Cleveland, Airport System Rev. Ref. Bonds,
Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2028	4,000	4,159
City of Cleveland, Airport System Rev. Ref. Bonds,
Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,019
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project),
Series 2010-A, 5.625% 2026	1,600	1,667
County of Franklin, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2005-A, 5.00% 2015	1,710	1,837
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds
(Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	5,000	5,346
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	3,500	3,373
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.25% 2032	4,075	4,105
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project),
Series 2006-A, 5.00% 2037	14,455	13,737
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2019	5,000	5,910
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028	1,575	1,763
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (preref. 2014)	2,000	2,084
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2029	2,000	2,073
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2033	3,000	3,066
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	5,000	4,993
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,750	2,762
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-2, 4.875% 2039 (put 2015)	1,000	1,070
Housing Fin. Agcy., Capital Fund Rev. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2022	5,565	6,166
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program),
Series 2009-E, 5.00% 2039	705	755
Bonds, notes & other debt instruments
	Principal amount	Value
Ohio (continued)	(000)	(000)

Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2009-C, 4.50% 2039	$1,045	$ 1,071
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	6,105	6,572
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	775	831
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	420	448
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	1,165	1,250
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	3,000	3,131
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2020	5,000	5,418
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2020	1,000	1,173
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2021	1,750	2,035
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2021	1,660	1,745
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2026	3,250	3,325
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project),
Series 2013, 5.00% 2033	6,500	5,890
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project),
Series 2013, 5.00% 2044	1,500	1,291
County of Richland, Hospital Facs. Rev. Ref. Bonds (MedCentral Health System Obligated Group),
Series 2006, 5.125% 2021	1,000	1,051
Turnpike Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	2,500	2,841
University of Cincinnati, General Receipts Rev. Ref. Bonds,
Series 2009-C, Assured Guaranty insured, 5.00% 2016	3,520	3,923
University of Cincinnati, General Receipts Rev. Ref. Bonds,
Series 2009-C, Assured Guaranty insured, 5.00% 2017	2,335	2,661
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group),
Series 2013-A, 5.75% 2033	1,000	1,038
		351,401
Oklahoma 0.37%

Dev. Fin. Auth., Health System Rev. Ref. Bonds
(Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City
Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-B, 5.25% 2038	5,000	5,077
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-A, 5.25% 2029	460	494
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-B, 4.90% 2036	2,885	2,983
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2012-A, 5.00% 2043	985	1,094
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/
LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2021	950	965
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/
LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2023	2,035	2,044
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/
LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.875% 2030	3,000	2,843
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 0.81% 2023 (put 2013)[1]	1,830	1,830
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 0.85% 2023 (put 2018)[1]	9,000	8,999
Tulsa County Industrial Auth., Health Care Rev. Bonds (St. Francis Health System, Inc.), Series 2006, 5.00% 2020	1,250	1,403
Tulsa County Industrial Auth., Health Care Rev. Bonds (St. Francis Health System, Inc.), Series 2006, 5.00% 2023	2,045	2,295
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	3,000	3,278
Turnpike Auth., Turnpike System Rev. Bonds, Series 2011-B, 5.00% 2029	1,650	1,776
		35,081

Bonds, notes & other debt instruments
	Principal amount	Value
Oregon 0.20%	(000)	(000)

Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2028	$ 3,500	$ 3,810
Cow Creek Band of Umpqua Tribe of Indians, Tax Rev. Bonds, Series 2006-C, 5.625% 2026	5,830	5,294
Hospital Facs. Auth. of the City of Medford, Rev. Ref. Bonds (Rogue Valley Manor), Series 2013-A, 5.00% 2033	2,000	1,969
Hospital Facs. Auth. of the City of Medford, Rev. Ref. Bonds (Rogue Valley Manor), Series 2013-A, 5.00% 2042	4,700	4,441
Port of Portland, Portland International Airport Passenger Fac. Charge Rev. Bonds, Series 2011-A, 5.50% 2031	3,000	3,220
		18,734
Pennsylvania 2.34%

Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds,
Series 2008-B, 5.00% 2018	9,250	10,629
Higher Educational Facs. Auth., University of Pittsburgh Medical Center Rev. Ref. Bonds,
Series 2010-E, 5.00% 2021	5,285	5,928
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds
(FirstEnergy Nuclear Generation Project), Series 2008-A, 2.70% 2035 (put 2018)	5,000	4,829
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Bonds (Allegheny Energy Supply Co., LLC Project),
Series 2009, 7.00% 2039	10,500	10,756
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 5.90% 2027	800	807
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.125% 2025	4,000	4,054
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	10,400	10,541
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-B-2, 5.25% 2036 (put 2016)[1]	850	847
Chester County Health and Education Facs. Auth., Health System Rev. Ref. Bonds (Jefferson Health System),
Series 2010-A, 5.00% 2031	5,000	5,103
Commonwealth Fncg. Auth., Rev. Bonds, Series 2013-B, 5.00% 2036	1,500	1,519
Cumberland County Municipal Auth., Rev. Ref. Bonds (Presbyterian Homes Obligated Group Project),
Series 2008-A, 5.00% 2017	1,395	1,438
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2021	3,100	3,442
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,275	1,403
East Hempfield Township Industrial Dev. Auth. Rev. Bonds (Student Services, Inc. Student Housing Project at
Millersville University of Pennsylvania), Series 2013, 5.00% 2030	1,000	969
East Hempfield Township Industrial Dev. Auth. Rev. Bonds (Student Services, Inc. Student Housing Project at
Millersville University of Pennsylvania), Series 2013, 5.00% 2045	200	181
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2009, 1.75% 2033 (put 2015)	500	500
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-A, 5.00% 2019	6,500	7,699
G.O. Bonds, First Series 2012, 5.00% 2019	10,000	11,829
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	1,710	1,796
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 6.00% 2042	2,500	2,574
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2010, 6.00% 2043	1,100	1,143
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	690	728
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	982
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	1,350	1,246
Higher Educational Facs. Auth., Saint Joseph’s University Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	1,075	1,149
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc.
Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	6,170	5,964
Bonds, notes & other debt instruments
	Principal amount	Value
Pennsylvania (continued)	(000)	(000)

Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc.
Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	$ 3,000	$ 2,760
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds,
Series 2011-A, 5.75% 2041	1,000	1,055
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2020	6,285	7,215
Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project),
Series 2009-A, 5.75% 2039	2,000	2,054
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	4,500	4,508
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-A, 4.50% 2036	7,500	6,597
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,500	2,698
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2017	2,300	2,510
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	2,500	2,638
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2025	1,500	1,555
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2026	3,000	3,072
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	500	501
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2024	1,000	1,111
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2027	1,000	1,076
City of Philadelphia, G.O. Bonds, Series 2013-A, 5.25% 2027	3,000	3,143
City of Philadelphia, G.O. Bonds, Series 2013-A, 5.25% 2028	2,000	2,079
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.25% 2025	2,000	2,141
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2026	2,395	2,443
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2027	2,505	2,541
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	11,600	10,270
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds
(Temple University Hospital), Series 2007-B, 5.00% 2017	4,060	4,043
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2023	1,180	1,293
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2025	2,000	2,118
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2026	1,000	1,044
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2027	1,000	1,029
State Public School Building Auth., School Lease Rev. Ref. Bonds (School Dist. of Philadelphia Project),
Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2027	9,820	10,108
Health Care Facs. Auth. of Sayre, Rev. Ref. Bonds (Guthrie Health Issue), Series 2007, 0.964% 2024[1]	14,525	12,974
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	11,600	10,103
Susquehanna Area Regional Airport Auth., Subordinate Airport System Rev. Bonds, Series 2012-C, 3.00% 2017	3,250	3,192
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 0.66% 2017[1]	2,000	1,980
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2037 (put 2013)	4,250	4,276
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2009-B, 5.00% 2028	4,000	4,343
Bonds, notes & other debt instruments
	Principal amount	Value
Pennsylvania (continued)	(000)	(000)

Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	$ 2,630	$ 2,523
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.75% 2026	2,800	2,812
		221,861
Puerto Rico 0.20%

Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2008-A, 6.125% 2024	5,255	5,220
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	2,665	2,084
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 6.25% 2021	3,000	3,088
Public Improvement Ref. Bonds (G.O. Bonds), Series 2007-A, FGIC insured, 5.50% 2021	1,500	1,473
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.00% 2020	2,500	2,412
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.50% 2039	2,000	1,672
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	2,000	1,846
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	4,000	701
		18,496
Rhode Island 0.31%

Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds,
Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,497
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds,
Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,359
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2016	9,030	9,927
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2017	7,145	7,777
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2018	5,360	5,794
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,241
		29,595
South Carolina 1.40%

Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	22,225
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville
County, South Carolina Project), Series 2006, Assured Guaranty insured, 5.00% 2025	15,000	16,577
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2020 (preref. 2015)	4,500	4,992
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2021	8,190	9,192
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2017	1,000	1,115
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2018	2,000	2,226
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	1,525	1,553
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	1,015	957
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	1,190	1,055
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	2,680	2,680
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	320	320
Bonds, notes & other debt instruments
	Principal amount	Value
South Carolina (continued)	(000)	(000)

Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project),
Series 2009-A, 6.50% 2042	$ 4,000	$ 4,400
Lancaster County, Sun City Carolina Lakes Improvement Dist., Assessment Rev. Bonds,
Series 2006, 5.45% 2037	4,740	4,209
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2019	1,000	1,129
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2020	1,265	1,417
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2021	2,500	2,788
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2032	2,000	2,019
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2018	1,000	1,113
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.25% 2026	1,800	1,574
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, Assured Guaranty Municipal insured, 5.00% 2017	5,000	5,582
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, Assured Guaranty Municipal insured, 5.00% 2018	4,000	4,480
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC-National insured, 6.25% 2021	4,640	5,688
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	21,490
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2009-A, 5.00% 2032	5,000	5,292
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	5,000	5,899
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	3,000	3,139
		133,111
South Dakota 0.06%

Building Auth., Rev. Ref. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014	3,780	3,748
Educational Enhancement Funding Corp, Tobacco Settlement Rev. Bonds, Series 2013-B, 5.00% 2026	1,400	1,514
		5,262
Tennessee 0.91%

City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga),
Series 2008-A, 5.00% 2028	4,500	4,811
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	4,335	4,709
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	7,192
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County,
Rev. Ref. and Improvement Bonds (Blakeford at Green Hills), Series 2012, 5.00% 2037	1,200	1,127
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	2,340	2,574
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	3,430	3,704
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	755	805
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	6,600	6,844
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds
(Covenant Health), Series 2012-A, 5.00% 2021	1,325	1,484
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds
(Covenant Health), Series 2012-A, 5.00% 2024	4,055	4,415
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-D, 5.00% 2025	2,000	2,182
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	600	602
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	6,000	6,569
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	11,155
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	10,000	11,185
Bonds, notes & other debt instruments
	Principal amount	Value
Tennessee (continued)	(000)	(000)

Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2018	$ 4,000	$ 4,356
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	10,000	10,837
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2027	1,885	1,908
		86,459
Texas 9.83%

Amarillo Health Facs. Corp., Hospital Rev. Ref. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, Assured Guaranty Municipal insured, 5.50% 2014 (escrowed to maturity)	2,830	2,883
Amarillo Health Facs. Corp., Hospital Rev. Ref. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, Assured Guaranty Municipal insured, 5.50% 2015 (escrowed to maturity)	3,320	3,510
Arlington Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,000	2,200
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds
(Educational Fac. Project — Round Rock Campus), Series 2008, 5.50% 2024	2,770	3,176
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2009, 5.125% 2029	1,500	1,621
City of Austin (Travis, Williamson and Hays Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2011, 5.00% 2036	3,000	3,147
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	21,410
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2018 (preref. 2016)	1,000	1,108
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2019 (preref. 2016)	5,000	5,540
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds
(Conjunctive Use Groundwater Supply Project), Series 2005, AMBAC insured, 5.00% 2016	2,285	2,433
Central Texas Regional Mobility Auth., Rev. Bonds,
Series 2005, FGIC-National insured, 5.00% 2035 (preref. 2015)	2,500	2,660
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041	5,300	5,635
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046	10,300	11,076
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025	11,945	13,174
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2033	2,000	1,966
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project),
Series 2006-A, 5.625% 2026	1,000	1,008
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project),
Series 2006-A, 5.75% 2036	3,000	2,958
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	2,300	2,148
Colorado River Municipal Water Dist. Water System Rev. Bonds, Series 2011, 5.00% 2028	9,175	9,680
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2020	2,205	2,495
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2021	2,000	2,255
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds,
Series 2009-A, 5.00% 2025	2,760	3,084
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2007, 5.00% 2018	385	434
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds,
Series 2007, 5.00% 2018 (preref. 2017)	5	6
City of Dallas, G.O. Limited Bonds, 5.00% 2018 (preref. 2017)	1,610	1,831
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2025	2,535	2,840
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2017	2,000	2,244
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2012-B, 5.00% 2035	2,250	2,250
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2012-G, 5.00% 2025	2,000	2,115
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2012-G, 5.00% 2035	$ 1,000	$ 1,002
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2013-D, 5.00% 2033	1,000	1,006
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2013-D, 5.25% 2024	5,000	5,480
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-B, 5.00% 2031	6,540	6,588
Elgin Independent School Dist. (Bastrop County), Unlimited Tax School Building Bonds,
Series 2007, 5.00% 2022	1,895	2,154
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project),
Series 2012-A, 4.75% 2038	5,500	4,871
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project),
Series 2012-B, 4.75% 2042	5,415	4,714
Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax School Building Bonds,
Series 2009, 5.00% 2034	4,000	4,290
Fort Worth Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	10,945	11,729
Friendswood Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse Bonds,
Series 2008, 5.00% 2029	3,360	3,586
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2028	1,500	1,665
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-A, 5.00% 2021	1,400	1,664
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	1,600	1,809
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2023	1,525	1,736
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,727
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 4.75% 2037	10,000	10,212
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,250	2,575
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	12,545	14,452
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	7,000	7,491
Grand Parkway Transportation Corp., System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	16,300	15,834
Grand Parkway Transportation Corp., System Toll Rev. Bonds, Series 2013-B, 5.25% 2051	3,000	3,021
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds
(Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 4.00% 2023	1,325	1,221
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds
(Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	1,090	989
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Memorial Hermann Health System), Series 2013-A, 5.00% 2035	9,000	8,898
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Hospital System Project),
Series 1998, Assured Guaranty Municipal insured, 5.50% 2014	2,395	2,494
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2008-B, 5.25% 2017	3,000	3,462
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2008-B, 5.50% 2018	3,500	4,122
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds
(Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,352
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project),
Series 2009-A, 5.25% 2035	2,000	2,077
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project),
Series 2010, 5.00% 2031	1,000	1,031
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2015 (preref. 2014)	3,120	3,327
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2016 (preref. 2014)	3,000	3,199
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035 (preref. 2018)	1,500	1,950
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health),
Series 2005-A-4, Assured Guaranty Municipal insured, 0.64% 2031[1]	$13,050	$13,050
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds
(Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023	6,500	6,920
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2036	11,350	11,713
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2026	4,000	4,585
Harris County, Toll Road Rev. Bonds, Series 2009-C, 5.00% 2033	3,000	3,166
Harris County, Toll Road Rev. Ref. Bonds, Series 2008-B, 5.00% 2033	7,000	7,271
Harris County, Toll Road Rev. Ref. Bonds, Series 2012-C, 4.00% 2033	3,150	2,955
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
Series 2005, 5.00% 2014	1,000	1,013
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Ref. Bonds (Rice University Project),
Series 2013-B, 0.59% 2048 (put 2017)[1]	2,000	2,000
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	3,345	3,531
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-B, 4.25% 2034	2,235	2,372
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2019	5,000	5,549
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2034	8,000	8,734
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2039	2,000	2,178
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	1,000	1,161
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	2,000	2,182
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2031	5,305	5,510
City of Houston, Public Improvement Ref. Bonds, Series 2008-A, 5.50% 2025	5,000	5,838
City of Houston, Water and Sewer System Rev. Ref. Bonds,
Series 1998-A, Assured Guaranty Municipal insured, 0% 2019	845	727
City of Houston, Water and Sewer System Rev. Ref. Bonds,
Series 1998-A, Assured Guaranty Municipal insured, 0% 2019 (escrowed to maturity)	2,155	1,889
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2017	1,035	1,174
Houston Community College System, Student Fee Rev. Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2022	5,500	6,039
Houston Independent School Dist. (Harris County), Limited Tax SchoolHouse Bonds, Series 2008, 5.00% 2024	7,350	8,276
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds,
Series 2007, 5.00% 2020	3,720	4,267
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.25% 2039	2,500	2,644
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Ref. Bonds (KIPP, Inc.),
Series 2006-A, ACA insured, 5.00% 2036	1,500	1,436
Public Fin. Auth., Charter School Fin. Corp., Education Rev. Ref. Bonds (KIPP, Inc.),
Series 2006-A, ACA insured, 5.00% 2028	1,000	998
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds,
Series 2008, 5.00% 2033	7,770	8,237
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds,
Series 2009, 5.00% 2034	1,000	1,089
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds,
Series 2008, 5.00% 2025	2,000	2,234
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds,
Series 2008, 5.00% 2026	1,500	1,639
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds
(Southwest Airlines Co. — Love Field Modernization Program Project), Series 2010, 5.25% 2040	10,525	10,300
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds
(LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2030	2,520	2,608
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds
(LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2040	6,550	6,628
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds
(LCRA Transmission Services Corp. Project), Series 2011-A, 5.00% 2041	1,500	1,517
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds
(LCRA Transmission Services Corp. Project), Series 2013, 5.00% 2026	$ 5,000	$ 5,365
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds
(LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2027	3,500	3,741
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds
(LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2036	7,000	7,119
City of Lubbock, Tax and Waterworks System Surplus Rev. Certificates of Obligation,
Series 2007-A, Assured Guaranty Municipal insured, 5.25% 2027	5,000	5,427
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds
(AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 2030	3,450	3,117
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2017	1,940	2,013
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2021	1,235	1,255
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2026	2,190	2,201
Mission Consolidated Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds,
Series 2005, 5.00% 2014	1,000	1,026
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	5,000	5,555
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	5,608
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2021	1,000	1,100
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 1.053% 2027[1]	20,000	16,887
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2021	6,155	6,602
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2022	1,000	1,072
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	15,000	15,033
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	8,250	7,944
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,434
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds
(Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2032	3,000	3,055
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2026	4,655	5,444
North Forest Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Ref. Bonds,
Series 2006-A, 5.00% 2020	1,995	2,155
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds
(United Regional Health Care System, Inc. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2019	1,075	1,192
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds
(United Regional Health Care System, Inc. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2022	1,400	1,517
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds
(United Regional Health Care System, Inc. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2023	1,600	1,724
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds
(United Regional Health Care System, Inc. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2025	5,295	5,567
North Texas Municipal Water Dist., Water System Rev. Bonds, Series 2008, 5.00% 2038	5,000	5,166
North Texas Tollway Auth., Special Projects System Rev. Bonds, Current Interest Bonds,
Series 2011-D, 5.00% 2031	6,500	6,876
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,142
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	15,100	16,030
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	3,760	4,319
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	12,570	14,387
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	5,000	5,682
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,384
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	11,635
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	8,935
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	18,067
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,671
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	$ 5,000	$ 5,430
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,601
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,329
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	7,977
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,469
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds
(University of the Incarnate Word Project), Series 2012, 5.00% 2026	2,075	2,210
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds
(University of the Incarnate Word Project), Series 2012, 5.00% 2027	1,750	1,841
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds,
Series 2008-A, 5.25% 2034	3,000	3,282
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Project), Series 2010, 7.00% 2040	6,500	7,403
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	16,250	18,254
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,580	1,621
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	1,000	1,072
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2018	2,000	2,221
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2022	1,120	1,242
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	1,980	2,197
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,390	1,480
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,000	1,137
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,280	1,454
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	1,915	2,155
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2017	10,000	11,377
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2023	10,000	11,212
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-A, 5.00% 2030	13,080	14,255
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2012, 5.25% 2025	3,000	3,573
City of San Antonio, Water System Rev. Ref. Bonds, Series 2005, National insured, 5.00% 2019	6,170	6,656
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project),
Series 2007, 5.00% 2020	1,100	1,172
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project),
Series 2007, 5.125% 2021	1,410	1,492
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project),
Series 2007, 5.125% 2023	1,000	1,045
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project),
Series 2007, 5.125% 2036	1,600	1,565
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2017	275	293
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2017 (preref. 2015)	1,210	1,296
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds,
Series 2005, 5.50% 2030	7,510	8,819
Springtown Independent School Dist. (Parker and Wise Counties),
Unlimited Tax School Building and Ref. Bonds, Series 2005-A, 5.00% 2014	1,030	1,057
Springtown Independent School Dist. (Parker and Wise Counties),
Unlimited Tax School Building and Ref. Bonds, Series 2005-A, 5.00% 2015	1,085	1,162
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2024	2,000	2,157
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2036	2,000	2,003
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Baylor Health Care System Project), Series 2011-A, 5.00% 2030	3,000	3,073
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Scott & White Healthcare Project), Series 2013-A, 5.00% 2033	1,000	1,001
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial
Hospital and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2019	$ 5,000	$ 5,660
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial
Hospital and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.25% 2028	2,000	2,076
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial
Hospital and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.50% 2031	3,000	3,133
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,922
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	6,900	6,931
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2037	14,355	13,645
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,000	1,004
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Ref. Bonds,
Series 1997-A, National insured, 5.75% 2015 (escrowed to maturity)	3,000	3,245
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2033	5,295	5,340
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2036	2,000	2,001
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and
Improvement Bonds, Series 2009, 5.00% 2021	1,400	1,592
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and
Improvement Bonds, Series 2009, 5.00% 2022	1,000	1,128
Tarrant Regional Water Dist., Water Control and Improvement Dist.,
Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2023	1,000	1,118
Board of Regents of the Texas A&M University System, Permanent University Fund Rev. Ref. Bonds,
Series 2003, 5.25% 2016	5,000	5,021
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2023	2,000	2,300
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-B, 5.00% 2021	1,955	2,276
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2020	3,355	3,894
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2021	4,875	5,675
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2024	1,800	2,051
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2008, 5.25% 2025	4,500	5,111
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2021	2,000	2,321
Board of Regents of Texas Tech University System, Rev. Fncg. Ref. System and Improvement Bonds,
Series 2009-12, 5.00% 2024	2,000	2,215
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2012-A, 5.00% 2024	1,735	1,956
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020 (preref. 2015)	3,000	3,253
Transportation Commission, Central Texas Turnpike System, Rev. Ref. Bonds, Series 2012-A, 4.00% 2038	7,500	6,130
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006, 5.00% 2018	7,500	8,318
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.50% 2025	2,500	2,511
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	5,320	5,192
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	1,000	1,120
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	2,750	3,057
United Independent School Dist., Unlimited Tax School Building Bonds,
Series 2004, 4.00% 2014 (preref. 2013)	1,330	1,332
United Independent School Dist., Unlimited Tax School Building Bonds,
Series 2004, 4.75% 2015 (preref. 2013)	1,830	1,833
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds,
Series 2009, 5.00% 2025	2,735	3,000
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds,
Series 2009-A, 5.00% 2035	$ 1,000	$ 1,060
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016	7,280	8,267
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds,
Series 2003-B, 5.375% 2016 (preref. 2013)	1,000	1,002
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2012, 5.00% 2043	3,500	3,549
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, National insured, 5.00% 2016 (escrowed to maturity)	1,000	1,122
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, National insured, 5.00% 2019 (preref. 2016)	3,465	3,901
Water Dev. Board, Rev. Bonds, Series C, 5.00% 2015 (preref. 2013)	95	95
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2028	6,500	7,006
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2029	5,000	5,341
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2033	2,000	2,066
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2038	3,000	3,080
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018	2,380	2,202
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018 (escrowed to maturity)	245	229
Ysleta Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	2,480	2,775
		932,131
Utah 0.14%

Housing Corp., Single-family Mortgage Bonds, Series 2010-B-1, Class III, 4.00% 2024	765	767
Intermountain Power Agcy., Subordinated Power Supply Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	3,000	3,258
Intermountain Power Agcy., Subordinated Power Supply Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	4,000	4,571
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2005, 5.125% 2030	1,740	1,743
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,000	1,028
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2026	1,875	1,904
		13,271
Virgin Islands 0.34%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.625% 2029	5,000	5,525
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2019	1,250	1,388
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	10,500	10,588
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	2,750	2,697
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Note), Series 2010-B, 5.00% 2025	1,000	1,039
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,500	3,885
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	2,000	2,123
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 2.25% 2017	2,000	1,978
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 4.00% 2022	2,500	2,551
		31,774
Virginia 0.44%

Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds
(Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	2,000	2,026
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds
(Capital Appreciation Bonds), Series 2012-B, 0%/4.875% 2040[4]	2,000	904
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds,
Series 2012-A, 5.00% 2047	3,000	2,698
College Building Auth., Educational Facs. Rev. Bonds (Liberty University Projects), Series 2010, 5.00% 2041	5,000	5,081
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,500	1,517
Fairfax County Public Improvement and Ref. Bonds, Series 2011-A, 5.00% 2018	3,000	3,520
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds
(United Methodist Homes), 5.00% 2022	655	664
Bonds, notes & other debt instruments
	Principal amount	Value
Virginia (continued)	(000)	(000)

Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	$ 602	$ 603
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project),
Series 2004-B, 6.00% 2028	2,000	2,062
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	1,040
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	4,450	4,603
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	2,000	2,350
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	5,000	5,422
Route 460 Funding Corp., Toll Road Rev. Bonds, Series 2012-A, 5.00% 2052	4,000	3,587
Route 460 Funding Corp., Toll Road Rev. Bonds, Series 2012-A, 5.125% 2049	2,500	2,313
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-B-1, 5.00% 2047	5,235	3,620
		42,010
Washington 2.68%

Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC-National insured, 4.75% 2028	11,940	12,090
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC-National insured, 5.25% 2021	4,500	5,315
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2007-A, 5.00% 2034	5,000	5,206
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
Series 2001-C, FGIC-National insured, 0% 2016	2,500	2,403
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.00% 2018	3,670	4,062
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2020	6,000	6,658
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	2,000	2,245
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	20,000	22,987
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2005-A, 5.00% 2014	5,000	5,221
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014	2,000	2,097
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	6,197
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2023	5,000	5,686
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.00% 2027	4,000	4,234
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.25% 2029	2,500	2,645
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.50% 2039	6,500	6,837
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2018	10,000	10,660
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	5,000	5,434
Motor Vehicle Fuel Tax G.O. Ref. Bonds, 5.00% 2025	3,000	3,395
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2005-B, 5.00% 2028	5,000	5,505
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2013-D, 5.00% 2023	3,000	3,523
Public Utility Dist. No. 2 of Grant County, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project),
Series 2012-A, 5.00% 2025	2,445	2,706
Public Utility Dist. No. 2 of Grant County, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project),
Series 2012-A, 5.00% 2029	2,950	3,119
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2023	1,000	1,006
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2024	2,805	2,814
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2025	2,000	2,002
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2032	750	698
Health Care Facs. Auth., Rev. Ref. Bonds (Kadlec Medical Center),
Series 2006-A, Assured Guaranty insured, 5.00% 2021	3,025	3,189
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center),
Series 2008-C, 5.375% 2031	6,000	6,208
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center),
Series 2008-C, 5.50% 2035	5,000	5,339
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services),
Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,136
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	19,235
Bonds, notes & other debt instruments
	Principal amount	Value
Washington (continued)	(000)	(000)

Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2020	$ 2,850	$ 3,164
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2029	6,000	6,115
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project),
Series 2013, 5.00% 2028	1,100	1,073
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project),
Series 2013, 5.00% 2033	1,100	1,036
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	675	720
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-B, 4.25% 2032	2,650	2,816
Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	390	407
King County, Limited Tax G.O. Bonds, Series 2007-E, 5.00% 2027	6,045	6,672
King County, Sewer Rev. Ref. Bonds, Series 2011-B, 5.00% 2034	10,000	10,492
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds,
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2013	2,000	2,032
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,000	1,081
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2027	3,000	3,279
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2029	5,000	5,394
Port of Seattle, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,535
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2016	1,080	1,221
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2018	7,920	9,262
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2019	3,630	4,282
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2028	10,425	11,060
Port of Seattle, Rev. Ref. Bonds, Series 2010-B, 5.00% 2030	2,600	2,710
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds,
Series 2005, Assured Guaranty Municipal insured, 5.00% 2019	5,000	5,495
		253,698
West Virginia 0.12%

County Commission of Pleasants County, Pollution Control Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Pleasants Station Project), Series 2007-F, 5.25% 2037	11,500	11,577
Wisconsin 1.83%

Clean Water Rev. Bonds, Series 2008-1, 5.00% 2027	7,245	7,930
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2028	2,620	2,793
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 5.75% 2033	5,000	5,597
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	52,960	60,341
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-A, 5.25% 2034	2,000	2,030
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	4,500	4,529
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group),
Series 2013-B-1, 4.00% 2043 (put 2018)	2,500	2,737
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group),
Series 2013-B-4, 5.00% 2043 (put 2021)	7,000	7,978
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-E, 5.00% 2033	11,000	11,195
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System),
Series 2006-A, 5.25% 2022	11,855	12,817
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2026	11,000	11,278
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2028	1,000	1,004
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2013-A, 5.125% 2031	1,750	1,731
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 1998, AMBAC insured, 5.625% 2015	1,130	1,209
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 2008-A, 5.25% 2022	3,645	4,050
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 2008-A, 5.25% 2023	3,990	4,420
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 2008-A, 5.25% 2024	3,360	3,702
Bonds, notes & other debt instruments
	Principal amount	Value
Wisconsin (continued)	(000)	(000)

Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Lutheran), Series 2011-A, 5.25% 2039	$ 9,000	$ 9,026
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.),
Series 2006, 5.00% 2026	2,250	2,261
Milwaukee County, Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,025
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	1,000	937
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project),
Series 1991-E, FGIC-National insured, 6.90% 2021	6,000	7,484
University of Wisconsin Hospitals and Clinics Auth., Rev. Bonds, Series 2013-A, 5.00% 2038	3,000	2,950
WPPI Energy, Power Supply System Rev. Ref. Bonds, Series 2013-A, 5.00% 2037	3,650	3,675
		173,699
Multi-State 0.08%

Public Housing Capital Fund Rev. Trust II, Trust Certificates, 4.50% 2022[2]	3,677	3,829
Public Housing Capital Fund Rev. Trust II, Trust Certificates, 5.00% 2022[2]	3,642	3,733
		7,562
Total bonds, notes & other debt instruments (cost: $8,386,425,000)		8,595,679
Short-term securities 9.00%

State of California, Econ. Recovery Bonds, Series 2004-C-4, JPMorgan Chase LOC, 0.03% 2023[1]	4,210	4,210
California Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir Health),
Series 2008-C, Wells Fargo Bank LOC, 0.05% 2027[1]	6,000	6,000
State of California, Sacramento Municipal Utility Dist. Fncg. Auth., Electric Rev. Bonds,
Series 2012-L, US Bank LOC, 0.04% 2041[1]	11,400	11,400
California Health Facs. Fncg. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2005-H, Bank of America LOC, 0.04% 2035[1]	5,450	5,450
City of Los Angeles, California, Dept. of Water and Power, Power System Rev. Ref. Bonds,
Series 2001-B, Subseries B-3, 0.05% 2034[1]	2,300	2,300
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2008-A-1, 0.04% 2037[1]	3,605	3,605
California Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project),
Series 2002, 0.04% 2024[1]	2,900	2,900
Jackson County, Mississippi, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project),
Series 1992, 0.05% 2016[1]	5,555	5,555
Jackson County, Mississippi, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project),
Series 1993, 0.04% 2023[1]	16,600	16,600
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2007-A, 0.05% 2030[1]	6,000	6,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2007-B, 0.05% 2030[1]	2,600	2,600
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2009-E, 0.05% 2030[1]	5,005	5,005
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2010-H, 0.05% 2035[1]	24,000	24,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2010-K, 0.05% 2035[1]	23,900	23,900
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project),
Series 1993, 0.04% 2020[1]	5,655	5,655
California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-E, JPMorgan Chase LOC, 0.04% 2026[1]	23,600	23,600
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds
(National Jewish Federation Bond Program), Series C-4, U.S. Bank LOC, 0.06% 2037[1]	1,000	1,000
Colorado Educational and Cultural Facs. Auth., Demand Rev. Ref. Bonds
(National Jewish Federation Bond Program), Series D-1, JPMorgan Chase LOC, 0.06% 2036[1]	6,300	6,300
	Principal amount	Value
Short-term securities	(000)	(000)

State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue),
Series Y-3, 0.03% 2035[1]	$ 4,300	$ 4,300
District of Columbia, Demand Rev. Ref. Bonds (American University Issue),
Series 2008, JPMorgan Chase LOC, 0.06% 2038[1]	14,650	14,650
School Board of Hillsborough County, Florida, Certs. of Part., (Master Lease Program),
Series 2004-C, Wells Fargo & Co. LOC, 0.04% 2030[1]	12,515	12,515
Sarasota County, Florida, Public Hospital Dist., Hospital Rev. Ref. Bonds (Sarasota Memorial Hospital Project),
Series 2009-B, JPMorgan Chase LOC, 0.05% 2037[1]	12,655	12,655
City of Chicago, Illinois, G.O. Ref. Bonds, Series 2007-E, Barclays Bank PLC LOC, 0.06% 2042[1]	2,300	2,300
City of Chicago, Illinois, G.O. Ref. Bonds, Series 2007-F, JPMorgan Chase LOC, 0.06% 2042[1]	9,740	9,740
Illinois Fin. Auth., Demand Rev. Ref. Bonds (Elmhurst Memorial Healthcare),
Series 2008-B, JPMorgan Chase LOC, 0.05% 2048[1]	24,425	24,425
Illinois Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center),
Series 2009-E-1, JPMorgan Chase LOC, 0.06% 2043[1]	5,650	5,650
Illinois Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center),
Series 2010-B, Wells Fargo LOC, 0.04% 2044[1]	11,250	11,250
Illinois Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center),
Series 2011-B, Wells Fargo LOC, 0.04% 2044[1]	5,750	5,750
Illinois Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-B, JPMorgan Chase LOC, 0.06% 2035[1]	21,030	21,030
Iowa Fin. Auth., Demand Private College Rev. Ref. Bonds (Drake University Project),
Series 2008, Wells Fargo Bank LOC, 0.07% 2031[1]	935	935
Iowa Fin. Auth., Health Facs. Rev. Bonds (Iowa Health System),
Series 2009-A, JPMorgan Chase LOC, 0.05% 2035[1]	11,185	11,185
County of Breckinridge, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2002-A, U.S. Bank LOC, 0.05% 2032[1]	1,255	1,255
County of Christian, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2008-A, U.S. Bank LOC, 0.05% 2038[1]	825	825
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds
(Baptist Healthcare System Obligated Group), Series 2009-B-1, JPMorgan Chase LOC, 0.06% 2038[1]	16,255	16,255
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds
(Baptist Healthcare System Obligated Group), Series 2009-B-2, JPMorgan Chase LOC, 0.05% 2038[1]	15,195	15,195
County of Trimble, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2008-A, U.S. Bank LOC, 0.05% 2038[1]	8,160	8,160
Louisiana Public Facs. Auth., Rev. Bonds (Dynamic Fuels, LLC Project),
Series 2008, JPMorgan Chase LOC, 0.05% 2033[1]	12,085	12,085
Maryland Health and Higher Educational Facs. Auth., Rev. Bonds (Stevenson University Issue),
Series 2008, Bank of America LOC, 0.07% 2035[1]	5,200	5,200
Montgomery County, Maryland, Consolidated Public Improvement Bond Anticipation Notes,
Series 2006-A, 0.05% 2026[1]	3,250	3,250
Massachusetts Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
Series J-2, 0.04% 2031[1]	15,070	15,070
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds (Stonehill College Issue),
Series 2008-K, 0.05% 2037[1]	11,465	11,465
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds
(Dana Farber Cancer Institute Issue), Series 2008-L1, JPMorgan Chase LOC, 0.05% 2046[1]	20,000	20,000
City of Minneapolis and Housing and Redev. Auth. of the City of Saint Paul, Minnesota,
Health Care System Demand Rev. Ref. Bonds (Allina Health System),
Series 2009-B-2, JPMorgan Chase LOC, 0.05% 2035[1]	7,900	7,900
Housing and Redev. Auth. of the City of Saint Paul, Minnesota, Health Care System Demand Rev. Bonds
(Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 0.06% 2035[1]	6,100	6,100
City of Rochester, Minnesota, Health Care Facs. Rev. Bonds (Mayo Foundation), Series 2002-B, 0.05% 2032[1]	10,000	10,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-A, 0.05% 2030[1]	6,000	6,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-C, 0.04% 2030[1]	4,000	4,000
	Principal amount	Value
Short-term securities	(000)	(000)

Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-D, 0.04% 2030[1]	$ 4,500	$ 4,500
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 2000-C, 0.04% 2040[1]	900	900
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 2004-A, 0.05% 2034[1]	4,360	4,360
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds
(Washington University), Series 1996-B, 0.05% 2030[1]	2,000	2,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds
(Saint Louis University), Series 2008-A-1, 0.05% 2035[1]	7,965	7,965
Montana Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2003, 0.06% 2025[1]	1,975	1,975
City of Forsyth, Rosebud County, Montana, Customized Pollution Control Rev. Ref. Bonds (PacifiCorp Project),
Series 1988, 0.07% 2018[1]	1,300	1,300
Nebraska Educational Fin. Auth., Rev. Ref. Bonds (Creighton University Projects),
Series 2008, JPMorgan Chase LOC, 0.05% 2035[1]	12,975	12,975
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-A, 0.05% 2031[1]	3,390	3,390
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-B, 0.05% 2041[1]	3,000	3,000
New Jersey Health Care Facs. Fin. Auth., Rev. Bonds (Virtua Health Issue),
Series 2009-B, JPMorgan Chase LOC, 0.06% 2043[1]	11,800	11,800
South Jersey Transportation Auth., New Jersey, Transportation System Rev. Bonds,
Series 2009-A-4, 0.04% 2039[1]	10,000	10,000
State of New Jersey, Health Care Facs. Fncg. Auth., Rev. Ref. Bonds,
Series 2006-A-4, Wells Fargo & Co. LOC, 0.04% 2027[1]	4,200	4,200
New Jersey Transportation Trust Fund Auth., Transportation System Bonds, Series 2009-C, 0.03% 2032[1]	6,250	6,250
Trust for Cultural Resources of the City of New York, New York, Rev. Ref. Bonds
(Lincoln Center for the Performing Arts, Inc.), Series 2008-A-1, JPMorgan Chase LOC, 0.06% 2035[1]	4,955	4,955
New York State Housing Fin. Agcy., 2180 Broadway Housing Rev. Bonds,
Series 2011-A, Wells Fargo Bank LOC, 0.05% 2044[1]	10,000	10,000
Dormitory Auth. of the State of New York, Rev. Bonds (St. John’s University),
Series 2008-B-1, Bank of America LOC, 0.07% 2034[1]	9,795	9,795
New York City, New York, Municipal Water Fin. Auth., Water and Sewer System Rev. Ref. Bonds,
Fiscal 2003 Series A, Subseries F-1-A, 0.04% 2035[1]	10,000	10,000
New York State Housing Fin. Agcy, New York, Gotham West Housing Fin. Agcy. Rev. Bonds,
Series 2011-A-1, Wells Fargo & Co. LOC, 0.03% 2045[1]	7,000	7,000
City of New York, New York, G.O. Bonds, Fiscal 1994
Series A, Subseries A-10, JPMorgan Chase LOC, 0.07% 2017[1]	2,400	2,400
City of New York, New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.05% 2020[1]	6,100	6,100
City of New York, New York, G.O. Bonds, Fiscal 1999 Series B-2, JPMorgan Chase LOC, 0.05% 2023[1]	1,550	1,550
New York City, New York, Transitional Fin. Auth., New York City Recovery Bonds,
Fiscal Series 2003-1, Subseries 1-C, 0.05% 2022[1]	6,125	6,125
Charlotte-Mecklenburg Hospital Auth. North Carolina, Carolinas HealthCare System,
Health Care Rev. Ref. Bonds, Series 2007-B, Wells Fargo Bank LOC, 0.04% 2045[1]	17,025	17,025
North Carolina Medical Care Commission, Health Care Facs. Rev. Ref. Bonds
(University Health Systems of Eastern Carolina), Series 2008-A2, Bank of America LOC, 0.06% 2028[1]	600	600
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project),
Series 2008-B-1, 0.06% 2044[1]	3,200	3,200
City of North Charleston, South Carolina, North Charleston Public Facs. Corp. Ref. Certs. of Part.
(Convention Center Complex Projects), Series 2005, Bank of America LOC, 0.05% 2019[1]	4,110	4,110
State of South Carolina, Educational Facs. Auth. for Private Nonprofit Institutions of Higher Learning, Rev. Ref.
Improvement Bonds (Anderson College Project), Series 2004-A, Bank of America LOC, 0.09% 2025[1]	1,300	1,300
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2003, Bank of America LOC, 0.13% 2033[1]	820	820
	Principal amount	Value
Short-term securities	(000)	(000)

Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, Bank of America LOC, 0.13% 2034[1]	$ 2,005	$ 2,005
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2008, Bank of America LOC, 0.13% 2038[1]	830	830
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, Bank of America LOC, 0.13% 2032[1]	3,840	3,840
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2004, Bank of America LOC, 0.13% 2034[1]	1,125	1,125
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Ref. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project),
Series 2008-B, JPMorgan Chase LOC, 0.05% 2041[1]	12,115	12,115
Tarrant County, Texas, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Methodist Hospitals of Dallas Project), Series 2008-A, JPMorgan Chase LOC, 0.05% 2041[1]	20,895	20,895
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center),
Series 2008, Subseries 2008-B-2, JPMorgan Chase LOC, 0.05% 2031[1]	2,700	2,700
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center),
Series 2008-A, JPMorgan Chase LOC, 0.05% 2031[1]	2,900	2,900
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center),
Series 2008-B-1, JPMorgan Chase LOC, 0.05% 2031[1]	4,350	4,350
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2013, 2.00% 6/30/2014	7,000	7,122
Tarrant County, Texas, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds
(Hendrick Medical Center Project), Series 2009-C, JPMorgan Chase LOC, 0.05% 2025[1]	12,775	12,775
State of Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.50% 8/30/2013	175,000	175,355
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 0.03% 2041[1]	6,700	6,700
Industrial Dev. Auth. of Montgomery County, Virginia, Rev. Ref. Bonds (Virginia Tech Foundation),
Series 2005-A, Bank of America LOC, 0.05% 2035[1]	650	650
Virginia College Building Auth., Educational Facs. Rev. Bonds
(21st Century College and Equipment Programs), Series 2006-B, 0.04% 2026[1]	2,385	2,385
Wisconsin Health and Educational Facs. Auth., Demand Rev. Bonds (Meriter Hospital, Inc. Project),
Series 2002, JPMorgan Chase LOC, 0.09% 2032[1]	2,835	2,835
Total short-term securities (cost: $853,365,000)		853,402
Total investment securities (cost: $9,239,790,000)		9,449,081
Other assets less liabilities		30,997
Net assets		$9,480,078

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $72,863,000, which represented .77% of the net assets of the fund.
[3]	Scheduled interest and/or principal payment was not received.
[4]	Step bond; coupon rate will increase at a later date.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations

Agcy. = Agency

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-019-0913O-S37636

American High-Income
Municipal Bond Fund®

Investment portfolio

July 31, 2013

Bonds, notes & other debt instruments 93.67%
	Principal amount	Value
Alabama 0.14%	(000)	(000)

Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 2035	$ 3,500	$ 2,765
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.),
Series 2012-A, 5.00% 2039	1,100	1,041
		3,806
Arizona 3.19%

Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 1.91% 2048 (put 2020)[1]	2,500	2,555
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.25% 2025	2,500	2,725
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.70% 2027	450	416
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.80% 2032	952	839
Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037[2]	2,000	1,683
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 0.994% 2037[1]	5,000	4,458
La Paz County, Industrial Dev. Senior Lien Rev. Bonds (Imperial Regional Detention Fac. Project),
Series 2013, 7.80% 2039	6,750	6,552
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.00% 2020	2,000	2,197
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	840	867
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	6,160	6,031
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,056
Industrial Dev. Auth. of the County of Pima, Industrial Dev. Rev. Bonds
(Tucson Electric Power Co. Project), 4.00% 2029	3,390	3,022
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds
(Global Water Resources, LLC Project), Series 2007, AMT, 6.55% 2037	17,000	17,106
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds
(Global Water Resources, LLC Project), Series 2008, AMT, 7.50% 2038	10,000	10,432
Industrial Dev. Authorities of the County of Pima and the City of Tucson,
Joint Single-family Mortgage Rev. Ref. Bonds, Series 2007-A-1, AMT, 5.10% 2038	515	539
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	3,899
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	3,000	3,034
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	2,500	2,772
Industrial Dev. Auth. of the City of Scottsdale, Hospital Rev. Ref. Bonds (Scottsdale Healthcare),
Series 2006-C, Assured Guaranty Municipal insured, 5.00% 2035	1,250	1,262
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,070
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe),
Series 2012-A, 6.25% 2042	1,000	1,007
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe),
Series 2012-A, 6.25% 2046	3,200	3,206
University Medical Center Corp. (Tucson), Hospital Rev. Bonds, Series 2009, 6.50% 2039	1,000	1,078
Community Facs. Dist. No. 1 (Verrado), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2013-A, 5.00% 2021	500	514
Bonds, notes & other debt instruments
	Principal amount	Value
Arizona (continued)	(000)	(000)

Community Facs. Dist. No. 1 (Verrado), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2013-A, 5.00% 2022	$ 500	$ 504
Community Facs. Dist. No. 1 (Verrado), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2013-B, 5.00% 2023	500	495
Community Facs. Dist. No. 1 (Verrado), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2013-B, 5.70% 2029	770	759
Community Facs. Dist. No. 1 (Verrado), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2013-B, 6.00% 2033	700	694
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	1,000	994
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), Series 2006, 5.25% 2031	725	620
Industrial Dev. Auth. of the County of Yavapai, Solid Waste Disposal Rev. Bonds
(Waste Management, Inc. Project), Series 2003-A-1, AMT, 4.90% 2028	2,200	2,135
		88,521
California 14.73%

City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.50% 2030	2,615	2,720
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	2,295	2,371
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	1,000	999
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2020	920	948
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2037	4,510	3,986
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds
(Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	500	536
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 6.00% 2030	1,000	1,063
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds
(Odd Fellows Home of California), Series 2012-A, 5.00% 2032	2,250	2,224
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2003-C, 5.375% 2021	1,500	1,531
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2011, 6.00% 2031	1,250	1,330
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-A, 5.00% 2047	3,500	3,183
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-C-1, 3.00% 2019	2,000	2,006
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	2,500	2,376
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2008-B-1, 1.16% 2045 (put 2024)[1]	1,500	1,505
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2012-D-1, 0.984% 2045 (put 2017)[1]	4,000	4,003
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds,
Series 2012, 4.25% 2023	1,000	988
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds,
Series 2012, 5.00% 2028	1,000	1,009
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.70% 2024	600	552
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.80% 2025	650	594
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.90% 2026	625	562
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.00% 2027	650	583
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.00% 2028	600	536
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2029	1,205	1,083
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds
(Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2025	1,165	858
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds,
Series 2012-D, 0% 2035	$1,000	$ 296
Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds,
Series 2012-D, 0% 2036	1,200	334
Cerritos Public Fin. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan),
Series A, AMBAC insured, 6.50% 2023	955	1,064
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2020	4,165	4,423
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2021	1,000	1,046
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Agcy.),
Series A, AMBAC insured, 5.00% 2022	2,000	2,073
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	2,500	2,577
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	2,290	2,320
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	1,500	1,584
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.),
Series 2004-C, 5.875% 2034	1,100	1,223
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds
(Improvement Area No. 1), Series 2007, 5.00% 2037	500	464
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,155	1,144
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	1,000	1,118
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
2012 Special Tax Rev. Ref. Bonds, 4.00% 2029	2,140	1,899
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
2012 Special Tax Rev. Ref. Bonds, 4.00% 2031	700	607
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County),
2012 Special Tax Ref. Bonds, 4.00% 2033	7,500	6,125
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), Special Tax Ref. Bonds,
Series 2012, Assured Guaranty Municipal insured, 3.375% 2030	2,500	1,988
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2024	4,545	4,690
Various Purpose G.O. Bonds, 5.00% 2041	1,000	1,015
Various Purpose G.O. Ref. Bonds, 5.00% 2038	2,000	2,042
Veterans G.O. Bonds, Series CD, AMT, 4.60% 2032	9,750	9,090
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2007-A-1, 5.125% 2047	3,500	2,499
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032 (preref. 2020)	1,000	1,239
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.875% 2025	1,025	1,043
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 5.00% 2026	1,075	1,097
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 3.35% 2022	1,175	1,122
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2020	450	503
Irvine Public Facs. and Infrastructure Auth., Assessment Rev. Bonds, Series 2012-A, 4.50% 2025	650	634
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-A, ACA insured, 5.60% 2033	1,750	1,643
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	2,075	2,097
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,000	989
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2026	2,000	2,086
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 2035	1,000	970
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
Series 2003, 6.00% 2033	1,000	1,025
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	2,000	2,400
Long Beach Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election,
Series 2012-B, 0% 2034	1,250	385
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	5,900	6,818
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands),
Series 2006, 5.25% 2026	650	646
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands),
Series 2006, 5.30% 2038	$ 1,820	$ 1,705
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds,
Series 2005, 5.20% 2036	2,850	2,764
Community Redev. Agcy. of the City of Moreno Valley, Tax Allocation Bonds,
Series 2007-A, AMBAC insured, 5.00% 2038	6,270	5,823
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	3,025	3,199
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	10,629
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2020	1,500	1,644
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2021	1,500	1,613
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,000	1,996
Municipal Fin. Auth., Charter School Rev. Bonds (Partnerships to Uplift Communities Project),
Series 2012-A, 5.25% 2042	850	765
Municipal Fin. Auth., Charter School Rev. Bonds (Partnerships to Uplift Communities Project),
Series 2012-A, 5.30% 2047	520	465
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2026	500	448
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2036	2,100	1,721
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.00% 2028[2]	845	836
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2038[2]	750	725
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2048[2]	1,000	951
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2038	850	820
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	518
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	1,500	1,524
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029	1,420	1,656
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.50% 2039	2,000	2,356
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.25% 2040	1,000	1,043
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,600	1,541
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	923
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	7,500	8,361
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	2,965	2,435
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	800	782
Newport-Mesa Unified School Dist. (County of Orange), G.O. Bonds, Election of 2005, Series 2011, 0% 2038	4,000	1,079
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Issue of 2006,
AMBAC insured, 4.875% 2033	7,000	6,259
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	2,000	2,006
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2025	2,000	2,107
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	2,000	2,074
Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay) of the City of Oxnard, Special Tax Bonds,
Series 2005, 5.00% 2035	1,550	1,527
Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay) of the City of Oxnard, Special Tax Bonds,
Series 2005, 5.125% 2025	2,510	2,524
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	2,000	1,722
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2020	4,815	3,961
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2021	4,145	3,211
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2011, 6.125% 2041	1,000	1,013
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources
(Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045	11,000	9,219
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	$ 620	$ 609
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2032	810	786
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.25% 2029	2,300	2,367
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.50% 2033	1,500	1,536
Public Works Board, Lease Rev. Bonds (Trustees of the California State University,
J. Paul Leonard & Sutro Library), Series 2009-J, 6.00% 2034	1,500	1,709
Public Works Board, Lease Rev. Bonds (Trustees of the California State University,
Various California State University Projects), Series 2011-B, 5.00% 2031	1,200	1,222
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	6,000	6,945
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	1,500	1,514
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	2,500	2,490
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds
(LAXFUEL Corp., Los Angeles International Airport), Issue of 2012, AMT, 5.00% 2032	2,000	1,953
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2035	1,200	1,175
Riverside County Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2048	1,000	986
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41
2007 Water System Project), Series 2007-B, FGIC-National insured, 0.734% 2034[1]	5,000	4,324
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2022	1,000	1,083
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	3,000	3,202
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds, 6.00% 2018	195	197
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds, 6.625% 2026	1,000	1,002
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	12,750	14,340
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2024	1,000	1,096
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	3,500	3,739
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	3,000	3,107
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project), Series 2009-C, 6.50% 2039	1,450	1,592
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project), Series 2011-C, 6.75% 2041	1,775	1,978
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay South Redev. Project), Series 2009-D, 6.625% 2039	2,500	2,666
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041	2,000	2,141
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects),
Series 2009-A, 5.00% 2025	2,500	2,687
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Bonds
(Mission Bay South Public Improvements), Series 2013-B, 3.00% 2020	400	383
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Bonds
(Mission Bay South Public Improvements), Series 2013-C, 0% 2043	5,000	707
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2027	500	504
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2029	1,300	1,308
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2031	1,140	1,137
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2033	250	246
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	6,925	7,222
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.25% 2034	1,750	1,919
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.00% 2022	1,600	1,642
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.50% 2035	$1,000	$1,020
Redev. Agcy. of the City of San Jose, Tax Allocation Bonds (Merged Area Redev. Project),
Series 2003, FGIC-National insured, 4.90% 2033	2,340	2,118
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-C, National insured, 3.75% 2028	11,175	9,125
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	1,651
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	1,500	1,711
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.75% 2028	810	928
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	6,070	3,204
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	6,000	2,883
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds,
Series 2011-A, 5.75% 2040	3,000	3,087
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2026	1,000	1,006
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2027	500	501
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-B, 5.875% 2038	650	670
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds
(Earthquake Recovery Redev. Project), 5.00% 2042	1,125	1,144
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 4.875% 2016[2]	3,290	3,350
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 5.00% 2020[2]	6,700	6,721
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2011-A, 5.10% 2030	930	940
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds
(Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 4.50% 2030	120	85
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	2,500	2,511
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	565	567
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[2]	5,250	4,863
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2007, 5.00% 2047	4,000	3,735
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	3,000	3,103
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,000	1,010
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	3,000	2,979
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	940	826
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	1,500	1,687
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project),
Series 2012-A, 5.625% 2032	1,000	982
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project),
Series 2012-B-2, 4.00% 2018	1,000	977
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 6.00% 2029	2,000	2,086
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 6.25% 2039	2,500	2,584
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	980	1,064
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	1,675	1,777
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	1,500	1,301
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.00% 2029	1,500	1,645
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	4,500	4,905
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	$ 2,250	$ 2,310
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	2,000	2,025
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,000	1,014
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2019	2,830	2,999
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,286
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2031	115	84
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2034	440	310
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds
(Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	1,035	1,030
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds
(Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	1,750	1,690
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	2,000	1,572
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	13,935	10,620
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	3,100	3,435
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2004-A, 5.375% 2034	2,500	2,591
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	2,500	2,605
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2024	1,165	1,231
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2028	700	710
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2035	1,000	960
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2040	450	429
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2032	2,250	2,156
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	140	137
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project),
Series 2011-A, 7.50% 2042	1,950	2,205
		408,468
Colorado 4.61%

Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.80% 2017	1,015	952
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.95% 2022	3,240	2,639
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 5.00% 2026	1,980	1,485
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	3,122
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 2037[1]	2,000	1,482
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	1,000	1,068
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.25% 2032	18,000	16,803
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.75% 2032	2,905	2,868
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.284% 2033[1]	4,740	4,199
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	2,000	2,182
E-470 Public Highway Auth., Rev. Ref. Bonds (Capital Appreciation Bonds),
Series 2006-B, National insured, 0% 2035	1,585	429
Bonds, notes & other debt instruments
	Principal amount	Value
Colorado (continued)	(000)	(000)

E-470 Public Highway Auth., Rev. Ref. Bonds (Capital Appreciation Bonds),
Series 2006-B, National insured, 0% 2037	$10,125	$ 2,404
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.375% 2028	1,000	1,057
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.50% 2038	1,000	1,046
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2024	3,880	4,134
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2012, 5.00% 2042	7,745	7,318
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,383
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2017	1,485	1,568
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2018	2,095	2,189
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	14,500	13,065
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	2,000	1,843
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	985
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042	2,500	2,500
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047	4,000	4,013
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project),
Series 2011, 6.00% 2040	1,250	1,282
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project),
Series 2010-A, 6.00% 2030	350	366
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project),
Series 2010-A, 6.25% 2040	975	1,010
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/
Tax Increment Supported Rev. Bonds, Series 2003, 8.00% 2025 (preref. 2014)	5,500	5,908
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2020	1,500	1,578
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds,
Series 2007, ACA insured, 5.00% 2021	1,500	1,517
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.40% 2031	4,200	3,721
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,247
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2034	1,700	1,817
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2041	14,800	15,884
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.25% 2034	430	374
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	3,250	2,831
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds
(Convertible to Unlimited Tax), Series 2007, 5.20% 2036	3,225	2,983
Tallyn’s Reach Metropolitan Dist. No. 3 in the City of Aurora, Limited Tax G.O. Ref. and Improvement Bonds,
Series 2013, 5.00% 2033	505	450
Tallyn’s Reach Metropolitan Dist. No. 3 in the City of Aurora, Limited Tax G.O. Ref. and Improvement Bonds,
Series 2013, 5.125% 2038	1,035	911
Traditions Metropolitan Dist. No. 2 (City of Aurora), G.O. (Limited Tax Convertible to Unlimited Tax) Bonds,
Series 2006, 5.75% 2036	1,190	1,030
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2029	25	22
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2036	1,980	1,669
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Ref. Bonds, Series 2006-B, 0%/9.50% 2040[3]	2,220	1,351
		127,685
Bonds, notes & other debt instruments
	Principal amount	Value
Connecticut 0.79%	(000)	(000)

Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.625% 2030	$1,250	$ 1,302
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	4,500	4,632
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-B, 6.125% 2014	360	360
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.125% 2023	3,350	3,247
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	4,000	3,629
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref.
Bonds, Series 2001, 6.00% 2016	3,870	3,873
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2021	3,000	3,002
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2031	2,000	2,000
		22,045
Delaware 0.02%

Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	605	624
District of Columbia 0.42%

Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue),
Series 2007, National insured, 5.00% 2029	1,000	1,022
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects),
Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[3]	5,000	3,876
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2023	5,000	5,540
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	1,175	1,162
		11,600
Florida 8.44%

Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds
(Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2032	500	569
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds
(Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	2,000	2,245
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds
(Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2046	1,500	1,674
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project),
Series 2008-D-2, 6.75% 2030	900	976
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project),
Series 2007-A, 5.75% 2026	1,000	908
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2028	700	698
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015	500	499
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,606
Broward County, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2023	4,000	4,355
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	2,225	2,078
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	5,000	5,781
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2019	5,000	5,678
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2020	2,500	2,822
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2021	8,500	9,467
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.75% 2029	5,250	5,502
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	1,490	1,500
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Ref. Bonds (Multi-County Program),
Series 2006-A, AMT, 4.80% 2038	$ 3,095	$3,150
Escambia County, Environmental Improvement Rev. Ref. Bonds, Series 2006-B, AMT, 5.00% 2026	1,000	991
Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	7,355	6,052
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014[4]	10,260	—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	40,185	5,237
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2027	1,000	1,072
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
Series 2002, 6.75% 2034	3,910	3,963
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	1,145	930
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project),
Series 2012-A, 5.00% 2032	1,000	992
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2018 (preref. 2015)	250	275
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2018 (preref. 2016)	100	114
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023 (preref. 2016)	70	80
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023	930	1,022
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2022	1,940	2,100
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2023	2,000	2,153
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 2027[2]	4,565	4,888
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	590	565
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 2011[4]	75	56
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 5.60% 2037[4]	875	565
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-B, 4.875% 2010[4]	2,585	1,711
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 4.875% 2010[4]	755	476
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 5.375% 2036[4]	2,190	1,619
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2006-A, 5.30% 2038[4]	1,970	673
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2006-B, 5.00% 2011[4]	7,420	2,532
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project),
Series 2006, 5.40% 2037	880	686
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project),
Series 2006, 5.50% 2036	2,915	2,166
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project),
Series 2006-B, 6.77% 2020	2,515	2,481
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	3,000	2,826
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,250	2,112
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.50% 2031	2,600	2,809
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	$ 3,455	$ 3,619
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	3,000	3,032
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	12,917
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2022	1,860	1,998
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	10,077
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,007
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2016	4,535	4,938
Magnolia Creek Community Dev. Dist. (City of Freeport), Capital Improvement Rev. Bonds,
Series 2007-B, 5.60% 2014[4]	4,255	1,465
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2023	3,090	3,454
Marion County Hospital Dist., Health System Rev. Ref. and Improvement Bonds
(Munroe Regional Health System), Series 2007, 5.00% 2022	2,110	2,357
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds,
Series 2000-A, 7.65% 2032	2,570	2,570
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds,
Series 2002, 6.625% 2032	4,225	3,596
Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center),
Series 2012, 5.50% 2042	6,000	6,013
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2004-A, 6.00% 2036[4]	1,035	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-1, 0%/6.00% 2036[3]	160	130
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-2, 0%/6.25% 2038[3]	305	239
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-B, 0%/6.81% 2020[3]	405	367
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2021	1,000	1,079
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2022	1,750	1,857
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2023	2,250	2,357
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2029	750	724
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2024	1,000	1,099
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	5,000	5,299
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2023	2,000	2,177
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	2,000	2,132
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.375% 2017	1,000	1,145
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.50% 2036	2,000	2,091
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	1,000	1,112
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds
(Mayflower Retirement Center, Inc. Project), Series 2012, 5.00% 2036	250	238
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033	1,500	1,510
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	1,085	1,140
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
Series 2006, 5.70% 2037	3,435	2,156
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County),
Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	$ 2,685	$ 2,009
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010[4]	920	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011[4]	1,385	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	395	413
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	4,860	1,603
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund — Intermodal Program),
Series 2011-B, AMT, 5.375% 2029	1,000	1,072
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.125% 2027	2,000	2,144
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds,
Series 2003-B, 6.375% 2013[4]	1,320	1,003
St. Johns County Industrial Dev. Auth., First Mortgage Rev. Bonds
(Presbyterian Retirement Communities Project), Series 2004-A, 5.625% 2034	2,500	2,530
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 5.875% 2040	3,625	3,743
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 6.00% 2045	1,600	1,663
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project),
Series 2007, 5.00% 2017	1,260	1,307
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project),
Series 2007, 5.00% 2027	4,230	4,165
Seminole Tribe of Florida, Series A, 5.25% 2027[2]	10,000	10,408
Seminole Tribe of Florida, Series A, 5.50% 2024[2]	1,500	1,585
Seminole Tribe of Florida, Series A, 5.75% 2022[2]	1,130	1,208
Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 2013[4]	2,035	1,547
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,310	1,232
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds,
Series 2005-A, 5.55% 2036	5,420	5,258
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds,
Series 2005-B, 5.25% 2016	1,070	1,065
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
Series 2004, 6.00% 2020	675	665
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds,
Series 2007-A, 6.60% 2039	1,595	1,406
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2),
Series 2005, 5.80% 2036	5,940	3,529
		234,104
Georgia 2.86%

Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	2,240	1,747
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2011-B, AMT, 5.00% 2027	2,000	2,057
City of Atlanta, Tax Allocation Bonds (Beltline Project), Series 2008-B, 7.375% 2031	5,000	5,770
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	3,500	3,882
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-E, 7.00% 2023	2,000	2,357
Clayton County, Tax Allocation Bonds (Ellenwood Project), Series 2008, 7.50% 2033	3,200	3,204
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project),
Series 2009-A, 8.75% 2029	5,000	5,852
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project),
Series 2009-B, AMT, 9.00% 2035	6,000	6,480
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.00% 2030	5,250	5,494
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.125% 2040	2,750	2,862
Bonds, notes & other debt instruments
	Principal amount	Value
Georgia (continued)	(000)	(000)

Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds
(GGC Foundation, LLC Project), Series 2009, 6.00% 2029	$1,850	$ 1,998
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds
(GGC Foundation, LLC Project), Series 2009, 6.125% 2040	5,000	5,365
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	4,095	3,656
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.375% 2029	710	760
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.625% 2039	1,350	1,443
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	1,500	1,517
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	1,000	941
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2037	2,500	2,186
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates
(Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	2,000	2,017
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project),
Series 2008, 6.00% 2034	6,500	7,209
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project),
Series 2009-A, 5.50% 2039	3,500	3,611
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	1,000	1,113
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,096
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 5.25% 2027	3,750	3,555
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 5.25% 2037	1,375	1,203
Dev. Auth. of Richmond County, Environmental Improvement Rev. Ref. Bonds,
Series 2002-A, AMT, 6.00% 2025	2,000	2,000
		79,375
Guam 0.19%

Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	998
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	500	511
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2032	2,000	2,036
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,064
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	625	642
		5,251
Hawaii 0.21%

Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project),
Series A, 8.75% 2029	1,000	1,136
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project),
Series A, 9.00% 2044	3,250	3,671
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.),
Series 2010-B, 5.75% 2040	1,000	1,039
		5,846
Idaho 0.16%

Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-E, Class III, AMT, 5.30% 2022	225	231
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023	385	385
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	325	325
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	665	666
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	465	466
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	555	559
Bonds, notes & other debt instruments
	Principal amount	Value
Idaho (continued)	(000)	(000)

Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	$1,170	$ 1,178
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 1999-G, AMT, 5.75% 2014	5	5
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 2001-B, Class III, AMT, 5.75% 2020	370	371
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 2002-C, Class III, AMT, 5.50% 2021	325	329
		4,515
Illinois 5.43%

Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds
(Forest City Project), Series 2005, 5.90% 2027	6,000	5,118
Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	399	398
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	3,000	3,127
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2012-A, AMT, 5.00% 2026	3,500	3,614
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, AMT, 5.00% 2023	2,000	2,156
City of Chicago, O’Hare International Airport, Special Fac. Rev. Ref. Bonds (American Airlines, Inc. Project),
Series 2007, 5.50% 2030[4]	4,000	4,500
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.40% 2016	357	364
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.625% 2036	4,900	4,733
Fin. Auth. Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044	2,110	2,288
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,750	1,835
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,000	1,018
Fin. Auth., Rev. Bonds (Ingalls Health System), Series 2013, 5.00% 2043	2,000	1,845
Fin. Auth., Rev. Bonds (Lutheran Home and Services Obligated Group), Series 2012, 5.625% 2042	3,700	3,418
Fin. Auth., Rev. Bonds (Lutheran Home and Services Obligated Group), Series 2012, 5.75% 2046	2,500	2,336
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2036	4,000	3,840
Fin. Auth., Rev. Bonds (Admiral at the Lake Project), Series 2010-D-3, 6.00% 2017	535	535
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	6,000	6,287
Health Facs. Auth., Rev. Ref. Bonds (Elmhurst Memorial Healthcare), Series 2002, 6.25% 2017	1,665	1,672
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 6.00% 2043	2,300	2,366
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	2,000	1,908
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-6, 6.00% 2028[4]	1,575	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-7, 6.125% 2041[4]	3,325	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-B, 0% 2050	2,100	—
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	8,550	8,583
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2037	4,025	3,928
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	1,099
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	1,000	1,003
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	6,000	6,727
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	1,500	1,556
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	1,000	1,036
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	8,935	9,643
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	9,800	11,912
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	2,250	2,391
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	1,500	1,508
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	4,200	4,347
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	3,000	3,174
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. — Illinois State University Project),
Series 2011, 7.00% 2043	6,765	7,417
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois (continued)	(000)	(000)

Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. — Northern Illinois University Project),
Series 2011, 6.875% 2043	$11,500	$ 12,804
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	2,965	2,967
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	5,000	5,093
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	2,875	3,082
G.O. Bonds, Series of July 2013, 5.50% 2038	1,000	1,011
Village of Hampshire (Kane County), Special Service Area Number 13, Special Tax Bonds
(Tuscany Woods Project), Series 2007, 5.75% 2037[4]	4,966	2,131
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.20% 2015	640	658
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.80% 2032	1,000	996
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.55% 2016	516	512
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project),
Series 2004, 6.25% 2034	1,760	1,781
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022[4]	1,900	323
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 6.125% 2040[4]	5,000	850
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds
(Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	856	755
		150,645
Indiana 2.34%

City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project),
Series 2007, 5.00% 2028	2,055	1,793
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project),
Series 2007, 5.00% 2032	1,000	843
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	7,000	7,596
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	4,000	4,056
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	1,000	1,077
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project),
Series 2012-A, 5.00% 2032	3,800	3,660
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project),
Series 2012-A, 5.00% 2039	9,175	8,594
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project),
Series 2013-A, AMT, 5.00% 2044	8,500	7,662
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project),
Series 2013-A, AMT, 5.00% 2048	2,500	2,226
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project),
Series 2013-A, AMT, 5.25% 2051	6,190	5,734
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	4,000	4,162
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	6,500	6,683
Indianapolis Airport Auth., Special Fac. Rev. Bonds
(United Air Lines, Inc., Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031[4]	3,500	70
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.60% 2016	1,000	1,108
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	1,000	1,143
Bonds, notes & other debt instruments
	Principal amount	Value
Indiana (continued)	(000)	(000)

Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021	$ 1,375	$ 1,479
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.70% 2037	6,000	5,998
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042	1,000	990
		64,874
Iowa 0.95%

Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2037	2,500	2,536
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2042	5,000	5,060
Fin. Auth., Single-family Mortgage Bonds, Series 2006-E, AMT, 5.50% 2036	135	140
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	5,000	4,902
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	11,250	10,690
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	3,000	2,974
		26,302
Kansas 0.43%

Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	1,920	1,882
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	265
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	790
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.125% 2017	1,200	1,229
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	5,250	4,830
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	2,562	2,157
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	840	859
		12,012
Kentucky 0.36%

Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.375% 2024	2,000	2,225
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.625% 2027	2,000	2,153
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 5.75% 2028	2,500	2,593
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,034
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	2,000	2,062
		10,067
Louisiana 1.64%

Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds
(West Jefferson Medical Center), Series 2011-A, 6.00% 2039	2,000	2,107
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	9,500	9,993
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	4,400	4,729
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	5,500	5,821
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	4,500	4,763
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2036	1,500	1,501
Public Facs., Impala Warehousing LLC, AMT, 6.50% 2036	3,000	2,779
Bonds, notes & other debt instruments
	Principal amount	Value
Louisiana (continued)	(000)	(000)

Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	$ 3,000	$ 3,045
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	500	508
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	2,000	2,157
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	5,500	5,492
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2026	2,500	2,621
		45,516
Maine 0.44%

Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	4,000	4,465
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	5,350	5,928
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	1,500	1,686
		12,079
Maryland 1.01%

City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,612	2,532
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	903	844
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	500	503
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.80% 2038	1,000	1,030
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.875% 2043	950	965
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project),
Series 2013, 5.00% 2033	1,000	936
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project),
Series 2012, 5.00% 2034	500	472
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,335	3,431
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2006-A, 5.125% 2036	4,625	4,464
Health and Higher Educational Facs. Auth., First Mortgage Rev. Ref. Bonds
(PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-B, 5.25% 2028	635	599
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue),
Series 1998-B, AMBAC insured, 5.25% 2038	2,000	2,004
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,049	1,058
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	8,250	8,137
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	980	903
		27,878
Massachusetts 1.53%

Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 2042	1,500	1,261
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project),
Series 2012-C, AMT, 5.25% 2042	11,500	10,004
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2029	1,000	1,012
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2031	500	504
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,400	1,450
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Series 1999, 5.625% 2019	630	632
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Series 1999, 5.625% 2029	4,150	4,159
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2021	712	670
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	1,760	1,522
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	2,115	1,748
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	1,418	1,142
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	405	290
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	1,591	9
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2041	1,000	1,013
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	3,265	3,131
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	3,190	3,542
Bonds, notes & other debt instruments
	Principal amount	Value
Massachusetts (continued)	(000)	(000)

Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	$ 3,000	$ 3,330
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-A, 7.75% 2039	2,000	158
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-A, 7.875% 2044	1,000	79
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-B-2, 6.25% 2014	290	26
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.70% 2027	1,250	1,210
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	1,800	1,837
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	1,000	1,025
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	1,500	1,663
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	1,000	1,085
		42,502
Michigan 5.10%

Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds
(Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	2,500	2,453
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds
(Henry Ford Village, Inc. Project), Series 2008, 7.125% 2043	5,000	4,955
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds,
Series 2012-A, 5.25% 2039	4,350	3,988
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	12,450	11,412
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2025	1,415	1,499
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	1,000	1,044
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	1,000	1,110
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2019	900	987
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2020	1,450	1,583
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	1,090	1,125
Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	1,250	1,243
City of Flint, Hospital Building Auth., Rev. Ref. Rental Bonds (Hurley Medical Center), Series 2010, 6.00% 2020	870	871
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2018	310	310
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.375% 2035	1,500	1,671
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.50% 2039	1,750	1,955
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 2023	2,000	1,946
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	4,000	3,830
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	1,000	913
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	2,000	1,935
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.75% 2039	5,500	5,664
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2029	1,000	1,016
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds
(Holland Home Obligated Group), Series 2012, 5.125% 2032	1,000	899
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds
(Holland Home Obligated Group), Series 2012, 5.375% 2041	1,250	1,114
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds
(Holland Home Obligated Group), Series 2012, 5.625% 2041	4,000	3,702
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O bonds,
Series 2013-I, 5.00% 2029	875	889
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds
(Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.375% 2026	1,250	1,294
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds
(Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2035	995	1,016
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds
(William Beaumont Hospital Obligated Group), Series 2009-V, 8.25% 2039	4,000	4,835
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2010-H, 5.00% 2030	2,700	2,683
Bonds, notes & other debt instruments
	Principal amount	Value
Michigan (continued)	(000)	(000)

State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	$ 1,000	$ 1,129
State Strategic Fund, Limited Obligation Rev. Bonds (Detroit Renewable Power Project),
Series 2013, AMT, 8.50% 2030[2]	2,535	2,439
State Strategic Fund, Limited Obligation Rev. Bonds (Detroit Thermal Project), Series 2013, AMT, 8.50% 2030[2]	7,715	7,424
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-KT, 5.625% 2020	1,800	2,120
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 6.00% 2048	28,355	22,486
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds,
Series 2008-A, 6.875% 2042	5,440	5,258
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2005, AMT, National insured, 5.00% 2034	9,000	8,646
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,100
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-B, AMT, 5.00% 2037	3,085	2,943
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2020	5,000	5,571
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2022	2,000	2,166
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-D, AMT, 5.00% 2028	12,000	12,070
		141,294
Minnesota 0.18%

Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,000	1,036
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds,
Series 2009-B, AMT, 5.00% 2022	2,000	2,199
City of Wayzata, Senior Housing Entrance Deposit Rev. Bonds (Folkestone Senior Living Community),
Series 2012-B, 4.875% 2019	1,800	1,808
		5,043
Mississippi 0.48%

Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Baptist Memorial Health Care),
Series 2004-B-1, 5.00% 2024	1,500	1,563
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.),
Series 2007-A, 5.00% 2026	4,500	4,629
Warren County, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	7,100	7,130
		13,322
Missouri 1.88%

Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds
(Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2019	1,885	2,017
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	510	514
Hawk Ridge Transportation Dev. Dist. (Lake St. Louis), Transportation Sales Tax Rev. Bonds,
Series 2006-A, 4.65% 2017	1,170	1,060
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects),
Series 2010, 5.50% 2042	2,000	1,999
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects),
Series 2011, 6.00% 2041	1,000	1,041
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	3,000	2,766
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds
(John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	7,950	7,809
Bonds, notes & other debt instruments
	Principal amount	Value
Missouri (continued)	(000)	(000)

Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds
(John Knox Village Obligated Group), Series 2007-A, 5.125% 2032	$ 3,500	$ 3,213
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,000	2,210
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	4,000	4,450
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2027	3,275	3,558
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2028	1,000	1,077
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2029	1,000	1,062
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2027	5,490	5,657
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2012, AMT, 5.00% 2032	1,685	1,612
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds
(Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	8,835
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds
(Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	3,300	3,300
		52,180
Montana 0.26%

Fac. Fin. Auth., Senior Living Rev. Ref. Bonds (St. John’s Lutheran Ministries Project),
Series 2006-A, 6.00% 2025	2,250	2,277
Fac. Fin. Auth., Senior Living Rev. Ref. Bonds (St. John’s Lutheran Ministries Project),
Series 2006-A, 6.125% 2036	4,850	4,852
		7,129
Nebraska 0.14%

Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	3,500	3,635
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	100	101
		3,736
Nevada 2.47%

Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2027	4,000	4,172
Clark County, Airport System Rev. Bonds, Series 2011-A-1, AMT, AMBAC insured, 5.00% 2026	2,000	2,130
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2023	6,000	6,413
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2024	1,000	1,059
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2025	2,000	2,081
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2027	2,415	2,464
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2028	2,000	2,016
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	995	820
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds,
Series 2012, 5.00% 2020	1,530	1,561
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds,
Series 2012, 5.00% 2021	1,645	1,646
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.25% 2031	2,000	2,017
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2018	1,115	1,061
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2019	1,390	1,308
Bonds, notes & other debt instruments
	Principal amount	Value
Nevada (continued)	(000)	(000)

City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.125% 2025	$ 3,465	$ 3,005
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2014	685	698
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2017	950	979
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.00% 2015	2,280	2,153
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.00% 2016	1,295	1,208
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.25% 2026	2,480	2,013
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.30% 2035	8,430	6,182
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013	455	458
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018	945	948
City of Las Vegas Redev. Agcy., Tax Increment Rev. Bonds, Series 2009-A, 8.00% 2030	6,000	6,515
City of Las Vegas, Special Improvement Dist. No. 607 (Providence),
Local Improvement Ref. Bonds, Series 2013, 4.25% 2024	200	187
City of Las Vegas, Special Improvement Dist. No. 607 (Providence),
Local Improvement Ref. Bonds, Series 2013, 5.00% 2022	500	509
City of Las Vegas, Special Improvement Dist. No. 607 (Providence),
Local Improvement Ref. Bonds, Series 2013, 5.00% 2023	450	454
City of Las Vegas, Special Improvement Dist. No. 607 (Providence),
Local Improvement Ref. Bonds, Series 2013, 5.00% 2024	325	325
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.25% 2037	5,000	5,004
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,480
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-C, 5.40% 2027	7,800	4,248
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	720	737
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina),
Limited Obligation Improvement Bonds, 6.50% 2020	1,585	1,670
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina),
Limited Obligation Improvement Bonds, 6.75% 2027	1,000	1,003
		68,524
New Hampshire 0.36%

Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	2,445	2,549
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-A, 6.875% 2041	2,625	2,735
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-B-2, 5.30% 2017	1,000	1,000
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	2,000	2,042
Health and Educational Facs. Auth., Healthcare System Rev. Bonds
(Covenant Health Systems Obligated Group Issue), Series 2007-A, 5.00% 2027	1,715	1,775
		10,101
New Jersey 3.22%

Camden County Improvement Auth., Health Care Redev. Project Rev. Bonds
(Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	2,665	2,641
Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project),
Series 2011-A, AMT, 10.50% 2032[2]	13,000	12,883
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project),
Series 2012-A, AMT, 5.00% 2037	5,750	5,450
Bonds, notes & other debt instruments
	Principal amount	Value
New Jersey (continued)	(000)	(000)

Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project),
Series 2012-A, AMT, 5.125% 2043	$ 750	$ 712
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.),
Series 2006, 5.25% 2026	2,435	2,442
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.),
Series 2006, 5.25% 2036	500	474
Econ. Dev. Auth., Rev. Bonds (Provident Group — Montclair Properties LLC —
Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	3,500	3,672
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	210	217
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,500	4,303
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	15,000	14,142
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,318
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project),
Series 2012, AMT, 5.75% 2027	4,500	4,391
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,000	1,126
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032	500	515
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037	1,000	1,022
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2024	1,000	1,055
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Chilton Memorial Hospital Issue), Series 2009, 5.75% 2039	860	890
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue),
Series 2011, 6.00% 2026	2,000	2,113
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue),
Series 2011, 6.25% 2035	3,000	3,124
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.575% 2020[1]	910	904
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 2026	1,000	886
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2020	3,000	3,088
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2021	1,500	1,622
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2022	1,000	1,071
North Hudson Sewerage Auth., Gross Rev. Ref. Lease Certificates, Series 2012-A, 5.00% 2042	2,000	2,005
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-1-A, 5.00% 2041	15,250	11,168
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds),
Series 2010-A, 0% 2030	10,000	3,943
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds),
Series 2010-A, 0% 2040	1,000	200
		89,377
New Mexico 0.53%

Dona Ana County, Improvement Dist. Bonds
(Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021	1,405	1,411
Dona Ana County, Improvement Dist. Bonds
(Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021	3,590	3,613
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group),
Series 2012, 5.00% 2032	1,000	899
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group),
Series 2012, 5.00% 2042	3,000	2,524
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2008-C, Class I, AMT, 6.95% 2039	590	614
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	390	408
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.625% 2025	430	455
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds,
Series 2012-B-1, Class I, AMT, 3.75% 2043	960	998
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,500	3,666
		14,588
Bonds, notes & other debt instruments
	Principal amount	Value
New York 3.60%	(000)	(000)

Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project),
Series 2013-A, 5.50% 2043	$ 500	$ 498
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project),
Series 2009, 5.875% 2042	600	613
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds,
Series 2011-A, 5.00% 2032	4,000	4,050
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	1,590	1,770
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,120	1,175
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	2,500	2,527
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	5,500	5,850
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	2,500	2,488
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.75% 2051	1,000	1,085
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	3,000	3,010
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project),
Series 2010, 6.375% 2049	13,360	14,562
Nassau County Local Econ. Assistance Corp., Rev. Ref. Bonds
(Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	500	487
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2006-C, AMT, 5.00% 2026	1,250	1,273
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.05% 2022	1,500	1,557
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.125% 2032	1,000	1,018
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.15% 2037	500	515
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds
(Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	2,000	1,955
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	15,200	16,702
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.75% 2031	2,130	2,341
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	2,000	2,218
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	750	781
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.00% 2039	1,000	1,033
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project),
Series 2012-A, AMT, 5.25% 2042	2,750	2,426
Onondaga Civic Dev. Corp., Rev. Ref. Bonds (St. Joseph’s Hospital Health Center Project),
Series 2012, 5.00% 2042	500	451
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	2,650	2,948
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	5,500	6,101
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	8,085	8,176
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[2]	3,680	3,790
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds
(KeySpan-Port Jefferson Energy Center, LLC Project), Series 2003-A, AMT, 5.25% 2027	8,220	8,284
		99,684
North Carolina 0.31%

Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	1,204
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging),
Series 2012-A, 4.75% 2032	3,800	3,385
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging),
Series 2012-A, 5.00% 2037	2,000	1,789
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	2,230	2,242
		8,620
Bonds, notes & other debt instruments
	Principal amount	Value
Ohio 4.39%	(000)	(000)

Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2020	$ 2,500	$ 2,871
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	8,580	9,664
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	1,500	1,525
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds
(Akron General Health System), Series 2012, 5.00% 2031	4,000	3,880
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds
(Catholic Health Partners), Series 2012-A, 5.00% 2033	3,315	3,343
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	18,170	14,516
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2047	16,780	12,558
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 6.50% 2047	13,000	10,630
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	5,125	5,144
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	1,000	1,031
City of Centerville, Health Care Rev. Ref. Bonds
(Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2038	1,000	988
City of Cleveland, Airport System Rev. Ref. Bonds,
Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2031	4,000	4,074
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,535	3,982
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,095	1,157
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,041
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	2,300	2,365
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,001
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	1,000	992
County of Cuyahoga, Health Care Facs. Rev. Bonds (Franciscan Communities, Inc. — Mount Alverna Project),
Series 2004-D, 6.50% 2034	1,315	1,353
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project),
Series 2010-A, 5.625% 2026	1,600	1,667
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds
(Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	11,000	11,761
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	1,500	1,446
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2011-A, 6.625% 2046	1,000	1,065
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project),
Series 2006-A, 5.00% 2016	1,685	1,810
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project),
Series 2006-A, 5.00% 2037	4,370	4,153
County of Hamilton, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center),
Series 2004-J, FGIC-National insured, 5.25% 2034	2,250	2,254
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,000	2,009
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	1,000	999
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	505	531
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	2,000	2,087
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project),
Series 2013, 5.00% 2044	6,000	5,164
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds
(Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	4,700	4,784
		121,845
Oklahoma 0.67%

Fort Sill Apache Ok Tribe Gaming Enterprise, Econ. Dev. Auth., Series 2011-A, 8.50% 2026[2]	6,500	7,068
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2008-A, AMT, 6.80% 2038	950	1,021
Bonds, notes & other debt instruments
	Principal amount	Value
Oklahoma (continued)	(000)	(000)

Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds,
Series 2001-B, AMT, 5.50% 2035	$10,000	$ 9,102
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	1,285	1,404
		18,595
Oregon 0.57%

Cow Creek Band of Umpqua Tribe of Indians, Tax Rev. Bonds, Series 2006-C, 5.625% 2026	8,165	7,414
Hospital Facs. Auth. of the City of Medford, Rev. Ref. Bonds (Rogue Valley Manor), Series 2013-A, 5.00% 2033	3,195	3,145
Hospital Facs. Auth. of the City of Medford, Rev. Ref. Bonds (Rogue Valley Manor), Series 2013-A, 5.00% 2042	1,300	1,229
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2028	4,000	4,134
		15,922
Pennsylvania 3.90%

Allegheny County Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2025	2,705	2,857
Allegheny County Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2026	2,000	2,082
Allegheny County Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2028	500	510
Allegheny County Airport Auth., Airport Rev. Ref. Bonds (Pittsburgh International Airport),
Series 2002-B, AMT, FGIC insured, 5.00% 2017	2,500	2,742
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 5.30% 2014	275	279
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.125% 2025	6,815	6,908
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	6,850	6,943
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2023	2,420	2,646
East Hempfield Township Industrial Dev. Auth. Rev. Bonds (Student Services, Inc.
Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2035	1,000	939
East Hempfield Township Industrial Dev. Auth. Rev. Bonds (Student Services, Inc.
Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	2,750	2,491
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Bonds (Allegheny Energy Supply Co., LLC Project),
Series 2009, 7.00% 2039	5,500	5,634
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.75% 2028	2,500	2,578
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.875% 2038	3,600	3,695
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 6.00% 2042	1,000	1,030
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2010, 6.00% 2043	3,500	3,638
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	4,690	4,945
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	982
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	3,000	2,769
Higher Educational Facs. Auth., Rev. Ref. Bonds (Foundation for Indiana University of Pennsylvania
Student Housing Project at Indiana University of Pennsylvania), Series 2012-B, 5.00% 2041	2,200	2,107
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc.
Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	2,370	2,291
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc.
Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	5,890	5,418
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds,
Series 2011-A, 5.75% 2041	1,500	1,582
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	135	137
Bonds, notes & other debt instruments
	Principal amount	Value
Pennsylvania (continued)	(000)	(000)

Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project),
Series 2009-A, 5.75% 2039	$ 1,500	$ 1,540
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	1,000	1,002
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.125% 2028	2,000	1,993
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.25% 2035	2,000	1,963
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2008, 7.00% 2036	2,000	2,042
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 6.25% 2029	725	782
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2022	2,610	2,703
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2027	2,500	2,531
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	2,800	2,804
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	9,545	8,450
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds
(Temple University Health System Obligated Group), Series 2007-A, 5.00% 2034	1,000	859
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds
(Temple University Hospital), Series 2007-B, 5.00% 2017	3,165	3,152
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	5,600	5,705
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 0.66% 2017[1]	1,000	990
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	5,400	5,180
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.50% 2015	1,200	1,226
		108,125
Puerto Rico 0.75%

Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.125% 2037	1,500	1,195
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	15,140	11,841
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth.,
Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project),
Series 2011-A, 6.00% 2033	4,150	4,306
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.50% 2039	500	418
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-A-1, 5.00% 2043	3,500	3,024
		20,784
Rhode Island 0.11%

Student Loan Auth., Student Loan Program Rev. Bonds, Series 2013-A, AMT, 5.00% 2016	350	387
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2013-A, AMT, 5.00% 2017	450	502
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2013-A, AMT, 5.00% 2020	1,850	2,043
		2,932
South Carolina 0.71%

Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	1,515	1,543
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	2,000	1,886
Bonds, notes & other debt instruments
	Principal amount	Value
South Carolina (continued)	(000)	(000)

Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	$ 2,015	$ 1,786
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project),
Series 2009-A, 6.50% 2042	6,000	6,601
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.25% 2026	1,800	1,574
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.30% 2035	4,000	3,205
Richland County, Environmental Improvement Rev. Ref. Bonds, Series A, AMT, 6.10% 2023	960	959
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	2,000	2,093
		19,647
South Dakota 0.06%

Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	1,665	1,763
Tennessee 0.94%

Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds
(CDFI Phase I, LLC Project), Series 2005-A, 5.00% 2015	1,180	1,225
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	2,500	2,716
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County,
Rev. Ref. and Improvement Bonds (Blakeford at Green Hills), Series 2012, 5.00% 2032	1,350	1,290
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.375% 2018	2,000	2,279
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	2,873
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.625% 2020	1,685	1,940
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2024	1,000	1,098
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2025	1,000	1,086
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2021	1,495	1,760
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2022	1,000	1,157
Health, Educational and Housing Fac. Board of the County of Shelby, Residential Care Fac. Mortgage
Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.25% 2042	1,845	1,595
Health, Educational and Housing Fac. Board of the County of Shelby, Residential Care Fac. Mortgage
Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.375% 2047	1,735	1,491
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	5,000	5,419
		25,929
Texas 8.10%

Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds
(Dow Chemical Co. Project), Series 2002-A-3, AMT, 5.125% 2033	5,000	5,048
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds
(Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	13,545	14,449
Brazos River Auth., Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Company Project),
Series 1999-A, AMT, 7.70% 2033	5,020	326
Brazos River Auth., Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Company Project),
Series 1999-C, AMT, 7.70% 2032	2,700	175
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Company Project),
Series 2001-A, AMT, 8.25% 2030	14,500	1,123
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Energy Company LLC Project),
Series 2003-B, AMT, 6.30% 2032	1,700	110
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041	3,000	3,190
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046	2,200	2,366
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025	2,500	2,757
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project),
Series 2006-A, 5.625% 2026	1,000	1,008
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	$ 1,150	$ 1,074
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2037	1,850	1,591
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2013-A, 4.35% 2042	1,200	952
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2012-D, AMT, 5.00% 2042	10,500	9,959
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds,
Series 1999, AMT, 6.375% 2035[4]	17,750	18,992
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project),
Series 2012-A, 4.75% 2038	8,225	7,284
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project),
Series 2012-B, 4.75% 2042	5,000	4,353
Grand Parkway Transportation Corp., System Toll Rev. Bonds, Series 2013-A, 5.50% 2053	3,250	3,208
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project),
Series 1995, AMT, 4.875% 2025	6,000	5,799
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds
(Waste Management of Texas, Inc. Travis County Project), Series 2003-C, AMT, 5.20% 2028	1,500	1,502
Harris County Cultural Education Facs. Fin. Corp. First Mortgage Rev. Bonds
(Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2043	1,040	890
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds
(Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2038	510	447
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Memorial Hermann Health System), Series 2013-A, 5.00% 2035	1,000	989
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds
(Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2028	1,400	1,422
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds
(Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,352
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds
(Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2038	4,950	4,752
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035 (preref. 2018)	2,250	2,925
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds
(Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023	3,500	3,726
Hidalgo County Health Services Corp., Hospital Rev. Ref. Bonds (Mission Hospital, Inc. Project),
Series 2008, 5.00% 2026	1,000	1,013
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	630	665
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	2,000	1,959
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project),
Series 2001, AMT, 6.75% 2021	3,000	3,001
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project),
Series 2001, AMT, 6.75% 2029	13,100	13,105
City of Houston, Airport System Special Facs. Rev. Bonds
(Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	9,514
City of Houston, Airport System Special Facs. Rev. Bonds
(Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,073
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.375% 2044	1,000	1,061
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds
(Southwest Airlines Co. — Love Field Modernization Program Project), Series 2010, 5.25% 2040	2,750	2,691
Matagorda County Navigation Dist. Number One, Rev. Ref. Bonds (Houston Lighting & Power Co. Project),
Series 1997, AMT, AMBAC insured, 5.125% 2028	3,280	3,419
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-B, 5.125% 2026	780	758
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2016	1,000	1,086
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2018	2,000	2,238
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	$ 5,000	$ 5,011
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	3,500	3,370
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,434
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	2,000	2,123
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	4,000	4,231
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	6,000	6,307
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	3,000	3,388
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,601
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Project), Series 2010, 7.00% 2040	2,000	2,278
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	5,000	5,617
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2019	3,000	3,356
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	1,000	1,125
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2025	1,000	1,087
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,448
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	2,825	3,179
Sanger Texas Industrial Dev. Corp, Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project),
Series 2012-B, AMT, 8.00% 2038	14,250	14,379
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project),
Series 2008-A, 5.00% 2019	1,370	1,551
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,922
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	1,000	1,004
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2026	2,200	2,226
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020 (preref. 2015)	1,660	1,800
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.50% 2025	1,295	1,301
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	2,120	2,069
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	3,000	3,361
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	3,750	4,169
		224,689
Utah 0.24%

Housing Corp., Single-family Mortgage Bonds, Series 2001-E-1, Class III, AMT, 5.20% 2018	415	416
Housing Corp., Single-family Mortgage Bonds, Series 2001-F-1, Class III, AMT, 4.95% 2018	450	451
Housing Corp., Single-family Mortgage Bonds, Series 2002-A-1, Class III, AMT, 5.30% 2018	205	205
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	735	742
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	330	331
Housing Corp., Single-family Mortgage Bonds, Series 2002-F-1, Class III, AMT, 4.625% 2019	390	394
Housing Corp., Single-family Mortgage Bonds, Series 2002-G-2, Class III, AMT, 4.875% 2019	405	413
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024	570	570
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025	340	340
Housing Corp., Single-family Mortgage Bonds, Series 2007-B-1, Class III, AMT, 4.85% 2027	865	877
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	345	346
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027	335	336
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,150	1,183
		6,604
Vermont 0.15%

Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.773% 2022[1]	4,192	4,204
Bonds, notes & other debt instruments
	Principal amount	Value
Virginia 1.41%	(000)	(000)

City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds
(Capital Appreciation Bonds), Series 2012-B, 0%/4.875% 2040[3]	$2,000	$ 904
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds,
Series 2012-A, 5.00% 2047	4,525	4,069
Econ. Dev. Auth. of the City of Lynchburg, Educational Facs. Rev. Bonds (Lynchburg College),
Series 2013, 5.00% 2043	500	453
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds
(Celebrate Virginia South Project), Series 2006, 6.25% 2037[4]	4,582	2,613
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 5.00% 2042	2,750	2,381
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 5.00% 2047	1,000	848
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds
(United Methodist Homes), 5.00% 2020	365	376
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds
(United Methodist Homes), 5.00% 2025	385	382
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	601	602
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	1,210	1,344
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,550	3,672
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2012, AMT, 5.00% 2040	3,000	2,584
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project),
Series 2012, AMT, 5.25% 2032	6,940	6,571
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project),
Series 2012, AMT, 5.50% 2042	8,500	7,902
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-B-1, 5.00% 2047	6,400	4,425
		39,126
Virgin Islands 0.82%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.625% 2029	2,500	2,763
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	500	504
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	2,000	1,961
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	2,000	2,220
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	2,250	2,353
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	2,000	2,123
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	3,530	3,718
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 4.00% 2022	2,000	2,041
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	5,000	4,903
		22,586
Washington 0.93%

Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042	1,250	1,103
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	8,000	8,318
Housing Fin. Commission, Single-family Program Bonds, Series 2007-2A, AMT, 4.50% 2021	4,730	4,838
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2029	2,000	1,995
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2030	2,000	1,982
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2031	2,000	1,970
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2032	1,750	1,714
Industrial Dev. Corp. of the Port of Seattle, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project),
Series 2012, AMT, 5.00% 2030	4,275	3,878
		25,798
Bonds, notes & other debt instruments
	Principal amount	Value
West Virginia 0.18%	(000)	(000)

County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	$5,000	$ 5,044
Wisconsin 0.82%

General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	1,500	1,709
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	500	503
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Lutheran), Series 2011-A, 5.25% 2039	2,000	2,006
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.),
Series 2006, 5.00% 2026	1,000	1,005
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.),
Series 2009-A, 7.25% 2029	1,000	1,082
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.),
Series 2009-A, 7.625% 2039	3,000	3,260
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds
(Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	9,410	8,593
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	468
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	3,000	2,790
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2013-A, 5.25% 2035	1,250	1,231
		22,647
Multi-State 0.50%

MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)[2]	4,000	3,940
MuniMae TE Bond Subsidiary, LLC, Series A-4, AMT, 5.125% cumulative preferred (undated)[2]	2,000	1,970
MuniMae TE Bond Subsidiary, LLC, Series A-5, AMT, 5.00% cumulative preferred 2028[2,5]	8,000	7,943
		13,853
Total bonds, notes & other debt instruments (cost: $2,606,087,000)		2,597,406
Short-term securities 5.10%

City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project),
Series 1993-A, 0.05% 2033[1]	1,000	1,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project),
Series 1993-C, 0.05% 2033[1]	6,015	6,015
Will County, Illinois, Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001, AMT, 0.05% 2026[1]	1,400	1,400
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project),
Series 2001-B, AMT, 0.05% 2025[1]	3,950	3,950
Pollution Control Corp. of the County of Coconino, Arizona, Pollution Control Rev. Bonds
(Arizona Public Service Co. Project), Series 1998, AMT, 0.08% 2033[1]	500	500
State of California, Various Purpose G.O. Bonds, JPMorgan Chase LOC, 0.03% 2033[1]	4,300	4,300
California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1997-B, AMT, JPMorgan Chase LOC, 0.07% 2026[1]	5,400	5,400
Colorado Educational and Cultural Facs. Auth., Demand Rev. Ref. Bonds
(National Jewish Federation Bond Program), Series D-1, JPMorgan Chase LOC, 0.06% 2036[1]	1,000	1,000
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale-New Haven Hospital Issue),
Series K-1, JPMorgan Chase LOC, 0.06% 2025[1]	2,775	2,775
State of Florida, University Athletic Assn., Inc., Athletic Program Rev. Bonds,
Series 2001, JPMorgan Chase LOC, 0.05% 2031[1]	3,300	3,300
Dev. Auth. of the Unified Government of Athens-Clarke County, Georgia, Rev. Bonds
(University of Georgia Athletic Assn. Project), Series 2005-B, 0.04% 2035[1]	3,900	3,900
City of Chicago, Illinois, G.O. Ref. Bonds, Series 2007-F, JPMorgan Chase LOC, 0.06% 2042[1]	7,600	7,600
Iowa Fin. Auth., Demand Health Facs. Rev. Ref. Bonds (Iowa Health System),
Series 2009-B, JPMorgan Chase LOC, 0.05% 2035[1]	6,805	6,805
	Principal amount	Value
Short-term securities	(000)	(000)

Louisiana Public Facs. Auth., Rev. Bonds (Dynamic Fuels, LLC Project),
Series 2008, JPMorgan Chase LOC, 0.05% 2033[1]	$ 3,000	$ 3,000
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Maryland,
G.O. Multi-Modal Bond Anticipation Notes, Series 2006-A, 0.05% 2023[1]	1,100	1,100
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 0.05% 2030[1]	3,000	3,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2007-A, 0.05% 2030[1]	1,550	1,550
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2007-E, 0.05% 2030[1]	4,400	4,400
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2011-G, 0.05% 2035[1]	9,000	9,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(The Washington University), Series 2004-B, 0.05% 2034[1]	665	665
Montana Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2003, 0.06% 2025[1]	3,985	3,985
City of Forsyth, Rosebud County, Montana, Customized Pollution Control Rev. Ref. Bonds
(PacifiCorp Project), Series 1988, 0.07% 2018[1]	8,100	8,100
Nebraska Educational Fin. Auth., Rev. Ref. Bonds (Creighton University Projects),
Series 2008, JPMorgan Chase LOC, 0.05% 2035[1]	5,895	5,895
City of New York, New York, G.O. Bonds, Fiscal 1993 Series A, Subseries A-10, 0.07% 2016[1]	2,750	2,750
City of New York, New York, G.O. Bonds, Fiscal 1994
Series A, Subseries A-10, JPMorgan Chase LOC, 0.07% 2017[1]	3,200	3,200
New York City, New York, Transitional Fin. Auth., New York City Recovery Bonds,
Fiscal Series 2003-1, Subseries 1-C, 0.05% 2022[1]	2,200	2,200
Charlotte-Mecklenburg Hospital Auth., North Carolina, Carolinas HealthCare System,
Health Care Rev. Ref. Bonds, Series 2007-B, Wells Fargo Bank LOC, 0.04% 2045[1]	5,050	5,050
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project),
Series 2008-B-1, 0.06% 2044[1]	1,920	1,920
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, Bank of America LOC, 0.13% 2032[1]	1,645	1,645
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2008, Bank of America LOC, 0.13% 2038[1]	6,035	6,035
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Ref. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project),
Series 2008-B, JPMorgan Chase LOC, 0.05% 2041[1]	5,250	5,250
State of Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.50% 8/30/2013	19,500	19,540
Virginia College Building Auth., Educational Facs. Rev. Bonds
(21st Century College and Equipment Programs), Series 2006-B, 0.04% 2026[1]	1,870	1,870
West Virginia Hospital Fin. Auth., Hospital Rev. Ref. Bonds (West Virginia United Health System
Obligated Group), Series 2008-B, JPMorgan Chase LOC, 0.06% 2041[1]	3,385	3,385
Total short-term securities (cost: $141,481,000)		141,485
Total investment securities (cost: $2,747,568,000)		2,738,891
Other assets less liabilities		34,186
Net assets		$2,773,077
[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $101,212,000, which represented 3.65% of the net assets of the fund.
[3]	Step bond; coupon rate will increase at a later date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-040-0913O-S37720

The Tax-Exempt Fund of California®

Investment portfolio

July 31, 2013

Bonds, notes & other debt instruments 95.94%
California 92.74%	Principal amount	Value
State issuers 36.47%	(000)	(000)

Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	$ 3,000	$3,226
Del Mar Race Track Auth., Rev. Ref. Bonds, Series 2005, 5.00% 2013	1,000	1,001
Del Mar Race Track Auth., Rev. Ref. Bonds, Series 2005, 5.00% 2014	500	511
Eastern Municipal Water Dist., Water and Sewer Rev. Certs. of Part., Series 2008-H, 5.00% 2033	2,000	2,051
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	3,250	3,825
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2031	3,000	3,051
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2037	2,000	2,020
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	1,288
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	2,500	2,403
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	4,975	5,016
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,786
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,000	940
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020	730	795
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2030	1,000	1,009
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.00% 2021	1,625	1,827
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,000	2,177
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	5,000	4,912
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,050
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,000	3,209
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	5,615	5,788
Educational Facs. Auth., Rev. Ref. Bonds (Occidental College), Series 2013-A, 5.00% 2029	3,265	3,471
Educational Facs. Auth., Rev. Ref. Bonds (Pomona College), Series 2009-A, 5.00% 2024	1,000	1,105
Educational Facs. Auth., Rev. Ref. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	2,000	2,014
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 5.75% 2025	4,000	4,280
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.125% 2030	1,000	1,048
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,809
Various Purpose G.O. Bonds, 5.00% 2038	3,000	3,068
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,171
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,432
Various Purpose G.O. Bonds, 6.00% 2038	7,000	7,842
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,263
Various Purpose G.O. Bonds, 6.50% 2033	5,000	5,860
Various Purpose G.O. Ref. Bonds, 5.25% 2030	2,000	2,140
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019 (preref. 2013)	2,520	2,552
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	4,375	4,524
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	4,000	3,801
Veterans G.O. Bonds, Series CD, AMT, 4.60% 2032	5,000	4,662
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2013-A, 5.00% 2029	2,500	2,558
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-A-1, 5.75% 2047	10,725	8,375
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	3,801
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029	1,500	1,700
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	2,000	2,022
Bonds, notes & other debt instruments
	Principal amount	Value
California — State issuers (continued)	(000)	(000)

Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	$ 980	$ 1,064
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	6,090	6,462
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2011-A, 5.25% 2041	2,000	2,015
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032 (preref. 2020)	3,600	4,461
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital — San Diego), Series 2011, 5.25% 2041	5,000	5,074
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,078
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	2,000	2,283
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024	1,000	1,113
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	4,500	5,060
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	14,750	14,929
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2033	1,000	1,025
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038	2,945	3,379
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services),
Series 2008-C, 6.50% 2038 (preref. 2018)	55	69
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	5,000	5,541
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	2,000	2,291
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	8,288
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	15,000	15,425
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,218
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,202
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC-National insured, 5.00% 2015	1,000	1,055
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC-National insured, 5.00% 2022	1,000	1,020
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County),
Series 2007, 5.00% 2027	1,000	1,026
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County),
Series 2007, 5.00% 2037	1,500	1,489
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2012-B-1, 0.36% 2047 (put 2015)[1]	530	530
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2013-A-1, 0.34% 2047 (put 2016)[1]	2,000	1,994
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics),
Series 2006-A, 4.50% 2027	3,000	2,963
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics),
Series 2006-A, 4.50% 2036	3,980	3,590
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics),
Series 2006-A, 5.00% 2023	3,630	3,744
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics),
Series 2006-B, 5.50% 2041	1,000	943
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2016	1,500	1,624
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2018	2,180	2,381
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2022	1,395	1,451
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	5,489
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.00% 2016	1,290	1,297
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2026	1,500	1,343
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2036	1,750	1,434
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2043[2]	1,750	1,679
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2048[2]	1,500	1,427
Bonds, notes & other debt instruments
	Principal amount	Value
California — State issuers (continued)	(000)	(000)

Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	$1,000	$ 924
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	1,000	1,104
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.625% 2023	1,500	1,603
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	4,700	4,865
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	3,000	3,049
Municipal Fin. Auth., Rev. Bonds (Cancer Center of Santa Barbara), Series 2006, RADIAN insured, 5.00% 2026	1,000	971
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029	1,500	1,749
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2028	1,000	1,021
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,420	1,428
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,220	1,175
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	5,000	4,615
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	8,550	9,532
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2031	1,750	1,800
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2031	1,475	1,534
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2032	1,000	1,035
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 0.814% 2019[1]	5,000	4,673
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.00% 2019	2,000	2,342
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2022	1,000	1,142
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds,
Series 2010-A, 5.00% 2023	3,680	4,019
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds,
Series 2012-A, 5.00% 2029	1,570	1,653
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds,
Series 2012-A, 5.00% 2030	1,000	1,051
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	2,010	2,326
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,449
Northern California Transmission Agcy., Rev. Ref. Bonds (California-Oregon Transmission Project),
Series 2009-A, 5.00% 2022	4,000	4,409
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	5,000	5,210
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-D, AMT, FGIC insured, 4.75% 2023	1,000	1,042
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	1,000	1,005
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources
(Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045	8,000	6,705
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County),
Series 1991-A, 6.50% 2017	760	825
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
State Prison-Monterey County (Soledad II)), Series 2006-F, FGIC-National insured, 5.25% 2019	3,000	3,539
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	1,000	1,084
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2015	1,000	1,079
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital),
Series 2004-A, 5.50% 2016 (preref. 2014)	2,000	2,088
Public Works Board, Lease Rev. Bonds (Regents of the University of California,
University of California Research Project), Series 2006-E, 5.00% 2027	2,275	2,447
Public Works Board, Lease Rev. Ref. Bonds (Trustees of the California State University,
Various California University Projects), Series 2006-A, FGIC-National insured, 5.00% 2016	1,000	1,124
Public Works Board, Lease Rev. Bonds (Regents of the University of California,
Various University of California Projects), Series 2009-E, 5.00% 2024	2,500	2,778
Public Works Board, Lease Rev. Bonds (Regents of the University of California,
Various University of California Projects), Series 2009-E, 5.00% 2034	1,500	1,561
Bonds, notes & other debt instruments
	Principal amount	Value
California — State issuers (continued)	(000)	(000)

Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California,
Various University of California Projects), Series 2007-A, FGIC-National insured, 5.25% 2023	$1,890	$2,229
Public Works Board, Lease Rev. Bonds (Trustees of the California State University,
Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	2,034
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	2,000	2,315
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	295	296
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 5.75% 2030	2,000	2,190
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 6.00% 2035	2,000	2,240
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	1,500	1,514
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	4,500	4,481
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	785	801
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds
(Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 5.00% 2015	2,585	2,387
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	4,500	4,519
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2021	2,500	2,764
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	3,000	3,180
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project),
Series 2010-1, 5.00% 2030	2,000	2,097
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase II Project),
Series 2011-1, 5.25% 2028	2,500	2,687
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project),
Series 2008-B, 6.00% 2027	3,200	3,738
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project),
Series 2008-A, 5.00% 2022	4,960	5,726
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project),
Series 2009-A, 5.00% 2023	5,000	5,614
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	2,700	2,707
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[2]	9,500	8,800
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West),
Series 2005-A, 5.00% 2017	1,000	1,052
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West),
Series 2005-A, 5.00% 2020	2,000	2,110
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2003, 5.25% 2023	2,000	2,024
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2028	1,500	1,544
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2037	2,000	1,960
Statewide Communities Dev. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.),
Series 2013-C, 5.625% 2036	2,000	1,939
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.00% 2017	3,110	3,276
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	2,000	2,069
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	6,567
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	4,921
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	9,500	9,435
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project),
Series 2007-A, 5.625% 2033	3,000	2,821
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 2033	1,350	1,210
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	935	821
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2016	2,660	2,763
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project),
Series 2012-A, 6.00% 2042	1,750	1,752
Bonds, notes & other debt instruments
	Principal amount	Value
California — State issuers (continued)	(000)	(000)

Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project),
Series 2012-A, 6.00% 2047	$2,000	$ 1,981
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 6.00% 2029	1,125	1,173
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 6.25% 2039	5,300	5,478
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2007-A, 5.40% 2027	3,000	2,950
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2007-A, 5.50% 2038	1,500	1,418
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group),
Series 2010, 5.00% 2040	2,000	1,975
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Daughters of Charity Health System),
Series 2005-G, 5.00% 2022	3,000	3,156
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services),
Series 2012, 5.00% 2032	700	669
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services),
Series 2012, 5.00% 2047	2,100	1,937
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014	2,045	2,133
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	1,000	1,068
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2041	4,500	4,466
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.75% 2026	2,000	1,864
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	6,500	5,636
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	2,000	2,180
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	3,641
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	4,876
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,277
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,765
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,051
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,013
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	1,907
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2019	2,475	2,861
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2021	2,000	2,246
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	2,780	3,080
Regents of the University of California, Limited Project Rev. Bonds,
Series 2007-D, FGIC-National insured, 5.00% 2037	5,000	5,033
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds,
Series 2007-C-2, National insured, 0.854% 2037[1]	5,000	3,964
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds,
Series 2007-C-2, National insured, 0.924% 2043[1]	8,000	6,032
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2008-H, 5.00% 2021	2,500	2,862
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2008-K, 5.00% 2018	1,000	1,169
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2022	1,400	1,619
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2021	3,000	3,542
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AE, 5.00% 2021	2,000	2,305
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AE, 5.00% 2028	2,000	2,206
		548,911
Bonds, notes & other debt instruments
California (continued)	Principal amount	Value
City & county issuers 56.27%	(000)	(000)

Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	$1,700	$1,874
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	6,918
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	3,250	3,358
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project),
Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	2,000	1,362
Anaheim Public Fncg. Auth., Rev. Ref. Bonds (Electric Distribution System Ref.), Series 2012-A, 5.00% 2027	3,500	3,777
Antelope Valley Community College Dist., Election of 2004 G.O. Bonds (Kern and Los Angeles Counties),
Series 2004-C, National insured, 5.00% 2023	1,000	1,117
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	6,000	5,994
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2027	1,350	1,279
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds
(Institute on Aging), Series 2008-A, 5.65% 2038	1,665	1,751
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds
(Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	6,437
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 4.00% 2016	3,000	3,007
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 6.00% 2030	2,000	2,126
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 6.125% 2040	3,000	3,172
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds
(Odd Fellows Home of California), Series 2012-A, 5.00% 2032	5,000	4,943
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 4.75% 2034	675	612
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2021	1,000	1,053
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2024	1,100	1,129
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2025	2,615	2,670
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2027	3,450	3,305
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	2,635	2,401
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2011, 6.125% 2041	3,000	3,177
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-A, 5.00% 2032	1,000	956
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-A, 5.00% 2047	2,000	1,819
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-B, 5.00% 2019	545	614
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-B, 5.00% 2021	265	290
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-C-3, 2.15% 2019	3,875	3,735
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	1,000	1,079
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	4,600	4,371
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Sharp HealthCare), Series 2009-B, 6.25% 2039	4,000	4,421
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Sharp HealthCare), Series 2011-A, 6.00% 2030	1,000	1,109
Bonds, notes & other debt instruments
	Principal amount	Value
California — City & county issuers (continued)	(000)	(000)

Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes
Obligated Group, Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	$1,740	$1,760
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2006-F, 5.00% 2022 (preref. 2016)	2,000	2,229
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2039	2,000	2,052
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047	6,000	6,144
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039	2,000	2,071
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044	1,670	1,795
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds,
Series 2012, 5.00% 2026	500	507
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Ref. Bonds,
Series 2005-B, AMT, AMBAC insured, 5.00% 2024	1,500	1,563
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Ref. Bonds,
Series 2005-B, AMT, AMBAC insured, 5.25% 2016	1,000	1,078
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Ref. Bonds,
Series 2005-B, AMT, AMBAC insured, 5.25% 2019	3,830	4,121
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	930	949
Community Facs. Dist. No. 90-2, Capistrano Unified School Dist. (Talega), Special Tax Bonds
(Improvement Area No. 2002-1), Series 2003, 6.00% 2033	1,200	1,206
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC-National insured, 5.00% 2016	2,120	2,244
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC-National insured, 5.00% 2023	2,000	2,028
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.25% 2032	1,350	1,195
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 5.00% 2035	1,300	1,281
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds
(Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2021	1,055	849
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds
(Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2022	1,110	872
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds
(Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2023	1,165	897
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds
(Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2024	1,220	919
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds
(Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2030	3,675	2,483
City of Cathedral City, Cove Improvement Dist. No. 2004-02,
Limited Obligation Improvement Bonds, 5.00% 2030	950	901
City of Cathedral City, Cove Improvement Dist. No. 2004-02,
Limited Obligation Improvement Bonds, 5.05% 2035	1,340	1,230
Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds,
Series 2012-D, 5.00% 2038	1,000	1,026
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2020	1,500	1,593
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	1,000	1,085
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2019	2,560	2,750
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	1,500	1,546
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	3,710	3,759
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	3,500	3,695
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2021	1,000	1,084
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,500	1,609
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.),
Series 1992-D, AMT, 5.00% 2027	2,000	2,039
Bonds, notes & other debt instruments
	Principal amount	Value
California — City & county issuers (continued)	(000)	(000)

City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.),
Series 1997-A, AMT, 4.90% 2023	$1,000	$1,030
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.),
Series 2004-C, 5.875% 2034	2,260	2,513
County of Contra Costa Public Fncg. Auth., Lease Rev. Ref. Bonds (Medical Center Ref.),
Series 2007-B, National insured, 5.00% 2017	5,000	5,603
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.75% 2027	1,000	953
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	315	286
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 5.00% 2037	2,500	2,318
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2026	1,735	1,717
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2036	1,695	1,579
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
Series 2003, 6.00% 2033	1,780	1,824
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
Series 2005, 5.30% 2035	3,150	3,226
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds (Alameda and Contra Costa Counties),
Series 2011-A-1, 0.41% 2025 (put 2014)[1]	1,865	1,865
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
2012 Special Tax Rev. Ref. Bonds, 5.00% 2024	1,500	1,583
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
2012 Special Tax Rev. Ref. Bonds, 5.00% 2025	2,585	2,684
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County),
2012 Special Tax Ref. Bonds, 4.00% 2033	2,535	2,070
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 5.00% 2028	1,000	993
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.125% 2026	1,090	1,071
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.20% 2032	1,615	1,543
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds,
Series 2004, 6.00% 2034	1,000	1,006
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Bonds,
Series 2006, 5.00% 2036	4,000	3,775
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999 G.O. Bonds,
Series B, 5.25% 2017 (preref. 2013)	3,085	3,085
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	2,980
Redev. Agcy. of the City of Fullerton, Certs. of Part. (Southern California College of Optometry),
RADIAN insured, 5.00% 2016	2,945	3,159
Grossmont Healthcare Dist. (San Diego County), G.O. Bonds, 2006 Election,
Series 2007-A, AMBAC insured, 5.00% 2019	2,460	2,742
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds
(Hermosa Beach, Marineland Mobile Home Park), Series 2004-A, 6.375% 2039	3,935	3,949
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2026	1,500	1,512
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2031	2,000	1,995
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.125% 2041	4,200	4,148
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-B, 5.85% 2041	1,150	1,109
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.60% 2037	1,590	1,531
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.70% 2047	1,845	1,770
Bonds, notes & other debt instruments
	Principal amount	Value
California — City & county issuers (continued)	(000)	(000)

Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2027	$1,605	$1,607
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2032	1,005	956
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 5.00% 2047	3,000	2,925
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove),
2006 Special Tax Bonds, 5.25% 2036 (preref. 2013)	1,775	1,835
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.50% 2022	1,000	1,023
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.75% 2023	750	768
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.75% 2024	500	506
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.875% 2025	400	407
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2018	750	817
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2020	1,000	1,054
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2024	825	860
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2025	710	733
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2028	1,050	1,061
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	5,220	5,274
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds,
Series 2004-A, 5.95% 2034	2,500	2,485
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds
(Improvement Area No. 1), Series 2005-A, 5.10% 2022	1,000	1,022
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds
(Improvement Area No. 1), Series 2005-A, 5.25% 2030	1,195	1,192
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds
(Improvement Area No. 1), Series 2005-A, 5.25% 2035	2,450	2,369
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds,
Series 2003, National insured, 5.25% 2018	1,935	2,085
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2027	2,000	2,058
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	3,555	3,643
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2004, 6.00% 2034 (preref. 2013)	890	912
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	3,615	3,161
City of Loma Linda, Hospital Rev. Ref. Bonds (Loma Linda University Medical Center),
Series 2005-A, 5.00% 2021	3,000	3,028
City of Long Beach, Fncg. Auth. Rev. Ref. Bonds, Series 1992, AMBAC insured, 6.00% 2017	565	592
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,199
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2014	1,500	1,555
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2022	1,300	1,388
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	1,220	1,393
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2024	1,000	1,093
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2025	1,000	1,079
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2026	1,000	1,066
Long Beach Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election,
Series 2012-B, 5.00% 2026	3,575	3,939
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	2,000	2,174
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-B, 5.25% 2039	1,000	1,065
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	6,000	6,759
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2021	2,085	2,363
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-B, 5.00% 2023	1,000	1,138
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	930	1,086
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A-2, 5.25% 2032	2,000	2,155
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,500	1,616
Bonds, notes & other debt instruments
	Principal amount	Value
California — City & county issuers (continued)	(000)	(000)

City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2028	$1,835	$1,951
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-B, 5.25% 2023	1,500	1,736
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2009-A, 5.375% 2038	1,500	1,638
City of Los Angeles, Solid Waste Resources Rev. Ref. Bonds, Series 2009-B, 5.00% 2020	2,500	2,892
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	2,000	2,346
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.375% 2039	4,500	4,818
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2010-A, 5.00% 2032	1,000	1,041
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2015	1,000	1,089
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,450	1,548
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,595	1,699
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2024	3,250	3,417
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds,
Series 2010-B, 5.00% 2035	1,000	1,024
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds,
Series 2010-D, 5.00% 2035	2,000	2,047
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2008-A, AMT, 5.50% 2022	5,000	5,700
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2009-A, 5.25% 2029	2,000	2,174
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2010-A, 5.00% 2029	2,000	2,109
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2016	1,780	1,968
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2018	1,400	1,517
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2022	2,610	2,821
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2024	2,920	3,092
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.375% 2039	2,000	2,153
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	3,465	3,516
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.05% 2037	465	473
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election,
Series 2010-C, 5.25% 2039	1,000	1,062
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	3,000	3,336
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-D, 5.00% 2017	1,920	2,213
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-E, 5.00% 2026	2,000	2,219
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Ref. Bonds
(Dist. No. 14 Rev. Bonds), Series 2005-B, FGIC-National insured, 5.00% 2020	1,000	1,085
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Ref. Bonds
(Senior Ad Valorem Obligation Bonds), Series 2011-A, 5.00% 2023	1,350	1,546
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2004,
Series 2009-I, 5.00% 2034	2,000	2,039
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds,
Series 2007-B-1, FGIC-National insured, 5.00% 2023 (preref. 2014)	155	162
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds (Capital Equipment),
Series 2008-A, 5.00% 2025	3,000	3,159
Bonds, notes & other debt instruments
	Principal amount	Value
California — City & county issuers (continued)	(000)	(000)

Los Rios Community College Dist. (Sacramento County), 2012 G.O. Ref. Bonds, 5.00% 2028	$3,000	$3,190
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,100	2,427
Manhattan Beach Unified School Dist. (Los Angeles County), G.O. Bonds,
Series 1999-C, FGIC-National insured, 0% 2024	3,500	2,273
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, 2008 Authorization, Series A, 5.00% 2034	2,000	2,100
Metropolitan Water Dist. of Southern California, Waterworks Rev. Ref. Bonds,
Series 2012-B-2, 0.41% 2027 (put 2015)[1]	5,000	5,000
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands),
Series 2006, 5.30% 2038	4,370	4,094
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds,
Series 2005, 5.20% 2036	2,350	2,279
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,000	1,085
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,052
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch),
Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	3,705	3,313
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds,
Series 2000, Assured Guaranty Municipal insured, 0% 2015	2,300	2,253
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2023	4,220	4,581
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2024	1,000	1,084
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	2,000	2,006
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	3,000	3,111
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2033	2,000	1,965
Ohlone Community College Dist. (Alameda County), G.O. Ref. Bonds, Series 2012, 5.00% 2024	4,000	4,563
Ohlone Community College Dist. (Alameda County), G.O. Ref. Bonds, Series 2012, 5.00% 2026	2,500	2,737
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds
(Serrano Heights Public Improvements), Series 2013, 5.00% 2024	820	885
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds
(Serrano Heights Public Improvements), Series 2013, 5.00% 2025	1,725	1,836
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2003-A, 5.125% 2018	1,180	1,193
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2003-A, 5.55% 2033	1,500	1,502
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2004-A, 5.60% 2028	1,000	1,003
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2004-A, 5.625% 2034	2,125	2,129
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2005-A, 5.15% 2029	1,000	979
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2005-A, 5.20% 2034	4,950	4,748
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.00% 2028	875	875
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.10% 2033	970	954
Orange County Sanitation Dist., Certs. of Part.,
Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2026	3,000	3,271
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	3,500	3,796
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2029	3,000	3,185
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	2,275	2,332
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,516
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,588
Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay) of the City of Oxnard, Special Tax Bonds,
Series 2005, 5.00% 2035	1,985	1,956
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	3,000	2,583
Bonds, notes & other debt instruments
	Principal amount	Value
California — City & county issuers (continued)	(000)	(000)

City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	$1,995	$1,566
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2011, 6.125% 2041	2,340	2,370
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.25% 2036	2,750	2,510
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds,
Series 2006, 5.00% 2019	1,000	1,029
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds,
Series 2006, 5.10% 2021	1,040	1,057
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds,
Series 2006, 5.25% 2036	2,090	1,908
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds,
Series 2012, 5.00% 2033	1,000	1,003
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds,
Series 2012, 5.00% 2036	600	595
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	1,000	982
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.125% 2028	2,320	2,375
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.375% 2031	2,285	2,338
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.25% 2027	1,000	1,006
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	1,000	990
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds,
Series 2005, Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,412
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	618
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,442
Rio Hondo Community College Dist. (County of Los Angeles), G.O. Bonds, 2004 Election,
Series 2010-C, 0% 2028	1,000	470
Rio Hondo Community College Dist. (County of Los Angeles), G.O. Bonds, 2004 Election,
Series 2010-C, 0% 2029	2,000	863
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.70% 2024	3,110	3,113
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	998
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (County of Riverside Redev. Projects),
Series 2005-A, XLCA insured, 5.00% 2023	2,000	2,009
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and
Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2020	2,255	2,322
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and
Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2021	2,885	2,941
Riverside County Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2044	2,500	2,489
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2020	770	775
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2021	820	823
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2017	1,000	1,093
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,299
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,000	3,215
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds,
Series 2013-E, 5.00% 2030	1,250	1,207
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds,
Series 2013-E, 5.25% 2025	2,565	2,683
County of Sacramento, Airport System Rev. Bonds,
Series 2008-B, AMT, Assured Guaranty Municipal insured, 5.75% 2024	1,940	2,185
Bonds, notes & other debt instruments
	Principal amount	Value
California — City & county issuers (continued)	(000)	(000)

County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program),
Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	$ 1,500	$ 2,088
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects),
Series 2002-A, Assured Guaranty Municipal insured, 5.25% 2016	470	472
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.25% 2020	995	1,175
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.25% 2021	900	1,059
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	2,000	2,317
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,919
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,642
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	4,500	4,575
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds
(Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.714% 2035[1]	13,500	11,731
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41
2007 Water System Project), Series 2007-B, FGIC-National insured, 0.734% 2034[1]	5,000	4,324
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds,
Series 2006, National insured, 5.125% 2029	10,000	10,199
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2036	1,000	1,014
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2042	3,000	3,034
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds,
Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2021	1,150	1,309
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds,
Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	1,500	1,694
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds,
Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2024	1,250	1,368
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds,
Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,075
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds,
Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2028	1,245	1,292
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	3,870	4,321
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,437
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,778
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds,
Series A, FGIC-National insured, 0% 2021	2,500	1,881
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds, 6.625% 2026	5,000	5,008
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	12,175
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), 5.125% 2040	3,000	2,998
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), 5.25% 2030	2,000	2,039
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	1,500	1,588
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	2,000	2,151
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	2,000	2,275
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	2,000	2,217
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,406
San Diego County Community College Dist., 2012 G.O. Ref. Bonds, 5.00% 2029	3,000	3,213
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2028	1,000	1,048
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2030	1,550	1,604
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,040
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2043	1,000	1,006
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2043	2,000	1,922
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,747
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,809
Bonds, notes & other debt instruments
	Principal amount	Value
California — City & county issuers (continued)	(000)	(000)

San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	$1,230	$1,290
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	1,037
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	2,108
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	3,822
San Diego Unified School Dist., G.O. Bonds (Election of 2012), Series 2013-C, 5.00% 2035	2,000	2,097
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	3,000	3,418
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	4,065
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,178
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	5,000	5,083
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,694
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,027
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,015
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project), Series 2011-C, 6.75% 2033	500	569
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project), Series 2011-C, 6.75% 2041	1,875	2,089
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project-Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	4,443
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay South Redev. Project), Series 2009-D, 6.50% 2030	975	1,051
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay South Redev. Project), Series 2011-D, 7.00% 2033	810	880
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041	2,500	2,676
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects),
Series 2009-A, 5.00% 2023	2,130	2,321
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2023	3,000	3,338
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2024	2,000	2,204
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2024	1,510	1,556
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2028	1,400	1,413
San Francisco Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,048
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2019	2,195	2,359
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019
(escrowed to maturity)	4,150	3,760
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023
(escrowed to maturity)	5,900	4,429
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,399
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,039
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 4.00% 2016	1,250	1,304
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2004-A, National insured, 4.54% 2018	3,000	3,025
Bonds, notes & other debt instruments
	Principal amount	Value
California — City & county issuers (continued)	(000)	(000)

Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2018	$2,500	$2,617
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	2,000	2,051
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds
(GNMA Collateralized — Miraido Village), Series 1997-A, AMT, 5.65% 2022	1,380	1,382
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	1,651
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program),
Series 1993-A, National insured, 5.125% 2018	2,700	3,004
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	3,500	3,993
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 5.25% 2032	2,000	2,100
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,387
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	4,310	2,275
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	4,000	1,922
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds (Valley Medical Center), Series 2008-A, 5.00% 2022	4,500	5,074
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds,
Series 2011-A, 5.625% 2035	1,300	1,329
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds,
Series B, FGIC-National insured, 0% 2016	1,500	1,429
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 2003, 6.00% 2030 (preref. 2013)	1,170	1,176
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2022	1,335	1,376
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2023	1,805	1,860
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2024	1,960	2,002
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2025	1,000	1,014
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.125% 2028	1,500	1,515
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.25% 2029	1,000	1,016
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds
(Earthquake Recovery Redev. Project), 5.00% 2032	2,000	2,079
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds
(Earthquake Recovery Redev. Project), 5.00% 2042	1,000	1,017
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds
(Earthquake Recovery Redev. Project), 5.875% 2036	1,250	1,369
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds
(Earthquake Recovery Redev. Project), 5.875% 2042	2,500	2,720
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2018	2,175	2,587
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2028	895	914
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2029	1,430	1,446
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	1,135	1,136
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds,
Series 2006, 5.25% 2026	845	846
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds,
Series 2006, 5.30% 2036	1,500	1,436
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County),
FGIC-National insured, 5.25% 2021	2,000	2,341
Bonds, notes & other debt instruments
	Principal amount	Value
California — City & county issuers (continued)	(000)	(000)

Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2028	$3,500	$3,729
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,031
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2011-C, 5.25% 2023	2,000	2,274
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2019	1,015	1,079
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2020	2,025	2,133
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2022	2,300	2,390
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	4,855	4,878
South Tahoe Redev. Agcy. Community Facs. Dist. No. 2001-1, Special Tax Ref. Bonds
(Park Avenue Project, Heavenly Village), Series 2007, 5.00% 2031	1,225	1,180
Southeast Resource Recovery Fac. Auth., Lease Rev. Ref. Bonds,
Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,524
Southeast Resource Recovery Fac. Auth., Lease Rev. Ref. Bonds,
Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,696
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,108
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds
(Improvement Area A), Series 2007, 5.00% 2027	570	560
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds
(Improvement Area A), Series 2007, 5.00% 2037	935	867
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds
(Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	1,000	996
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds
(Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	3,265	3,153
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	5,930	4,661
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	6,000	4,573
City of Torrance, Hospital Rev. Ref. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	1,001
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	5,185	5,220
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.00% 2022	1,500	1,614
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.125% 2027	4,455	4,692
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,022
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	3,000	3,126
City of Tustin, Community Facs. Dist. No. 07-1, Special Tax Bonds (Tustin Legacy/Retail Center),
Series 2007, 6.00% 2037	1,485	1,498
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018 (preref. 2015)	325	346
Ventura County Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2043	3,000	3,002
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,016
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	4,000	4,017
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.00% 2025	1,500	1,549
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.25% 2030	2,000	2,051
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 1999, 5.125% 2023	1,000	1,001
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2024	1,590	1,622
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2026	1,750	1,766
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2028	1,930	1,909
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2032	1,565	1,499
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	1,135	1,108
West Contra Costa Unified School Dist. (Contra Costa County), G.O. Ref. Bonds, Series 2012, 5.00% 2027	3,000	3,148
West Contra Costa Unified School Dist. (Contra Costa County), G.O. Ref. Bonds, Series 2012, 5.00% 2032	3,500	3,510
Bonds, notes & other debt instruments
	Principal amount	Value
California — City & county issuers (continued)	(000)	(000)

West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project),
Series 2011-A, 7.50% 2042	$1,250	$ 1,413
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013	790	793
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project),
Series 2007-A, 5.00% 2038	1,200	1,024
		846,726
Guam 0.83%

Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	2,000	2,226
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.125% 2042	1,500	1,521
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	4,000	4,357
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	2,350	2,416
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2040	2,000	2,026
		12,546
Puerto Rico 1.37%

Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	3,000	2,820
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	4,500	3,519
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and
Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	7,418
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	213
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,830	2,288
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	3,710	3,466
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-A-1, 5.00% 2043	1,000	864
		20,588
Virgin Islands 1.00%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2019	1,750	1,943
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2037	1,000	1,109
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	2,017
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	2,000	2,220
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	2,250	2,353
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	3,500	3,686
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	1,750	1,716
		15,044
Total bonds, notes & other debt instruments (cost: $1,423,439,000)		1,443,815
Short-term securities 3.17%

Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir Health),
Series 2008-C, Wells Fargo Bank LOC, 0.05% 2027[1]	1,150	1,150
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds,
Series B, U.S. Bank LOC, 0.05% 2029[1]	1,409	1,409
Various Purpose G.O. Bonds, JPMorgan Chase LOC, 0.03% 2033[1]	700	700
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds,
Series 2002-A, Subseries A-1, 0.05% 2035[1]	1,050	1,050
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds,
Series 2001-B, Subseries B-3, 0.05% 2034[1]	500	500
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2008-A-1, 0.04% 2037[1]	1,095	1,095
Statewide Communities Dev. Auth., Multi-family Housing Rev. Bonds (IAC Project),
Series 2001-W-1, AMT, Wells Fargo Bank LOC, 0.07% 2034[1]	4,600	4,600
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-E, JPMorgan Chase LOC, 0.04% 2026[1]	3,900	3,900
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-F, JPMorgan Chase LOC, 0.04% 2026[1]	4,200	4,200
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1997-B, AMT, JPMorgan Chase LOC, 0.07% 2026[1]	29,100	29,100
Total short-term securities (cost: $47,704,000)		47,704
Total investment securities (cost: $1,471,143,000)		1,491,519
Other assets less liabilities		13,342
Net assets		$1,504,861

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,438,000, which represented 1.42% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-020-0913O-S37708

American Funds Short-Term Tax-Exempt Bond Fund

Summary investment portfolio July 31, 2013

Bonds, notes & other debt instruments 81.02%	Principal amount (000)	Value (000)	Percent of net assets
California 8.27%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 0.76% 2047 (put 2019)[1]	$3,000	$3,018	.39%
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,500	.46
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	1,000	1,077
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,724
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-B, 5.00% 2043 (put 2017)	1,145	1,298	1.15
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,500	1,705
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-1, 0.56% 2038 (put 2014)[1]	7,500	7,517
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2012-B-1, 0.36% 2047 (put 2015)[1]	530	530	1.31
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-1, 0.34% 2047 (put 2016)[1]	2,000	1,994
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	3,000	3,532	.46
Other securities		34,602	4.50
		63,497	8.27

Colorado 1.06%
Dept. of Transportation, Transportation Rev. Ref. Anticipation Notes, 5.00% 2016	5,000	5,690	.74
Other securities		2,413	.32
		8,103	1.06

Florida 9.46%
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2015	1,500	1,611
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	1,300	1,503
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	1,000	1,074	1.33
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2016	4,905	5,416
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2015	550	586
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	4,000	4,320
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	4,295	4,767	1.18
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.81% 2017[1]	3,800	3,777	.49
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2005-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,266	.43
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	3,000	3,250	.42
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015	3,615	3,954	.51
Other securities		39,140	5.10
		72,664	9.46

American Funds Tax-Exempt Funds	17

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Illinois 3.85%
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-A, 5.00% 2016	$4,000	$4,538	.59%
Other securities		25,043	3.26
		29,581	3.85

Indiana 2.80%
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2011-A-1, 1.50% 2036 (put 2014)	2,000	2,025
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 2.00% 2027 (put 2017)	2,000	2,002	.93
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-6, 5.00% 2027 (put 2014)	3,000	3,118
Other securities		14,379	1.87
		21,524	2.80

Michigan 3.65%
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,361	.70
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-F, 0.46% 2043 (put 2016)[1]	3,000	3,000	.39
Other securities		19,645	2.56
		28,006	3.65

Minnesota 1.98%
G.O. State Ref. Bonds, Series 2007, 5.00% 2013	4,000	4,000
G.O. State Various Purpose Ref. Bonds, Series 2010-D, 4.00% 2013	4,650	4,650	1.13
Other securities		6,541	.85
		15,191	1.98

Missouri 1.11%
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	5,000	5,515	.72
Other securities		3,033	.39
		8,548	1.11

Nevada 2.40%
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2017	4,500	4,691	.61
Other securities		13,768	1.79
		18,459	2.40

18	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)	Percent of net assets
New Jersey 2.84%
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	$2,000	$2,024
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2014	2,000	2,117
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.575% 2020[1]	460	457	1.38%
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,751
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,228
Other securities		11,256	1.46
		21,833	2.84

New Mexico 0.88%
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2009-C, AMT, 3.90% 2014	3,000	3,093	.40
Other securities		3,650	.48
		6,743	.88

New York 8.61%
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.61% 2025[1]	5,000	5,066
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2014	1,000	1,048
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2015	1,000	1,090
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	1,000	1,090	1.52
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2015	1,000	1,090
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	1,000	1,145
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2018	1,000	1,165
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	3,000	3,348	.43
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	4,000	4,053	.53
Other securities		47,063	6.13
		66,158	8.61

North Carolina 0.39%
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (Wake Forest Baptist Obligated Group), Series 2012-C, 0.80% 2033 (put 2017)[1]	3,000	3,000	.39
North Dakota 0.52%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	3,785	3,960	.52
Ohio 3.04%
City of Cleveland, Airport System Rev. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2017	2,500	2,779
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2016	4,500	4,915	1.00
Other securities		15,655	2.04
		23,349	3.04

American Funds Tax-Exempt Funds	19

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Oregon 1.33%
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2013	$3,345	$3,386	.44%
Other securities		6,859	.89
		10,245	1.33

Pennsylvania 2.15%
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,572	.59
Other securities		11,962	1.56
		16,534	2.15

South Carolina 0.40%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2012-C, 5.00% 2013	3,000	3,048	.40

Tennessee 2.02%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	1,410	1,551
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	980	1,058
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	2,725	2,922	1.15
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	1,175	1,238
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	2,000	2,074
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2016	3,220	3,536	.46
Other securities		3,138	.41
		15,517	2.02

Texas 5.75%
Grand Parkway Transportation Corp., System Toll Rev. Bonds, Series 2013-C, 2.00% 2017 (put 2014)	5,000	5,040	.66
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2013-B, 1.00% 2035 (put 2014)	6,000	6,027
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2013-B, 2.00% 2037 (put 2016)	3,400	3,489	1.24
Other securities		29,611	3.85
		44,167	5.75

Vermont 0.53%
Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.773% 2022[1]	4,054	4,066	.53
Virginia 0.43%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2014)	3,080	3,285	.43
Washington 2.65%
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds, Series 2011-I, 5.00% 2017	3,750	4,227	.55
Other securities		16,092	2.10
		20,319	2.65

20	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)	Percent of net assets
Wisconsin 1.30%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	$1,000	$1,087	.14%
Other securities		8,902	1.16
		9,989	1.30

Other states & U.S. territories 13.60%
Other securities		104,427	13.60

Total bonds, notes & other debt instruments (cost: $614,838,000)		622,213	81.02

Short-term securities 19.86%
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 0.05% 2029[1]	2,000	2,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-C, 0.05% 2033[1]	3,500	3,500
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2001-B, AMT, 0.05% 2029[1]	16,200	16,200	4.38
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1987-B, AMT, 0.04% 2017[1]	5,900	5,900
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1987-C, AMT, 0.04% 2017[1]	6,000	6,000
Maricopa County, Arizona Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Arizona Public Service Co. Palo Verde Project), Series 2009-B, JPMorgan Chase LOC, 0.05% 2029[1]	5,000	5,000	.65
California Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Buck Institute for Age Research), Series 2001, U.S. Bank LOC, 0.04% 2037[1]	12,000	12,000	1.56
California Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2011-B, 0.05% 2041[1]	1,000	1,000	.13
California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.06% 2026[1]	4,100	4,100	.53
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2001-V-1, 0.03% 2036[1]	550	550
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds			.67
(Yale University Issue), Series Y-3, 0.03% 2035[1]	4,600	4,600
Jackson County, Mississippi, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2023[1]	2,700	2,700
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.05% 2030[1]	1,200	1,200
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.05% 2030[1]	7,400	7,400
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.05% 2030[1]	3,700	3,700	3.69
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-C, 0.04% 2030[1]	5,250	5,250
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-B, 0.04% 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-A, 0.04% 2035[1]	7,095	7,095

American Funds Tax-Exempt Funds	21

American Funds Short-Term Tax-Exempt Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)	Percent of net assets
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 2004-B, 0.05% 2034[1]	$1,000	$1,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.05% 2030[1]	2,800	2,800	.79%
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-D, 0.04% 2030[1]	2,300	2,300
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds (Saint Louis University), Series 2008-A-2, 0.04% 2035[1]	8,050	8,050	1.05
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-A, 0.05% 2031[1]	9,500	9,500	1.24
City of New York, New York, G.O. Bonds, Fiscal 1993 Series A-7, JPMorgan Chase LOC, 0.05% 2020[1]	6,300	6,300
City of New York, New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.04% 2038[1]	800	800	1.59
City of New York, New York, G.O. Bonds, Fiscal 2012 Series G, Subseries G-5, 0.03% 2042[1]	5,100	5,100
Charlotte-Mecklenburg Hospital Auth., North Carolina, Carolinas HealthCare System, Health Care Rev. Ref. Bonds, Series 2007-B, Wells Fargo Bank LOC, 0.04% 2045[1]	9,575	9,575	1.25
Other securities		17,885	2.33

Total short-term securities (cost: $152,505,000)		152,505	19.86
Total investment securities (cost: $767,343,000)		774,718	100.88
Other assets less liabilities		(6,709)	(.88)

Net assets		$768,009	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

22	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

Summary investment portfolio July 31, 2013

Bonds, notes & other debt instruments 90.49%	Principal amount (000)	Value (000)	Percent of net assets
Alabama 1.20%
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2022	$8,385	$9,583	.31%
Other securities		27,230	.89
		36,813	1.20

Arizona 2.32%
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2009-C, 5.00% 2038 (put 2014)	8,500	8,803	.28
Other securities		62,725	2.04
		71,528	2.32

California 11.80%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.96% 2045 (put 2023)[1]	10,000	9,917	.32
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020	9,000	10,557
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	11,250	11,742	.72
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	8,312	.27
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2016	8,430	9,570	.31
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2011-A-1, 5.00% 2018	7,010	8,220	.27
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2021	7,750	8,680	.28
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2002-C, AMT, 5.25% 2023 (put 2017)[2]	8,250	8,918	.29
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	9,729	.32
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2020	7,820	8,646	.28
Other securities		269,143	8.74
		363,434	11.80

Connecticut 0.47%
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	10,066	.33
Other securities		4,522	.14
		14,588	.47

District of Columbia 1.44%
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,468	.31
Other securities		34,722	1.13
		44,190	1.44

American Funds Tax-Exempt Funds	23

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Florida 9.77%
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	$2,000	$2,271
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	5,000	5,678
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	11,426	1.21%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	8,000	8,591
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	8,350	9,430
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	13,500	14,077	.46
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2018	7,585	8,408	.27
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,558
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	5,750	6,481
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	12,874
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2003-E, AMT, National insured, 5.375% 2017	2,000	2,290
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2005-B, AMT, XLCA insured, 5.00% 2018	1,000	1,082	1.09
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.75% 2022	1,500	1,695
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.50% 2018	3,580	4,198
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.75% 2021	2,000	2,290
Other securities		207,601	6.74
		300,950	9.77

Georgia 2.49%
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 5.25% 2020	8,750	9,667	.31
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	16,000	18,870	.61
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	12,468	.41
Other securities		35,672	1.16
		76,677	2.49

Hawaii 0.78%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	11,178	.36
Other securities		12,763	.42
		23,941	.78
Illinois 6.95%
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,072	.29
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2018	7,500	8,575	.28
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 5.50% 2015	9,825	10,536	.34
Other securities		185,860	6.04
		214,043	6.95

24	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)	Percent of net assets
Indiana 3.47%
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-B, AMT, 5.00% 2019	$10,440	$11,295	.37%
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	20,545	22,836	.74
Other securities		72,677	2.36
		106,808	3.47

Maryland 0.80%
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2020	8,150	9,309	.30
Other securities		15,430	.50
		24,739	.80

Michigan 4.06%
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2005, AMT, National insured, 5.25% 2016	3,000	3,249
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,100
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	1,745	1,909
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2017	4,365	4,881
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	1,990	2,232
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2019	1,000	1,123	1.20
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	10,000	11,142
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,000	1,143
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2018	5,490	6,158
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2019	3,560	3,999
Other securities		88,190	2.86
		125,126	4.06

Nevada 2.30%
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2020	12,320	14,342	.47
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2019	7,760	9,056	.29
Other securities		47,537	1.54
		70,935	2.30

New Jersey 2.38%
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,415	.28
Other securities		64,730	2.10
		73,145	2.38

American Funds Tax-Exempt Funds	25

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
New York 7.82%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	$8,500	$9,503	.31%
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	11,411	.37
Other securities		219,908	7.14
		240,822	7.82

South Carolina 0.66%
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	9,439	.30
Other securities		10,999	.36
		20,438	.66

Texas 7.86%
G.O. Bonds, College Student Loan Bonds, Series 2011-A, AMT, 5.00% 2019	1,700	1,973
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2019	1,000	1,169	.40
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	4,000	4,578
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	4,000	4,616
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	11,355	.37
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	9,850	10,920	.36
Other securities		207,387	6.73
		241,998	7.86

Washington 2.52%
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	12,500	14,367	.47
Various Purpose G.O. Bonds, Series 1992-B, 6.40% 2017	9,400	10,585	.34
Other securities		52,773	1.71
		77,725	2.52

Wisconsin 1.44%
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2021	7,765	8,560	.28
Other securities		35,631	1.16
		44,191	1.44

Other states & U.S. territories 19.96%
Other securities		614,622	19.96

Total bonds, notes & other debt instruments (cost: $2,662,498,000)		2,786,713	90.49

26	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

Short-term securities 9.08%	Principal amount (000)	Value (000)	Percent of net assets
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 0.05% 2033[1]	$12,000	$12,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 0.05% 2029[1]	1,900	1,900
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 0.05% 2033[1]	850	850
Parish of East Baton Rouge, Louisiana, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.04% 2019[1]	3,190	3,190
Parish of St. Bernard, Louisiana, Exempt Fac. Rev. Bonds (Mobil Oil Corp. Project), Series 1996, AMT, 0.05% 2026[1]	3,700	3,700	1.20%
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2000 AMT, 0.05% 2030[1]	5,800	5,800
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001-A, AMT, 0.05% 2030[1]	5,865	5,865
Sublette County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1984, 0.04% 2014[1]	3,500	3,500
City of Los Angeles, California, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2001-B, Subseries B-3, 0.05% 2034[1]	10,400	10,400	.34
California Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.04% 2035[1]	500	500
Jackson County, Mississippi, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2023[1]	1,900	1,900
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.05% 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-C, 0.04% 2030[1]	3,645	3,645
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-E, 0.05% 2030[1]	2,000	2,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-G, 0.04% 2030[1]	1,300	1,300	.98
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.04% 2035[1]	2,145	2,145
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 0.04% 2035[1]	8,400	8,400
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-G, 0.05% 2035[1]	3,500	3,500
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2020[1]	5,800	5,800
Illinois Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-B, JPMorgan Chase LOC, 0.06% 2035[1]	8,700	8,700	.28
Louisiana Public Facs. Auth., Rev. Bonds (Dynamic Fuels, LLC Project), Series 2008, JPMorgan Chase LOC, 0.05% 2033[1]	9,400	9,400	.31
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-C, 0.04% 2030[1]	1,700	1,700
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 2004-A, 0.05% 2034[1]	4,795	4,795	.43
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds (Washington University), Series 1996-B, 0.05% 2030[1]	6,700	6,700
New York State Housing Fin. Agcy, New York, Gotham West Housing Fin. Agcy. Rev. Bonds, Series 2011-A-1, Wells Fargo & Co. LOC, 0.03% 2045[1]	25,700	25,700	.83

American Funds Tax-Exempt Funds	27

Limited Term Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)	Percent of net assets
State of Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.50% 8/30/2013	$65,000	$65,132	2.11%
Other securities		80,180	2.60

Total short-term securities (cost: $279,690,000)		279,702	9.08
Total investment securities (cost: $2,942,188,000)		3,066,415	99.57
Other assets less liabilities		13,050	.43

Net assets		$3,079,465	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $12,481,000, which represented .41% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

28	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

Summary investment portfolio July 31, 2013

Bonds, notes & other debt instruments 90.67%	Principal amount (000)	Value (000)	Percent of net assets
Arizona 3.43%
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 0.994% 2037[1]	$22,200	$19,794	.21%
Other securities		305,359	3.22
		325,153	3.43

California 12.10%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.00% 2034	20,000	20,656	.22
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	17,750	20,893	.22
Various Purpose G.O. Bonds, 5.00% 2038	17,000	17,387
Various Purpose G.O. Bonds, 5.00% 2041	5,000	5,077
Various Purpose G.O. Bonds, 5.25% 2018	7,825	9,183
Various Purpose G.O. Bonds, 5.25% 2028	10,185	11,057
Various Purpose G.O. Bonds, 5.25% 2028	3,000	3,259
Various Purpose G.O. Bonds, 6.00% 2038	8,000	8,963
Various Purpose G.O. Bonds, 6.00% 2039	10,000	11,314	1.15
Various Purpose G.O. Bonds, 6.50% 2033	7,000	8,204
Various Purpose G.O. Ref. Bonds, 5.00% 2023	16,705	19,035
Various Purpose G.O. Ref. Bonds, 5.00% 2032	4,000	4,160
Various Purpose G.O. Ref. Bonds, 5.00% 2038	7,500	7,656
Various Purpose G.O. Ref. Bonds, 5.00% 2042	3,955	4,015
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2037	25,000	25,868	.27
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,600	22,044	.23
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	25,990	27,080	.29
Other securities		920,980	9.72
		1,146,831	12.10

Colorado 2.37%
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	19,500	18,425	.19
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	25,506	.27
Other securities		180,860	1.91
		224,791	2.37

District of Columbia 1.00%
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	24,000	26,475	.28
Other securities		68,262	.72
		94,737	1.00

Florida 8.78%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	23,000	26,594	.28
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	25,500	28,304	.30
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	27,863	.30
Other securities		749,389	7.90
		832,150	8.78

American Funds Tax-Exempt Funds	29

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Georgia 3.42%
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	$20,500	$23,873	.25%
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	19,670	23,178	.24
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	27,125	.29
Other securities		249,916	2.64
		324,092	3.42

Illinois 8.34%
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	27,500	30,619	.32
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	18,210	19,638
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	25,850	26,217	.49
Other securities		713,899	7.53
		790,373	8.34

Louisiana 2.13%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	22,000	23,839	.25
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	23,500	24,720	.26
Other securities		153,840	1.62
		202,399	2.13

Michigan 2.96%
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	34,730	27,541	.29
Other securities		253,472	2.67
		281,013	2.96

Nevada 2.56%
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC-National insured, 5.00% 2036	20,000	20,031
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	18,489	.41
Other securities		204,015	2.15
		242,535	2.56

New Hampshire 0.42%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	18,115	18,886	.20
Other securities		20,475	.22
		39,361	.42

30	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)	Percent of net assets
New Jersey 2.45%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	$27,500	$20,139	.21%
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	5,500	5,533
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2018	7,750	8,375
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2021	5,000	5,357
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2030	10,000	3,943
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2040	9,000	1,803
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	5,000	5,913
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	3,255	3,666
Transportation Trust Fund Auth., Transportation System Bonds, Series 2011-B, 5.50% 2031	2,000	2,134	.99
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2020	10,000	11,722
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	11,661
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	20,000	23,150
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,206
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,153
Other securities		118,941	1.25
		232,696	2.45

New York 5.04%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	21,000	22,890	.24
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	18,900	19,112	.20
Other securities		435,817	4.60
		477,819	5.04

Ohio 3.71%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	16,215	18,619
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	17,200	19,373	.40
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	39,585	31,625
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	38,655	28,929	.94
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	34,125	27,905
Other securities		224,950	2.37
		351,401	3.71

American Funds Tax-Exempt Funds	31

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
South Carolina 1.40%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	$19,845	$22,225	.23%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	21,490	.23
Other securities		89,396	.94
		133,111	1.40

Texas 9.83%
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	21,410	.23
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2028	1,500	1,665
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-A, 5.00% 2021	1,400	1,664
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	1,600	1,809
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2023	1,525	1,736	.46
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,727
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 4.75% 2037	10,000	10,212
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,250	2,575
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	12,545	14,452
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	7,000	7,491
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,142
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	15,100	16,030
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	3,760	4,319
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	12,570	14,387
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	5,000	5,682
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,384	1.23
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	11,635
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	8,935
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	18,067
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,671
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	5,000	5,430
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,601
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,329
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	7,977
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,469
Other securities		750,332	7.91
		932,131	9.83

Washington 2.68%
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	20,000	22,987	.24
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	19,235	.21
Other securities		211,476	2.23
		253,698	2.68

32	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)	Percent of net assets
Wisconsin 1.83%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	$52,960	$60,341	.64%
Other securities		113,358	1.19
		173,699	1.83

Other states & U.S. territories 16.22%
Other securities		1,537,689	16.22

Total bonds, notes & other debt instruments (cost: $8,386,425,000)		8,595,679	90.67

Short-term securities 9.00%
California Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 0.04% 2024[1]	2,900	2,900
Jackson County, Mississippi, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1992, 0.05% 2016[1]	5,555	5,555
Jackson County, Mississippi, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2023[1]	16,600	16,600
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.05% 2030[1]	6,000	6,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-B, 0.05% 2030[1]	2,600	2,600	.97
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-E, 0.05% 2030[1]	5,005	5,005
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-H, 0.05% 2035[1]	24,000	24,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 0.05% 2035[1]	23,900	23,900
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2020[1]	5,655	5,655
California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-E, JPMorgan Chase LOC, 0.04% 2026[1]	23,600	23,600	.25
Illinois Fin. Auth., Demand Rev. Ref. Bonds (Elmhurst Memorial Healthcare), Series 2008-B, JPMorgan Chase LOC, 0.05% 2048[1]	24,425	24,425	.26
Illinois Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2009-E-1, JPMorgan Chase LOC, 0.06% 2043[1]	5,650	5,650
Illinois Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-B, Wells Fargo LOC, 0.04% 2044[1]	11,250	11,250	.24
Illinois Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-B, Wells Fargo LOC, 0.04% 2044[1]	5,750	5,750
Illinois Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-B, JPMorgan Chase LOC, 0.06% 2035[1]	21,030	21,030	.22
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-B-1, JPMorgan Chase LOC, 0.06% 2038[1]	16,255	16,255
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-B-2, JPMorgan Chase LOC, 0.05% 2038[1]	15,195	15,195	.33
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds (Dana Farber Cancer Institute Issue), Series 2008-L1, JPMorgan Chase LOC, 0.05% 2046[1]	20,000	20,000	.21

American Funds Tax-Exempt Funds	33

The Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)	Percent of net assets
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.05% 2030[1]	$6,000	$6,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-C, 0.04% 2030[1]	4,000	4,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-D, 0.04% 2030[1]	4,500	4,500
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-C, 0.04% 2040[1]	900	900	.23%
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 2004-A, 0.05% 2034[1]	4,360	4,360
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds (Washington University), Series 1996-B, 0.05% 2030[1]	2,000	2,000
New Jersey Transportation Trust Fund Auth., Transportation System Bonds, Series 2009-C, 0.03% 2032[1]	6,250	6,250	.07
Tarrant County, Texas, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Methodist Hospitals of Dallas Project), Series 2008-A, JPMorgan Chase LOC, 0.05% 2041[1]	20,895	20,895	.22
State of Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.50% 8/30/2013	175,000	175,355	1.85
Other securities		393,772	4.15

Total short-term securities (cost: $853,365,000)		853,402	9.00
Total investment securities (cost: $9,239,790,000)		9,449,081	99.67
Other assets less liabilities		30,997	.33

Net assets		$9,480,078	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $72,863,000, which represented .77% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

34	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

Summary investment portfolio July 31, 2013

Bonds, notes & other debt instruments 93.67%	Principal amount (000)	Value (000)	Percent of net assets
Arizona 3.19%
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2007, AMT, 6.55% 2037	$17,000	$17,106
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2008, AMT, 7.50% 2038	10,000	10,432	.99%
Other securities		60,983	2.20
		88,521	3.19

California 14.73%
Veterans G.O. Bonds, Series CD, AMT, 4.60% 2032	9,750	9,090	.33
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	10,629	.38
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045	11,000	9,219	.33
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	12,750	14,340	.52
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-C, National insured, 3.75% 2028	11,175	9,125	.33
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	13,935	10,620	.38
Other securities		345,445	12.46
		408,468	14.73

Colorado 4.61%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	18,000	16,803
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	2,905	2,868	.71
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	14,500	13,065	.47
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	15,884	.58
Other securities		79,065	2.85
		127,685	4.61

Florida 8.44%
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2021	8,500	9,467	.34
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/ Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	12,917	.47
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	10,077	.36
Seminole Tribe of Florida, Series A, 5.25% 2027[1]	10,000	10,408	.37
Other securities		191,235	6.90
		234,104	8.44

Illinois 5.43%
City of Chicago, O’Hare International Airport, Special Fac. Rev. Ref. Bonds (American Airlines, Inc. Project), Series 2007, 5.50% 2030[2]	4,000	4,500	.16
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	8,550	8,583	.31
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	8,935	9,643	.35

American Funds Tax-Exempt Funds	35

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Illinois (continued)
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	$9,800	$11,912	.43%
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	11,500	12,804	.46
Other securities		103,203	3.72
		150,645	5.43

Indiana 2.34%
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	9,175	8,594	.31
Other securities		56,280	2.03
		64,874	2.34

Iowa 0.95%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	11,250	10,690	.39
Other securities		15,612	.56
		26,302	.95

Louisiana 1.64%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	9,500	9,993	.36
Other securities		35,523	1.28
		45,516	1.64

Massachusetts 1.53%
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-C, AMT, 5.25% 2042	11,500	10,004	.36
Other securities		32,498	1.17
		42,502	1.53

Michigan 5.10%
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	12,450	11,412	.41
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	28,355	22,486
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,258	1.00
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2005, AMT, National insured, 5.00% 2034	9,000	8,646
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,100
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-B, AMT, 5.00% 2037	3,085	2,943
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	5,000	5,571	1.18
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2022	2,000	2,166
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	12,070
Other securities		69,642	2.51
		141,294	5.10

36	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)	Percent of net assets
Missouri 1.88%
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds (Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	$10,000	$8,835	.32%
Other securities		43,345	1.56
		52,180	1.88

New Jersey 3.22%
Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-A, AMT, 10.50% 2032[1]	13,000	12,883	.46
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,500	4,303
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	15,000	14,142
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,318	.95
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,391
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	15,250	11,168	.40
Other securities		39,172	1.41
		89,377	3.22

New York 3.60%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	14,562	.53
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	15,200	16,702
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.75% 2031	2,130	2,341	.77
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	2,000	2,218
Other securities		63,861	2.30
		99,684	3.60

Ohio 4.39%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	8,580	9,664	.35
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	18,170	14,516
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	16,780	12,558	1.36
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	13,000	10,630
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	11,000	11,761	.42
Other securities		62,716	2.26
		121,845	4.39

American Funds Tax-Exempt Funds	37

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Oklahoma 0.67%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	$10,000	$9,102	.33%
Other securities		9,493	.34
		18,595	.67

Puerto Rico 0.75%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	15,140	11,841	.43
Other securities		8,943	.32
		20,784	.75

Texas 8.10%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	13,545	14,449	.52
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2012-D, AMT, 5.00% 2042	10,500	9,959	.36
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 1999, AMT, 6.375% 2035[2]	17,750	18,992	.69
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2021	3,000	3,001
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2029	13,100	13,105	1.03
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	9,514
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,073
Sanger Texas Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 2038	14,250	14,379	.52
Other securities		138,217	4.98
		224,689	8.10

Wisconsin 0.82%
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	9,410	8,593	.31
Other securities		14,054	.51
		22,647	.82

Other states & U.S. territories 22.28%
Other securities		617,694	22.28

Total bonds, notes & other debt instruments (cost: $2,606,087,000)		2,597,406	93.67

38	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

Short-term securities 5.10%	Principal amount (000)	Value (000)	Percent of net assets
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 0.05% 2033[3]	$1,000	$1,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-C, 0.05% 2033[3]	6,015	6,015
Will County, Illinois, Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001, AMT, 0.05% 2026[3]	1,400	1,400	.45%
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001-B, AMT, 0.05% 2025[3]	3,950	3,950
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.05% 2030[3]	1,550	1,550
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.05% 2030[3]	4,400	4,400	.54
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-G, 0.05% 2035[3]	9,000	9,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.50% 8/30/2013	19,500	19,540	.70
Other securities		94,630	3.41

Total short-term securities (cost: $141,481,000)		141,485	5.10
Total investment securities (cost: $2,747,568,000)		2,738,891	98.77
Other assets less liabilities		34,186	1.23

Net assets		$2,773,077	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $101,212,000, which represented 3.65% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	39

American Funds Tax-Exempt Fund of New York

Investment portfolio July 31, 2013

Bonds, notes & other debt instruments 91.05%	Principal amount (000)	Value (000)	Percent of net assets
New York 82.22%
State issuers — 42.92%
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	$1,000	$996	.81%
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	1,500	1,519	1.23
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2010, 5.00% 2020	500	591
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Ref. Bonds, Series 2011-A, 5.00% 2024	1,000	1,096	1.37
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	1,000	1,060	.86
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2010-A, 5.00% 2035	1,000	1,031
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2011-A, 5.00% 2041	1,000	1,021	2.61
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue), Series 2012-A, 5.00% 2020	1,000	1,171
Dormitory Auth., Miriam Osborn Memorial Home Association Rev. Ref. Bonds, Series 2012, 5.00% 2042	970	963	.78
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,120	.91
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021	500	570
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040	500	524	.88
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040	1,000	1,073	.87
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,000	1,049	.85
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015 (escrowed to maturity)	720	794	.64
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,505	1.22
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2018	1,000	1,166	.94
Dormitory Auth. of the State of New York, School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,135	.92
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2013-A, 2.75% 2017	1,000	996	.81
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2007 Series A, 5.00% 2047	1,000	995
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	1,000	1,011	2.48
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	1,000	1,064
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,539	1.25
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,635	1.32
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,040	.84
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,175
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.06% 2020[1]	2,000	2,014	2.58
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2010-D, 5.00% 2017	1,000	1,146	.93

40	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)	Percent of net assets
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	$650	$682
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	410	441	2.42%
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	810	851
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	1,000	1,021
Port Auth., Consolidated Bonds, Series 147, AMT, FGIC-National insured, 5.00% 2021	1,000	1,114
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,059
Port Auth., Consolidated Rev. Ref. Bonds, Series 136, AMT, National insured, 5.00% 2021	500	521	3.88
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,076
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	1,000	1,022
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,089	.88
Power Auth. of the State of New York, Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,575	1.28
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2020	1,000	1,165	.94
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2010-A, 5.00% 2015	750	808
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2008-B, 5.00% 2015	500	538	2.03
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,000	1,165
Tobacco Settlement Fin. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	1,000	1,145	.93
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2008-A, 5.00% 2020 (preref. 2018)	1,000	1,173	.95
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2010-A-1, 5.00% 2019	1,000	1,185
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,000	1,152	1.89
Troy Industrial Dev. Auth., Civic Fac. Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2011-E, 5.00% 2031	1,000	1,028	.83
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	1,000	1,160	.94
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038	1,000	1,045	.85
		53,014	42.92

City & county issuers — 39.30%
City of Albany Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2011, 6.25% 2038	1,000	1,089
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2027	500	524	1.31
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,461	1.18
Build NYC Resource Corp., Parking Fac. Rev. Ref. Bonds (Royal Charter Properties, Inc. - New York and Presbyterian Hospital Leasehold Project), Series 2012, Assured Guaranty Municipal insured, 4.75% 2032	1,000	976	.79
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	1,000	1,022	.83

American Funds Tax-Exempt Funds	41

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
City & county issuers (continued)
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	$500	$540
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,062	1.30%
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	1,000	1,108
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2021	1,000	1,163	1.84
Essex County Industrial Dev. Agcy., Solid Waste Disposal Rev. Bonds, Series 2004-A, AMT, 5.20% 2028	500	500
Essex County Industrial Dev. Agcy., Solid Waste Disposal Rev. Ref. Bonds, Series 2005-A, AMT, 5.20% 2023	750	773	1.03
Various Purpose G.O. Bonds, Series 2007-B, 5.00% 2017	1,215	1,392	1.13
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,360
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	1,600	1,609	2.40
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038	1,000	1,004
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2003-B, 5.25% 2014	1,000	1,059
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.50% 2024	1,055	1,191	3.08
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.75% 2039	500	547
County of Monroe Industrial Dev. Agcy., School Fac. Rev. Bonds (Rochester Schools Modernization Project), Series 2012-A, 5.00% 2021	1,000	1,146	.93
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester General Hospital Project), Series 2013-A, 5.00% 2037	900	882	.71
Monroe County, Industrial Dev. Corp. Rev. Ref. Bonds (University of Rochester Project), Series 2011-A, 5.00% 2041	1,000	1,019	.82
Nassau County Local Econ. Assistance Corp., Rev. Ref. Bonds (Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	1,000	973	.79
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.61% 2025[1]	1,500	1,520
City of New York, G.O. Bonds, Fiscal 2008 Series L-1, 5.00% 2023	1,000	1,103
City of New York, G.O. Bonds, Fiscal 2010 Series E, 5.00% 2025	1,000	1,110	4.85
City of New York, G.O. Bonds, Fiscal 2011 Series A-1, 5.00% 2019	1,000	1,173
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2019	925	1,085
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	1,000	977	.79
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	1,500	1,648	1.33
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2011 Series EE, 5.375% 2043	1,000	1,060	.86
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2007 Series S-2, Assured Guaranty Municipal insured, 5.00% 2017	570	643	.52
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.25% 2025	1,000	1,155
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010 Series D, 5.00% 2023	1,000	1,137	1.86

42	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)	Percent of net assets

New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	$500	$570
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	540	599	1.37%
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	500	529
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School), Series 2009-B, 1.35% 2036 (put 2017)	1,500	1,491	1.21
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 2042	1,500	1,323	1.07
Onondaga Civic Dev. Corp., Rev. Ref. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042	500	451	.37
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028	1,000	1,042	.84
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,050	.85
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds (KeySpan-Port Jefferson Energy Center, LLC Project), Series 2003-A, AMT, 5.25% 2027	1,000	1,008	.82
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2012-B, 5.00% 2032	750	717	.58
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 2038	1,000	922	.75
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.125% 2042	1,500	1,090	.88
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	1,000	1,095
Westchester County Health Care Corp., Rev. Bonds, Series 2011-A, 5.125% 2041	500	504	1.29
City of Yonkers, G.O. Bonds, Series 2011-A, 5.00% 2019	1,000	1,131	.92
		48,533	39.30

Guam 2.82%
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,200	1,227
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2037	750	750	1.60
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	532	.43
Power Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2034	1,000	971	.79
		3,480	2.82

Puerto Rico 4.37%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	1,000	782
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	1,500	1,296	1.68
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	500	451	.36
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	500	403	.33
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	1,000	1,038	.84

American Funds Tax-Exempt Funds	43

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Puerto Rico (continued)
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 6.00% 2042	$500	$501
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	1,000	927	1.16%
		5,398	4.37
Virgin Islands 1.64%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	500	552	.45
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	1,500	1,471	1.19
		2,023	1.64

Total bonds, notes & other debt instruments (cost: $111,288,000)		112,448	91.05

Short-term securities 7.82%
Trust for Cultural Resources of the City of New York, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2008-A-1, JPMorgan Chase LOC, 0.06% 2035[1]	2,100	2,100	1.70
City of New York, G.O. Bonds, Fiscal 1993 Series A-7, JPMorgan Chase LOC, 0.05% 2020[1]	900	900
City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.04% 2038[1]	1,000	1,000	1.54
New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.05% 2022[1]	2,400	2,400	1.94
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2003-B-3, U.S. Bank LOC, 0.04% 2033[1]	2,800	2,800	2.27
Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A, JPMorgan Chase LOC, 0.05% 2031[1]	450	450	.37

Total short-term securities (cost: $9,650,000)		9,650	7.82
Total investment securities (cost: $120,938,000)		122,098	98.87
Other assets less liabilities		1,400	1.13

Net assets		$123,498	100.00%

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

44	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

Summary investment portfolio July 31, 2013

Bonds, notes & other debt instruments 95.94%	Principal amount (000)	Value (000)	Percent of net assets
California 92.74%
State issuers — 36.47%
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	$4,975	$5,016	.33%
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,050	.40
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	5,615	5,788	.38
Various Purpose G.O. Bonds, 5.00% 2038	3,000	3,068
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,171
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,432
Various Purpose G.O. Bonds, 6.00% 2038	7,000	7,842	1.91
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,263
Various Purpose G.O. Bonds, 6.50% 2033	5,000	5,860
Various Purpose G.O. Ref. Bonds, 5.25% 2030	2,000	2,140
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	10,725	8,375	.56
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	3,801
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029	1,500	1,700
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	2,000	2,022	1.00
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	980	1,064
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	6,090	6,462
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital - San Diego), Series 2011, 5.25% 2041	5,000	5,074	.34
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	4,500	5,060	.34
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	14,750	14,929	.99
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	5,000	5,541	.37
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	8,288	.55
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	15,000	15,425
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,218	1.32
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,202
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	5,489	.36
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[1]	8,550	9,532	.63

American Funds Tax-Exempt Funds	45

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
State issuers (continued)
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.00% 2019	$2,000	$2,342
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2022	1,000	1,142
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	3,680	4,019
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	1,570	1,653	1.26%
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,051
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	2,010	2,326
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,449
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	5,000	5,210
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-D, AMT, FGIC insured, 4.75% 2023	1,000	1,042	.42
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045	8,000	6,705	.45
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2008-B, 6.00% 2027	3,200	3,738
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2008-A, 5.00% 2022	4,960	5,726	1.00
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2009-A, 5.00% 2023	5,000	5,614
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[1]	9,500	8,800	.58
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	6,567	.44
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	9,500	9,435	.63
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	5,478	.36
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036	6,500	5,636	.37
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	3,641
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	4,876
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,277
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,765	1.23
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,051
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,013
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	1,907

46	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)	Percent of net assets
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	$5,000	$5,033
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.924% 2043[2]	8,000	6,032	.74%
Other securities		293,571	19.51
		548,911	36.47

City & county issuers — 56.27%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	6,918	.46
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	6,000	5,994	.40
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	6,437	.43
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047	6,000	6,144	.41
County of Contra Costa Public Fncg. Auth., Lease Rev. Ref. Bonds (Medical Center Ref.), Series 2007-B, National insured, 5.00% 2017	5,000	5,603	.37
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	5,220	5,274	.35
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	6,000	6,759	.45
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2008-A, AMT, 5.50% 2022	5,000	5,700	.38
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,299	.35
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2020	995	1,175
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2021	900	1,059
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	2,000	2,317
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,919	1.04
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,642
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	4,500	4,575
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.714% 2035[2]	13,500	11,731	.78
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds, Series 2006, National insured, 5.125% 2029	10,000	10,199	.68
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	12,175	.81
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,406	.36

American Funds Tax-Exempt Funds	47

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
City & county issuers (continued)
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	$3,000	$3,418
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	4,065
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,178
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	5,000	5,083	1.49%
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,694
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,027
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,015
San Francisco Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,048	.34
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,399
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,039	.89
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds (Valley Medical Center), Series 2008-A, 5.00% 2022	4,500	5,074	.34
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	5,185	5,220	.35
Other securities		686,140	45.59
		846,726	56.27

Puerto Rico 1.37%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	7,418	.49
Other securities		13,170	.88
		20,588	1.37

Other U.S. territories 1.83%
Other securities		27,590	1.83

Total bonds, notes & other debt instruments (cost: $1,423,439,000)		1,443,815	95.94

48	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

Short-term securities 3.17%	Principal amount (000)	Value (000)	Percent of net assets
Various Purpose G.O. Bonds, JPMorgan Chase LOC, 0.03% 2033[2]	$700	$700	.05%
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-E, JPMorgan Chase LOC, 0.04% 2026[2]	3,900	3,900
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-F, JPMorgan Chase LOC, 0.04% 2026[2]	4,200	4,200	2.47
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1997-B, AMT, JPMorgan Chase LOC, 0.07% 2026[2]	29,100	29,100
Other securities		9,804	.65

Total short-term securities (cost: $47,704,000)		47,704	3.17
Total investment securities (cost: $1,471,143,000)		1,491,519	99.11
Other assets less liabilities		13,342	.89

Net assets		$1,504,861	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $21,438,000, which represented 1.42% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	49

Financial statements

Statements of assets and liabilities

at July 31, 2013

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America
Assets:
Investment securities, at value	$774,718	$3,066,415
Cash	149	30
Receivables for:
Sales of investments	—	—
Sales of fund’s shares	2,030	3,653
Interest	5,214	28,918
	782,111	3,099,016
Liabilities:
Payables for:
Purchases of investments	12,457	11,164
Repurchases of fund’s shares	1,156	6,199
Dividends on fund’s shares	95	693
Investment advisory services	236	640
Services provided by related parties	109	721
Trustees’ deferred compensation	29	115
Other	20	19
	14,102	19,551
Net assets at July 31, 2013	$768,009	$3,079,465

Investment securities, at cost	$767,343	$2,942,188

Net assets consist of:
Capital paid in on shares of beneficial interest	$761,052	$2,955,730
(Distributions in excess of) undistributed net investment income	(77)	249
Accumulated net realized loss	(341)	(741)
Net unrealized appreciation (depreciation)	7,375	124,227
Net assets at July 31, 2013	$768,009	$3,079,465

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized

Class A	Net assets	$701,027	$2,624,668
	Shares outstanding	68,653	164,624
	Net asset value per share	$10.21	$15.94
Class B	Net assets		$3,130
	Shares outstanding		196
	Net asset value per share		$15.94
Class C	Net assets		$49,355
	Shares outstanding		3,096
	Net asset value per share		$15.94
Class F-1	Net assets	$29,689	$122,450
	Shares outstanding	2,907	7,680
	Net asset value per share	$10.21	$15.94
Class F-2	Net assets	$37,293	$148,202
	Shares outstanding	3,652	9,296
	Net asset value per share	$10.21	$15.94
Class R-6	Net assets		$131,660
	Shares outstanding		8,258
	Net asset value per share		$15.94

*	Amount less than one thousand.

See Notes to Financial Statements

50	American Funds Tax-Exempt Funds

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	American Funds Tax-Exempt Fund of New York		The Tax-Exempt Fund of California

$9,449,081	$2,738,891	$122,098		$1,491,519
33	218	46		44

11,274	23,420	493		2,092
13,227	2,490	205		1,211
98,676	32,394	1,216		19,829
9,572,291	2,797,413	124,058		1,514,695

58,221	11,557	—		2,693
25,795	9,800	364		5,242
2,632	917	116		827
1,970	789	39		424
3,363	1,159	38		532
228	93	—	*	115
4	21	3		1
92,213	24,336	560		9,834
$9,480,078	$2,773,077	$123,498		$1,504,861

$9,239,791	$2,747,568	$120,938		$1,471,143

$9,317,631	$2,903,518	$122,403		$1,523,418
4,757	1,564	25		728
(51,601)	(123,328)	(90)		(39,661)
209,291	(8,677)	1,160		20,376
$9,480,078	$2,773,077	$123,498		$1,504,861

$6,983,888	$2,246,201	$99,811		$1,249,826
561,196	155,119	9,779		74,770
$12.44	$14.48	$10.21		$16.72
$19,661	$9,580	$174		$3,319
1,580	662	17		199
$12.44	$14.48	$10.21		$16.72
$375,469	$160,749	$7,763		$86,531
30,171	11,101	760		5,177
$12.44	$14.48	$10.21		$16.72
$1,659,302	$172,151	$1,372		$73,937
133,335	11,888	134		4,423
$12.44	$14.48	$10.21		$16.72
$327,237	$126,330	$14,378		$91,248
26,295	8,724	1,409		5,459
$12.44	$14.48	$10.21		$16.72
$114,521	$58,066
9,202	4,010
$12.44	$14.48

American Funds Tax-Exempt Funds	51

Statements of operations

	American Funds Short-Term Tax-Exempt Bond Fund Year ended July 31, 2013	Limited Term Tax-Exempt Bond Fund of America Year ended July 31, 2013
Investment income:
Income:
Interest	$12,744	$96,167

Fees and expenses[2]:
Investment advisory services	2,614	7,710
Distribution services	1,031	9,072
Transfer agent services	252	1,124
Administrative services	93	500
Reports to shareholders	29	66
Registration statement and prospectus	86	187
Trustees’ compensation	7	35
Auditing and legal	51	64
Custodian	2	7
Federal and state income taxes	13	2
Other state and local taxes	3	14
Other	34	52
Total fees and expenses before reimbursement	4,215	18,833
Less reimbursement of fees and expenses	—	—
Total fees and expenses after reimbursement	4,215	18,833
Net investment income	8,529	77,334

Net realized (loss) gain and unrealized (depreciation) appreciation on investments
Net realized (loss) gain on investments	(257)	(316)
Net unrealized (depreciation) appreciation on investments	(7,365)	(84,021)
Net realized (loss) gain and unrealized (depreciation) appreciation on investments	(7,622)	(84,337)
Net increase (decrease) in net assets resulting from operations	$907	$(7,003)

[1]	In 2013, the fund changed its fiscal year-end from August to July.
[2]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[3]	Amount less than one thousand.

See Notes to Financial Statements

52	American Funds Tax-Exempt Funds

(dollars in thousands)

The Tax-Exempt Bond Fund of America		American High-Income Municipal Bond Fund	American Funds Tax-Exempt Fund of New York	The Tax-Exempt Fund of California
11 months ended July 31, 2013[1]	Year ended August 31, 2012	Year ended July 31, 2013	Year ended July 31, 2013	11 months ended July 31, 2013[1]	Year ended August 31, 2012

$359,639	$385,032	$143,958	$4,607	$63,152	$68,246

22,050	22,562	9,503	471	4,749	4,978
25,201	25,145	8,934	227	4,193	4,394
4,512	3,740	1,745	58	513	415
1,812	1,430	507	23	245	201
285	266	155	20	42	37
253	221	179	89	87	91
85	78	28	1	24	16
102	99	69	52	96	94
21	21	7	— [3]	3	4
1,148	140	686	—	15	22
23	47	8	—	5	11
63	73	44	18	29	36
55,555	53,822	21,865	959	10,001	10,299
—	—	—	100	—	—
55,555	53,822	21,865	859	10,001	10,299
304,084	331,210	122,093	3,748	53,151	57,947

53,350	(1,791)	36,678	173	6,856	2,731
(559,829)	583,007	(172,207)	(8,186)	(83,071)	105,471
(506,479)	581,216	(135,529)	(8,013)	(76,215)	108,202
$(202,395)	$912,426	$(13,436)	$(4,265)	$(23,064)	$166,149

American Funds Tax-Exempt Funds	53

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt		Limited Term Tax-Exempt Bond		The Tax-Exempt Bond Fund of America
	Bond Fund Year ended July 31		Fund of America Year ended July 31		11 months ended July 31	Year ended August 31
	2013	2012	2013	2012	2013*	2012	2011
Operations:
Net investment income	$8,529	$7,584	$77,334	$74,255	$304,084	$331,210	$349,755
Net realized (loss) gain on investments	(257)	76	(316)	540	53,350	(1,791)	(15,557)
Net unrealized (depreciation) appreciation on investments	(7,365)	5,056	(84,021)	86,401	(559,829)	583,007	(240,849)
Net increase (decrease) in net assets resulting from operations	907	12,716	(7,003)	161,196	(202,395)	912,426	93,349

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(8,537)	(7,584)	(77,251)	(74,114)	(303,706)	(330,173)	(349,603)
Distributions from net realized gain on investments	(134)	—	(579)	—	—	—	—
Total dividends and distributions paid or accrued to shareholders	(8,671)	(7,584)	(77,830)	(74,114)	(303,706)	(330,173)	(349,603)

Net capital share transactions	137,112	82,089	197,263	333,030	283,770	600,697	(1,112,834)
Total increase (decrease) in net assets	129,348	87,221	112,430	420,112	(222,331)	1,182,950	(1,369,088)

Net assets:
Beginning of period	638,661	551,440	2,967,035	2,546,923	9,702,409	8,519,459	9,888,547
End of period	$768,009	$638,661	$3,079,465	$2,967,035	$9,480,078	$9,702,409	$8,519,459
(Distribution in excess of) undistributed net investment income	$(77)	$(27)	$249	$233	$4,757	$5,428	$6,161

*	In 2013, the fund changed its fiscal year-end from August to July.

See Notes to Financial Statements

54	American Funds Tax-Exempt Funds

(dollars in thousands)

American High-Income		American Funds Tax-Exempt Fund		The Tax-Exempt Fund of California
Municipal Bond Fund Year ended July 31		of New York Year ended July 31		11 months ended July 31	Year ended August 31
2013	2012	2013	2012	2013*	2012	2011

$122,093	$110,511	$3,748	$3,032	$53,151	$57,947	$60,152
36,678	(24,384)	173	231	6,856	2,731	1,877
(172,207)	252,459	(8,186)	7,943	(83,071)	105,471	(43,620)
(13,436)	338,586	(4,265)	11,206	(23,064)	166,149	18,409

(121,785)	(110,000)	(3,737)	(3,027)	(52,987)	(57,712)	(60,274)
—	—	—	—	—	—	—
(121,785)	(110,000)	(3,737)	(3,027)	(52,987)	(57,712)	(60,274)

145,477	323,576	2,834	52,001	(15,232)	48,701	(241,944)
10,256	552,162	(5,168)	60,180	(91,283)	157,138	(283,809)

2,762,821	2,210,659	128,666	68,486	1,596,144	1,439,006	1,722,815
$2,773,077	$2,762,821	$123,498	$128,666	$1,504,861	$1,596,144	$1,439,006
$1,564	$2,822	$25	$11	$728	$729	$457

American Funds Tax-Exempt Funds	55

Notes to financial statements

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

On December 5, 2012, the boards of trustees for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California approved to change the funds’ fiscal year-ends from August 31 to July 31.

The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes, with a secondary objective of preservation of capital.

The Tax-Exempt Fund of California — Seeks a high level of current income exempt from regular federal and California state income taxes, with a secondary objective of preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has three share classes (Class A, as well as two F share classes, F-1 and F-2). American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have six share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Some share classes are only available to limited categories of investors. The funds’ share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C†	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
Class R-6	None	None	None

*	Class B shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California.
†	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.

56	American Funds Tax-Exempt Funds

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund’s financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities in each fund. In the event a security is purchased with a delayed payment date, each impacted fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

American Funds Tax-Exempt Funds	57

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees with supplemental information to support the changes. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2013, all of the investment securities held by each fund were classified as Level 2.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is broadly gauged by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

58	American Funds Tax-Exempt Funds

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated bonds — Each of the funds (other than American Funds Short-Term Tax-Exempt Bond Fund) may invest in lower rated bonds and other lower rated debt instruments. Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share prices may increase.

Investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile. More detailed information about the risks of investing in New York municipal securities is contained in the fund’s statement of additional information.

Investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the fund’s statement of additional information.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the funds’ investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments.

As of and during the period ended July 31, 2013, none of the funds had a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before the dates shown in the following table:

Fund	U.S. federal tax authority		State tax authority
American Funds Short-Term Tax-Exempt Bond Fund	2009		2008
Limited Term Tax-Exempt Bond Fund of America	2009		2008
The Tax-Exempt Bond Fund of America	2009		2008
American High-Income Municipal Bond Fund	2009		2008
American Funds Tax-Exempt Fund of New York	2010	*	2010	*
The Tax-Exempt Fund of California	2009		2008

*	The year the fund commenced operations.

American Funds Tax-Exempt Funds	59

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. Each fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As indicated in the following tables, some of the funds had capital loss carryforwards available at July 31, 2013. These will be used to offset any capital gains realized by these funds in future years through the expiration dates. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, (August 31, 2011, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	American Funds Short-Term Tax- Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	American Funds Tax-Exempt Fund of New York	The Tax-Exempt Fund of California
As of July 31, 2013:
Undistributed tax-exempt income	$47	$691	$2,649	$927	$115	$827
Post-October capital loss deferral*	(341)	(741)	(2,488)	—	(16)	—
Capital loss carryforward:
No expiration	—	—	—	(12,683)	—	—
Expiring 2017	—	—	—	(14,384)	—	(9,316)
Expiring 2018	—	—	(48,217)	(69,969)	—	(30,345)
Expiring 2019	—	—	—	(24,408)	—	—
	$—	$—	$(48,217)	$(121,444)	$—	$(39,661)
Capital loss carryforwards utilized	$—	$—	$56,607	$36,293	$258	$6,829
Capital loss carryforwards expired	$—	$—	$—	$3,652	$—	$—
Reclassification (from) to distributions in excess of/undistributed net investment income (to) from accumulated net realized loss/undistributed net realized gain	$(50)	$(75)	$(583)	$(263)	$4	$(22)
Reclassification to (from) distributions in excess of/undistributed net investment income from (to) capital paid in on shares of beneficial interest	8	8	(466)	(1,303)	(1)	(143)
Reclassification (from) to accumulated net realized loss (to) from capital paid in on shares of beneficial interest	—	79	—	3,652	(1)	—
Gross unrealized appreciation on investment securities	$9,358	$141,629	$392,730	$113,423	$3,276	$58,814
Gross unrealized depreciation on investment securities	(1,982)	(17,037)	(177,994)	(119,031)	(2,164)	(37,595)
Net unrealized appreciation (depreciation) on investment securities	$7,376	$124,592	$214,736	$(5,608)	$1,112	$21,219
Cost of investment securities	$767,342	$2,941,823	$9,234,345	$2,744,499	$120,986	$1,470,300

*	This deferral is considered incurred in the subsequent year.

60	American Funds Tax-Exempt Funds

The tax character of distributions paid or accrued to shareholders of each fund was as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Year ended July 31, 2013			Year ended July 31, 2012
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$7,907	$123	$8,030	$7,182	$—	$7,182
Class F-1	208	4	212	172	—	172
Class F-2	422	7	429	230	—	230
Total	$8,537	$134	$8,671	$7,584	$—	$7,584

Limited Term Tax-Exempt Bond Fund of America

	Year ended July 31, 2013			Year ended July 31, 2012
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$65,825	$492	$66,317	$64,748	$—	$64,748
Class B	79	1	80	154	—	154
Class C	1,081	12	1,093	1,446	—	1,446
Class F-1	3,150	25	3,175	3,160	—	3,160
Class F-2	4,116	31	4,147	4,454	—	4,454
Class R-6*	3,000	18	3,018	152	—	152
Total	$77,251	$579	$77,830	$74,114	$—	$74,114

The Tax-Exempt Bond Fund of America

	Period ended July 31, 2013†			Year ended August 31, 2012
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$232,946	$—	$232,946	$258,693	$—	$258,693
Class B	609	—	609	1,043	—	1,043
Class C	9,871	—	9,871	11,462	—	11,462
Class F-1	47,608	—	47,608	50,382	—	50,382
Class F-2	9,865	—	9,865	8,330	—	8,330
Class R-6*	2,807	—	2,807	263	—	263
Total	$303,706	$—	$303,706	$330,173	$—	$330,173

	Year ended August 31, 2011
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$273,244	$—	$273,244
Class B	1,809	—	1,809
Class C	13,051	—	13,051
Class F-1	53,370	—	53,370
Class F-2	8,129	—	8,129
Total	$349,603	$—	$349,603

See end of distributions tables for footnotes.

American Funds Tax-Exempt Funds	61

American High-Income Municipal Bond Fund

	Year ended July 31, 2013			Year ended July 31, 2012
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$100,902	$—	$100,902	$92,406	$—	$92,406
Class B	450	—	450	724	—	724
Class C	6,057	—	6,057	5,748	—	5,748
Class F-1	7,852	—	7,852	7,482	—	7,482
Class F-2	5,011	—	5,011	3,554	—	3,554
Class R-6*	1,513	—	1,513	86	—	86
Total	$121,785	$—	$121,785	$110,000	$—	$110,000

American Funds Tax-Exempt Fund of New York

	Year ended July 31, 2013			Year ended July 31, 2012
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$3,102	$—	$3,102	$2,614	$—	$2,614
Class B	6	—	6	5	—	5
Class C	160	—	160	98	—	98
Class F-1	54	—	54	47	—	47
Class F-2	415	—	415	263	—	263
Total	$3,737	$—	$3,737	$3,027	$—	$3,027

The Tax-Exempt Fund of California

	Period ended July 31, 2013†			Year ended August 31, 2012
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$44,754	$—	$44,754	$49,306	$—	$49,306
Class B	113	—	113	185	—	185
Class C	2,534	—	2,534	2,959	—	2,959
Class F-1	2,537	—	2,537	2,963	—	2,963
Class F-2	3,049	—	3,049	2,299	—	2,299
Total	$52,987	$—	$52,987	$57,712	$—	$57,712

	Year ended August 31, 2011
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total Distributions paid or accrued
Class A	$51,544	$—	$51,544
Class B	294	—	294
Class C	3,233	—	3,233
Class F-1	3,509	—	3,509
Class F-2	1,694	—	1,694
Total	$60,274	$—	$60,274

*	Class R-6 shares were offered beginning May 11, 2012.
†	In 2013, the fund changed its fiscal year-end from August to July.

6. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

62	American Funds Tax-Exempt Funds

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. The agreements also provide for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The range of rates, asset and gross income levels and the current annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Rates		Monthly gross income		For the period
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	ended July 31, 2013
American Funds Short-Term Tax-Exempt Bond Fund	.390%	.290%	$.20	$1.2	None	None	None	None	.370%
Limited Term Tax-Exempt Bond Fund of America	.300	.150	.06	1.0	3.00%	2.50%	$3,333,333	$3,333,333	.244
The Tax-Exempt Bond Fund of America	.300	.120	.06	10.0	3.00	2.00	3,333,333	8,333,333	.239	*
American High-Income Municipal Bond Fund	.300	.150	.06	3.0	3.00	2.50	3,333,333	3,333,333	.319
American Funds Tax-Exempt Fund of New York	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.354
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.321	*

*	The rates shown are annualized based on the 11 months ended July 31, 2013.

CRMC has agreed to reimburse a portion of the fees and expenses of American Funds Tax-Exempt Fund of New York during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the year ended July 31, 2013, total fees and expenses reimbursed by CRMC were $100,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2 shares and Class R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class B	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		American Funds Tax-Exempt Fund of New York		The Tax-Exempt Fund of California
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.30%	0.25%	0.25%
Class B	1.00	1.00	1.00	1.00	1.00	1.00
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

American Funds Tax-Exempt Funds	63

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of July 31, 2013, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,134
Limited Term Tax-Exempt Bond Fund of America	909
The Tax-Exempt Bond Fund of America	4,144
American High-Income Municipal Bond Fund	—
American Funds Tax-Exempt Fund of New York	—
The Tax-Exempt Fund of California	558

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ Class A, C, F and R shares, if applicable. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to each fund’s shareholders. Under the agreements, Class A shares of each fund pay an annual fee of 0.01% and Class C, F and R shares of each fund, if applicable, pay an annual fee of 0.05% of their respective average daily net assets.

For the year ended July 31, 2013 (11 months ended July 31, 2013, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California), class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$977	$184	$65
Class F-1	54	29	11
Class F-2	Not applicable	39	17
Total class-specific expenses	$1,031	$252	$93

Limited Term Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$8,067	$762		$269
Class B	44	1		Not applicable
Class C	630	19		31
Class F-1	331	173		67
Class F-2	Not applicable	169		78
Class R-6	Not applicable	—	*	55
Total class-specific expenses	$9,072	$1,124		$500

The Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$17,412	$2,247		$696
Class B	233	9		Not applicable
Class C	3,855	132		193
Class F-1	3,701	1,830		742
Class F-2	Not applicable	294		142
Class R-6	Not applicable	—	*	39
Total class-specific expenses	$25,201	$4,512		$1,812

64	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$6,513	$1,251		$244
Class B	132	8		Not applicable
Class C	1,803	97		90
Class F-1	486	258		98
Class F-2	Not applicable	131		58
Class R-6	Not applicable	—	*	17
Total class-specific expenses	$8,934	$1,745		$507

American Funds Tax-Exempt Fund of New York

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$138	$37		$11
Class B	3	—	*	Not applicable
Class C	82	3		4
Class F-1	4	3		1
Class F-2	Not applicable	15		7
Total class-specific expenses	$227	$58		$23

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$3,081	$299	$123
Class B	39	1	Not applicable
Class C	891	23	45
Class F-1	182	96	36
Class F-2	Not applicable	94	41
Total class-specific expenses	$4,193	$513	$245

*	Amount less than one thousand.

For the year ended August 31, 2012, class-specific expenses under the agreements for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California were as follows (dollars in thousands):

The Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$17,399	$2,016	$475
Class B	348	9	Not applicable
Class C	3,909	114	193
Class F-1	3,489	1,413	653
Class F-2	Not applicable	188	106
Class R-6†	Not applicable	—	3
Total class-specific expenses	$25,145	$3,740	$1,430

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$3,181	$279	$86
Class B	59	2	Not applicable
Class C	958	21	48
Class F-1	196	66	40
Class F-2	Not applicable	47	27
Total class-specific expenses	$4,394	$415	$201

†	Class R-6 shares were offered beginning May 11, 2012.

American Funds Tax-Exempt Funds	65

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes the current fees (either paid in cash or deferred) and the net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
American Funds Short-Term Tax-Exempt Bond Fund	$4	$3		$7
Limited Term Tax-Exempt Bond Fund of America	18	17		35
The Tax-Exempt Bond Fund of America	54	31		85
American High-Income Municipal Bond Fund	16	12		28
American Funds Tax-Exempt Fund of New York	1	—	*	1
The Tax-Exempt Fund of California	9	15		24

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

7. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2013

Class A	$332,155	32,286	$6,918	672	$(236,422)	(22,971)	$102,651	9,987
Class F-1	21,838	2,125	211	20	(10,150)	(986)	11,899	1,159
Class F-2	45,810	4,443	324	32	(23,572)	(2,288)	22,562	2,187
Total net increase (decrease)	$399,803	38,854	$7,453	724	$(270,144)	(26,245)	$137,112	13,333

Year ended July 31, 2012

Class A	$239,051	23,269	$6,021	586	$(164,717)	(16,028)	$80,355	7,827
Class F-1	11,263	1,096	170	17	(7,384)	(718)	4,049	395
Class F-2	9,363	911	167	16	(11,845)	(1,150)	(2,315)	(223)
Total net increase (decrease)	$259,677	25,276	$6,358	619	$(183,946)	(17,896)	$82,089	7,999

66	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2013

Class A	$707,744	43,319	$61,484	3,769	$(621,149)	(38,195)	$148,079	8,893
Class B	738	45	75	4	(3,419)	(209)	(2,606)	(160)
Class C	15,073	924	1,011	62	(40,512)	(2,484)	(24,428)	(1,498)
Class F-1	57,039	3,490	3,091	190	(66,099)	(4,051)	(5,969)	(371)
Class F-2	67,131	4,101	3,098	190	(80,177)	(4,915)	(9,948)	(624)
Class R-6	126,421	7,718	3,016	185	(37,302)	(2,299)	92,135	5,604
Total net increase (decrease)	$974,146	59,597	$71,775	4,400	$(848,658)	(52,153)	$197,263	11,844

Year ended July 31, 2012

Class A	$620,629	38,458	$58,799	3,640	$(438,432)	(27,206)	$240,996	14,892
Class B	1,643	102	143	9	(6,120)	(380)	(4,334)	(269)
Class C	24,085	1,492	1,301	80	(21,524)	(1,332)	3,862	240
Class F-1	52,442	3,253	3,097	192	(31,929)	(1,981)	23,610	1,464
Class F-2	69,235	4,302	3,275	203	(46,899)	(2,903)	25,611	1,602
Class R-6[2]	43,131	2,645	154	9	—	—	43,285	2,654
Total net increase (decrease)	$811,165	50,252	$66,769	4,133	$(544,904)	(33,802)	$333,030	20,583

The Tax-Exempt Bond Fund of America

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Period ended July 31, 2013[3]

Class A	$1,131,755	86,059	$211,228	16,170	$(1,429,360)	(110,055)	$(86,377)	(7,826)
Class B	1,532	117	579	44	(11,683)	(894)	(9,572)	(733)
Class C	89,902	6,840	9,169	702	(123,504)	(9,497)	(24,433)	(1,955)
Class F-1	559,486	42,780	47,063	3,606	(388,334)	(29,698)	218,215	16,688
Class F-2	200,255	15,202	7,871	603	(101,698)	(7,795)	106,428	8,010
Class R-6	95,101	7,236	2,806	215	(18,398)	(1,417)	79,509	6,034
Total net increase (decrease)	$2,078,031	158,234	$278,716	21,340	$(2,072,977)	(159,356)	$283,770	20,218

Year ended August 31, 2012

Class A	$1,110,952	87,424	$230,874	18,149	$(903,292)	(71,308)	$438,534	34,265
Class B	3,157	248	965	76	(16,810)	(1,328)	(12,688)	(1,004)
Class C	97,430	7,659	10,365	815	(82,627)	(6,515)	25,168	1,959
Class F-1	415,779	32,717	49,821	3,915	(386,444)	(30,571)	79,156	6,061
Class F-2	77,435	6,086	6,382	502	(54,378)	(4,280)	29,439	2,308
Class R-6[2]	43,416	3,346	265	20	(2,593)	(198)	41,088	3,168
Total net increase (decrease)	$1,748,169	137,480	$298,672	23,477	$(1,446,144)	(114,200)	$600,697	46,757

Year ended August 31, 2011

Class A	$743,275	61,503	$233,946	19,447	$(1,956,006)	(163,722)	$(978,785)	(82,772)
Class B	2,794	231	1,587	132	(38,878)	(3,240)	(34,497)	(2,877)
Class C	59,619	4,919	11,418	949	(161,960)	(13,583)	(90,923)	(7,715)
Class F-1	524,497	43,660	51,196	4,258	(570,088)	(47,399)	5,605	519
Class F-2	80,521	6,689	5,803	482	(100,558)	(8,442)	(14,234)	(1,271)
Total net increase (decrease)	$1,410,706	117,002	$303,950	25,268	$(2,827,490)	(236,386)	$(1,112,834)	(94,116)

See end of capital share transactions tables for footnotes.

American Funds Tax-Exempt Funds	67

American High-Income Municipal Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2013

Class A	$618,787	40,219	$92,473	6,043	$(642,382)	(42,211)	$68,878	4,051
Class B	1,288	84	418	28	(7,512)	(491)	(5,806)	(379)
Class C	52,691	3,422	5,564	364	(59,620)	(3,918)	(1,365)	(132)
Class F-1	64,636	4,209	7,685	502	(83,288)	(5,444)	(10,967)	(733)
Class F-2	77,180	5,011	4,334	283	(34,989)	(2,296)	46,525	2,998
Class R-6	52,876	3,445	1,513	99	(6,177)	(406)	48,212	3,138
Total net increase (decrease)	$867,458	56,390	$111,987	7,319	$(833,968)	(54,766)	$145,477	8,943

Year ended July 31, 2012

Class A	$509,689	35,236	$82,858	5,750	$(344,207)	(24,044)	$248,340	16,942
Class B	2,931	203	643	45	(10,779)	(750)	(7,205)	(502)
Class C	50,802	3,512	5,127	356	(36,751)	(2,545)	19,178	1,323
Class F-1	67,402	4,664	7,320	508	(45,845)	(3,175)	28,877	1,997
Class F-2	49,208	3,425	3,064	212	(30,888)	(2,116)	21,384	1,521
Class R-6[2]	12,916	867	86	5	—	—	13,002	872
Total net increase (decrease)	$692,948	47,907	$99,098	6,876	$(468,470)	(32,630)	$323,576	22,153

American Funds Tax-Exempt Fund of New York

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2013

Class A	$28,904	2,656	$1,752	163		$(30,561)	(2,824)	$95	(5)
Class B	132	12	5	—	[4]	(220)	(20)	(83)	(8)
Class C	3,039	279	152	13		(1,779)	(166)	1,412	126
Class F-1	686	63	38	4		(1,649)	(153)	(925)	(86)
Class F-2	3,639	333	389	36		(1,693)	(157)	2,335	212
Total net increase (decrease)	$36,400	3,343	$2,336	216		$(35,902)	(3,320)	$2,834	239

Year ended July 31, 2012

Class A	$45,107	4,328	$978	93		$(9,125)	(869)	$36,960	3,552
Class B	324	31	5	1		(197)	(19)	132	13
Class C	5,355	513	90	9		(1,040)	(99)	4,405	423
Class F-1	1,471	141	31	3		(112)	(11)	1,390	133
Class F-2	11,427	1,098	234	22		(2,547)	(240)	9,114	880
Total net increase (decrease)	$63,684	6,111	$1,338	128		$(13,021)	(1,238)	$52,001	5,001

68	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Period ended July 31, 2013[3]

Class A	$193,455	10,951	$38,106	2,170	$(252,947)	(14,437)	$(21,386)	(1,316)
Class B	152	9	107	6	(1,770)	(100)	(1,511)	(85)
Class C	13,276	752	2,279	130	(25,286)	(1,445)	(9,731)	(563)
Class F-1	21,002	1,190	2,406	137	(27,933)	(1,583)	(4,525)	(256)
Class F-2	41,142	2,325	2,545	145	(21,766)	(1,234)	21,921	1,236
Total net increase (decrease)	$269,027	15,227	$45,443	2,588	$(329,702)	(18,799)	$(15,232)	(984)

Year ended August 31, 2012

Class A	$182,575	10,756	$41,258	2,425	$(198,977)	(11,739)	$24,856	1,442
Class B	671	40	172	10	(3,225)	(191)	(2,382)	(141)
Class C	18,778	1,108	2,526	149	(18,309)	(1,080)	2,995	177
Class F-1	18,220	1,071	2,836	166	(26,762)	(1,588)	(5,706)	(351)
Class F-2	36,372	2,135	1,813	106	(9,247)	(544)	28,938	1,697
Total net increase (decrease)	$256,616	15,110	$48,605	2,856	$(256,520)	(15,142)	$48,701	2,824

Year ended August 31, 2011

Class A	$127,127	7,962	$41,794	2,631	$(358,062)	(22,639)	$(189,141)	(12,046)
Class B	413	26	254	16	(4,918)	(309)	(4,251)	(267)
Class C	10,517	658	2,669	168	(35,667)	(2,256)	(22,481)	(1,430)
Class F-1	16,095	1,007	3,220	202	(41,701)	(2,649)	(22,386)	(1,440)
Class F-2	13,461	848	1,208	76	(18,354)	(1,154)	(3,685)	(230)
Total net increase (decrease)	$167,613	10,501	$49,145	3,093	$(458,702)	(29,007)	$(241,944)	(15,413)

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-6 shares were offered beginning May 11, 2012.
[3]	In 2013, the fund changed its fiscal year-end from August to July.
[4]	Amount less than one thousand.

8. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the year ended July 31, 2013 (11 months ended July 31, 2013, for the Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California), as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$184,866	$138,336
Limited Term Tax-Exempt Bond Fund of America	508,558	385,330
The Tax-Exempt Bond Fund of America	1,573,032	1,451,794
American High-Income Municipal Bond Fund	836,302	705,481
American Funds Tax-Exempt Fund of New York	27,828	28,449
The Tax-Exempt Fund of California	178,832	183,951

9. Ownership concentration

At July 31, 2013, CRMC held aggregate ownership of 31% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010.

American Funds Tax-Exempt Funds	69

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments/waivers		Ratio of expenses to average net assets after reimburse- ments/waivers[3]		Ratio of net income to average net assets[3]
Class A4:
Year ended 7/31/2013	$10.32	$.13	$(.11)	$.02	$(.13)	$—	[5]	$(.13)	$10.21	.16%	$701	.59%		.59%		1.21%
Year ended 7/31/2012	10.23	.13	.09	.22	(.13)	—		(.13)	10.32	2.17	606	.59		.59		1.27
Year ended 7/31/2011	10.20	.12	.03	.15	(.12)	—		(.12)	10.23	1.53	520	.60		.60		1.24
Year ended 7/31/2010	10.00	.10	.20	.30	(.10)	—		(.10)	10.20	3.06	412	.65		.53		1.00
Period from 10/1/2008 to 7/31/2009[6,7]	10.00	.03	—	.03	(.03)	—		(.03)	10.00	.33	501	.52	[8]	.46	[8]	.44	[8]
Year ended 9/30/2008	10.00	.20	—	.20	(.20)	—		(.20)	10.00	1.99	810	.47		.43		1.93
Class F-1:
Year ended 7/31/2013	10.32	.10	(.11)	(.01)	(.10)	—	[5]	(.10)	10.21	(.08)	30	.84		.84		.96
Year ended 7/31/2012	10.23	.11	.09	.20	(.11)	—		(.11)	10.32	1.98	18	.78		.78		1.09
Year ended 7/31/2011	10.20	.11	.03	.14	(.11)	—		(.11)	10.23	1.34	14	.79		.79		1.04
Period from 8/27/2009 to 7/31/2010[6]	10.00	.10	.19	.29	(.09)	—		(.09)	10.20	2.93	5	.79	[8]	.64	[8]	1.06	[8]
Class F-2:
Year ended 7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[5]	(.13)	10.21	.19	37	.56		.56		1.23
Year ended 7/31/2012	10.23	.14	.09	.23	(.14)	—		(.14)	10.32	2.24	15	.52		.52		1.33
Year ended 7/31/2011	10.20	.13	.03	.16	(.13)	—		(.13)	10.23	1.58	17	.55		.55		1.28
Period from 8/12/2009 to 7/31/2010[6]	10.00	.13	.18	.31	(.11)	—		(.11)	10.20	3.16	8	.51	[8]	.45	[8]	1.39	[8]

	Year ended July 31
	2013	2012	2011	2010
Portfolio turnover rate for all share classes	22%	14%	12%	5%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC agreed to pay a portion of fees and expenses due to lower short-term interest rates.
[4]	Reflects the board of trustees’ approval of a 10-for-1 reverse stock split of the shares of the fund, effective August 7,2009.
[5]	Amount less than $.01.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	In 2009, the fund changed its fiscal year-end from September to July.
[8]	Annualized.

See Notes to Financial Statements

70	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2013	$16.36	$.40	$(.42)	$(.02)	$(.40)	$—	[4]	$(.40)	$15.94	(.13)%	$2,625	.60%		.60%		2.45%
Year ended 7/31/2012	15.85	.44	.51	.95	(.44)	—		(.44)	16.36	6.06	2,549	.60		.60		2.72
Year ended 7/31/2011	15.78	.46	.07	.53	(.46)	—		(.46)	15.85	3.41	2,232	.60		.60		2.93
Year ended 7/31/2010	15.11	.48	.67	1.15	(.48)	—		(.48)	15.78	7.71	2,316	.61		.61		3.08
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	—		(.50)	15.11	4.12	1,700	.64		.63		3.36
Class B:
Year ended 7/31/2013	16.36	.29	(.42)	(.13)	(.29)	—	[4]	(.29)	15.94	(.82)	3	1.29		1.29		1.78
Year ended 7/31/2012	15.85	.33	.51	.84	(.33)	—		(.33)	16.36	5.33	6	1.30		1.30		2.04
Year ended 7/31/2011	15.78	.35	.07	.42	(.35)	—		(.35)	15.85	2.69	10	1.31		1.31		2.24
Year ended 7/31/2010	15.11	.37	.67	1.04	(.37)	—		(.37)	15.78	6.96	21	1.31		1.31		2.40
Year ended 7/31/2009	15.01	.40	.10	.50	(.40)	—		(.40)	15.11	3.40	25	1.34		1.33		2.69
Class C:
Year ended 7/31/2013	16.36	.28	(.42)	(.14)	(.28)	—	[4]	(.28)	15.94	(.87)	49	1.34		1.34		1.72
Year ended 7/31/2012	15.85	.32	.51	.83	(.32)	—		(.32)	16.36	5.27	75	1.34		1.34		1.99
Year ended 7/31/2011	15.78	.34	.07	.41	(.34)	—		(.34)	15.85	2.64	69	1.36		1.36		2.19
Year ended 7/31/2010	15.11	.36	.67	1.03	(.36)	—		(.36)	15.78	6.91	91	1.36		1.36		2.34
Year ended 7/31/2009	15.01	.39	.10	.49	(.39)	—		(.39)	15.11	3.35	73	1.39		1.38		2.64
Class F-1:
Year ended 7/31/2013	16.36	.39	(.42)	(.03)	(.39)	—	[4]	(.39)	15.94	(.22)	122	.69		.69		2.37
Year ended 7/31/2012	15.85	.43	.51	.94	(.43)	—		(.43)	16.36	6.00	132	.65		.65		2.67
Year ended 7/31/2011	15.78	.45	.07	.52	(.45)	—		(.45)	15.85	3.37	104	.65		.65		2.89
Year ended 7/31/2010	15.11	.47	.67	1.14	(.47)	—		(.47)	15.78	7.68	112	.63		.63		3.06
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	—		(.50)	15.11	4.11	108	.66		.64		3.33
Class F-2:
Year ended 7/31/2013	16.36	.43	(.42)	.01	(.43)	—	[4]	(.43)	15.94	.05	148	.42		.42		2.64
Year ended 7/31/2012	15.85	.47	.51	.98	(.47)	—		(.47)	16.36	6.28	162	.38		.38		2.94
Year ended 7/31/2011	15.78	.49	.07	.56	(.49)	—		(.49)	15.85	3.65	132	.38		.38		3.15
Year ended 7/31/2010	15.11	.52	.67	1.19	(.52)	—		(.52)	15.78	7.97	125	.36		.36		3.35
Period from 8/18/2008 to 7/31/2009[5]	15.15	.50	(.04)	.46	(.50)	—		(.50)	15.11	3.15	204	.38	[6]	.38	[6]	3.51	[6]
Class R-6:
Year ended 7/31/2013	16.36	.45	(.42)	.03	(.45)	—	[4]	(.45)	15.94	.16	132	.31		.31		2.72
Period from 5/11/2012 to 7/31/2012[5]	16.32	.10	.05	.15	(.11)	—		(.11)	16.36	.90	43	.07		.07		.64

	Year ended July 31
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	13%	9%	14%	13%	7%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Amount less than $.01.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Annualized.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	71

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
Class A:
Period from 9/1/2012 to 7/31/2013[4,5]	$13.08	$.40	$(.64)	$(.24)	$(.40)	$12.44	(1.93)%	$6,984.55%[6]			.55%[6]		3.35%[6]
Year ended 8/31/2012	12.26	.47	.82	1.29	(.47)	13.08	10.71	7,445.55			.55		3.73
Year ended 8/31/2011	12.53	.48	(.27)	.21	(.48)	12.26	1.85	6,557.55			.55		4.01
Year ended 8/31/2010	11.82	.48	.71	1.19	(.48)	12.53	10.23	7,740.54			.54		3.92
Year ended 8/31/2009	12.03	.50	(.21)	.29	(.50)	11.82	2.65	7,130.56			.56		4.39
Year ended 8/31/2008	12.19	.51	(.16)	.35	(.51)	12.03	2.87	6,319.56			.53		4.16
Class B:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.59)	20	1.30	[6]	1.30	[6]	2.61	[6]
Year ended 8/31/2012	12.26	.38	.82	1.20	(.38)	13.08	9.90	30	1.29		1.29		3.01
Year ended 8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.08	40	1.30		1.30		3.26
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.41	78	1.30		1.30		3.18
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.88	107	1.32		1.31		3.65
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.10	114	1.31		1.28		3.42
Class C:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.64)	375	1.34	[6]	1.34	[6]	2.56	[6]
Year ended 8/31/2012	12.26	.37	.82	1.19	(.37)	13.08	9.85	420	1.34		1.34		2.94
Year ended 8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.03	370	1.35		1.35		3.21
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.35	475	1.34		1.34		3.11
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.83	399	1.36		1.36		3.58
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.05	313	1.36		1.33		3.36
Class F-1:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.39	(.64)	(.25)	(.39)	12.44	(2.05)	1,659.68		[6]	.68	[6]	3.21	[6]
Year ended 8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59	1,526.66			.66		3.62
Year ended 8/31/2011	12.53	.47	(.27)	.20	(.47)	12.26	1.73	1,356.66			.66		3.90
Year ended 8/31/2010	11.82	.46	.71	1.17	(.46)	12.53	10.12	1,380.64			.64		3.80
Year ended 8/31/2009	12.03	.49	(.21)	.28	(.49)	11.82	2.56	976.65			.64		4.31
Year ended 8/31/2008	12.19	.50	(.16)	.34	(.50)	12.03	2.79	1,020.63			.61		4.07
Class F-2:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.42	(.64)	(.22)	(.42)	12.44	(1.81)	327.42		[6]	.42	[6]	3.49	[6]
Year ended 8/31/2012	12.26	.49	.82	1.31	(.49)	13.08	10.88	239.40			.40		3.87
Year ended 8/31/2011	12.53	.50	(.27)	.23	(.50)	12.26	1.99	196.41			.41		4.15
Year ended 8/31/2010	11.82	.50	.71	1.21	(.50)	12.53	10.41	216.37			.37		4.09
Year ended 8/31/2009	12.03	.51	(.21)	.30	(.51)	11.82	2.80	253.39			.39		4.36
Period from 8/1/2008 to 8/31/2008[4]	11.94	.04	.09	.13	(.04)	12.03	1.10	3.04			.03		.34
Class R-6:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.43	(.64)	(.21)	(.43)	12.44	(1.71)	115.31		[6]	.31	[6]	3.58	[6]
Period from 5/11/2012 to 8/31/2012[4]	12.94	.14	.15	.29	(.15)	13.08	2.25	42.09			.09		1.15

	For the period 9/1/2012 to	Year ended August 31
	7/31/2013[4,5]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	16%	14%	12%	16%	18%	20%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	In 2013, the fund changed its fiscal year-end from August to July.
[6]	Annualized.

See Notes to Financial Statements

72	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2013	$15.13	$.63	$(.65)	$(.02)	$(.63)	$14.48	(.25)%	$2,246.69%			.69%	4.14%
Year ended 7/31/2012	13.78	.66	1.35	2.01	(.66)	15.13	14.98	2,286.68			.68	4.64
Year ended 7/31/2011	13.97	.67	(.19)	.48	(.67)	13.78	3.57	1,849.64			.64	4.86
Year ended 7/31/2010	12.69	.66	1.28	1.94	(.66)	13.97	15.50	2,109.68			.68	4.82
Year ended 7/31/2009	14.21	.68	(1.52)	(.84)	(.68)	12.69	(5.69)	1,738.72			.70	5.43
Class B:
Year ended 7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(.97)	10	1.42		1.42	3.42
Year ended 7/31/2012	13.78	.56	1.35	1.91	(.56)	15.13	14.14	16	1.42		1.42	3.96
Year ended 7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.78	21	1.41		1.41	4.07
Year ended 7/31/2010	12.69	.56	1.28	1.84	(.56)	13.97	14.67	36	1.42		1.42	4.11
Year ended 7/31/2009	14.21	.59	(1.52)	(.93)	(.59)	12.69	(6.39)	43	1.46		1.45	4.70
Class C:
Year ended 7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(1.02)	161	1.46		1.46	3.37
Year ended 7/31/2012	13.78	.55	1.35	1.90	(.55)	15.13	14.09	170	1.46		1.46	3.86
Year ended 7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.73	137	1.46		1.46	4.03
Year ended 7/31/2010	12.69	.55	1.28	1.83	(.55)	13.97	14.60	163	1.46		1.46	4.03
Year ended 7/31/2009	14.21	.58	(1.52)	(.94)	(.58)	12.69	(6.44)	126	1.51		1.50	4.63
Class F-1:
Year ended 7/31/2013	15.13	.62	(.65)	(.03)	(.62)	14.48	(.35)	172.79			.79	4.04
Year ended 7/31/2012	13.78	.65	1.35	2.00	(.65)	15.13	14.89	191.76			.76	4.56
Year ended 7/31/2011	13.97	.65	(.19)	.46	(.65)	13.78	3.45	146.76			.76	4.73
Year ended 7/31/2010	12.69	.65	1.28	1.93	(.65)	13.97	15.42	181.75			.75	4.75
Year ended 7/31/2009	14.21	.67	(1.52)	(.85)	(.67)	12.69	(5.77)	156.80			.78	5.35
Class F-2:
Year ended 7/31/2013	15.13	.66	(.65)	.01	(.66)	14.48	(.09)	126.52			.52	4.31
Year ended 7/31/2012	13.78	.69	1.35	2.04	(.69)	15.13	15.20	87.49			.49	4.81
Year ended 7/31/2011	13.97	.69	(.19)	.50	(.69)	13.78	3.74	58.48			.48	5.03
Year ended 7/31/2010	12.69	.68	1.28	1.96	(.68)	13.97	15.72	50.48			.48	5.00
Period from 8/12/2008 to 7/31/2009[4]	14.28	.66	(1.58)	(.92)	(.67)	12.69	(6.19)	32.53		[5]	.53 [5]	5.50 [5]
Class R-6:
Year ended 7/31/2013	15.13	.68	(.65)	.03	(.68)	14.48	.02	58.40			.40	4.44
Period from 5/11/2012 to 7/31/2012[4]	14.86	.14	.28	.42	(.15)	15.13	2.85	13.08			.08	1.00

	Year ended July 31
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	25%	20%	18%	15%	29%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Annualized.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	73

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2013	$10.85	$.31	$(.64)	$(.33)	$(.31)	$10.21	(3.16)%	$99,811.66%			.59%		2.88%
Year ended 7/31/2012	9.98	.32	.87	1.19	(.32)	10.85	12.11	106,145.76			.63		3.06
Period from 11/1/2010[4] to 7/31/2011[5]	10.00	.21	(.03)	.18	(.20)	9.98	1.83	62,229.97		[6]	.67	[6]	2.82	[6]
Class B:
Year ended 7/31/2013	10.85	.22	(.64)	(.42)	(.22)	10.21	(4.00)	174	1.53		1.46		1.99
Year ended 7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.18	271	1.59		1.45		2.24
Period from 11/1/2010[4] to 7/31/2011[5]	10.00	.15	(.03)	.12	(.14)	9.98	1.24	120	1.76	[6]	1.48	[6]	2.21	[6]
Class C:
Year ended 7/31/2013	10.85	.21	(.64)	(.43)	(.21)	10.21	(4.04)	7,763	1.58		1.50		1.96
Year ended 7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.12	6,875	1.62		1.50		2.17
Period from 11/1/2010[4] to 7/31/2011[5]	10.00	.15	(.03)	.12	(.14)	9.98	1.26	2,103	1.75	[6]	1.55	[6]	2.27	[6]
Class F-1:
Year ended 7/31/2013	10.85	.29	(.64)	(.35)	(.29)	10.21	(3.36)	1,372.86			.79		2.67
Year ended 7/31/2012	9.98	.31	.87	1.18	(.31)	10.85	11.95	2,392.86			.74		2.94
Period from 11/1/2010[4] to 7/31/2011[5]	10.00	.20	(.03)	.17	(.19)	9.98	1.76	872	1.03	[6]	.78	[6]	2.71	[6]
Class F-2:
Year ended 7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.14)	14,378.64			.57		2.90
Year ended 7/31/2012	9.98	.33	.87	1.20	(.33)	10.85	12.21	12,983.63			.53		3.13
Period from 11/1/2010[4] to 7/31/2011[5]	10.00	.22	(.03)	.19	(.21)	9.98	1.92	3,162.70		[6]	.55	[6]	3.08	[6]

	Year ended July 31		For the period
	2013	2012	11/1/2010[4] to 7/31/2011[5]
Portfolio turnover rate for all share classes	23%	15%	16%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed other fees and expenses.
[4]	Commencement of operations.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Annualized.

See Notes to Financial Statements

74	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
Class A:
Period from 9/1/2012 to 7/31/2013[4,5]	$17.54	$.59	$(.82)	$(.23)	$(.59)	$16.72	(1.45)%	$1,250.63%[6]				.63%[6]		3.64%[6]
Year ended 8/31/2012	16.32	.66	1.22	1.88	(.66)	17.54	11.70	1,334.63				.63		3.89
Year ended 8/31/2011	16.63	.65	(.31)	.34	(.65)	16.32	2.24	1,218.64				.64		4.08
Year ended 8/31/2010	15.31	.64	1.32	1.96	(.64)	16.63	13.07	1,442.62				.62		4.04
Year ended 8/31/2009	15.79	.67	(.48)	.19	(.67)	15.31	1.49	1,311.63				.62		4.59
Year ended 8/31/2008	16.26	.66	(.47)	.19	(.66)	15.79	1.22	1,493.61				.58		4.16
Class B:
Period from 9/1/2012 to 7/31/2013[4,5]	17.54	.47	(.82)	(.35)	(.47)	16.72	(2.12)	3		1.37	[6]	1.37	[6]	2.90	[6]
Year ended 8/31/2012	16.32	.53	1.22	1.75	(.53)	17.54	10.89	5		1.37		1.37		3.17
Year ended 8/31/2011	16.63	.53	(.31)	.22	(.53)	16.32	1.48	7		1.39		1.39		3.33
Year ended 8/31/2010	15.31	.52	1.32	1.84	(.52)	16.63	12.22	11		1.37		1.37		3.31
Year ended 8/31/2009	15.79	.56	(.48)	.08	(.56)	15.31	.73	16		1.39		1.37		3.85
Year ended 8/31/2008	16.26	.54	(.47)	.07	(.54)	15.79	.46	21		1.36		1.33		3.41
Class C:
Period from 9/1/2012 to 7/31/2013[4,5]	17.54	.46	(.82)	(.36)	(.46)	16.72	(2.16)	87		1.42	[6]	1.42	[6]	2.85	[6]
Year ended 8/31/2012	16.32	.52	1.22	1.74	(.52)	17.54	10.83	101		1.42		1.42		3.10
Year ended 8/31/2011	16.63	.52	(.31)	.21	(.52)	16.32	1.42	91		1.44		1.44		3.28
Year ended 8/31/2010	15.31	.51	1.32	1.83	(.51)	16.63	12.17	116		1.42		1.42		3.24
Year ended 8/31/2009	15.79	.55	(.48)	.07	(.55)	15.31	.68	105		1.43		1.42		3.79
Year ended 8/31/2008	16.26	.54	(.47)	.07	(.54)	15.79	.41	118		1.41		1.38		3.36
Class F-1:
Period from 9/1/2012 to 7/31/2013[4,5]	17.54	.56	(.82)	(.26)	(.56)	16.72	(1.58)	74.77			[6]	.77	[6]	3.50	[6]
Year ended 8/31/2012	16.32	.64	1.22	1.86	(.64)	17.54	11.59	82.73				.73		3.79
Year ended 8/31/2011	16.63	.64	(.31)	.33	(.64)	16.32	2.13	82.74				.74		3.98
Year ended 8/31/2010	15.31	.63	1.32	1.95	(.63)	16.63	12.97	108.70				.70		3.97
Year ended 8/31/2009	15.79	.65	(.48)	.17	(.65)	15.31	1.41	113.71				.70		4.52
Year ended 8/31/2008	16.26	.65	(.47)	.18	(.65)	15.79	1.14	192.69				.65		4.08
Class F-2:
Period from 9/1/2012 to 7/31/2013[4,5]	17.54	.60	(.82)	(.22)	(.60)	16.72	(1.35)	91.51			[6]	.51	[6]	3.77	[6]
Year ended 8/31/2012	16.32	.68	1.22	1.90	(.68)	17.54	11.87	74.48				.48		4.02
Year ended 8/31/2011	16.63	.67	(.31)	.36	(.67)	16.32	2.38	41.50				.50		4.22
Year ended 8/31/2010	15.31	.67	1.32	1.99	(.67)	16.63	13.27	46.43				.43		4.27
Year ended 8/31/2009	15.79	.69	(.48)	.21	(.69)	15.31	1.67	99.45				.45		4.61
Period from 8/22/2008 to 8/31/2008[4]	15.79	.02	— [7]	.02	(.02)	15.79	.09	—	[8]	.01		.01		.10

	For the period 9/1/2012 to	Year ended August 31
	7/31/2013[4,5]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	12%	15%	10%	18%	17%	16%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	In 2013, the fund changed its fiscal year-end from August to July.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Amount less than $1 million.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	75

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund,
Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America,
American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolio for American Funds Tax-Exempt Fund of New York), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York (the “Funds”) at July 31, 2013, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California
September 10, 2013

76	American Funds Tax-Exempt Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California:

We have audited the accompanying statement of assets and liabilities of The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (the “Fund”), including the investment portfolio and the summary investment portfolio, as of July 31, 2013, and the related statement of operations for the period from September 1, 2012 through July 31, 2013 and the year ended August 31, 2012, the statement of changes in net assets for the period from September 1, 2012 through July 31, 2013 and the year ended August 31, 2012, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California as of July 31, 2013, the results of its operations for the period from September 1, 2012 through July 31, 2013 and the year ended August 31, 2012, the changes in its net assets for the period from September 1, 2012 through July 31, 2013 and the year ended August 31, 2012, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

September 9, 2013

Limited Term Tax-Exempt Bond Fund of America

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-07888 and 1933 Act No. 033-66214)

(a-1)	Articles of Incorporation – Amended and Restated Agreement and Declaration of Trust dated 2/13/12 – previously filed (see P/E Amendment No. 29 filed 3/23/12)

(a-2)	Amended and Restated Agreement and Declaration of Trust dated 12/5/12

(b)	By-laws – By-laws - previously filed (see P/E Amendment No. 26 filed 10/29/10)

(c)	Instruments Defining Rights of Security Holders – Form of Share Certificate – previously filed (see P/E Amendment No. 12 filed 3/14/01)

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 11/1/10 - previously filed (see P/E Amendment No. 26 filed 10/29/10)

(e-1)	Underwriting Contracts – Form of Principal Underwriting Agreement dated 3/14/12 – previously filed (see P/E Amendment No. 29 filed 3/23/12); Form of Selling Group Agreement effective 3/1/10 - previously filed (see P/E Amendment No. 26 filed 10/29/10); Form of Amendment to Selling Group Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 27 filed 9/30/11); Form of Amendment to Selling Group Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 27 filed 9/30/11); Form of Amendment to Selling Group Agreement effective 5/18/12 – previously filed – (see P/E Amendment No. 31 filed 9/28/12); Form of Bank/Trust Company Selling Group Agreement effective 3/1/10 - previously filed (see P/E Amendment No. 26 filed 10/29/10); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 27 filed 9/30/11); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 27 filed 9/30/11); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 5/18/12 – previously filed – (see P/E Amendment No. 31 filed 9/28/12); Form of Class F Share Participation Agreement effective 3/1/10 - previously filed (see P/E Amendment No. 26 filed 10/29/10); Form of Amendment to Class F Share Participation Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 27 filed 9/30/11); Form of Amendment to Class F Share Participation Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 27 filed 9/30/11); Form of Amendment to Class F Share Participation Agreement effective 5/18/12 – previously filed – (see P/E Amendment No. 31 filed 9/28/12); Form of Bank/Trust Company Participation Agreement for Class F Shares effective 3/1/10 - previously filed (see P/E Amendment No. 26 filed 10/29/10) Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 12/1/10 – previously filed (see P/E Amendment No. 27 filed 9/30/11); Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 2/1/11 – previously filed (see P/E Amendment No. 27 filed 9/30/11); and Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 5/18/12 – previously filed – (see P/E Amendment No. 31 filed 9/28/12)

(e-2)	Form of Amendment to Selling Group Agreement effective 9/14/12; and Form of Amendment to Bank/Trust Company Selling Group Agreement effective 9/14/12

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 3/21/13

(g)	Custodian Agreements ~~–~~ Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 20 filed 10/31/07)

(h)	Other Material Contracts – Form of Indemnification Agreement - previously filed (see P/E Amendment No. 26 filed 10/29/10); Form of Agreement and Plan of Reorganization dated 8/24/09 - previously filed (see P/E Amendment No. 26 filed 10/29/10); Form of Amended and Restated Administrative Services Agreement dated 3/14/12 – previously filed (see P/E Amendment No. 29 filed 3/23/12); Form of Amended and Restated Shareholder Services Agreement effective 9/1/12 – previously filed – (see P/E Amendment No. 31 filed 9/28/12)

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 26 filed 10/29/10; No. 29 filed 3/23/12)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)        Omitted financial statements – None

(l)	Initial capital agreements - previously filed (see P/E Amendment No. 6 filed 9/29/97)

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution for Classes A, B, C and F-1 dated 11/1/10 - previously filed (see P/E Amendment No. 26 filed 10/29/10)

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan dated 3/14/12 – previously filed (see P/E Amendment No. 29 filed 3/23/12)

(o)        Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated June 2013; and Code of Ethics for Registrant dated December 2005

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global High-Income Opportunities Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund; American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
IRV	Laurie M. Allen	Director and Senior Vice President	None
LAO	Dianne L. Anderson	Vice President	None
LAO	William C. Anderson	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	T. Patrick Bardsley	Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Brad A. Barrett	Director	None
IRV	Carl R. Bauer	Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jonathan W. Botts	Vice President	None
LAO	Bill Brady	Director and Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	Gary D. Bryce	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Vice President	None
SNO	Susan H. Campbell	Vice President	None
LAO	James D. Carter	Vice President	None

LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of Individual Investor Business	None
LAO	Craig L. Castner	Regional Vice President	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, Chairman, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Senior Vice President	None
LAO	Christopher M. Conwell	Regional Vice President	None
LAO	Charles H. Cote	Vice President	None
SNO	Kathleen D. Cox	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	Katherine Randall Danella	Assistant Vice President	None
LAO	Brian M. Daniels	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Shane L. Davis	Regional Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None

LAO	James W. DeLouise	Assistant Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Ryan T. Doyle	Regional Vice President	None
LAO	Alan J. Dumas	Regional Vice President	None
LAO	Bryan K. Dunham	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Senior Vice President	None
LAO	John R. Fodor	Director and Executive Vice President	None
SFO	Cheryl E. Frank	Director	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Senior Vice President	None
SNO	Arturo V. Garcia, Jr.	Assistant Vice President	None
LAO	Brian K. Geiger	Regional Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Robert E. Greeley, Jr.	Regional Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director and Senior Vice President	None
LAO	Susan L. Hallock Smith	Vice President	None

IND	Thomas P. Halloran	Regional Vice President	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Director and Senior Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	David K. Hummelberg	Director and Senior Vice President, Treasurer and Controller	None
LAO	Jeffrey K. Hunkins	Regional Vice President	None
LAO	Marc Ialeggio	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Linda Johnson	Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
LAO	Mark Kistler	Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None

IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Director and Senior Vice President	None
LAO	Matthew N. Leeper	Regional Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Mark A. Marinella	Senior Vice President	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Dana C. McCollum	Vice President	None
LAO	Joseph A. McCreesh, III	Vice President	None
LAO	Ross M. McDonald	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Will McKenna	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	William C. Miller, Jr.	Senior Vice President	None
LAO	William T. Mills	Vice President	None

LAO	Sean C. Minor	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Linda M. Molnar	Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	Brian D. Munson	Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Earnest M. Niemi	Regional Vice President	None
LAO	Jack Nitowitz	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director and Executive Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
LAO	Shawn M. O’Sullivan	Vice President	None
IND	Lance T. Owens	Regional Vice President	None
LAO	Rodney Dean Parker II	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Joseph M. Piccolo	Regional Vice President	None
LAO	Keith A. Piken	Vice President	None

LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Senior Vice President	None
LAO	Steven J. Quagrello	Vice President	None
LAO	Mike Quinn	Vice President	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Jeffrey Robinson	Vice President	None
LAO	Suzette M. Rothberg	Senior Vice President	None
LAO	James F. Rothenberg	Director	None
LAO	Romolo D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Regional Vice President	None
LAO	William M. Ryan	Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	David L. Schroeder	Vice President	None
LAO	James J. Sewell III	Vice President	None

LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO	Matthew Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Vice President	None
NYO	Andrew B. Suzman	Director	None
LAO	Libby J. Syth	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	Gary J. Thoma	Senior Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Patrick D. Vance	Regional Vice President	None

SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Adam B. Whitehead	Regional Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Steven Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Vice President	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, CA 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 16455 Irvine Center Drive, Irvine, CA 92618, 12811 North Meridian Street, Carmel, Indiana 46032, 14636 North Scottsdale Road, Scottsdale, Arizona 85254; 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34. Management Services

None

Item 35. Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 27th day of September, 2013.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

By: /s/ Brenda S. Ellerin

(Brenda S. Ellerin, President)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on September 27, 2013, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Brenda S. Ellerin	President
(Brenda S. Ellerin)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Dori Laskin	Treasurer
(Dori Laskin)

(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	W. Scott Hedrick*	Trustee
	R. Clark Hooper*	Chairman of the Board (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee
	/s/ Karl J. Zeile	Vice President and Trustee
(Karl J. Zeile)
*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Katherine H. Newhall

(Katherine H. Newhall, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Leonard R. Fuller

Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Barbara, CA, this 10th day of December, 2012.

(City, State)

/s/ W. Scott Hedrick

W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	American Funds Tax-Exempt Series I (File No. 033-05270, File No. 811-04653)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Mawr, PA, this 20th day of July, 2013.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Laurel B. Mitchell

Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Frank M. Sanchez

Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tulsa, OK , this 5th day of December, 2012.

(City, State)

/s/ Steadman Upham

Steadman Upham, Board member